UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report
August 31, 2019
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Real Assets Fund   Class / Ticker : I / DRAFX, Z / DRAZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Beginning on or about May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2019. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Jason B. Moore
President, Brinker Capital Destinations Trust
August 31, 2019
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Fund Expenses (unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	3.10%	$1,000.00	$1,031.01	0.83%	$4.25
Destinations Large Cap Equity Fund – Class Z	3.28%	1,000.00	1,032.77	0.68%	3.54
Destinations Small-Mid Cap Equity Fund – Class I	1.50%	1,000.00	1,015.03	1.06%	5.38
Destinations Small-Mid Cap Equity Fund – Class Z	1.63%	1,000.00	1,016.30	0.91%	4.68
Destinations International Equity Fund – Class I	2.85%	1,000.00	1,028.55	1.17%	5.98
Destinations International Equity Fund – Class Z	3.06%	1,000.00	1,030.59	1.02%	5.27
Destinations Equity Income Fund – Class I	1.43%	1,000.00	1,014.31	1.39%	7.06
Destinations Equity Income Fund – Class Z	1.63%	1,000.00	1,016.30	1.24%	6.30
Destinations Real Assets Fund – Class I	(36.70)%	1,000.00	632.97	1.22%	5.02
Destinations Real Assets Fund – Class Z	(36.62)%	1,000.00	633.85	1.07%	4.49
Destinations Core Fixed Income Fund – Class I	6.00%	1,000.00	1,060.01	0.80%	4.15
Destinations Core Fixed Income Fund – Class Z	6.13%	1,000.00	1,061.28	0.65%	3.43
Destinations Low Duration Fixed Income Fund – Class I	1.80%	1,000.00	1,018.03	0.93%	4.73
Destinations Low Duration Fixed Income Fund – Class Z	1.84%	1,000.00	1,018.43	0.78%	4.02
Destinations Global Fixed Income Opportunities Fund – Class I	2.98%	1,000.00	1,029.82	1.00%	5.12
Destinations Global Fixed Income Opportunities Fund – Class Z	3.01%	1,000.00	1,030.10	0.85%	4.35
Destinations Municipal Fixed Income Fund – Class I	5.05%	1,000.00	1,050.55	0.80%	4.13
Destinations Municipal Fixed Income Fund – Class Z	5.12%	1,000.00	1,051.18	0.65%	3.36
Destinations Multi Strategy Alternatives Fund – Class I	(0.36)%	1,000.00	996.39	1.31%	6.59
Destinations Multi Strategy Alternatives Fund – Class Z	(0.32)%	1,000.00	996.83	1.16%	5.89

(1)
For the six months ended August 31, 2019.

(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the most recent period, then divided by 365 (to reflect the period).

Fund Expenses (unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothethical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,021.02	0.83%	$4.23
Destinations Large Cap Equity Fund – Class Z	5.00%	1,000.00	1,021.73	0.68%	3.52
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.86	1.06%	5.40
Destinations Small-Mid Cap Equity Fund – Class Z	5.00%	1,000.00	1,020.57	0.91%	4.69
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,019.31	1.17%	5.96
Destinations International Equity Fund – Class Z	5.00%	1,000.00	1,020.01	1.02%	5.24
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,018.20	1.39%	7.07
Destinations Equity Income Fund – Class Z	5.00%	1,000.00	1,018.95	1.24%	6.31
Destinations Real Assets Fund – Class I	5.00%	1,000.00	1,019.06	1.22%	6.21
Destinations Real Assets Fund – Class Z	5.00%	1,000.00	1,019.71	1.07%	5.55
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,021.17	0.80%	4.08
Destinations Core Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.88	0.65%	3.36
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.52	0.93%	4.74
Destinations Low Duration Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.22	0.78%	4.02
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,020.16	1.00%	5.09
Destinations Global Fixed Income Opportunities Fund – Class Z	5.00%	1,000.00	1,020.92	0.85%	4.33
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.17	0.80%	4.08
Destinations Municipal Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.93	0.65%	3.31
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,018.60	1.31%	6.67
Destinations Multi Strategy Alternatives Fund – Class Z	5.00%	1,000.00	1,019.31	1.16%	5.96

(1)
For the six months ended August 31, 2019.

(2)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the period, then divided by 365 (to reflect the period).

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 98.3%
BASIC MATERIALS – 2.2%
Chemicals – 1.7%
7,603	Air Products & Chemicals Inc.	$1,717,670
3,526	Albemarle Corp.(a)	217,660
39,642	Celanese Corp., Class A Shares	4,494,213
292,158	CF Industries Holdings Inc.	14,079,094
84,910	Dow Inc.	3,619,713
315,518	DuPont de Nemours Inc.	21,433,138
63,039	Eastman Chemical Co.	4,120,859
8,761	Ecolab Inc.	1,807,482
4,543	FMC Corp.	392,197
3,470	International Flavors & Fragrances Inc.	380,832
37,002	Linde PLC	6,990,048
9,607	LyondellBasell Industries NV, Class A Shares	743,390
241,683	Mosaic Co.	4,444,550
8,083	PPG Industries Inc.	895,516
2,793	Sherwin-Williams Co.	1,471,213
	Total Chemicals	66,807,575
Forest Products & Paper – 0.1%
111,779	International Paper Co.	4,370,559
Iron/Steel – 0.0%
10,841	Nucor Corp.	530,992
Mining – 0.4%
338,373	Freeport-McMoRan Inc.	3,109,648
235,858	Newmont Goldcorp Corp.	9,408,376
	Total Mining	12,518,024
	TOTAL BASIC MATERIALS	84,227,150
COMMUNICATIONS – 17.7%
Advertising – 0.2%
12,790	Interpublic Group of Cos., Inc.	254,265
74,397	Omnicom Group Inc.	5,658,636
	Total Advertising	5,912,901
Internet – 12.2%
270,998	Alibaba Group Holding Ltd., ADR*	47,432,780
36,886	Alphabet Inc., Class A Shares*	43,913,890
36,320	Alphabet Inc., Class C Shares*	43,151,792
68,249	Amazon.com Inc.*	121,230,016
15,670	Baidu Inc., ADR*	1,637,045
19,444	Booking Holdings Inc.*	38,234,876
29,394	eBay Inc.	1,184,284
4,781	Expedia Group Inc.	622,008
2,034	F5 Networks Inc.*	261,837
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
507,233	Facebook Inc., Class A Shares*	$94,177,951
21,240	IAC/InterActiveCorp*	5,408,554
77,900	JD.com Inc., ADR*	2,375,950
3,610	MercadoLibre Inc.*	2,146,506
56,730	Netflix Inc.*	16,664,438
12,837	Palo Alto Networks Inc.*	2,613,870
232,259	Symantec Corp.	5,400,022
302,500	Tencent Holdings Ltd.	12,530,784
225,943	Tencent Music Entertainment Group, ADR*	3,005,042
102,662	TripAdvisor Inc.*	3,900,129
119,599	Twitter Inc.*	5,100,897
22,331	VeriSign Inc.*	4,552,174
	Total Internet	455,544,845
Media – 2.1%
99,644	CBS Corp., Class B Shares	4,191,027
17,551	Charter Communications Inc., Class A Shares*	7,188,714
472,093	Comcast Corp., Class A Shares	20,894,836
5,452	Discovery Inc., Class A Shares*	150,475
13,154	Discovery Inc., Class C Shares*	342,399
7,969	DISH Network Corp., Class A Shares*	267,440
148,131	Fox Corp., Class A Shares	4,913,505
5,424	Fox Corp., Class B Shares	177,907
14,393	News Corp., Class A Shares	197,904
3,678	News Corp., Class B Shares	52,080
11,907	Viacom Inc., Class B Shares	297,437
291,021	Walt Disney Co.	39,945,542
	Total Media	78,619,266
Telecommunications – 3.2%
1,768	Arista Networks Inc.*	400,664
1,429,904	AT&T Inc.	50,418,415
32,584	CenturyLink Inc.	370,806
665,214	Cisco Systems Inc.	31,138,668
281,570	Corning Inc.	7,841,725
11,556	Juniper Networks Inc.	267,637
27,847	Motorola Solutions Inc.	5,037,801
10,921	T-Mobile US Inc.*	852,384
416,639	Verizon Communications Inc.	24,231,724
	Total Telecommunications	120,559,824
	TOTAL COMMUNICATIONS	660,636,836
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 6.7%
Airlines – 0.2%
4,076	Alaska Air Group Inc.	$243,419
14,054	American Airlines Group Inc.	369,761
110,971	Delta Air Lines Inc.	6,420,782
17,056	Southwest Airlines Co.	892,370
7,886	United Airlines Holdings Inc.*	664,868
	Total Airlines	8,591,200
Apparel – 1.3%
363,986	Canada Goose Holdings Inc.*(a)	13,576,678
4,868	Capri Holdings Ltd.*	128,418
12,898	Hanesbrands Inc.	176,187
367,143	NIKE Inc., Class B Shares	31,023,584
56,659	PVH Corp.	4,294,752
1,766	Ralph Lauren Corp., Class A Shares	156,008
9,780	Tapestry Inc.	201,957
6,741	Under Armour Inc., Class A Shares*	125,450
7,087	Under Armour Inc., Class C Shares*	119,912
11,248	VF Corp.	921,773
	Total Apparel	50,724,719
Auto Manufacturers – 0.4%
38,075	Ferrari NV	6,006,331
135,344	Ford Motor Co.	1,241,105
190,244	General Motors Co.	7,056,150
11,965	PACCAR Inc.	784,425
	Total Auto Manufacturers	15,088,011
Auto Parts & Equipment – 0.2%
100,069	Aptiv PLC	8,322,739
6,917	BorgWarner Inc.	225,701
	Total Auto Parts & Equipment	8,548,440
Distribution/Wholesale – 0.1%
6,927	Copart Inc.*	522,226
19,767	Fastenal Co.	605,266
10,554	LKQ Corp.*	277,254
1,560	WW Grainger Inc.	426,894
	Total Distribution/Wholesale	1,831,640
Home Builders – 0.3%
11,678	DR Horton Inc.	577,711
129,857	Lennar Corp., Class A Shares	6,622,707
884	NVR Inc.*	3,181,516
8,422	PulteGroup Inc.	284,663
	Total Home Builders	10,666,597
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Home Furnishings – 0.0%
4,674	Leggett & Platt Inc.	$173,826
2,128	Whirlpool Corp.	295,984
	Total Home Furnishings	469,810
Housewares – 0.0%
14,327	Newell Brands Inc.	237,828
Leisure Time – 0.5%
146,676	Carnival Corp.	6,465,478
5,853	Harley-Davidson Inc.	186,711
7,403	Norwegian Cruise Line Holdings Ltd.*	375,702
159,315	Planet Fitness Inc., Class A Shares*	11,249,232
5,937	Royal Caribbean Cruises Ltd.	619,111
	Total Leisure Time	18,896,234
Lodging – 0.5%
9,965	Hilton Worldwide Holdings Inc.	920,467
80,664	Las Vegas Sands Corp.	4,474,432
9,596	Marriott International Inc., Class A Shares	1,209,672
138,460	MGM Resorts International	3,885,188
53,408	Wynn Resorts Ltd.	5,882,891
	Total Lodging	16,372,650
Retail – 3.2%
2,468	Advance Auto Parts Inc.	340,461
843	AutoZone Inc.*	928,725
8,020	Best Buy Co., Inc.	510,473
5,888	CarMax Inc.*	490,353
835	Chipotle Mexican Grill Inc., Class A Shares*	700,081
15,189	Costco Wholesale Corp.	4,477,110
4,241	Darden Restaurants Inc.	513,076
26,194	Dollar General Corp.	4,088,621
221,075	Dollar Tree Inc.*	22,445,745
171,226	Dollarama Inc.	6,553,213
7,663	Gap Inc.	120,999
5,036	Genuine Parts Co.	454,700
38,002	Home Depot Inc.	8,661,036
5,605	Kohl’s Corp.	264,892
7,386	L Brands Inc.	121,943
184,705	Lowe’s Cos., Inc.	20,723,901
10,161	Macy’s Inc.	149,977
43,490	McDonald’s Corp.	9,479,515
4,088	Nordstrom Inc.(a)	118,429
2,699	O’Reilly Automotive Inc.*	1,035,768
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
22,370	Restaurant Brands International Inc.	$1,754,927
12,640	Ross Stores Inc.	1,339,966
67,366	Starbucks Corp.	6,504,861
68,263	Target Corp.	7,306,871
3,637	Tiffany & Co.	308,672
41,970	TJX Cos., Inc.	2,307,091
4,127	Tractor Supply Co.	420,459
1,944	Ulta Beauty Inc.*	462,147
27,242	Walgreens Boots Alliance Inc.	1,394,518
48,658	Walmart Inc.	5,559,663
125,773	Yum China Holdings Inc.	5,713,867
43,528	Yum! Brands Inc.	5,083,200
	Total Retail	120,335,260
Textiles – 0.0%
2,088	Mohawk Industries Inc.*	248,242
Toys/Games/Hobbies – 0.0%
3,924	Hasbro Inc.	433,484
	TOTAL CONSUMER CYCLICAL	252,444,115
CONSUMER NON-CYCLICAL – 23.5%
Agriculture – 0.9%
147,930	Altria Group Inc.	6,470,458
480,696	Archer-Daniels-Midland Co.	18,290,483
112,471	Philip Morris International Inc.	8,108,035
	Total Agriculture	32,868,976
Beverages – 0.9%
72,564	Brown-Forman Corp., Class B Shares	4,280,551
132,609	Coca-Cola Co.	7,298,799
5,775	Constellation Brands Inc., Class A Shares	1,180,121
6,370	Molson Coors Brewing Co., Class B Shares	327,163
91,004	Monster Beverage Corp.*	5,339,205
98,182	PepsiCo Inc.	13,424,425
	Total Beverages	31,850,264
Biotechnology – 2.6%
183,214	Alexion Pharmaceuticals Inc.*	18,460,643
40,398	Amgen Inc.	8,427,831
28,943	Biogen Inc.*	6,360,224
24,358	Celgene Corp.*	2,357,854
25,689	Corteva Inc.	753,202
157,049	Exact Sciences Corp.*	18,723,382
43,820	Gilead Sciences Inc.	2,784,323
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
75,427	Illumina Inc.*	$21,220,632
6,052	Incyte Corp.*	495,175
209,283	Nektar Therapeutics, Class A Shares*	3,677,102
2,716	Regeneron Pharmaceuticals Inc.*	787,776
86,520	Vertex Pharmaceuticals Inc.*	15,575,330
	Total Biotechnology	99,623,474
Commercial Services – 3.4%
15,032	Automatic Data Processing Inc.	2,553,035
2,988	Cintas Corp.	788,235
49,240	Equifax Inc.	7,207,751
2,953	FleetCor Technologies Inc.*	881,175
3,090	Gartner Inc.*	413,040
5,412	Global Payments Inc.	898,284
147,429	H&R Block Inc.	3,570,730
12,423	IHS Markit Ltd.*	815,073
11,829	MarketAxess Holdings Inc.	4,703,447
5,617	Moody’s Corp.	1,210,913
213,822	New Oriental Education & Technology Group Inc., ADR*	24,247,415
11,841	Nielsen Holdings PLC	245,819
289,345	PayPal Holdings Inc.*	31,553,072
126,098	Quanta Services Inc.	4,274,722
3,986	Robert Half International Inc.	213,131
5,277	Rollins Inc.	173,138
29,641	S&P Global Inc.	7,712,292
279,432	Square Inc., Class A Shares*	17,280,075
66,954	Total System Services Inc.	8,986,566
83,460	TransUnion	6,981,429
2,731	United Rentals Inc.*	307,401
5,653	Verisk Analytics Inc., Class A Shares	913,186
	Total Commercial Services	125,929,929
Cosmetics/Personal Care – 0.7%
138,751	Colgate-Palmolive Co.	10,288,387
14,924	Coty Inc., Class A Shares	142,524
7,573	Estee Lauder Cos., Inc., Class A Shares	1,499,378
86,633	Procter & Gamble Co.	10,415,885
69,852	Unilever NV, Class NY Registered Shares, ADR	4,337,111
	Total Cosmetics/Personal Care	26,683,285
Food – 1.6%
6,257	Campbell Soup Co.	281,565
951,692	Conagra Brands Inc.	26,989,985
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
20,681	General Mills Inc.	$1,112,638
4,820	Hershey Co.	763,873
9,228	Hormel Foods Corp.	393,205
3,860	JM Smucker Co.	405,918
8,698	Kellogg Co.	546,234
20,972	Kraft Heinz Co.	535,206
27,861	Kroger Co.	659,749
4,933	Lamb Weston Holdings Inc	347,234
4,183	McCormick & Co., Inc.,	681,285
431,854	Mondelez International Inc., Class A Shares	23,846,978
16,164	Sysco Corp.	1,201,470
10,182	Tyson Foods Inc., Class A Shares	947,333
	Total Food	58,712,673
Healthcare-Products – 4.7%
282,331	Abbott Laboratories	24,088,481
21,528	ABIOMED Inc.*	4,156,411
60,612	Alcon Inc.*	3,692,568
74,730	Align Technology Inc.*	13,683,810
16,292	Baxter International Inc.	1,432,881
70,028	Becton Dickinson & Co.	17,781,510
143,034	Boston Scientific Corp.*	6,111,843
1,682	Cooper Cos., Inc.	520,999
21,760	Danaher Corp.	3,091,878
8,081	DENTSPLY SIRONA Inc.	421,424
94,481	Edwards Lifesciences Corp.*	20,959,665
5,175	Henry Schein Inc.*	318,884
9,158	Hologic Inc.*	452,130
82,718	IDEXX Laboratories Inc.*	23,966,713
22,160	Intuitive Surgical Inc.*	11,331,294
199,772	Medtronic PLC	21,553,401
4,873	ResMed Inc.	678,809
64,536	Stryker Corp.	14,240,514
1,564	Teleflex Inc.	569,171
13,760	Thermo Fisher Scientific Inc.	3,949,946
38,497	Varian Medical Systems Inc.*	4,077,987
7,073	Zimmer Biomet Holdings Inc.	984,562
	Total Healthcare-Products	178,064,881
Healthcare-Services – 2.4%
49,524	Anthem Inc.	12,951,517
115,472	Centene Corp.*	5,383,305
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
69,682	DaVita Inc.*	$3,927,974
48,335	HCA Healthcare Inc.	5,809,867
13,902	Humana Inc.	3,937,185
5,466	IQVIA Holdings Inc.*	848,050
26,860	Laboratory Corp. of America Holdings*	4,500,662
4,620	Quest Diagnostics Inc.	472,949
187,390	UnitedHealth Group Inc.	43,849,260
2,887	Universal Health Services Inc., Class B Shares	417,402
28,991	WellCare Health Plans Inc.*	7,849,023
	Total Healthcare-Services	89,947,194
Household Products/Wares – 0.1%
2,885	Avery Dennison Corp.	333,419
8,473	Church & Dwight Co., Inc.	675,976
4,399	Clorox Co.	695,746
11,874	Kimberly-Clark Corp.	1,675,540
	Total Household Products/Wares	3,380,681
Pharmaceuticals – 6.2%
111,225	AbbVie Inc.	7,311,932
10,733	Allergan PLC	1,714,275
67,169	AmerisourceBergen Corp., Class A Shares	5,525,994
598,246	Bristol-Myers Squibb Co.	28,757,685
357,433	Cardinal Health Inc.	15,416,085
160,003	Cigna Corp.	24,635,662
319,368	CVS Health Corp.	19,455,899
64,493	Eli Lilly & Co.	7,285,774
270,366	Johnson & Johnson	34,704,180
6,556	McKesson Corp.	906,498
400,139	Merck & Co., Inc.	34,600,019
232,451	Mylan NV*	4,525,821
100,834	Novartis AG, ADR	9,086,152
3,997	Perrigo Co. PLC	186,980
834,898	Pfizer Inc.	29,680,624
77,373	Sarepta Therapeutics Inc.*	6,975,176
16,532	Zoetis Inc., Class A Shares	2,089,975
	Total Pharmaceuticals	232,858,731
	TOTAL CONSUMER NON-CYCLICAL	879,920,088
ENERGY – 4.8%
Oil & Gas – 4.0%
12,902	Apache Corp.	278,296
14,576	Cabot Oil & Gas Corp.	249,541
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
65,792	Chevron Corp.	$7,745,034
3,503	Cimarex Energy Co.	149,859
60,447	Concho Resources Inc.	4,421,698
314,978	ConocoPhillips	16,435,552
14,981	Devon Energy Corp.	329,432
5,313	Diamondback Energy Inc	521,099
20,043	EOG Resources Inc.	1,486,990
218,180	Exxon Mobil Corp.	14,940,967
3,500	Helmerich & Payne Inc.	131,565
205,940	Hess Corp.	12,963,923
5,306	HollyFrontier Corp.	235,374
1,248,624	Marathon Oil Corp.	14,783,708
250,775	Marathon Petroleum Corp.	12,340,638
16,137	Noble Energy Inc.	364,374
511,056	Occidental Petroleum Corp.	22,220,715
125,012	Phillips 66	12,329,933
148,327	Pioneer Natural Resources Co.	18,306,518
105,075	Valero Energy Corp.	7,910,046
	Total Oil & Gas	148,145,262
Oil & Gas Services – 0.7%
125,708	Apergy Corp.*	3,265,894
17,433	Baker Hughes a GE Co., Class A Shares	378,122
926,115	Halliburton Co.	17,448,006
12,999	National Oilwell Varco Inc.	265,570
147,770	Schlumberger Ltd.	4,792,181
14,257	TechnipFMC PLC	354,144
	Total Oil & Gas Services	26,503,917
Pipelines – 0.1%
66,539	Kinder Morgan Inc.	1,348,745
14,256	ONEOK Inc.	1,016,168
41,852	Williams Cos., Inc.	987,707
	Total Pipelines	3,352,620
	TOTAL ENERGY	178,001,799
FINANCIAL – 16.3%
Banks – 5.1%
1,134,881	Bank of America Corp.	31,220,576
374,035	Bank of New York Mellon Corp.	15,731,912
362,758	BB&T Corp.	17,285,419
342,943	Citigroup Inc.	22,068,382
16,073	Citizens Financial Group Inc.	542,303
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
5,552	Comerica Inc.	$342,281
26,788	Fifth Third Bancorp	708,543
5,656	First Republic Bank	507,456
113,300	Goldman Sachs Group Inc.	23,103,003
35,816	Huntington Bancshares Inc.	474,562
313,339	JPMorgan Chase & Co.	34,423,423
35,637	KeyCorp	591,574
4,702	M&T Bank Corp.	687,480
222,829	Morgan Stanley	9,245,175
7,401	Northern Trust Corp.	650,770
15,590	PNC Financial Services Group Inc.	2,010,019
35,494	Regions Financial Corp.	518,922
47,754	Signature Bank	5,570,504
12,778	State Street Corp.	655,639
15,120	SunTrust Banks Inc.	930,031
1,799	SVB Financial Group*	350,121
229,073	US Bancorp	12,069,856
230,908	Wells Fargo & Co.	10,753,386
6,440	Zions Bancorp NA	264,620
	Total Banks	190,705,957
Diversified Financial Services – 4.2%
1,896	Affiliated Managers Group Inc.	145,290
1,555	Alliance Data Systems Corp.	191,187
45,430	American Express Co.	5,468,409
26,193	Ameriprise Financial Inc.	3,378,373
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(b)(c)@	1,584,623
4,112	BlackRock Inc., Class A Shares	1,737,567
45,450	Capital One Financial Corp.	3,936,879
35,240	Cboe Global Markets Inc.	4,199,198
577,541	Charles Schwab Corp.	22,102,494
12,364	CME Group Inc., Class A Shares	2,686,574
11,260	Discover Financial Services	900,462
8,644	E*TRADE Financial Corp.	360,800
9,963	Franklin Resources Inc.	261,828
64,037	Intercontinental Exchange Inc.	5,986,179
13,533	Invesco Ltd.	212,468
10,051	Jefferies Financial Group Inc.	187,351
37,767	LPL Financial Holdings Inc.	2,830,637
111,673	Mastercard Inc., Class A Shares	31,421,432
3,856	Nasdaq Inc.	384,983
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
39,512	Raymond James Financial Inc.	$3,102,087
22,076	Synchrony Financial	707,536
8,073	T Rowe Price Group Inc.	893,035
115,458	TD Ameritrade Holding Corp.	5,127,490
319,895	Visa Inc., Class A Shares	57,843,414
15,741	Western Union Co.	348,191
	Total Diversified Financial Services	155,998,487
Equity Real Estate Investment Trusts (REITs) – 1.5%
3,901	Alexandria Real Estate Equities Inc.	584,526
15,267	American Tower Corp.	3,514,311
5,128	Apartment Investment & Management Co., Class A Shares	261,528
4,815	AvalonBay Communities Inc.	1,023,477
5,337	Boston Properties Inc.	685,377
29,028	Crown Castle International Corp.	4,213,995
7,194	Digital Realty Trust Inc.	889,394
11,996	Duke Realty Corp.	399,107
2,904	Equinix Inc.	1,615,437
235,609	Equity Residential	19,970,219
2,270	Essex Property Trust Inc.	729,260
4,300	Extra Space Storage Inc.	524,256
2,477	Federal Realty Investment Trust	320,053
16,375	HCP Inc.	568,376
25,251	Host Hotels & Resorts Inc.	405,026
9,608	Iron Mountain Inc.	306,015
15,032	Kimco Realty Corp.	276,288
3,801	Macerich Co.	108,443
3,872	Mid-America Apartment Communities Inc.	490,505
21,786	Prologis Inc.	1,821,745
5,184	Public Storage	1,372,412
10,873	Realty Income Corp.	802,536
5,704	Regency Centers Corp.	367,965
3,911	SBA Communications Corp., Class A Shares	1,026,364
56,017	Simon Property Group Inc.	8,343,172
2,812	SL Green Realty Corp.	225,579
9,679	UDR Inc.	466,334
12,759	Ventas Inc.	936,383
5,877	Vornado Realty Trust	355,382
13,986	Welltower Inc.	1,252,586
180,782	Weyerhaeuser Co.	4,756,374
	Total Equity Real Estate Investment Trusts (REITs)	58,612,425
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – 5.1%
25,796	Aflac Inc.	$1,294,443
191,614	Allstate Corp.	19,619,357
582,690	American International Group Inc.	30,323,188
8,307	Aon PLC	1,618,619
6,507	Arthur J Gallagher & Co.	590,250
69,420	Assurant Inc.	8,538,660
344,733	Berkshire Hathaway Inc., Class B Shares*	70,122,140
73,621	Chubb Ltd.	11,505,490
5,143	Cincinnati Financial Corp.	578,536
1,354	Everest Re Group Ltd.	319,381
3,402	Globe Life Inc.	303,663
134,269	Hartford Financial Services Group Inc.	7,825,197
7,294	Lincoln National Corp.	385,707
9,420	Loews Corp.	452,819
202,461	Marsh & McLennan Cos., Inc.	20,223,829
32,719	MetLife Inc.	1,449,452
8,986	Principal Financial Group Inc.	478,235
20,170	Progressive Corp.	1,528,886
13,904	Prudential Financial Inc.	1,113,571
8,961	Travelers Cos., Inc.	1,316,909
7,179	Unum Group	182,418
170,824	Voya Financial Inc.	8,425,040
11,311	Willis Towers Watson PLC	2,239,239
	Total Insurance	190,435,029
Private Equity – 0.2%
113,859	Brookfield Asset Management Inc., Class A Shares(a)	5,876,263
Real Estate – 0.2%
10,851	CBRE Group Inc., Class A Shares*	567,182
54,319	Jones Lang LaSalle Inc.	7,281,462
	Total Real Estate	7,848,644
Savings & Loans – 0.0%
13,276	People’s United Financial Inc.	190,776
	TOTAL FINANCIAL	609,667,581
INDUSTRIAL – 8.7%
Aerospace/Defense – 3.7%
14,200	Arconic Inc.	366,928
89,478	Boeing Co.	32,578,045
30,437	General Dynamics Corp.	5,821,685
57,526	L3Harris Technologies Inc.	12,161,572
18,844	Lockheed Martin Corp.	7,238,169
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Aerospace/Defense – (continued)
95,408	Northrop Grumman Corp.	$35,097,741
128,345	Raytheon Co.	23,784,895
1,690	TransDigm Group Inc.	909,761
151,354	United Technologies Corp.	19,712,345
	Total Aerospace/Defense	137,671,141
Building Materials – 0.7%
5,070	Fortune Brands Home & Security Inc.	258,874
27,485	Johnson Controls International PLC	1,173,335
51,453	Martin Marietta Materials Inc.	13,057,228
10,209	Masco Corp.	415,812
89,117	Vulcan Materials Co.	12,587,776
	Total Building Materials	27,493,025
Electrical Components & Equipment – 0.1%
8,000	AMETEK Inc.	687,440
21,198	Emerson Electric Co.	1,263,189
	Total Electrical Components & Equipment	1,950,629
Electronics – 1.0%
10,914	Agilent Technologies Inc.	776,094
3,146	Allegion PLC	302,865
10,318	Amphenol Corp., Class A Shares	903,238
140,756	Avnet Inc.	5,896,269
88,234	FLIR Systems Inc.	4,347,289
87,373	Fortive Corp.	6,194,746
4,005	Garmin Ltd.	326,688
103,977	Honeywell International Inc.	17,116,694
6,403	Keysight Technologies Inc.*	620,195
862	Mettler-Toledo International Inc.*	566,153
3,732	PerkinElmer Inc.	308,636
11,511	TE Connectivity Ltd.	1,050,033
2,520	Waters Corp.*	533,963
	Total Electronics	38,942,863
Engineering & Construction – 0.0%
3,934	Jacobs Engineering Group Inc.	349,575
Environmental Control – 0.6%
5,724	Pentair PLC	205,606
7,523	Republic Services Inc., Class A Shares	671,428
172,402	Waste Management Inc.	20,576,178
	Total Environmental Control	21,453,212
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Hand/Machine Tools – 0.0%
1,859	Snap-on Inc.	$276,396
5,234	Stanley Black & Decker Inc.	695,389
	Total Hand/Machine Tools	971,785
Machinery-Construction & Mining – 0.1%
19,672	Caterpillar Inc.	2,340,968
Machinery-Diversified – 0.9%
31,371	Cummins Inc.	4,682,749
42,599	Deere & Co.	6,599,011
4,970	Dover Corp.	465,888
4,696	Flowserve Corp.	200,425
64,106	Hexagon AB, Class B Shares	2,847,936
2,613	IDEX Corp.	430,387
4,163	Rockwell Automation Inc.	636,065
26,822	Roper Technologies Inc.	9,837,237
86,598	Wabtec Corp.	5,993,448
6,117	Xylem Inc.	468,624
	Total Machinery-Diversified	32,161,770
Miscellaneous Manufacturers – 0.5%
19,909	3M Co.	3,219,684
88,881	AO Smith Corp.	4,134,744
14,635	Eaton Corp. PLC	1,181,337
480,828	General Electric Co.	3,966,831
10,335	Illinois Tool Works Inc.	1,548,803
8,254	Ingersoll-Rand PLC	999,477
4,422	Parker-Hannifin Corp.	733,035
96,910	Textron Inc.	4,360,950
	Total Miscellaneous Manufacturers	20,144,861
Packaging & Containers – 0.0%
55,384	Amcor PLC*	543,871
11,732	Ball Corp.	943,370
3,147	Packaging Corp. of America	316,525
5,622	Sealed Air Corp.	223,868
8,561	WestRock Co.	292,615
	Total Packaging & Containers	2,320,249
Shipbuilding – 0.1%
20,367	Huntington Ingalls Industries Inc.	4,256,703
Transportation – 1.0%
4,674	CH Robinson Worldwide Inc.	394,906
26,484	CSX Corp.	1,774,958
5,865	Expeditors International of Washington Inc.	417,002
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – (continued)
51,099	FedEx Corp.	$8,104,812
36,496	JB Hunt Transport Services Inc.	3,943,028
3,438	Kansas City Southern	432,500
9,220	Norfolk Southern Corp.	1,604,741
78,602	Union Pacific Corp.	12,730,380
57,774	United Parcel Service Inc., Class B Shares	6,855,463
	Total Transportation	36,257,790
	TOTAL INDUSTRIAL	326,314,571
TECHNOLOGY – 16.3%
Computers – 2.1%
22,029	Accenture PLC, Class A Shares	4,365,487
251,165	Apple Inc.	52,428,182
19,635	Cognizant Technology Solutions Corp., Class A Shares	1,205,393
9,311	DXC Technology Co.	309,311
4,886	Fortinet Inc.*	386,873
47,725	Hewlett Packard Enterprise Co.	659,560
53,507	HP Inc.	978,643
112,661	International Business Machines Corp.	15,268,945
4,979	Leidos Holdings Inc.	434,966
8,685	NetApp Inc.	417,401
8,826	Seagate Technology PLC	443,153
58,850	Western Digital Corp.	3,370,340
	Total Computers	80,268,254
Office/Business Equipment – 0.1%
146,335	Xerox Holdings Corp.	4,242,252
Semiconductors – 4.2%
158,513	Advanced Micro Devices Inc.*	4,985,234
12,771	Analog Devices Inc.	1,402,639
495,255	Applied Materials Inc.	23,782,145
28,360	ASML Holding NV, Class NY Registered Shares, ADR	6,313,220
95,393	Broadcom Inc.	26,961,878
490,927	Intel Corp.	23,274,849
1,285	IPG Photonics Corp.*	158,993
5,647	KLA Corp.	835,191
5,215	Lam Research Corp.	1,097,810
226,461	Marvell Technology Group Ltd.	5,428,270
9,544	Maxim Integrated Products Inc.	520,530
54,380	Microchip Technology Inc.	4,694,625
100,036	Micron Technology Inc.*	4,528,630
162,837	NVIDIA Corp.	27,276,826
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
4,482	Qorvo Inc.*	$320,149
210,810	QUALCOMM Inc.	16,394,694
6,056	Skyworks Solutions Inc.	455,835
65,185	Texas Instruments Inc.	8,066,644
8,770	Xilinx Inc.	912,606
	Total Semiconductors	157,410,768
Software – 9.9%
469,141	Activision Blizzard Inc.	23,738,534
92,458	Adobe Inc.*	26,305,226
5,493	Akamai Technologies Inc.*	489,591
2,859	ANSYS Inc.*	590,555
5,591	Atlassian Corp. PLC, Class A Shares*	752,045
34,212	Autodesk Inc.*	4,886,158
3,966	Broadridge Financial Solutions Inc.	513,359
9,628	Cadence Design Systems Inc.*	659,325
11,239	Cerner Corp.	774,479
4,381	Citrix Systems Inc.	407,345
10,173	Electronic Arts Inc.*	953,007
131,088	Fidelity National Information Services Inc.	17,856,807
136,114	Fiserv Inc.*	14,556,031
60,827	Intuit Inc.	17,540,074
2,600	Jack Henry & Associates Inc.	376,896
666,978	Microsoft Corp.	91,949,587
72,233	MSCI Inc., Class A Shares	16,948,029
598,453	Oracle Corp.	31,155,463
11,047	Paychex Inc.	902,540
313,421	salesforce.com Inc.*	48,915,616
97,885	ServiceNow Inc.*	25,630,208
77,410	Slack Technologies Inc., Class A Shares*	2,217,022
187,567	Splunk Inc.*	20,973,742
5,116	Synopsys Inc.*	725,500
3,866	Take-Two Interactive Software Inc.*	510,196
19,530	Temenos AG*	3,271,443
90,276	Teradata Corp.*	2,786,820
41,413	VMware Inc., Class A Shares	5,857,455
30,993	Workday Inc., Class A Shares*	5,494,439
2,652	Zoom Video Communications Inc., Class A Shares*(a)	243,109
	Total Software	367,980,601
	TOTAL TECHNOLOGY	609,901,875
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – 2.1%
Electric – 2.1%
22,269	AES Corp.	$341,384
7,883	Alliant Energy Corp.	413,463
8,428	Ameren Corp.	650,220
58,779	American Electric Power Co., Inc.	5,357,706
17,199	CenterPoint Energy Inc.	476,240
9,750	CMS Energy Corp.	614,738
11,297	Consolidated Edison Inc.	1,004,303
27,712	Dominion Energy Inc.	2,151,283
6,279	DTE Energy Co.	814,135
25,145	Duke Energy Corp.	2,331,947
397,617	Edison International	28,735,781
6,560	Entergy Corp.	740,230
9,049	Evergy Inc.	588,185
11,090	Eversource Energy	888,642
33,535	Exelon Corp.	1,584,864
17,214	FirstEnergy Corp.	791,844
38,531	NextEra Energy Inc.	8,441,371
9,847	NRG Energy Inc.	358,431
3,760	Pinnacle West Capital Corp.	358,366
204,849	PPL Corp.	6,053,288
17,457	Public Service Enterprise Group Inc.	1,055,625
50,322	Sempra Energy	7,127,105
35,948	Southern Co.	2,094,330
10,895	WEC Energy Group Inc.	1,043,414
17,776	Xcel Energy Inc.	1,141,575
	Total Electric	75,158,470
Gas – 0.0%
3,956	Atmos Energy Corp.	436,070
12,886	NiSource Inc.	380,781
	Total Gas	816,851
Water – 0.0%
6,235	American Water Works Co., Inc.	793,840
	TOTAL UTILITIES	76,769,161
	TOTAL COMMON STOCKS (Cost – $3,167,332,879)	3,677,883,176
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – 0.1%
CONSUMER CYCLICAL – 0.1%
Auto Manufacturers – 0.1%
48,210	Aurora Innovation Inc., Series B, Private Placement*(b)(c)@	$445,475
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(b)(c)@	883,300
	TOTAL CONSUMER CYCLICAL	1,328,775
TECHNOLOGY – 0.0%
Software – 0.0%
15,057	Magic Leap Inc., Series D, Private Placement*(b)(c)@	365,885
17,300	Uipath Inc, Series D1, Private Placement*(b)(c)@	680,784
2,905	Uipath Inc, Series D2, Private Placement*(b)(c)@	114,317
	Total Software	1,160,986
	TOTAL TECHNOLOGY	1,160,986
	TOTAL PREFERRED STOCKS (Cost – $2,530,415)	2,489,761
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $3,169,863,294)	3,680,372,937
Face Amount†
SHORT-TERM INVESTMENTS – 1.7%
TIME DEPOSITS – 1.7%
$14,023,459	Banco Santander SA – Frankfurt, 1.490% due 9/3/19	14,023,459
9,060,984	Barclays Bank PLC – London, 1.490% due 9/3/19	9,060,984
279,567HKD	BNP Paribas – Paris, 0.750% due 9/2/19	35,655
	Brown Brothers Harriman – Grand Cayman:
5,551CHF	(1.580)% due 9/2/19	5,608
4GBP	0.370% due 9/2/19	5
18,014CAD	0.870% due 9/3/19	13,532
21,684,959	Citibank – New York, 1.490% due 9/3/19	21,684,959
16,113,688	JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	16,113,688
	TOTAL TIME DEPOSITS (Cost – $60,937,890)	60,937,890
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.5%
MONEY MARKET FUND – 0.5%
19,637,880	Federated Government Obligations Fund, Premier Class, 2.012%(d) (Cost – $19,637,880)	19,637,880
	TOTAL INVESTMENTS – 100.6% (Cost – $3,250,439,064#)	3,760,948,707
	Liabilities in Excess of Other Assets – (0.6)%	(20,954,007)
	TOTAL NET ASSETS – 100.0%	$3,739,994,700

†
Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (continued)

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $4,074,384 and represents 0.11% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/18	$1,584,623	$1,584,623	0.04%
Aurora Innovation Inc., Series B, Private Placement	3/1/19	445,475	445,475	0.01%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/19	883,300	883,300	0.03%
Magic Leap Inc., Series D, Private Placement	10/12/17	406,539	365,885	0.01%
Uipath Inc, Series D1, Private Placement	4/26/19	680,784	680,784	0.02%
Uipath Inc, Series D2, Private Placement	4/26/19	114,317	114,317	0.00%
Total			$4,074,384	0.11%
Abbreviations used in this schedule:
ADR
 —  American Depositary Receipts

LLC
 — Limited Liability Company

PLC
 —  Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.5%
Communications	17.7
Technology	16.2
Financial	16.2
Industrial	8.7
Consumer Cyclical	6.7
Energy	4.7
Basic Materials	2.2
Utilities	2.0
Short-Term Investments	1.6
Money Market Fund	0.5
100.0%

^
As a percentage of total investments.

At August 31, 2019, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Large Cap Equity Fund (concluded)

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	74	9/19	$10,757,515	$10,821,575	$64,060
At August 31, 2019, Destinations Large Cap Equity Fund had deposited cash of  $466,200 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
CAD
 —  Canadian Dollar

CHF
 —  Swiss Franc

GBP
 —  British Pound

HKD
 —  Hong Kong Dollar

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 91.0%
BASIC MATERIALS – 3.3%
Chemicals – 2.2%
19,676	Cabot Corp.	$787,040
37,411	HB Fuller Co.	1,594,083
17,049	Ingevity Corp.*	1,298,622
93,196	Olin Corp.	1,582,468
61,500	PPG Industries Inc.	6,813,585
45,155	Sensient Technologies Corp.	2,949,525
145,592	Valvoline Inc.	3,290,379
35,693	WR Grace & Co.	2,416,773
	Total Chemicals	20,732,475
Iron/Steel – 0.6%
91,052	Allegheny Technologies Inc.*	1,804,651
80,400	Nucor Corp.	3,937,992
	Total Iron/Steel	5,742,643
Mining – 0.5%
1 88,097	Constellium SE, Class A Shares*	2,264,688
204,540	Livent Corp.*	1,257,921
82,103	SSR Mining Inc.*	1,348,131
	Total Mining	4,870,740
	TOTAL BASIC MATERIALS	31,345,858
COMMUNICATIONS – 5.4%
Advertising – 2.1%
320,300	Interpublic Group of Cos., Inc.	6,367,564
112,000	Omnicom Group Inc.	8,518,720
521,378	Telaria Inc.*	5,203,352
	Total Advertising	20,089,636
Internet – 1.6%
81,875	Cardlytics Inc.*	3,076,044
29,109	Cogent Communications Holdings Inc.	1,772,447
56,228	EverQuote Inc., Class A Shares*	1,258,945
29,564	Mimecast Ltd.*	1,210,055
75,662	Perficient Inc.*	2,787,388
498,452	Rubicon Project Inc.*	5,099,164
	Total Internet	15,204,043
Media – 0.6%
48,950	Meredith Corp.	2,143,031
24,206	Nexstar Media Group Inc., Class A Shares	2,393,731
22,050	Tribune Media Co., Class A Shares	1,027,089
	Total Media	5,563,851
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – 1.1%
35,300	Motorola Solutions Inc.	$6,386,123
94,631	Sonim Technologies Inc.*(a)	687,021
236,432	Viavi Solutions Inc.*	3,284,040
	Total Telecommunications	10,357,184
	TOTAL COMMUNICATIONS	51,214,714
CONSUMER CYCLICAL – 7.8%
Airlines – 0.2%
203,074	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,805,328
Apparel – 1.1%
21,717	Carter’s Inc.	1,986,671
18,010	Oxford Industries Inc.	1,256,738
79,900	PVH Corp.	6,056,420
34,526	Steven Madden Ltd.	1,146,954
	Total Apparel	10,446,783
Auto Manufacturers – 0.3%
286,700	Ford Motor Co.	2,629,039
Auto Parts & Equipment – 0.8%
199,700	BorgWarner Inc.	6,516,211
26,786	Douglas Dynamics Inc.	1,118,583
	Total Auto Parts & Equipment	7,634,794
Home Builders – 1.3%
73,691	Century Communities Inc.*	2,076,612
37,637	Installed Building Products Inc.*	2,141,922
49,297	LGI Homes Inc.*	4,018,199
158,160	Skyline Champion Corp.*	4,428,480
	Total Home Builders	12,665,213
Leisure Time – 1.4%
74,500	Brunswick Corp.	3,471,700
76,221	Callaway Golf Co.	1,353,685
128,170	Lindblad Expeditions Holdings Inc.*	2,391,652
119,235	OneSpaWorld Holdings Ltd.*	1,871,989
31,600	Royal Caribbean Cruises Ltd.	3,295,248
93,074	Vista Outdoor Inc.*	520,284
	Total Leisure Time	12,904,558
Lodging – 0.4%
162,412	Century Casinos Inc.*	1,247,324
84,000	MGM Resorts International	2,357,040
	Total Lodging	3,604,364
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Office Furnishings – 0.3%
119,246	Knoll Inc.	$2,749,813
Retail – 1.7%
119,614	Boot Barn Holdings Inc.*	4,096,779
34,209	Freshpet Inc.*	1,678,978
86,661	GMS Inc.*	2,553,033
81,120	Lovesac Co.*	1,395,264
82,622	Michaels Cos., Inc.*	468,467
74,061	PetIQ Inc., Class A Shares*	2,344,771
81,273	Sonic Automotive Inc., Class A Shares	2,187,056
22,787	Wingstop Inc.	2,282,574
	Total Retail	17,006,922
Toys/Games/Hobbies – 0.3%
117,146	Funko Inc., Class A Shares*(a)	2,810,333
	TOTAL CONSUMER CYCLICAL	74,257,147
CONSUMER NON-CYCLICAL – 21.2%
Agriculture – 0.7%
198,945	Darling Ingredients Inc.*	3,700,377
32,018	Turning Point Brands Inc.(a)	1,147,845
133,113	Village Farms International Inc.*(a)	1,397,686
	Total Agriculture	6,245,908
Biotechnology – 2.2%
22,433	Allakos Inc.*(a)	1,984,423
34,952	Argenx SE, ADR*	4,594,440
148,869	NeoGenomics Inc.*	3,718,748
142,488	Orchard Therapeutics PLC, ADR*(a)	2,108,822
85,753	Twist Bioscience Corp.*	2,489,410
68,562	Veracyte Inc.*	1,816,893
174,689	Vericel Corp.*	2,889,356
41,005	Y-mAbs Therapeutics Inc.*	1,089,503
	Total Biotechnology	20,691,595
Commercial Services – 3.1%
112,502	Career Education Corp.*	2,307,416
49,100	Global Payments Inc.	8,149,618
48,583	Huron Consulting Group Inc.*	2,973,765
133,432	I3 Verticals Inc., Class A Shares*	3,018,232
15,648	ICF International Inc.	1,324,760
54,786	Kelly Services Inc., Class A Shares	1,326,369
53,773	Korn Ferry	2,101,449
36,086	Matthews International Corp., Class A Shares	1,057,681
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
167,356	R1 RCM Inc.*	$1,951,371
161,261	Team Inc.*	2,657,581
24,311	Vectrus Inc.*	983,623
52,963	Willdan Group Inc.*	1,914,612
	Total Commercial Services	29,766,477
Cosmetics/Personal Care – 0.4%
226,411	elf Beauty Inc.*	3,695,028
Food – 2.6%
35,717	Cal-Maine Foods Inc.	1,447,967
90,850	Hain Celestial Group Inc.*	1,730,693
189,335	Hostess Brands Inc., Class A Shares*	2,654,477
133,200	Kellogg Co.	8,364,960
137,900	Kroger Co.	3,265,472
46,233	Performance Food Group Co.*	2,163,242
9,983	Sanderson Farms Inc.	1,493,656
85,076	TreeHouse Foods Inc.*	4,309,099
	Total Food	25,429,566
Healthcare-Products – 5.0%
238,641	Alphatec Holdings Inc.*	1,248,092
101,346	BioLife Solutions Inc.*(a)	2,096,849
87,621	Inspire Medical Systems Inc.*	6,090,536
17,964	Integra LifeSciences Holdings Corp.*	1,078,199
12,593	iRhythm Technologies Inc.*	958,579
105,631	OrthoPediatrics Corp.*	3,400,262
63,165	Patterson Cos., Inc.	1,056,119
35,223	Tactile Systems Technology Inc.*	1,776,648
62,124	Tandem Diabetes Care Inc.*	4,499,641
176,400	Zimmer Biomet Holdings Inc.	24,554,880
86,191	Zynex Inc.(a)	770,548
	Total Healthcare-Products	47,530,353
Healthcare-Services – 3.1%
62,458	Castle Biosciences Inc.*	1,743,828
72,500	Humana Inc.	20,532,725
124,396	Natera Inc.*	4,098,848
110,861	SI-BONE Inc.*	2,155,138
56,590	Vapotherm Inc.*	656,444
	Total Healthcare-Services	29,186,983
Household Products/Wares – 0.2%
26,444	Spectrum Brands Holdings Inc.	1,477,426
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 3.9%
96,600	AmerisourceBergen Corp., Class A Shares	$7,947,282
336,583	Cytokinetics Inc.*	4,728,991
27,508	Global Blood Therapeutics Inc.*	1,264,818
98,881	Kura Oncology Inc.*	1,501,014
35,014	Mirati Therapeutics Inc.*	2,870,098
76,288	MyoKardia Inc.*	4,102,006
78,522	Odonate Therapeutics Inc.*	2,419,263
83,022	Prestige Consumer Healthcare Inc.*	2,646,741
38,807	Principia Biopharma Inc.*	1,540,638
62,126	Ra Pharmaceuticals Inc.*	1,689,827
33,545	Reata Pharmaceuticals Inc., Class A Shares*	2,586,320
38,856	Sutro Biopharma Inc.*	313,568
57,871	Tricida Inc.*	2,019,119
35,529	Turning Point Therapeutics Inc.*(a)	1,937,396
	Total Pharmaceuticals	37,567,081
	TOTAL CONSUMER NON-CYCLICAL	201,590,417
DIVERSIFIED – 0.2%
Holding Companies-Diversified – 0.2%
181,537	Repay Holdings Corp.*	2,305,520
	TOTAL DIVERSIFIED	2,305,520
ENERGY – 4.9%
Energy-Alternate Sources – 0.1%
74,796	Sunrun Inc.*	1,146,623
Oil & Gas – 4.6%
243,669	Callon Petroleum Co.*	1,001,480
108,148	Carrizo Oil & Gas Inc.*	896,547
116,500	Diamondback Energy Inc.	11,426,320
332,600	Marathon Petroleum Corp.	16,367,246
56,071	Murphy USA Inc.*	5,012,747
399,500	Noble Energy Inc.	9,020,710
124,819	SRC Energy Inc.*	626,591
	Total Oil & Gas	44,351,641
Oil & Gas Services – 0.2%
22,560	DMC Global Inc.	979,781
81,568	Select Energy Services Inc., Class A Shares*	665,595
	Total Oil & Gas Services	1,645,376
	TOTAL ENERGY	47,143,640
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 19.5%
Banks – 5.2%
81,355	Bank of NT Butterfield & Son Ltd.	$2,242,144
90,891	BankUnited Inc.	2,886,698
36,145	Eagle Bancorp Inc.	1,472,547
156,871	First Horizon National Corp.	2,483,268
358,087	FNB Corp.	3,849,435
50,775	IBERIABANK Corp.	3,502,967
93,273	OFG Bancorp	1,913,962
227,700	PacWest Bancorp	7,760,016
216,800	Pinnacle Financial Partners Inc.	11,418,856
17,192	TCF Financial Corp.	662,923
91,118	Univest Financial Corp.	2,306,197
214,200	Zions Bancorp N.A.	8,801,478
	Total Banks	49,300,491
Diversified Financial Services – 1.1%
93,600	Affiliated Managers Group Inc.	7,172,568
89,783	Meta Financial Group Inc.	2,775,193
67,201	Paysign Inc.*(a)	893,101
	Total Diversified Financial Services	10,840,862
Equity Real Estate Investment Trusts (REITs) – 6.4%
166,400	American Campus Communities Inc.	7,734,272
333,900	American Homes 4 Rent, Class A Shares	8,541,162
64,769	Americold Realty Trust	2,358,887
111,000	Blackstone Mortgage Trust Inc., Class A Shares	3,862,800
67,500	Boston Properties Inc.	8,668,350
110,369	Columbia Property Trust Inc.	2,360,793
82,258	Corporate Office Properties Trust	2,376,433
279,300	Cousins Properties Inc.	9,691,710
71,859	Dynex Capital Inc.	1,014,649
137,143	Lexington Realty Trust	1,424,916
418,900	Medical Properties Trust Inc.	7,787,351
180,500	MGM Growth Properties LLC, Class A Shares	5,566,620
	Total Equity Real Estate Investment Trusts (REITs)	61,387,943
Insurance – 5.7%
25,400	Assurant Inc.	3,124,200
50,147	eHealth Inc.*	4,177,747
62,042	Goosehead Insurance Inc., Class A Shares	2,868,822
9,124	Hanover Insurance Group Inc.	1,214,861
212,800	Hartford Financial Services Group Inc.	12,401,984
23,793	James River Group Holdings Ltd.	1,172,519
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
41,499	Kinsale Capital Group Inc.	$4,076,447
93,201	MGIC Investment Corp.	1,178,993
81,253	Palomar Holdings Inc.*	2,765,039
78,084	ProAssurance Corp.	3,050,742
112,600	Progressive Corp.	8,535,080
47,000	Willis Towers Watson PLC	9,304,590
	Total Insurance	53,871,024
Private Equity – 0.3%
238,436	Hercules Capital Inc.(a)	3,130,665
Real Estate – 0.2%
91,905	Redfin Corp.*(a)	1,552,275
Savings & Loans – 0.6%
95,386	Banc of California Inc.	1,389,774
235,583	Sterling Bancorp	4,492,568
	Total Savings & Loans	5,882,342
	TOTAL FINANCIAL	185,965,602
INDUSTRIAL – 11.6%
Aerospace/Defense – 0.9%
135,256	Kratos Defense & Security Solutions Inc.*	2,701,062
69,100	Spirit AeroSystems Holdings Inc., Class A Shares	5,569,460
	Total Aerospace/Defense	8,270,522
Building Materials – 1.0%
337,700	Louisiana-Pacific Corp.	8,118,308
21,211	Masonite International Corp.*	1,132,455
	Total Building Materials	9,250,763
Electrical Components & Equipment – 2.2%
25,259	Belden Inc.	1,152,063
380,400	Energizer Holdings Inc.	14,645,400
37,324	Generac Holdings Inc.*	2,910,899
19,800	Hubbell Inc., Class B Shares	2,596,572
	Total Electrical Components & Equipment	21,304,934
Electronics – 1.5%
93,000	Agilent Technologies Inc.	6,613,230
103,300	FLIR Systems Inc.	5,089,591
296,009	Fluidigm Corp.*	1,651,730
44,999	Stoneridge Inc.*	1,381,919
	Total Electronics	14,736,470
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Engineering & Construction – 0.4%
47,696	Arcosa Inc.	$1,549,643
17,779	EMCOR Group Inc.	1,554,596
	Total Engineering & Construction	3,104,239
Environmental Control – 0.4%
34,883	Casella Waste Systems Inc., Class A Shares*	1,587,177
32,153	Clean Harbors Inc.*	2,364,853
	Total Environmental Control	3,952,030
Hand/Machine Tools – 0.5%
159,393	Milacron Holdings Corp.*	2,526,379
28,683	Regal Beloit Corp.	2,033,625
	Total Hand/Machine Tools	4,560,004
Machinery-Construction & Mining – 0.3%
43,016	BWX Technologies Inc.	2,546,547
Machinery-Diversified – 1.7%
54,577	Altra Industrial Motion Corp.	1,418,456
38,893	Columbus McKinnon Corp.	1,258,967
47,900	Rockwell Automation Inc.	7,318,641
22,814	SPX FLOW Inc.*	769,060
68,900	Xylem Inc.	5,278,429
	Total Machinery-Diversified	16,043,553
Metal Fabricate/Hardware – 0.4%
38,712	CIRCOR International Inc.*	1,330,531
70,236	Mayville Engineering Co., Inc.*	928,520
59,726	TriMas Corp.*	1,754,750
	Total Metal Fabricate/Hardware	4,013,801
Miscellaneous Manufacturers – 1.9%
59,249	Actuant Corp., Class A Shares	1,315,920
30,578	EnPro Industries Inc.	1,904,398
45,628	Federal Signal Corp.	1,355,608
20,897	Hexcel Corp.	1,758,483
50,066	ITT Inc.	2,849,757
43,300	Parker-Hannifin Corp.	7,177,841
29,982	Standex International Corp.	2,061,262
	Total Miscellaneous Manufacturers	18,423,269
Packaging & Containers – 0.3%
112,171	Owens-Illinois Inc.	1,140,779
52,903	Silgan Holdings Inc.	1,574,393
	Total Packaging & Containers	2,715,172
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – 0.1%
16,246	Saia Inc.*	$1,389,683
	TOTAL INDUSTRIAL	110,310,987
TECHNOLOGY – 11.3%
Computers – 3.6%
18,307	CACI International Inc., Class A Shares*	4,069,463
33,811	Carbon Black Inc.*	882,467
227,111	Conduent Inc.*	1,478,493
125,796	Endava PLC, ADR*	4,728,672
41,898	ExlService Holdings Inc.*	2,836,494
63,301	Kornit Digital Ltd.*	1,785,721
50,642	Mercury Systems Inc.*	4,336,474
71,224	Tufin Software Technologies Ltd.*(a)	1,283,456
32,393	Virtusa Corp.*	1,170,683
174,500	Western Digital Corp.	9,993,615
27,758	Zscaler Inc.*	1,908,085
	Total Computers	34,473,623
Semiconductors – 3.3%
116,079	Adesto Technologies Corp.*	1,184,006
56,000	Cabot Microelectronics Corp.	6,980,400
52,393	Impinj Inc.*(a)	1,906,057
81,602	Inphi Corp.*	4,993,227
277,891	MACOM Technology Solutions Holdings Inc.*	5,457,779
21,541	Semtech Corp.*	904,076
93,000	Xilinx Inc.	9,677,580
	Total Semiconductors	31,103,125
Software – 4.4%
28,554	Alteryx Inc., Class A Shares*	4,067,517
63,596	Bandwidth Inc., Class A Shares*	5,544,935
200,711	Digital Turbine Inc.*	1,527,411
66,749	Everbridge Inc.*	5,753,764
143,618	Fastly Inc., Class A Shares*(a)	4,538,329
40,333	Five9 Inc.*	2,549,449
19,148	Health Catalyst Inc.*	763,239
45,049	ManTech International Corp., Class A Shares	3,166,044
67,929	Phreesia Inc.*	1,818,460
37,901	PROS Holdings Inc.*	2,691,729
79,871	Smartsheet Inc., Class A Shares*	3,881,731
150,244	SVMK Inc.*	2,515,084
13,129	Tabula Rasa HealthCare Inc.*	745,727
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
59,752	Upland Software Inc.*	$2,270,576
	Total Software	41,833,995
	TOTAL TECHNOLOGY	107,410,743
UTILITIES – 5.8%
Electric – 5.8%
24,499	Black Hills Corp.	1,879,318
80,200	CMS Energy Corp.	5,056,610
131,300	Edison International	9,489,051
251,300	FirstEnergy Corp.	11,559,800
41,529	Hawaiian Electric Industries Inc.	1,843,888
20,275	IDACORP Inc.	2,226,398
68,377	Portland General Electric Co.	3,889,967
225,100	Public Service Enterprise Group Inc.	13,611,797
44,500	Sempra Energy	6,302,535
	Total Electric	55,859,364
	TOTAL UTILITIES	55,859,364
	TOTAL COMMON STOCKS
	(Cost – $797,483,693)	867,403,992
EXCHANGE TRADED FUNDS (ETFs) – 6.7%
201,249	iShares Core S&P Mid-Cap	37,869,024
321,835	iShares Core S&P Small-Cap	24,324,289
16,508	iShares Russell 2000 Value	1,885,214
	TOTAL EXCHANGE TRADED FUNDS (ETFs)
	(Cost – $57,995,572)	64,078,527
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost – $855,479,265)	931,482,519
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 2.4%
TIME DEPOSITS – 2.4%
$7,884,367	Citibank – New York, 1.490% due 9/3/19	$7,884,367
14,777,625	JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	14,777,625
	TOTAL TIME DEPOSITS
	(Cost – $22,661,992)	22,661,992
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.1%
MONEY MARKET FUND – 2.1%
20,073,213	Federated Government Obligations Fund, Premier Class, 2.012%(b)
	(Cost – $20,073,213)	20,073,213
	TOTAL INVESTMENTS – 102.2%
	(Cost – $898,214,470#)	974,217,724
	Liabilities in Excess of Other Assets – (2.2)%	(20,913,951)
	TOTAL NET ASSETS – 100.0%	$953,303,773

*
Non-income producing security.

(a)
All or a portion of this security is on loan.

(b)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipts
LLC — Limited Liability Company
PLC — Public Limited Company
Summary of Investments by Security Sector^
Consumer Non-cyclical	20.7%
Financial	19.2
Industrial	11.3
Technology	11.0
Consumer Cyclical	7.6
Utilities	5.7
Communications	5.3
Energy	4.8
Basic Materials	3.2
Diversified	0.2
Exchange Traded Funds (ETFs)	6.6
Short-Term Investments	2.3
Money Market Fund	2.1
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund

Face Amount/Units†	Security	Value
CORPORATE BOND & NOTE – 0.0%
India – 0.0%
48,721INR	Britannia Industries Ltd., Senior Secured Notes, 8.000% due 8/28/22	$696
	TOTAL CORPORATE BOND & NOTE (Cost – $20,156)	696
Shares/Units
COMMON STOCKS – 81.3%
Argentina – 0.2%
10,074	Globant SA*	956,325
4,062	MercadoLibre Inc.*	2,415,265
52,614	YPF SA, ADR	450,376
	Total Argentina	3,821,966
Australia – 2.0%
173,770	Appen Ltd.	3,019,245
213,462	Brambles Ltd.	1,625,880
277,836	HUB24 Ltd.	2,309,926
1,167,220	Nanosonics Ltd.*	5,229,139
338,165	Nick Scali Ltd.(a)	1,558,461
546,269	Pro Medicus Ltd.(a)(b)	13,484,912
1,243,628	South32 Ltd.	2,208,236
607,211	Webjet Ltd.(a)	5,049,990
38,278	WiseTech Global Ltd.	947,971
	Total Australia	35,433,760
Austria – 0.3%
153,594	Erste Group Bank AG	4,944,434
Belgium – 0.1%
9,002	Galapagos NV*	1,518,144
Bermuda – 0.1%
136,373	Hiscox Ltd.	2,580,304
Brazil – 1.9%
45,678	Azul SA, ADR*	1,604,211
138,172	Azul SA, Class Preferre Shares*	1,571,293
555,957	B3 SA – Brasil Bolsa Balcao	6,013,611
291,871	Banco Bradesco SA, ADR	2,332,049
66,655	Banco do Brasil SA	744,161
1,202,577	Kroton Educacional SA	2,926,776
118,282	Notre Dame Intermedica Participacoes SA	1,601,559
127,523	Pagseguro Digital Ltd., Class A Shares*	6,371,049
398,050	Petroleo Brasileiro SA, ADR	5,393,578
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Brazil – (continued)
826,945	Rumo SA*	$4,412,503
47,453	StoneCo Ltd., Class A Shares*	1,427,386
	Total Brazil	34,398,176
Canada – 1.6%
8,700	Canadian Pacific Railway Ltd.	2,094,993
433,791	Computer Modelling Group Ltd.	2,206,021
23,787	Descartes Systems Group Inc.*	843,735
60,008	Equitable Group Inc.	4,454,453
5,580	Fairfax Financial Holdings Ltd.	2,486,636
125,243	Magna International Inc.	6,275,927
53,910	Restaurant Brands International Inc.	4,229,239
526,769	Seven Generations Energy Ltd., Class A Shares*	2,849,004
42,713	Thomson Reuters Corp.	2,935,446
	Total Canada	28,375,454
China – 7.7%
41,703	58.com Inc., ADR*	2,243,204
7,560,000	AK Medical Holdings Ltd.(a)(c)	6,671,818
121,113	Alibaba Group Holding Ltd., ADR*	21,198,408
429,400	BTG Hotels Group Co., Ltd., Class A Shares(b)	1,053,000
776,452	China Everbright Ltd.	882,973
385,301	China International Travel Service Corp., Ltd, Class A Shares(b)	5,131,679
1,785,311	China Mengniu Dairy Co., Ltd.*	7,058,454
519,572	China Mobile Ltd.	4,296,046
68,448	GDS Holdings Ltd., ADR*(a)	2,761,192
385,900	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(b)	2,989,254
3,179,815	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	3,187,313
1,542,648	Haitong Securities Co., Ltd., Class H Shares(c)	1,461,518
471,269	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares(b)	2,033,171
248,000	Hansoh Pharmaceutical Group Co., Ltd.*(d)	836,373
1,087,819	Hua Hong Semiconductor Ltd.(a)(d)	1,809,892
1,767,510	JNBY Design Ltd.(c)	2,521,859
1,357,407	Kingdee International Software Group Co., Ltd.	1,220,429
22,853	Kweichow Moutai Co., Ltd., Class A Shares(b)	3,643,197
3,574,704	Lenovo Group Ltd.	2,340,569
109,253	LexinFintech Holdings Ltd., ADR*	1,119,843
571,402	Midea Group Co., Ltd., Class A Shares(b)	4,208,890
69,520	Momo Inc., ADR	2,556,946
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
34,212	New Oriental Education & Technology Group Inc., ADR*	$3,879,641
358,432	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	4,084,875
153,647	Qudian Inc., ADR*	1,227,640
270,035	Shenzhou International Group Holdings Ltd.	3,648,984
1,432,346	Sino Biopharmaceutical Ltd.	2,117,526
613,532	Sinopharm Group Co., Ltd., Class H Shares(c)	2,210,981
104,423	Sunny Optical Technology Group Co., Ltd.	1,430,705
310,989	Tencent Holdings Ltd.	12,807,264
10,129	Tencent Holdings Ltd., ADR	418,024
52,025	Tencent Music Entertainment Group, ADR*	691,932
4,582,336	WH Group Ltd.(d)	3,651,938
1,921,570	Xiaomi Corp., Class B Shares*(a)(d)	2,082,035
1,384,000	Yihai International Holding Ltd.*(c)	8,265,336
280,008	Yunnan Baiyao Group Co., Ltd., Class A Shares(b)	2,998,493
20,940	YY Inc., ADR*	1,196,721
107,901	Zai Lab Ltd., ADR*	3,518,652
	Total China	135,456,775
Denmark – 0.4%
23,127	Jyske Bank AS, Class Registered Shares*	648,628
70,874	Novozymes AS, Class B Shares	3,021,147
32,987	Royal Unibrew AS	2,852,879
30,665	Sydbank AS	428,630
	Total Denmark	6,951,284
Egypt – 0.2%
9,142,791	Cleopatra Hospital*	3,467,955
Finland – 0.3%
268,977	Nokia OYJ, ADR	1,334,126
85,501	Sampo OYJ, Class A Shares	3,397,834
49,020	Wartsila OYJ Abp	601,454
	Total Finland	5,333,414
France – 5.8%
29,813	Air Liquide SA	4,153,612
25,819	Airbus SE	3,560,023
31,895	Akka Technologies	2,065,865
45,570	Aubay	1,628,298
111,913	Danone SA	10,022,732
3,196	Dassault Aviation SA	4,549,994
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
34,737	Dassault Systemes SE	$4,900,139
79,731	Esker SA	7,097,151
53,062	EssilorLuxottica SA	7,836,883
107,111	Legrand SA	7,566,011
33,573	L’Oreal SA	9,183,098
6,892	LVMH Moet Hennessy Louis Vuitton SE	2,749,158
43,882	MGI Digital Graphic Technology*	2,238,275
70,450	Pernod Ricard SA	13,457,070
109,976	Schneider Electric SE	9,214,211
79,740	Thales SA	9,221,796
34,070	TOTAL SA	1,701,099
27,174	Ubisoft Entertainment SA*	2,201,419
	Total France	103,346,834
Germany – 5.1%
71,322	Bayer AG, Class Registered Shares	5,277,403
52,991	Brenntag AG	2,552,710
182,850	Deutsche Wohnen SE	6,480,476
144,435	Elmos Semiconductor AG	3,920,815
97,329	GEA Group AG	2,624,191
107,885	Henkel AG & Co. KGaA	10,802,575
34,511	Hypoport AG*	9,047,453
277,477	Infineon Technologies AG	4,797,994
96,052	Isra Vision AG	3,473,220
17,080	Knorr-Bremse AG	1,595,485
25,222	LEG Immobilien AG	2,960,163
12,516	New Work SE	3,659,019
77,821	Nexus AG	2,437,581
64,121	SAP SE	7,649,077
3,981	Sartorius AG	795,638
15,882	Siemens AG, Class Registered Shares	1,587,700
74,747	Symrise AG, Class A Shares	6,976,167
94,484	TAG Immobilien AG*	2,206,387
137,393	Vonovia SE	6,838,862
11,923	Wirecard AG	1,899,723
42,506	Zalando SE*(d)	2,102,371
	Total Germany	89,685,010
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Greece – 0.2%
414,293	Sarantis SA	$3,777,584
Hong Kong – 1.5%
745,400	AIA Group Ltd.	7,216,405
588,000	China Overseas Land & Investment Ltd.	1,851,321
262,000	CK Hutchison Holdings Ltd.	2,272,578
582,020	Esprit Holdings Ltd.*	87,565
75,000	Jardine Matheson Holdings Ltd.	4,068,962
1,718,267	Kunlun Energy Co., Ltd.	1,492,054
441,211	Techtronic Industries Co., Ltd.	3,032,485
4,656,984	Tongda Group Holdings Ltd.(a)	318,441
1,488,000	Vitasoy International Holdings Ltd.(c)	6,909,836
	Total Hong Kong	27,249,647
Hungary – 0.1%
35,590	Wizz Air Holdings PLC*(d)	1,558,875
India – 5.7%
228,845	Aavas Financiers Ltd.*	4,800,978
176,344	Amara Raja Batteries Ltd.	1,523,305
385,427	Axis Bank Ltd.	3,585,621
37,861	Bajaj Finance Ltd.	1,761,368
190,777	Bandhan Bank Ltd.(d)	1,250,395
692,342	Berger Paints India Ltd.	3,581,148
49,457	Britannia Industries Ltd.	1,872,751
119,275	Divi’s Laboratories Ltd.	2,739,183
204,411	Dr Lal PathLabs Ltd.	3,549,049
48,268	Dr Reddy’s Laboratories Ltd.	1,728,158
16,342	Dr Reddy’s Laboratories Ltd., ADR	584,226
673,670	Edelweiss Financial Services Ltd.	1,037,949
443,880	Exide Industries Ltd.	1,109,744
495,192	Gulf Oil Lubricants India Ltd.(b)	5,992,476
113,903	HDFC Bank Ltd.	3,550,987
382,308	Housing Development Finance Corp., Ltd	11,570,855
1,271,516	JM Financial Ltd.	1,303,035
396,828	Kajaria Ceramics Ltd.	2,628,290
164,306	Kotak Mahindra Bank Ltd.	3,300,302
97,450	Manpasand Beverages Ltd.*	20,527
32,580	Maruti Suzuki India Ltd.	2,778,852
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
485,011	Max Financial Services Ltd.*	$2,867,081
252,291	Metropolis Healthcare Ltd.*	4,103,215
1,881,825	Minda Corp., Ltd.(b)	2,617,395
2,993,654	NTPC Ltd.	5,106,411
57,497	Piramal Enterprises Ltd.	1,645,906
136,944	RBL Bank Ltd.(d)	628,699
263,750	Reliance Industries Ltd.	4,622,984
450,416	Reliance Nippon Life Asset Management Ltd.(d)	1,730,992
325,802	SBI Life Insurance Co., Ltd.(d)	3,822,913
145,639	Spandana Sphoorty Financial Ltd.*(b)@	1,808,946
203,223	Supreme Industries Ltd.	3,128,643
234,097	Tata Communications Ltd.	1,403,519
667,387	Tata Global Beverages Ltd.	2,598,535
60,156	Titan Co., Ltd.	926,642
146,094	V-Mart Retail Ltd.	4,084,209
482,821	Yes Bank Ltd.	409,191
	Total India	101,774,480
Indonesia – 0.9%
40,971,600	Ace Hardware Indonesia Tbk PT	4,980,504
2,465,100	Bank Central Asia Tbk PT	5,283,320
44,603,400	Sarana Menara Nusantara Tbk PT@	2,214,339
7,724,230	Telekomunikasi Indonesia Persero Tbk PT	2,426,370
3,732,485	Tower Bersama Infrastructure Tbk PT	1,567,811
	Total Indonesia	16,472,344
Ireland – 0.7%
161,142	Experian PLC	4,939,271
49,265	Kerry Group PLC, Class A Shares	5,890,311
36,473	Ryanair Holdings PLC, ADR*	2,089,903
	Total Ireland	12,919,485
Israel – 0.3%
7,589	Check Point Software Technologies Ltd.*	817,335
56,512	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,955,263
7,294	Wix.com Ltd.*	1,022,984
	Total Israel	4,795,582
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – 0.4%
550,776	Banca Mediolanum SpA	$4,002,316
153,418	Gruppo MutuiOnline SpA	2,553,003
	Total Italy	6,555,319
Japan – 12.8%
112,100	Arcland Service Holdings Co., Ltd.	2,005,571
59,700	Atrae Inc.*(a)	1,301,597
252,811	Avant Corp.(a)	4,618,366
185,800	Chiba Bank Ltd.	924,909
28,900	Chugai Pharmaceutical Co., Ltd.	2,065,613
24,000	Daiichi Sankyo Co., Ltd.	1,583,410
44,000	Digital Arts Inc.	3,147,573
16,700	Disco Corp.	3,023,366
303,700	eGuarantee Inc.	3,626,943
274,000	Elan Corp.(a)	4,393,885
85,412	en-japan Inc.	3,175,508
23,800	Ezaki Glico Co., Ltd.	1,030,403
69,600	Fixstars Corp.	1,006,034
163,500	Fujitsu General Ltd.	2,627,586
182,200	Hachijuni Bank Ltd.	653,950
40,610	Hirose Electric Co., Ltd.	4,603,012
16,600	Hoshizaki Corp.	1,194,401
317,365	Infomart Corp.	4,657,677
190,800	IR Japan Holdings Ltd.(a)	7,781,608
117,500	Ito En Ltd.	5,362,267
244,200	Japan Elevator Service Holdings Co., Ltd.(a)	5,851,201
199,068	Japan Material Co., Ltd.	2,041,287
143,400	Kansai Paint Co., Ltd.	2,978,313
131,900	Kao Corp.	9,528,683
54,100	KDDI Corp.	1,442,561
70,800	Kobayashi Pharmaceutical Co., Ltd.	5,290,870
24,300	Koito Manufacturing Co., Ltd.	1,138,199
8,200	Kose Corp.	1,405,562
50,400	Kusuri no Aoki Holdings Co., Ltd.	3,863,710
306,700	Mebuki Financial Group Inc.	682,943
175,500	Miroku Jyoho Service Co., Ltd.	4,545,007
75,000	MISUMI Group Inc.	1,694,721
281,000	Mitsubishi Electric Corp.	3,386,509
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
83,300	Murata Manufacturing Co., Ltd.	$3,485,654
129,200	Nihon Kohden Corp.	3,584,145
134,900	Nippon Telegraph & Telephone Corp.	6,466,667
18,300	Nissin Foods Holdings Co., Ltd.	1,266,467
246,700	Nomura Research Institute Ltd.	4,902,547
273,000	North Pacific Bank Ltd.	546,304
39,000	Obic Co., Ltd.	4,454,855
82,200	Omron Corp.	4,057,524
179,000	Open Door Inc.*	3,749,643
36,300	Otsuka Holdings Co., Ltd.	1,490,268
110,500	Outsourcing Inc.	1,002,282
93,600	Pan Pacific International Holdings Corp.	1,464,823
125,500	Persol Holdings Co., Ltd.	2,541,649
501,153	Prestige International Inc.	8,817,435
225,298	Rakus Co., Ltd.	6,481,491
100,300	Rohto Pharmaceutical Co., Ltd.	2,483,257
318,700	Santen Pharmaceutical Co., Ltd.	5,575,537
65,500	Secom Co., Ltd.	5,582,566
114,400	Sega Sammy Holdings Inc.	1,563,498
170,600	Seven & i Holdings Co., Ltd.	6,026,517
8,400	SMC Corp.	3,165,090
173,938	SMS Co., Ltd.	3,882,495
36,100	Sohgo Security Services Co., Ltd.	1,819,037
90,600	Stanley Electric Co., Ltd.	2,246,088
30,700	Suzuki Motor Corp.	1,181,073
451,200	Systena Corp.	6,716,922
238,840	Takeda Pharmaceutical Co., Ltd.	8,071,421
182,000	Terumo Corp.	5,277,828
129,800	Toyo Suisan Kaisha Ltd.	5,277,828
24,600	Trend Micro Inc.	1,190,785
48,400	USS Co., Ltd.	913,277
44,955	Wantedly Inc.*(a)	1,448,809
1,020,000	Yahoo Japan Corp.	2,549,287
101,290	Yakuodo Holdings Co., Ltd.(b)(e)	2,312,339
90,300	Yokogawa Electric Corp.	1,636,369
115,559	Yume No Machi Souzou Iinkai Co., Ltd.(a)	1,607,602
	Total Japan	227,472,624
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Malaysia – 0.3%
4,603,595	7-Eleven Malaysia Holdings Bhd	$1,585,934
458,200	Carlsberg Brewery Malaysia Bhd	2,816,722
	Total Malaysia	4,402,656
Mexico – 1.1%
32,418	Fomento Economico Mexicano SAB de CV, ADR	2,961,709
198,970	Gruma SAB de CV, Class B Shares	1,852,899
787,982	Grupo Lala SAB de CV, Class B Shares	823,333
397,071	Infraestructura Energetica Nova SAB de CV*	1,673,805
1,923,100	Qualitas Controladora SAB de CV	6,460,904
1,636,980	Unifin Financiera SAB de CV SOFOM ENR	2,878,472
1,045,997	Wal-Mart de Mexico SAB de CV	2,967,701
	Total Mexico	19,618,823
Netherlands – 1.7%
25,369	ASML Holding NV	5,649,932
24,671	Core Laboratories NV	976,725
16,550	Euronext NV(d)	1,304,511
69,002	Heineken NV	7,342,063
151,451	Koninklijke Philips NV	7,144,078
70,229	NXP Semiconductors NV	7,173,190
	Total Netherlands	29,590,499
Nigeria – 0.0%
1,912,536	Lekoil Ltd., CDI*	151,843
Panama – 0.2%
38,261	Copa Holdings SA, Class A Shares	3,947,770
Peru – 0.2%
14,765	Credicorp Ltd.	3,058,127
Philippines – 1.0%
4,164,782	Ayala Land Inc.	3,774,845
1,407,354	BDO Unibank Inc.	4,022,945
8,482,949	Metro Pacific Investments Corp.	804,990
3,006,508	Philippine Seven Corp.(b)	8,309,736
83,350	SM Investments Corp.@	1,642,206
	Total Philippines	18,554,722
Poland – 0.1%
120,655	Powszechny Zaklad Ubezpieczen SA	1,133,272
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Portugal – 0.6%
391,543	Galp Energia SGPS SA	$5,624,421
284,208	Jeronimo Martins SGPS SA	4,699,599
	Total Portugal	10,324,020
Russia – 0.5%
462,930	Sberbank of Russia PJSC, ADR	6,354,795
67,951	Yandex NV, Class A Shares*	2,520,982
	Total Russia	8,875,777
Saudi Arabia – 0.1%
68,074	Al Rajhi Bank	1,099,313
Singapore – 0.2%
3,462,400	Sheng Siong Group Ltd.	2,942,051
South Africa – 1.8%
58,452	AngloGold Ashanti Ltd., ADR	1,329,783
195,983	Bid Corp., Ltd	4,198,997
180,449	Bidvest Group Ltd.	2,124,533
818,226	FirstRand Ltd.	3,232,910
210,717	Gold Fields Ltd., ADR	1,251,659
2,958,968	Italtile Ltd.	2,774,158
44,414	Mr Price Group Ltd.	501,964
55,174	Naspers Ltd., Class N Shares	12,561,490
1,359,932	Pepkor Holdings Ltd.(d)	1,491,823
77,482	Sasol Ltd.	1,469,675
42,559	Sasol Ltd., ADR(a)	805,216
	Total South Africa	31,742,208
South Korea – 2.4%
51,148	KB Financial Group Inc.	1,675,357
109,368	Kia Motors Corp.	3,947,831
125,021	LEENO Industrial Inc.	5,731,691
2,423	LG Household & Health Care Ltd.	2,359,966
271,405	Minwise Co., Ltd.(a)	3,744,091
52,809	NAVER Corp.	6,379,387
315,273	NICE Information Service Co., Ltd.	3,437,583
436,582	Samsung Electronics Co., Ltd.	15,868,099
	Total South Korea	43,144,005
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Spain – 0.9%
194,715	Amadeus IT Group SA	$14,515,548
29,291	Grifols SA, ADR	623,898
	Total Spain	15,139,446
Sweden – 2.2%
224,004	Biotage AB	2,335,787
123,300	Cellavision AB	4,572,838
52,442	Epiroc AB, Class A Shares	544,087
291,949	Essity AB, Class B Shares	9,113,101
556,892	Fortnox AB(b)	8,682,953
48,495	Hexagon AB, Class B Shares	2,158,776
195,680	HMS Networks AB	3,069,245
202,313	RaySearch Laboratories AB*	3,518,022
233,741	Svenska Handelsbanken AB, Class A Shares	2,058,701
177,926	Xvivo Perfusion AB*	3,060,660
	Total Sweden	39,114,170
Switzerland – 5.0%
24,774	Alcon Inc.*	1,510,381
55	Chocoladefabriken Lindt & Spruengli AG	407,082
38,504	Cie Financiere Richemont SA, Class Registered Shares	2,992,032
2,909	dormakaba Holding AG*	1,962,701
4,254	Geberit AG, Class Registered Shares	1,935,749
5,713	Givaudan SA, Class Registered Shares	15,456,252
106,905	Julius Baer Group Ltd.*	4,231,660
16,018	Lonza Group AG, Class Registered Shares*	5,666,668
280,280	Nestle SA, Class Registered Shares	31,452,585
13,521	Roche Holding AG	3,698,272
8,311	Schindler Holding AG	1,899,245
2,663	SGS SA, Class Registered Shares	6,543,437
11,566	Sika AG, Class Registered Shares	1,661,515
833,597	UBS Group AG, Class Registered Shares*	8,812,342
	Total Switzerland	88,229,921
Taiwan – 3.1%
521,000	Chief Telecom Inc.	4,154,612
108,375	Dadi Early-Childhood Education Group Ltd.	856,480
808,000	Delta Electronics Inc.	3,774,815
243,251	Eclat Textile Co., Ltd.	2,976,319
1,216,915	Far EasTone Telecommunications Co., Ltd.	2,843,180
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
185,770	Ginko International Co., Ltd.	$1,039,597
345,175	Makalot Industrial Co., Ltd.	2,034,981
293,820	Poya International Co., Ltd.	3,906,525
908,867	Taiwan Mobile Co., Ltd.	3,249,133
907,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,489,787
355,843	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	15,169,587
256,060	TCI Co., Ltd.	2,514,055
231,000	Voltronic Power Technology Corp.*	5,189,802
	Total Taiwan	55,198,873
Thailand – 0.8%
265,498	Bangkok Bank PCL, Class F Shares	1,485,051
191,536	Bangkok Bank PCL, NVDR	1,067,595
30,855	CP ALL PCL	84,460
2,650,031	CP ALL PCL, Class F Shares(b)	7,271,031
16,881,864	Humanica PCL, Class F Shares(a)(b)	4,714,680
	Total Thailand	14,622,817
United Arab Emirates – 0.3%
609,277	First Abu Dhabi Bank PJSC	2,533,072
389,083	Network International Holdings PLC*(d)	2,845,462
	Total United Arab Emirates	5,378,534
United Kingdom – 7.2%
104,253	4imprint Group PLC	3,522,737
713,569	Advanced Medical Solutions Group PLC	2,726,835
536,327	Amcor PLC	5,214,823
576,740	ASA International Group PLC(b)	2,671,825
188,617	Avon Rubber PLC	4,083,808
156,409	British American Tobacco PLC	5,484,876
67,320	Burberry Group PLC	1,775,181
916,062	Clipper Logistics PLC(a)(b)	2,437,648
309,955	Compass Group PLC	7,860,892
460,731	ConvaTec Group PLC(d)	980,106
184,003	Craneware PLC(b)	4,053,983
16,947	Croda International PLC	970,076
285,562	Diageo PLC	12,207,562
102,524	Farfetch Ltd., Class A Shares*	1,002,685
210,982	Future PLC	3,054,085
610,234	GB Group PLC	4,286,538
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
150,406	Halma PLC	$3,594,289
123,442	HomeServe PLC	1,725,082
781,093	Horizon Discovery Group PLC*(b)	1,341,295
293,272	IMI PLC	3,589,409
65,787	Intertek Group PLC	4,350,693
24,339	Linde PLC	4,564,790
24,480	LivaNova PLC*	1,900,382
49,960	London Stock Exchange Group PLC	4,230,116
441,742	On the Beach Group PLC	2,002,740
309,651	Patisserie Holdings PLC*(b)(e)	3,768
128,263	Prudential PLC	2,137,466
154,141	Reckitt Benckiser Group PLC	12,023,389
75,034	RELX PLC	1,795,599
217,591	Rentokil Initial PLC	1,192,485
132,916	Smith & Nephew PLC	3,180,798
82,646	Spectris PLC	2,329,363
55,601	Spirax-Sarco Engineering PLC	5,432,458
54,368	St James’s Place PLC	607,604
1,422,002	Tullow Oil PLC	3,542,708
1,309,477	Vodafone Group PLC	2,472,600
395,775	YouGov PLC	2,807,467
	Total United Kingdom	127,158,161
United States – 3.3%
58,654	Analog Devices Inc.	6,441,969
26,879	ANSYS Inc.*	5,552,126
2,220	Booking Holdings Inc.*	4,365,430
160,064	Cadence Design Systems Inc.*	10,961,183
101,418	Colgate-Palmolive Co.	7,520,145
26,747	DENTSPLY SIRONA Inc.	1,394,856
124,234	Liberty Latin America Ltd., Class C Shares*	2,048,619
18,400	Mastercard Inc., Class A Shares	5,177,208
21,679	Nordson Corp.	2,947,477
60,724	Philip Morris International Inc.	4,377,593
25,798	Texas Instruments Inc.	3,192,502
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
43,246	Waste Connections Inc.	$3,974,307
	Total United States	57,953,415
	TOTAL COMMON STOCKS (Cost – $1,272,095,828)	1,439,269,873
EXCHANGE TRADED FUNDS (ETFs) – 14.8%
United States – 14.8%
3,114,985	iShares Core MSCI EAFE	184,812,060
1,592,904	iShares Core MSCI Emerging Markets	76,889,476
	Total United States	261,701,536
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $256,053,458)	261,701,536
PREFERRED STOCK – 0.0%
United Kingdom – 0.0%
1,899	Roofoods Ltd. Series G, Private Placement*(b)(e)@ (Cost – $793,594)	793,594
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,528,963,036)	1,701,765,699
Face Amount†
SHORT-TERM INVESTMENTS – 4.1%
TIME DEPOSITS – 3.3%
$10,905,089	ANZ National Bank – London, 1.490% due 9/3/19	10,905,089
19,175,738	Banco Santander SA – Frankfurt, 1.490% due 9/3/19	19,175,738
224,316HKD	BNP Paribas – Paris, 0.750% due 9/2/19	28,609
	Brown Brothers Harriman – Grand Cayman:
175CHF	(1.580)% due 9/2/19	177
1,254,098DKK	(0.800)% due 9/2/19	184,850
2,466EUR	(0.580)% due 9/2/19	2,710
1,791SEK	(0.320)% due 9/2/19	182
1,486,350JPY	(0.250)% due 9/2/19	13,992
4NZD	0.280% due 9/2/19	2
63GBP	0.370% due 9/2/19	77
77AUD	0.450% due 9/2/19	52
109NOK	0.500% due 9/2/19	12
5,604HKD	0.750% due 9/2/19	715
768SGD	0.940% due 9/2/19	553
8,788ZAR	5.460% due 9/2/19	579
33CAD	0.870% due 9/3/19	25
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
TIME DEPOSITS – (continued)
$19	1.490% due 9/3/19	$19
478,278GBP	Citibank – London, 0.370% due 9/2/19	581,921
27,779,380	JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	27,779,380
	TOTAL TIME DEPOSITS (Cost – $58,674,682)	58,674,682
U.S. GOVERNMENT AGENCY – 0.8%
14,359,000	Federal Home Loan Bank (FHLB) Discount Notes, zero coupon, due 9/3/19(f) (Cost – $14,357,484)	14,357,484
	TOTAL SHORT-TERM INVESTMENTS (Cost – $73,032,166)	73,032,166
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.7%
MONEY MARKET FUND – 1.7%
30,252,118	Federated Government Obligations Fund, Premier Class, 2.012%(g) (Cost – $30,252,118)	30,252,118
	TOTAL INVESTMENTS – 101.9% (Cost – $1,632,247,320#)	1,805,049,983
	Liabilities in Excess of Other Assets – (1.9)%	(34,113,486)
	TOTAL NET ASSETS – 100.0%	$1,770,936,497

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $88,554,265 and represents 5.00% of net assets.

(c)
Security trades on the Hong Kong exchange.

(d)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $26,096,385 and represents 1.47% of net assets.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Rate shown represents yield-to-maturity.

(g)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

@
Restricted security — Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold to qualified buyers.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (continued)

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
Roofoods Ltd. Series G, Private Placement	5/16/19	$793,594	$793,594	0.04%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	2,214,339	0.13%
SM Investments Corp.	5/23/18	348,872	1,642,206	0.09%
Spandana Sphoorty Financial Ltd.	8/2/19	1,788,956	1,808,946	0.10%
Total			$6,459,085	0.36%
Abbreviations used in this schedule:
ADR — American Depositary Receipts
CDI — Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR — Non Voting Depository Receipts
PCL — Public Company Limited
PLC — Public Limited Company
Summary of Investments by Security Sector^
Consumer Non-cyclical	26.4%
Financial	12.0
Technology	11.0
Industrial	9.0
Consumer Cyclical	8.3
Communications	8.0
Basic Materials	2.8
Energy	1.5
Utilities	0.4
Diversified	0.4
Exchange Traded Funds (ETFs)	14.5
Short-Term Investments	4.0
Money Market Fund	1.7
100.0%

^
As a percentage of total investments.

At August 31, 2019, Destinations International Equity Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Japanese Yen	220,042,000	JPM	$2,073,401	9/17/19	$17,504	$—	$17,504
Japanese Yen	1,563,100,000	HSBC	14,894,981	2/21/20	—	(32,619)	(32,619)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$17,504	$(32,619)	$(15,115)
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations International Equity Fund (concluded)

Currency Abbreviations used in this schedule:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand
Counterparty Abbreviations used in this schedule:
HSBC — HSBC Bank USA
JPM — JPMorgan Chase & Co.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 77.2%
BASIC MATERIALS – 0.9%
Chemicals – 0.9%
37,770	DuPont de Nemours Inc.	$2,565,716
14,400	LyondellBasell Industries NV, Class A Shares	1,114,272
	Total Chemicals	3,679,988
	TOTAL BASIC MATERIALS	3,679,988
COMMUNICATIONS – 8.8%
Media – 0.4%
66,255	Viacom Inc., Class B Shares	1,655,050
Telecommunications – 8.4%
295,172	AT&T Inc.	10,407,765
147,243	BCE Inc.	6,968,004
41,400	Nippon Telegraph & Telephone Corp.	1,986,109
170,400	Telefonica Brasil SA	2,208,092
159,426	Verizon Communications Inc.	9,272,216
2,226,168	Vodafone Group PLC	4,204,797
	Total Telecommunications	35,046,983
	TOTAL COMMUNICATIONS	36,702,033
CONSUMER CYCLICAL – 3.7%
Airlines – 0.9%
67,615	Delta Air Lines Inc.	3,912,204
Distribution/Wholesale – 0.5%
127,000	Mitsui & Co., Ltd.	1,988,242
Home Builders – 0.6%
149,400	Sekisui House Ltd.	2,651,859
Retail – 0.8%
12,100	Cracker Barrel Old Country Store Inc.	2,001,340
541,300	Kingfisher PLC	1,280,647
	Total Retail	3,281,987
Toys/Games/Hobbies – 0.9%
10,000	Nintendo Co., Ltd.	3,792,892
	TOTAL CONSUMER CYCLICAL	15,627,184
CONSUMER NON-CYCLICAL – 18.4%
Agriculture – 3.9%
114,134	Altria Group Inc.	4,992,221
73,350	British American Tobacco PLC	2,570,254
119,721	Philip Morris International Inc.	8,630,687
	Total Agriculture	16,193,162
Beverages – 3.6%
158,061	Coca-Cola Co.	8,699,677
47,250	PepsiCo Inc.	6,460,493
	Total Beverages	15,160,170
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 1.1%
73,073	Gilead Sciences Inc.	$4,643,058
Household Products/Wares – 1.5%
19,100	Henkel AG & Co. KGaA	1,912,358
31,125	Kimberly-Clark Corp.	4,392,049
	Total Household Products/Wares	6,304,407
Pharmaceuticals – 8.3%
133,426	AbbVie Inc.	8,771,425
20,866	AstraZeneca PLC	1,857,869
26,500	Bayer AG, Class Registered Shares	1,961,266
42,845	Bristol-Myers Squibb Co.	2,059,559
539,875	GlaxoSmithKline PLC	11,242,917
152,275	Pfizer Inc.	5,413,376
4,858	Roche Holding AG	1,328,122
23,110	Sanofi	1,984,173
	Total Pharmaceuticals	34,618,707
	TOTAL CONSUMER NON-CYCLICAL	76,919,504
ENERGY – 12.2%
Oil & Gas – 9.7%
1,162,925	BP PLC	7,077,484
49,439	BP PLC, ADR	1,826,771
84,372	Chevron Corp.	9,932,272
117,875	Exxon Mobil Corp.	8,072,080
74,400	Occidental Petroleum Corp.	3,234,912
78,575	Suncor Energy Inc.	2,296,747
155,782	TOTAL SA	7,771,322
	Total Oil & Gas	40,211,588
Pipelines – 2.5%
111,075	Enbridge Inc.	3,715,433
148,800	Enterprise Products Partners LP	4,242,288
98,036	Equitrans Midstream Corp.	1,322,505
26,375	TC Energy Corp.	1,351,589
	Total Pipelines	10,631,815
	TOTAL ENERGY	50,843,403
FINANCIAL – 15.9%
Banks – 6.1%
647,485	AIB Group PLC	1,643,838
66,880	Bank of America Corp.	1,839,869
40,450	Bank of NT Butterfield & Son Ltd.	1,114,802
47,875	Canadian Imperial Bank of Commerce	3,708,807
64,000	Citigroup Inc.	4,118,400
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
249,695	ING Groep NV	$2,386,694
17,920	JPMorgan Chase & Co.	1,968,691
137,025	KeyCorp	2,274,615
20,175	PNC Financial Services Group Inc.	2,601,163
175,600	Regions Financial Corp.	2,567,272
1,395,000	Unicaja Banco SA(a)	1,027,227
	Total Banks	25,251,378
Diversified Financial Services – 1.3%
396,515	Daiwa Securities Group Inc.	1,708,869
14,100	Deutsche Boerse AG	2,072,671
115,300	Invesco Ltd.	1,810,210
	Total Diversified Financial Services	5,591,750
Equity Real Estate Investment Trusts (REITs) – 5.2%
22,325	Crown Castle International Corp.	3,240,920
17,975	Digital Realty Trust Inc.	2,222,249
62,245	MGM Growth Properties LLC, Class A Shares	1,919,636
38,625	National Retail Properties Inc.	2,168,794
77,550	Omega Healthcare Investors Inc.	3,154,734
94,550	Ventas Inc.	6,939,024
23,175	Welltower Inc.	2,075,553
	Total Equity Real Estate Investment Trusts (REITs)	21,720,910
Insurance – 2.6%
51,350	Ageas	2,748,444
8,230	Allianz SE, Class Registered Shares	1,813,559
39,237	CNA Financial Corp.	1,849,240
80,317	Old Republic International Corp.	1,876,205
13,135	RenaissanceRe Holdings Ltd.	2,371,524
	Total Insurance	10,658,972
Private Equity – 0.5%
54,480	AURELIUS Equity Opportunities SE & Co. KGaA	2,119,619
Real Estate – 0.2%
297,000	Great Eagle Holdings Ltd.	1,096,584
	TOTAL FINANCIAL	66,439,213
INDUSTRIAL – 4.0%
Miscellaneous Manufacturers – 1.0%
23,450	Eaton Corp. PLC	1,892,884
24,300	Siemens AG, Class Registered Shares	2,428,994
	Total Miscellaneous Manufacturers	4,321,878
Packaging & Containers – 0.5%
193,775	Amcor PLC*	1,902,871
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Transportation – 2.5%
123,060	Deutsche Post AG, Class Registered Shares	$4,043,948
52,275	United Parcel Service Inc., Class B Shares	6,202,951
	Total Transportation	10,246,899
	TOTAL INDUSTRIAL	16,471,648
TECHNOLOGY – 2.8%
Semiconductors – 1.4%
6,588	Broadcom Inc.	1,862,032
56,524	Cypress Semiconductor Corp.	1,300,617
70,500	Infineon Technologies AG	1,220,203
52,100	Samsung Electronics Co., Ltd.	1,586,210
	Total Semiconductors	5,969,062
Software – 1.4%
22,000	Microsoft Corp.	3,032,920
51,780	Oracle Corp.	2,695,667
	Total Software	5,728,587
	TOTAL TECHNOLOGY	11,697,649
UTILITIES – 10.5%
Electric – 7.8%
126,475	Dominion Energy Inc.	9,818,254
85,200	Duke Energy Corp.	7,901,448
128,240	Engie SA	1,948,525
43,490	FirstEnergy Corp.	2,000,540
191,525	PPL Corp.	5,659,564
89,190	Southern Co.	5,196,210
	Total Electric	32,524,541
Gas – 2.2%
882,933	National Grid PLC	9,222,561
Water – 0.5%
78,060	Veolia Environnement SA	1,865,973
	TOTAL UTILITIES	43,613,075
	TOTAL COMMON STOCKS (Cost – $321,395,984)	321,993,697
EXCHANGE TRADED FUNDS (ETFs) – 19.6%
1,340,702	iShares Core Dividend Growth(b)	51,228,223
331,594	iShares Core High Dividend(b)	30,725,500
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $72,966,312)	81,953,723
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
CONVERTIBLE PREFERRED STOCK – 0.4%
UTILITIES – 0.4%
Electric – 0.4%
37,060	CenterPoint Energy Inc., 7.000% (Cost – $1,894,704)	$1,832,617
WARRANT – 0.3%
FINANCIAL – 0.3%
Diversified Financial Services – 0.3%
3,901	Merrill Lynch International & Co. CV*(a)(c)(d) (Cost – $1,095,857)	1,100,233
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $397,352,857)	406,880,270
Face Amount†
SHORT-TERM INVESTMENTS – 2.3%
TIME DEPOSITS – 2.3%
$6,675,644	Banco Santander SA – Frankfurt, 1.490% due 9/3/19	6,675,644
	Brown Brothers Harriman – Grand Cayman:
9HKD	0.750% due 9/2/19	1
17	1.490% due 9/3/19	17
2,813,088	JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	2,813,088
	TOTAL TIME DEPOSITS (Cost – $9,488,750)	9,488,750
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.2%
MONEY MARKET FUND – 0.2%
799,570	Federated Government Obligations Fund, Premier Class, 2.012%(e) (Cost – $799,570)	799,570
	TOTAL INVESTMENTS – 100.0% (Cost – $407,641,177#)	417,168,590
	Other Assets in Excess of Liabilities – 0.0%	118,469
	TOTAL NET ASSETS – 100.0%	$417,287,059

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $2,127,460 and represents 0.51% of net assets.

(b)
All or a portion of this security is on loan (See Note 5).

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $1,100,233 and represents 0.26% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Equity Income Fund (concluded)

(e)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR
 —  American Depositary Receipts

LLC
 —  Limited Liability Company

LP
 —  Limited Partnership

PLC
 —  Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	18.5%
Financial	16.2
Energy	12.2
Utilities	10.9
Communications	8.8
Industrial	3.9
Consumer Cyclical	3.7
Technology	2.8
Basic Materials	0.9
Exchange Traded Funds (ETFs)	19.6
Short-Term Investments	2.3
Money Market Fund	0.2
100.0%

^
As a percentage of total investments.

Currency Abbreviations used in this schedule:
HKD
 —  Hong Kong Dollar

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Real Assets Fund

Shares/Units	Security	Value
COMMON STOCKS – 5.6%
Canada – 5.5%
17,533,079	Turquoise Hill Resources Ltd.*	$7,721,568
United States – 0.1%
74,934	Covia Holdings Corp.*(a)	112,401
	TOTAL COMMON STOCKS (Cost – $26,440,488)	7,833,969
EXCHANGE TRADED FUND (ETF) – 25.9%
United States – 25.9%
670,691	iShares Core US REIT(a) (Cost – $32,181,372)	36,478,884
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $58,621,860)	44,312,853
Face Amount†
SHORT-TERM INVESTMENTS – 64.6%
TIME DEPOSITS – 64.6%
$55,819,366	Banco Bilbao Vizcaya Argentaria SA – Madrid, 1.490% due 9/3/19	55,819,366
1,311,013	Banco Santander SA – Frankfurt, 1.490% due 9/3/19	1,311,013
12AUD	Brown Brothers Harriman – Grand Cayman, 0.450% due 9/2/19	8
33,635,990	Citibank – New York, 1.490% due 9/3/19	33,635,990
	TOTAL TIME DEPOSITS (Cost – $90,766,377)	90,766,377
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.4%
MONEY MARKET FUND – 0.4%
616,340	Federated Government Obligations Fund, Premier Class, 2.012%(b) (Cost – $616,340)	616,340
	TOTAL INVESTMENTS – 96.5% (Cost – $150,004,577#)	135,695,570
	Other Assets in Excess of Liabilities – 3.5%	4,877,840
	TOTAL NET ASSETS – 100.0%	$140,573,410

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
REIT — Real Estate Investment Trust
Currency Abbreviations used in this schedule:
AUD — Australian Dollar

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Real Assets Fund (concluded)

Summary of Investments by Security Sector^
Basic Materials	5.8%
Exchange Traded Fund (ETF)	26.9
Short-Term Investments	66.9
Money Market Fund	0.4
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 22.0%
	20 Times Square Trust:
$491,000	Series 2018-20TS, Class F, 3.203% due 5/15/35(a)(b)	$485,178
491,000	Series 2018-20TS, Class G, 3.203% due 5/15/35(a)(b)	477,226
	Alternative Loan Trust:
8,944,916	Series 2005-7CB, Class 2A2, 2.905% (1-Month USD-LIBOR + 5.050%) due 4/25/35(a)(c)	923,590
8,944,916	Series 2005-7CB, Class 2A5, 2.595% (1-Month USD-LIBOR + 0.450%) due 4/25/35(a)	7,823,267
1,169,574	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	1,170,477
	Angel Oak Mortgage Trust I LLC:
1,520,776	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(b)	1,537,555
1,657,763	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(b)	1,676,280
1,583,043	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(b)	1,600,943
831,913	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(b)	832,030
	Atrium Hotel Portfolio Trust:
991,000	Series 2018-ATRM, Class A, 3.145% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	988,197
991,000	Series 2018-ATRM, Class D, 4.495% (1-Month USD-LIBOR + 2.300%) due 6/15/35(a)(b)	992,539
9,833,698	Banc of America Funding Trust, Series 2007-1, Class TA2, 2.275% (1-Month USD-LIBOR + 0.130%) due 1/25/37(a)	8,239,469
	BANK:
12,388,861	Series 2017-BNK4, Class XA, 1.592% due 5/15/50(a)(c)	984,037
16,289,253	Series 2018-BN10, Class XA, 0.888% due 2/15/61(a)(c)	862,420
16,184,945	Series 2019-BN16, Class XA, 1.129% due 2/15/52(a)(c)	1,192,991
1,358,000	Series 2019-BN19, Class AS, 3.446% due 8/15/61	1,460,135
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 3.395% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(b)	177,108
203,000	Series 2017-DELC, Class D, 3.895% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(b)	202,745
408,000	Series 2017-DELC, Class E, 4.695% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(b)	407,997
407,000	Series 2017-DELC, Class F, 5.695% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(b)	406,997
	BBCMS Trust:
103,488	Series 2018-BXH, Class A, 3.195% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(b)	103,228
1,083,000	Series 2018-CBM, Class A, 3.195% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(b)	1,083,012
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,342,617	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.026% due 2/25/36(a)	$3,753,763
200,000	Benchmark, Series 2018-B4, Class A2, 3.976% due 7/15/51	213,786
	Benchmark Mortgage Trust:
600,000	Series 2018-B5, Class A4, 4.208% due 7/15/51	692,407
35,672,038	Series 2018-B7, Class XA, 0.605% due 5/15/53(a)(c)	1,175,290
35,710,616	Series 2019-B9, Class XA, 1.215% due 3/15/52(a)(c)	2,956,557
750,000	Series 2019-B11, Class A4, 3.281% due 5/15/52	816,216
997,000	BHMS, Series 2018-ATLS, Class A, 3.445% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	996,985
	BX Commercial Mortgage Trust:
984,000	Series 2018-BIOA, Class D, 3.516% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(b)	986,463
917,700	Series 2018-IND, Class A, 2.945% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(b)	918,064
	BX Trust:
279,650	Series 2017-SLCT, Class D, 4.245% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(b)	279,646
474,300	Series 2017-SLCT, Class E, 5.345% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(b)	475,037
112,516	Series 2018-EXCL, Class A, 3.283% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	111,951
903,000	Series 2018-GW, Class A, 2.995% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(b)	901,013
100,000	Series 2018-GW, Class D, 3.965% (1-Month USD-LIBOR + 1.770%) due 5/15/35(a)(b)	100,280
982,000	Series 2018-MCSF, Class F, 4.842% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	986,912
1,145,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 3.265% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	1,146,777
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	438,839
20,147,942	Series 2017-CD4, Class XA, 1.468% due 5/10/50(a)(c)	1,491,113
	CFCRE Commercial Mortgage Trust:
2,008,942	Series 2016-C3, Class XA, 1.194% due 1/10/48(a)(c)	111,527
16,492,349	Series 2017-C8, Class XA, 1.816% due 6/15/50(a)(c)	1,500,745
	Citigroup Commercial Mortgage Trust:
37,541,608	Series 2015-GC35, Class XA, 1.010% due 11/10/48(a)(c)	1,365,249
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,337,399
	Citigroup Mortgage Loan Trust:
6,714,284	Series 2018-A, Class A1, 4.000% due 1/25/68(a)(b)	6,733,622
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$2,962,397	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)(d)	$2,965,028
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 4.251% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	564,461
565,000	Series 2017-IKPR, Class E, 5.701% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	565,876
565,000	Series 2017-IKPR, Class F, 6.701% (1-Month USD-LIBOR + 4.500%) due 6/11/32(a)(b)	567,292
	Commercial Mortgage Trust:
255,036,850	Series 2013-CR9, Class XA, 0.163% due 7/10/45(a)(c)	827,033
1,127,000	Series 2016-GCT, Class F, 3.577% due 8/10/29(a)(b)	1,115,703
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(b)	715,266
848,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	849,503
1,246,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	1,238,881
69,653,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(c)	281,865
25,355,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(c)	41,448
4,973,988	Series 2019-RPL2, Class A1, 3.926% due 7/25/58(b)	5,061,420
2,709,072	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	2,414,206
1,090,000	CSWF, Series 2018-TOP, Class A, 3.195% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	1,089,305
920,714	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.998% (1-Month USD-LIBOR + 0.803%) due 5/15/35(a)(b)	920,704
1,220,687	Exantas Capital Corp. Ltd., Series 2019-RSO7, Class A, 3.197% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	1,221,053
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
10,568,966	Series 4223, Class SB, 2.740% (1-Month USD-LIBOR + 5.431%) due 7/15/43(a)	10,836,764
5,926,221	Series 4610, Class LA, 2.500% due 1/15/41	5,991,392
4,074,979	Series 4627, Class Z, 3.000% due 10/15/46	4,029,884
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,615,171
7,838,071	Series 4653, Class Z, 3.000% due 2/15/47	8,070,597
8,312,942	Series 4655, Class CZ, 3.000% due 2/15/47	8,655,771
14,928,172	Series 4664, Class TC, 3.000% due 6/15/41	15,082,664
12,607,001	Series 4745, Class EC, 3.000% due 12/15/44	12,934,840
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	8,515,386
17,552,150	Series 4750, Class PA, 3.000% due 7/15/46	17,884,043
	Federal National Mortgage Association (FNMA), REMICS:
5,629,489	Series 2015-55, Class PD, 2.500% due 3/25/43	5,645,202
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$13,761,771	Series 2016-61, Class MZ, 3.000% due 9/25/46	$13,600,682
16,839,356	Series 2017-107, Class GA, 3.000% due 8/25/45	17,291,004
30,013,667	Series 2017-12, Class TA, 3.000% due 4/25/42	30,360,418
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	8,104,380
18,972,082	Series 2017-32, Class CA, 3.000% due 10/25/42	19,196,884
19,268,845	Series 2018-33, Class C, 3.000% due 5/25/48	19,740,119
8,551,948	Series 2018-38, Class LA, 3.000% due 6/25/48	8,700,655
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,772,050
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,693,998
300,000	Series K078, Class A2, 3.854% due 6/25/28	342,530
2,904,350	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(b)	2,928,984
	Great Wolf Trust:
272,000	Series 2017-WOLF, Class D, 4.295% (1-Month USD-LIBOR + 2.100%) due 9/15/34(a)(b)	272,081
422,000	Series 2017-WOLF, Class E, 5.295% (1-Month USD-LIBOR + 3.100%) due 9/15/34(a)(b)	422,259
225,000	Series 2017-WOLF, Class F, 6.265% (1-Month USD-LIBOR + 4.070%) due 9/15/34(a)(b)	225,208
	GS Mortgage Securities Corp. Trust:
990,000	Series 2018-3PCK, Class A, 3.645% (1-Month USD-LIBOR + 1.450%) due 9/15/31(a)(b)	987,604
1,133,000	Series 2018-FBLU, Class F, 5.445% (1-Month USD-LIBOR + 3.250%) due 11/15/35(a)(b)	1,137,952
400,000	Series 2018-TWR, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	399,125
400,000	Series 2018-TWR, Class D, 3.795% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	398,405
400,000	Series 2018-TWR, Class E, 4.295% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(b)	401,186
400,000	Series 2018-TWR, Class F, 4.995% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(b)	401,594
400,000	Series 2018-TWR, Class G, 6.120% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(b)	402,603
1,250,000	Series 2019-SOHO, Class E, 4.070% (1-Month USD-LIBOR + 1.875%) due 6/15/36(a)(b)	1,246,263
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	919,396
10,515,909	Series 2017-GS7, Class XA, 1.280% due 8/10/50(a)(c)	746,323
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$8,748,091	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.332% (1-Month USD-LIBOR + 0.150%) due 1/25/47(a)	$8,648,366
1,243,000	HPLY Trust, Series 2019-HIT, Class F, 5.345% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(b)	1,248,056
	JP Morgan Chase Commercial Mortgage Securities Corp.:
101,458	Series 2017-FL10, Class B, 3.195% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	100,934
161,000	Series 2017-FL10, Class C, 3.445% (1-Month USD-LIBOR + 1.250%) due 6/15/32(a)(b)	159,904
523,000	Series 2017-FL10, Class D, 4.095% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(b)	518,240
	JP Morgan Chase Commercial Mortgage Securities Trust:
784,914	Series 2012-C8, Class A3, 2.829% due 10/15/45	803,335
976,716	Series 2018-LAQ, Class A, 3.195% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	975,485
	JP Morgan Mortgage Trust:
4,477,262	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	4,939,444
9,219,352	Series 2006-S4, Class A7, 6.000% due 1/25/37	7,002,592
3,259,866	Series 2018-7FRB, Class A2, 3.016% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	3,246,501
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.483% due 2/15/48(a)	1,750,550
1,906,000	Series 2015-C28, Class C, 4.360% due 10/15/48(a)	1,992,606
1,911,199	Legacy Mortgage Asset Trust, Series 2019-SL3, Class A, step bond to yield, 3.474% due 11/25/61(b)(d)	1,915,295
8,802,083	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	5,803,098
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.527% due 9/12/42(a)(b)	1,829,902
1,082,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.115% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	1,079,281
	Morgan Stanley Bank of America Merrill Lynch Trust:
431,972	Series 2014-C15, Class A3, 3.773% due 4/15/47	462,814
2,000,000	Series 2014-C17, Class C, 4.656% due 8/15/47(a)	2,130,123
19,660,213	Series 2014-C19, Class XA, 1.199% due 12/15/47(a)(c)	814,108
852,000	Series 2016-C31, Class C, 4.459% due 11/15/49(a)	892,121
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.554% due 9/15/47(a)(b)	2,039,657
17,860,487	Series 2016-UB11, Class XA, 1.767% due 8/15/49(a)(c)	1,414,894
14,424,843	Series 2016-UB12, Class XA, 0.924% due 12/15/49(a)(c)	586,035
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,083,000	Series 2018-SUN, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	$1,082,142
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,459,848
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	627,342
827,750	Motel 6 Trust, Series 2017-MTL6, Class A, 3.115% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	827,482
1,122,000	MSCG Trust, Series 2018-SELF, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 10/15/37(a)(b)	1,123,107
931,788	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.275% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	929,281
2,980,227	PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 4.991% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(b)(d)	2,985,845
8,881,864	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(b)(d)	8,976,654
	Rali Series Trust:
2,373,818	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	2,240,234
24,067,716	Series 2007-QH5, Class AII, 2.375% (1-Month USD-LIBOR + 0.230%) due 6/25/37(a)	13,250,260
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 3.145% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	428,976
429,000	Series 2017-ROSS, Class B, 3.445% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	428,556
	UBS Commercial Mortgage Trust:
5,752,302	Series 2017-C1, Class XA, 1.734% due 6/15/50(a)(c)	530,650
979,000	Series 2018-C8, Class C, 4.860% due 2/15/51(a)	1,075,280
4,881,507	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.091% due 3/10/46(a)(b)(c)	132,599
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.252% due 1/10/45(a)(b)	1,761,245
6,400,000	Verus Securitization Trust, Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(b)	6,501,155
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.783% due 11/15/43(a)(b)	302,918
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,379,209
275,000	Series 2015-C31, Class A4, 3.695% due 11/15/48	299,952
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	1,020,208
2,581,000	Series 2015-NXS4, Class E, 3.751% due 12/15/48(a)(b)	2,313,164
17,339,859	Series 2016-C33, Class XA, 1.926% due 3/15/59(a)(c)	1,394,161
10,934,664	Series 2016-NXS6, Class XA, 1.778% due 11/15/49(a)(c)	849,499
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$10,361,303	Series 2017-C38, Class XA, 1.212% due 7/15/50(a)(c)	$667,520
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,316,456
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,540,966
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $426,440,045)	431,307,573
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 22.2%
U.S. GOVERNMENT OBLIGATIONS – 21.8%
	U.S. Treasury Bonds:
1,000,000	5.250% due 11/15/28	1,322,578
500,000	6.250% due 5/15/30	733,379
600,000	5.375% due 2/15/31	841,711
2,800,000	4.500% due 5/15/38	4,034,844
1,500,000	4.375% due 11/15/39	2,153,555
3,500,000	3.875% due 8/15/40	4,741,680
3,000,000	4.375% due 5/15/41	4,347,891
2,500,000	3.125% due 11/15/41	3,058,789
3,500,000	2.750% due 8/15/42	4,042,090
1,000,000	2.750% due 11/15/42	1,154,883
3,500,000	2.875% due 5/15/43	4,130,820
300,000	3.750% due 11/15/43	406,043
3,500,000	3.125% due 8/15/44	4,317,852
1,475,000	2.500% due 2/15/45	1,636,731
3,000,000	2.875% due 8/15/45	3,562,617
1,000,000	2.500% due 2/15/46	1,110,898
2,500,000	2.500% due 5/15/46	2,779,199
1,700,000	2.875% due 11/15/46	2,028,777
3,500,000	3.000% due 2/15/47	4,277,930
1,000,000	3.000% due 5/15/47	1,222,539
1,100,000	2.750% due 8/15/47	1,285,582
1,000,000	2.750% due 11/15/47	1,169,648
1,100,000	3.000% due 8/15/48	1,351,238
23,400,000	2.875% due 5/15/49	28,196,086
6,599,744	U.S. Treasury Inflation Indexed Notes, 0.625% due 4/15/23	6,699,280
	U.S. Treasury Notes:
6,000,000	1.375% due 9/30/20	5,973,984
4,000,000	1.875% due 12/15/20	4,009,063
2,000,000	1.750% due 12/31/20	2,001,484
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$5,000,000	2.000% due 1/15/21	$5,022,461
9,000,000	2.125% due 1/31/21	9,057,656
10,000,000	2.250% due 3/31/21	10,097,266
3,500,000	1.125% due 6/30/21	3,472,246
12,000,000	2.125% due 6/30/21	12,121,406
1,000,000	2.875% due 10/15/21	1,028,164
4,000,000	1.875% due 1/31/22	4,036,563
500,000	1.750% due 2/28/22	503,477
6,000,000	1.875% due 3/31/22	6,061,875
800,000	1.750% due 4/30/22	806,250
4,000,000	1.750% due 6/30/22	4,035,000
5,500,000	1.875% due 7/31/22	5,567,246
1,500,000	1.625% due 8/15/22	1,508,320
1,000,000	1.625% due 8/31/22	1,005,430
4,000,000	1.875% due 10/31/22	4,055,000
1,250,000	2.000% due 11/30/22	1,272,363
6,000,000	1.750% due 1/31/23	6,063,984
7,250,000	2.375% due 1/31/23	7,476,846
5,000,000	1.500% due 3/31/23	5,014,648
5,000,000	1.625% due 5/31/23	5,036,719
6,000,000	1.375% due 8/31/23	5,990,625
2,500,000	1.625% due 10/31/23	2,520,801
9,000,000	2.250% due 12/31/23	9,313,242
5,000,000	2.750% due 2/15/24	5,286,328
19,700,000	2.125% due 2/29/24	20,301,774
9,500,000	2.125% due 3/31/24	9,797,246
2,600,000	2.000% due 4/30/24	2,668,250
2,000,000	2.500% due 5/15/24	2,098,359
900,000	2.000% due 5/31/24	924,609
2,500,000	1.750% due 6/30/24	2,540,234
4,000,000	2.000% due 6/30/24	4,109,062
25,200,000	2.125% due 7/31/24	26,049,516
1,000,000	1.875% due 8/31/24	1,022,148
400,000	2.125% due 9/30/24	413,781
4,000,000	2.250% due 11/15/24	4,165,156
4,000,000	2.125% due 11/30/24	4,141,563
2,400,000	2.250% due 12/31/24	2,501,813
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
$2,500,000	2.000% due 2/15/25	$2,575,293
2,000,000	2.875% due 7/31/25	2,161,719
1,000,000	2.000% due 8/15/25	1,031,719
2,000,000	2.750% due 8/31/25	2,149,688
33,100,000	2.250% due 11/15/25	34,673,543
5,000,000	1.625% due 2/15/26	5,053,320
2,000,000	2.500% due 2/28/26	2,129,688
27,650,000	1.625% due 5/15/26	27,954,582
5,600,000	1.625% due 8/15/29	5,663,656
4,000,000	2.250% due 2/15/27	4,224,062
400,000	2.375% due 5/15/27	426,594
2,000,000	2.250% due 8/15/27	2,116,953
5,000,000	2.250% due 11/15/27	5,297,852
11,678,000	2.625% due 2/15/29	12,828,009
3,800,000	2.875% due 8/15/28	4,237,297
10,000,000	3.125% due 11/15/28	11,389,453
2,000,000	2.375% due 5/15/29	2,156,250
	TOTAL U.S. GOVERNMENT OBLIGATIONS	425,748,276
U.S. GOVERNMENT AGENCIES – 0.4%
	Federal Home Loan Banks (FHLB):
1,000,000	1.375% due 2/18/21	997,376
2,000,000	3.625% due 6/11/21	2,071,530
555,000	3.125% due 6/13/25	604,671
	Federal Home Loan Mortgage Corp. (FHLMC):
1,645,000	2.375% due 1/13/22	1,676,581
1,300,000	6.250% due 7/15/32	1,957,088
	Federal National Mortgage Association (FNMA):
350,000	2.625% due 1/11/22	358,621
1,000,000	1.875% due 4/5/22	1,010,128
	TOTAL U.S. GOVERNMENT AGENCIES	8,675,995
	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost – $410,797,420)	434,424,271
CORPORATE BONDS & NOTES – 20.1%
Basic Materials – 0.9%
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	358,999
	AK Steel Corp., Company Guaranteed Notes:
50,000	7.625% due 10/1/21	49,687
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$60,000	6.375% due 10/15/25	$49,650
400,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(b)	416,000
25,000	ArcelorMittal, Senior Unsecured Notes, 7.000% due 10/15/39	29,916
530,000	Ashland LLC, Company Guaranteed Notes, 4.750% due 8/15/22	557,009
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	134,500
200,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	237,236
750,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.500% due 4/30/49(b)	829,687
800,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000%(e)	679,008
	CSN Resources SA, Company Guaranteed Notes:
400,000	7.625% due 2/13/23	408,004
400,000	7.625% due 4/17/26(b)	403,000
250,000	Dow Chemical Co., Senior Unsecured Notes, 4.625% due 10/1/44	274,942
730,000	DuPont de Nemours Inc., Senior Unsecured Notes, 5.419% due 11/15/48	937,706
150,000	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	157,535
	Freeport-McMoRan Inc., Company Guaranteed Notes:
1,300,000	5.400% due 11/14/34	1,248,000
850,000	5.450% due 3/15/43	775,625
1,000,000	Fresnillo PLC, Senior Unsecured Notes, 5.500% due 11/13/23	1,085,010
560,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	596,347
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(b)	91,913
	International Paper Co., Senior Unsecured Notes:
500,000	3.000% due 2/15/27	511,441
100,000	4.400% due 8/15/47	106,633
200,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.750% due 9/15/24	215,109
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	516,272
840,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	876,535
200,000	Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	210,300
150,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	190,703
100,000	PPG Industries Inc., Senior Unsecured Notes, 2.800% due 8/15/29	101,330
200,000	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 5.200% due 11/2/40	263,442
160,000	Schweitzer-Mauduit International Inc., Company Guaranteed Notes, 6.875% due 10/1/26(b)	164,800
100,000	Sherwin-Williams Co., Senior Unsecured Notes, 4.500% due 6/1/47	113,829
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$200,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 4.375% due 1/28/25	$211,750
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	130,857
125,000	6.750% due 4/16/40	163,675
1,600,000	Syngenta Finance NV, Company Guaranteed Notes, 5.676% due 4/24/48	1,708,504
1,100,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	1,107,554
250,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	287,938
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(b)	387,800
	Vedanta Resources Ltd., Senior Unsecured Notes:
200,000	7.125% due 5/31/23	191,300
1,600,000	6.125% due 8/9/24	1,440,800
100,000	Westlake Chemical Corp., Company Guaranteed Notes, 5.000% due 8/15/46	108,406
	Total Basic Materials	18,328,752
Communications – 2.1%
200,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 4.000% due 12/6/37	220,157
255,000	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(b)	272,213
	Amazon.com Inc., Senior Unsecured Notes:
845,000	2.800% due 8/22/24	882,128
635,000	3.800% due 12/5/24	693,318
250,000	3.150% due 8/22/27	268,842
250,000	4.050% due 8/22/47	306,808
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	290,227
	AT&T Inc., Senior Unsecured Notes:
500,000	3.200% due 3/1/22	512,890
250,000	3.800% due 3/1/24	265,857
840,000	3.400% due 5/15/25	882,271
300,000	3.800% due 2/15/27	320,309
250,000	4.250% due 3/1/27	275,136
100,000	4.300% due 2/15/30	111,043
250,000	5.250% due 3/1/37	297,181
250,000	5.350% due 9/1/40	297,783
250,000	4.850% due 7/15/45	286,285
200,000	4.500% due 3/9/48	218,305
300,000	5.700% due 3/1/57	380,008
1,000,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,012,179
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$200,000	Baidu Inc., Senior Unsecured Notes, 4.875% due 11/14/28	$226,731
600,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	634,878
1,200,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	1,241,676
	C&W Senior Financing DAC, Senior Unsecured Notes:
600,000	7.500% due 10/15/26(b)	650,880
1,600,000	6.875% due 9/15/27	1,703,824
	CBS Corp., Company Guaranteed Notes:
100,000	3.375% due 3/1/22	102,727
100,000	5.900% due 10/15/40	126,899
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
555,000	5.750% due 2/15/26(b)	587,606
125,000	5.000% due 2/1/28(b)	131,250
165,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	152,625
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Notes, 5.050% due 3/30/29	395,671
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
490,000	4.464% due 7/23/22	517,742
250,000	4.908% due 7/23/25	276,296
250,000	6.484% due 10/23/45	309,135
195,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	177,937
	Cisco Systems Inc., Senior Unsecured Notes:
150,000	2.200% due 9/20/23	152,274
100,000	3.625% due 3/4/24	107,986
100,000	5.500% due 1/15/40	140,289
	Clear Channel Worldwide Holdings Inc.:
126,000	Company Guaranteed Notes, 9.250% due 2/15/24(b)	138,127
160,000	Senior Secured Notes, 5.125% due 8/15/27(b)	167,400
200,000	Colombia Telecomunicaciones SA ESP, Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%)(a)(e)	205,502
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	259,960
250,000	3.300% due 2/1/27	266,143
500,000	4.150% due 10/15/28	567,279
150,000	4.400% due 8/15/35	176,768
400,000	3.400% due 7/15/46	416,264
870,000	4.700% due 10/15/48	1,088,525
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$100,000	3.999% due 11/1/49	$113,131
	CommScope Inc., Senior Secured Notes:
105,000	5.500% due 3/1/24(b)	106,444
100,000	6.000% due 3/1/26(b)	101,850
500,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	516,875
	CSC Holdings LLC:
215,000	Company Guaranteed Notes, 5.375% due 7/15/23(b)	220,968
345,000	Senior Unsecured Notes, 5.250% due 6/1/24	369,150
175,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(b)	183,750
502,138	Digicel Group Two Ltd., Senior Unsecured Notes, 9.125% due 4/1/24(b)(f)	37,660
	Discovery Communications LLC, Company Guaranteed Notes:
200,000	2.950% due 3/20/23	204,155
400,000	3.800% due 3/13/24	419,743
350,000	4.125% due 5/15/29	374,478
120,000	DISH DBS Corp., Company Guaranteed Notes, 5.875% due 11/15/24	114,156
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	98,979
195,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	191,170
800,000	Empresa Nacional de Telecomunicaciones SA, Senior Unsecured Notes, 4.750% due 8/1/26	845,876
900,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	953,566
	Frontier Communications Corp.:
	Senior Unsecured Notes:
45,000	8.500% due 4/15/20	27,900
100,000	7.125% due 1/15/23	51,000
80,000	Secured Notes, 8.500% due 4/1/26(b)	77,800
125,000	Senior Secured Notes, 8.000% due 4/1/27(b)	130,313
190,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., Senior Secured Notes, 9.875% due 5/1/24(b)	198,313
	Gray Television Inc.:
65,000	Company Guaranteed Notes, 5.125% due 10/15/24(b)	67,113
190,000	Senior Unsecured Notes, 7.000% due 5/15/27(b)	207,755
135,000	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(b)	141,075
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	268,807
140,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(b)	88,200
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	iHeartCommunications Inc.:
	Senior Secured Notes:
$45,000	6.375% due 5/1/26	$48,600
105,000	5.250% due 8/15/27(b)	110,400
25,000	Company Guaranteed Notes, 8.375% due 5/1/27	26,969
	Intelsat Jackson Holdings SA, Company Guaranteed Notes:
65,000	5.500% due 8/1/23	59,150
210,000	8.500% due 10/15/24(b)	208,425
270,000	Iridium Communications Inc., Senior Unsecured Notes, 10.250% due 4/15/23(b)	292,950
320,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 1/15/24	325,600
255,000	Match Group Inc., Senior Unsecured Notes, 5.000% due 12/15/27(b)	267,750
	Millicom International Cellular SA, Senior Unsecured Notes:
400,000	6.000% due 3/15/25	415,500
200,000	6.625% due 10/15/26(b)	218,000
600,000	5.125% due 1/15/28	622,500
700,000	6.250% due 3/25/29(b)	761,313
	Netflix Inc., Senior Unsecured Notes:
140,000	5.875% due 2/15/25	154,525
75,000	5.375% due 11/15/29(b)	81,563
100,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.600% due 4/15/26	106,196
250,000	Orange SA, Senior Unsecured Notes, 9.000% due 3/1/31	395,667
180,000	Radiate Holdco LLC/Radiate Finance Inc., Senior Unsecured Notes, 6.875% due 2/15/23(b)	183,600
100,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	124,738
155,000	Scripps Escrow Inc., Senior Unsecured Notes, 5.875% due 7/15/27(b)	156,356
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	626,677
	Sirius XM Radio Inc., Company Guaranteed Notes:
225,000	5.375% due 7/15/26(b)	237,656
110,000	5.500% due 7/1/29(b)	119,868
415,000	Sprint Capital Corp., Company Guaranteed Notes, 6.875% due 11/15/28	460,131
395,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	436,657
1,000,000	Telecom Argentina SA, Senior Unsecured Notes, 8.000% due 7/18/26(b)	795,000
250,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27(b)	265,313
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$200,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	$206,492
	Telefonica Emisiones SA, Company Guaranteed Notes:
250,000	4.103% due 3/8/27	273,613
200,000	5.213% due 3/8/47	232,958
260,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 8.875% due 11/15/24(b)	281,286
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	323,082
	Time Warner Cable LLC, Senior Secured Notes:
150,000	4.000% due 9/1/21	153,819
150,000	7.300% due 7/1/38	192,418
150,000	4.500% due 9/15/42	150,573
500,000	T-Mobile USA Inc., Company Guaranteed Notes, 4.500% due 2/1/26	518,750
	TWDC Enterprises 18 Corp., Company Guaranteed Notes:
500,000	2.450% due 3/4/22	509,175
125,000	3.150% due 9/17/25	134,147
155,000	Uber Technologies Inc., Company Guaranteed Notes, 8.000% due 11/1/26(b)	163,041
45,000	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23(b)	44,438
	Verizon Communications Inc., Senior Unsecured Notes:
493,000	4.329% due 9/21/28	566,296
530,000	4.016% due 12/3/29(b)	598,633
285,000	4.272% due 1/15/36	327,220
500,000	5.250% due 3/16/37	633,508
500,000	5.012% due 4/15/49	639,169
40,000	4.672% due 3/15/55	49,267
200,000	Viacom Inc., Senior Unsecured Notes, 5.850% due 9/1/43	250,242
	Vodafone Group PLC, Senior Unsecured Notes:
350,000	4.375% due 5/30/28	392,636
250,000	4.375% due 2/19/43	267,021
	VTR Finance BV, Senior Secured Notes:
1,263,000	6.875% due 1/15/24	1,304,048
270,000	6.875% due 1/15/24(b)	278,775
	Walt Disney Co., Company Guaranteed Notes:
250,000	3.375% due 11/15/26(b)	270,047
250,000	4.750% due 11/15/46(b)	328,275
	Total Communications	41,415,594
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – 1.3%
$380,000	1011778 BC ULC/New Red Finance Inc., Secured Notes, 5.000% due 10/15/25(b)	$392,350
330,000	Allison Transmission Inc., Senior Unsecured Notes, 5.000% due 10/1/24(b)	339,520
130,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.250% due 3/15/26	120,575
500,000	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	518,525
305,000	Aramark Services Inc., Company Guaranteed Notes, 5.000% due 4/1/25(b)	315,111
365,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(b)	359,981
370,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(b)	403,762
215,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(b)	218,762
125,000	Carvana Co., Company Guaranteed Notes, 8.875% due 10/1/23(b)	128,750
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29(b)	303,800
115,000	Century Communities Inc., Senior Unsecured Notes, 6.750% due 6/1/27(b)	121,900
140,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(b)	119,000
700,000	Controladora Mabe SA de CV, Company Guaranteed Notes, 5.600% due 10/23/28	744,625
235,000	Dana Financing Luxembourg SARL, Company Guaranteed Notes, 5.750% due 4/15/25(b)	239,700
705,000	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	725,573
575,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	607,841
200,000	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(b)	193,000
180,000	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	190,800
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	240,861
500,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.810% due 1/9/24	504,253
	General Motors Co., Senior Unsecured Notes:
205,000	3.009% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	205,270
100,000	6.750% due 4/1/46	119,025
	General Motors Financial Co., Inc.:
	Company Guaranteed Notes:
500,000	3.450% due 1/14/22	509,554
810,000	3.279% (3-Month USD-LIBOR + 0.990%) due 1/5/23(a)	800,840
415,000	3.950% due 4/13/24	429,384
500,000	4.350% due 1/17/27	518,132
150,000	Senior Unsecured Notes, 5.650% due 1/17/29	167,827
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,585,429
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)	109,211
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$340,000	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(b)	$347,650
640,000	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	652,857
510,000	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 4.250% due 9/1/24	520,200
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	255,993
250,000	2.125% due 9/15/26	251,223
565,000	3.900% due 6/15/47	655,727
250,000	3.500% due 9/15/56	272,182
210,000	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(b)	223,650
240,000	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(b)	241,200
255,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(b)	262,650
	Latam Finance Ltd., Company Guaranteed Notes:
400,000	6.875% due 4/11/24	415,004
600,000	7.000% due 3/1/26(b)	623,256
235,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 6.375% due 2/1/24(b)	248,205
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(b)	330,538
250,000	Lowe’s Cos. Inc., Senior Unsecured Notes, 3.700% due 4/15/46	255,219
330,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(b)	337,838
18,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	16,536
210,000	Marriott Ownership Resorts Inc./ILG LLC, Company Guaranteed Notes, 6.500% due 9/15/26	226,632
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	269,651
75,000	4.875% due 12/9/45	92,462
250,000	4.450% due 3/1/47	293,769
115,000	MGM Resorts International, Company Guaranteed Notes, 5.750% due 6/15/25	126,647
97,000	Newell Brands Inc., Senior Unsecured Notes, 5.375% due 4/1/36	103,859
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27	306,111
	Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
80,000	Company Guaranteed Notes, 8.500% due 5/15/27(b)	78,000
195,000	Senior Secured Notes, 6.250% due 5/15/26(b)	202,312
230,000	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(b)	236,061
	PetSmart Inc.:
130,000	Company Guaranteed Notes, 7.125% due 3/15/23(b)	120,900
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$76,000	Senior Secured Notes, 5.875% due 6/1/25(b)	$74,480
225,000	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(b)	239,063
400,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	411,015
200,000	Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	230,883
	Scientific Games International Inc.:
125,000	Company Guaranteed Notes, 8.250% due 3/15/26(b)	132,500
200,000	Senior Secured Notes, 5.000% due 10/15/25(b)	206,648
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(b)	289,800
195,000	Staples Inc., Senior Secured Notes, 7.500% due 4/15/26(b)	196,950
150,000	Starbucks Corp., Senior Unsecured Notes, 3.550% due 8/15/29	164,127
235,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(b)	249,394
225,000	Superior Plus LP/Superior General Partner Inc., Senior Unsecured Notes, 7.000% due 7/15/26(b)	235,688
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	103,053
125,000	3.500% due 7/1/24	134,576
100,000	3.900% due 11/15/47	118,119
320,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	334,400
750,000	Toyota Motor Corp., Senior Unsecured Notes, 3.419% due 7/20/23	796,662
150,000	Twin River Worldwide Holdings Inc., Senior Unsecured Notes, 6.750% due 6/1/27(b)	158,063
355,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	368,312
500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	519,202
	Walmart Inc., Senior Unsecured Notes:
150,000	3.125% due 6/23/21	153,669
250,000	2.550% due 4/11/23	256,479
250,000	3.300% due 4/22/24	265,339
250,000	4.300% due 4/22/44	312,881
250,000	4.050% due 6/29/48	311,291
245,000	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(b)	260,920
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	114,549
	Total Consumer Cyclical	25,837,756
Consumer Non-cyclical – 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
140,000	3.750% due 11/30/26	154,054
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$250,000	4.900% due 11/30/46	$334,173
	AbbVie Inc., Senior Unsecured Notes:
520,000	3.200% due 11/6/22	532,700
350,000	2.850% due 5/14/23	356,676
475,000	4.450% due 5/14/46	499,079
400,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	411,000
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	99,764
150,000	Air Medical Group Holdings Inc., Senior Unsecured Notes, 6.375% due 5/15/23(b)	131,437
280,000	Albertsons Cos LLC/Safeway Inc./New Albertsons LP/Albertson’s LLC, Company Guaranteed Notes, 5.875% due 2/15/28(b)	295,081
100,000	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	102,204
	Allergan Funding SCS, Company Guaranteed Notes:
290,000	3.850% due 6/15/24	306,249
405,000	3.800% due 3/15/25	426,089
100,000	4.550% due 3/15/35	107,574
84,000	4.750% due 3/15/45	92,133
	Altria Group Inc., Company Guaranteed Notes:
250,000	4.800% due 2/14/29	283,089
250,000	3.875% due 9/16/46	245,559
555,000	5.950% due 2/14/49	712,555
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	505,810
150,000	4.950% due 10/1/41	180,954
50,000	4.663% due 6/15/51	59,585
	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
63,000	3.650% due 2/1/26	67,697
450,000	4.700% due 2/1/36	523,816
269,000	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	280,069
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	221,728
350,000	4.950% due 1/15/42	416,196
200,000	3.750% due 7/15/42	206,014
150,000	4.600% due 4/15/48	174,371
645,000	5.550% due 1/23/49	849,664
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Anthem Inc., Senior Unsecured Notes:
$1,295,000	3.300% due 1/15/23	$1,337,546
100,000	4.650% due 1/15/43	112,714
200,000	4.375% due 12/1/47	224,380
120,000	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(b)	80,700
	AstraZeneca PLC, Senior Unsecured Notes:
575,000	2.375% due 6/12/22	579,598
350,000	3.375% due 11/16/25	371,162
100,000	4.375% due 11/16/45	119,558
320,000	Avantor Inc., Senior Unsecured Notes, 9.000% due 10/1/25(b)	360,000
205,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25	207,880
	BAT Capital Corp., Company Guaranteed Notes:
100,000	3.222% due 8/15/24	102,866
200,000	3.557% due 8/15/27	204,960
	Bausch Health Cos. Inc.:
	Company Guaranteed Notes:
235,000	7.000% due 1/15/28(b)	246,264
235,000	7.250% due 5/30/29(b)	248,512
	Senior Secured Notes:
65,000	7.000% due 3/15/24(b)	68,650
110,000	5.750% due 8/15/27(b)	117,975
	Becton Dickinson & Co., Senior Unsecured Notes:
1,280,000	2.894% due 6/6/22	1,301,115
200,000	3.363% due 6/6/24	208,542
163,000	3.700% due 6/6/27	174,620
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	120,506
350,000	Boston Scientific Corp., Senior Unsecured Notes, 4.000% due 3/1/28	385,259
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
250,000	3.250% due 2/27/27	268,088
500,000	3.400% due 7/26/29(b)	541,258
250,000	Campbell Soup Co., Senior Unsecured Notes, 3.950% due 3/15/25	264,670
	Cardinal Health Inc., Senior Unsecured Notes:
1,140,000	3.410% due 6/15/27	1,155,695
150,000	4.368% due 6/15/47	145,039
205,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 5.000% due 7/15/27(b)	214,760
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Celgene Corp., Senior Unsecured Notes:
$100,000	2.750% due 2/15/23	$102,132
500,000	3.875% due 8/15/25	542,806
100,000	5.000% due 8/15/45	127,283
1,180,000	4.350% due 11/15/47	1,424,776
	Centene Corp., Senior Unsecured Notes:
310,000	4.750% due 1/15/25	321,625
140,000	5.375% due 6/1/26(b)	149,667
200,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	244,671
	Cigna Corp., Company Guaranteed Notes:
500,000	3.400% due 9/17/21	511,896
595,000	3.193% (3-Month USD-LIBOR + 0.890%) due 7/15/23(a)	595,951
675,000	4.900% due 12/15/48	798,789
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	306,569
250,000	Coca-Cola Co., Senior Unsecured Notes, 2.200% due 5/25/22	252,912
	CommonSpirit Health, Senior Secured Notes:
36,000	3.817% due 10/1/49	37,338
13,000	4.187% due 10/1/49	13,903
250,000	Conagra Brands Inc., Senior Unsecured Notes, 4.850% due 11/1/28	286,381
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	354,919
230,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	239,782
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	125,134
100,000	3.500% due 7/20/22	103,580
1,275,000	3.700% due 3/9/23	1,333,264
150,000	4.100% due 3/25/25	160,475
350,000	2.875% due 6/1/26	352,198
250,000	4.300% due 3/25/28	272,885
250,000	4.780% due 3/25/38	280,341
250,000	5.050% due 3/25/48	291,290
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	166,680
180,000	Eagle Holding Co. II LLC, Unsecured Notes, 7.750% due 5/15/22(b)(f)	182,025
250,000	Eli Lilly & Co., Senior Unsecured Notes, 3.950% due 3/15/49	292,606
619,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	663,904
459,605	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	472,823
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$15,000	Envision Healthcare Corp., Company Guaranteed Notes, 8.750% due 10/15/26(b)	$8,175
100,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 4.150% due 3/15/47	121,799
250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	285,937
220,000	Garda World Security Corp., Senior Unsecured Notes, 8.750% due 5/15/25(b)	226,939
200,000	General Mills Inc., Senior Unsecured Notes, 4.700% due 4/17/48	236,793
	Gilead Sciences Inc., Senior Unsecured Notes:
350,000	2.950% due 3/1/27	363,877
250,000	4.150% due 3/1/47	282,846
500,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	537,781
600,000	Grupo Bimbo SAB de CV, Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%)(a)(e)	628,506
135,000	HCA Healthcare Inc., Senior Unsecured Notes, 6.250% due 2/15/21	141,804
	HCA Inc.:
	Company Guaranteed Notes:
515,000	5.375% due 9/1/26	574,225
20,000	5.875% due 2/1/29	23,025
	Senior Secured Notes:
65,000	5.250% due 4/15/25	72,548
635,000	4.125% due 6/15/29	676,605
55,000	H-Food Holdings LLC/Hearthside Finance Co. Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)	42,350
200,000	Horizon Pharma USA Inc., Company Guaranteed Notes, 5.500% due 8/1/27(b)	208,500
100,000	Huntington Bancshares Inc., Senior Unsecured Notes, 4.800% due 3/15/47	117,532
	JBS Investments II GmbH, Company Guaranteed Notes:
1,100,000	7.000% due 1/15/26(b)	1,189,375
400,000	5.750% due 1/15/28(b)	420,000
	JBS USA LUX SA/JBS USA Finance Inc., Company Guaranteed Notes:
40,000	5.875% due 7/15/24(b)	41,050
30,000	5.750% due 6/15/25(b)	31,200
175,000	6.750% due 2/15/28(b)	195,125
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
165,000	Company Guaranteed Notes, 6.500% due 4/15/29(b)	182,738
90,000	Senior Unsecured Notes, 5.500% due 1/15/30(b)	95,400
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	253,227
150,000	2.950% due 3/3/27	159,232
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$250,000	3.625% due 3/3/37	$281,660
	Keurig Dr Pepper Inc., Company Guaranteed Notes:
250,000	4.597% due 5/25/28	282,440
100,000	5.085% due 5/25/48	120,397
	Kraft Heinz Foods Co., Company Guaranteed Notes:
500,000	3.000% due 6/1/26	491,762
250,000	5.200% due 7/15/45	263,771
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	209,279
80,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(b)	70,600
1,325,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,392,918
	MARB BondCo PLC, Company Guaranteed Notes:
500,000	7.000% due 3/15/24(b)	511,255
200,000	7.000% due 3/15/24	204,502
900,000	6.875% due 1/19/25	915,327
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	271,602
	Medtronic Inc., Company Guaranteed Notes:
500,000	3.150% due 3/15/22	516,996
125,000	4.625% due 3/15/45	162,315
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	286,230
	Minerva Luxembourg SA, Company Guaranteed Notes:
800,000	6.500% due 9/20/26	828,000
1,000,000	5.875% due 1/19/28	993,760
150,000	Molson Coors Brewing Co., Company Guaranteed Notes, 4.200% due 7/15/46	152,678
300,000	Moody’s Corp., Senior Unsecured Notes, 2.750% due 12/15/21	304,060
250,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(b)	223,453
	Mylan NV, Company Guaranteed Notes:
250,000	3.150% due 6/15/21	252,952
125,000	5.250% due 6/15/46	136,978
250,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26(b)	255,295
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	11,680
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	2.400% due 5/17/22	254,065
150,000	3.100% due 5/17/27	161,322
95,000	NVA Holdings Inc., Company Guaranteed Notes, 6.875% due 4/1/26(b)	101,441
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	PepsiCo Inc., Senior Unsecured Notes:
$500,000	2.750% due 3/5/22	$513,800
150,000	2.375% due 10/6/26	153,706
250,000	3.450% due 10/6/46	276,052
	Pfizer Inc., Senior Unsecured Notes:
500,000	2.800% due 3/11/22	512,880
250,000	4.000% due 12/15/36	290,515
250,000	4.125% due 12/15/46	299,345
	Philip Morris International Inc., Senior Unsecured Notes:
500,000	2.625% due 2/18/22	506,601
250,000	3.375% due 8/15/29	262,311
100,000	4.125% due 3/4/43	106,918
300,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(b)	323,250
120,000	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% due 12/1/22(b)(f)	100,800
	Post Holdings Inc., Company Guaranteed Notes:
235,000	5.500% due 3/1/25(b)	245,869
45,000	5.500% due 12/15/29(b)	47,574
130,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(b)	136,708
150,000	Procter & Gamble Co., Senior Unsecured Notes, 3.500% due 10/25/47	174,379
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	9,402
	Refinitiv US Holdings Inc.:
165,000	Company Guaranteed Notes, 8.250% due 11/15/26(b)	185,625
160,000	Senior Secured Notes, 6.250% due 5/15/26(b)	174,200
	Reynolds American Inc., Company Guaranteed Notes:
1,250,000	4.000% due 6/12/22	1,306,420
250,000	5.850% due 8/15/45	282,026
200,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(b)	208,100
250,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(b)	262,408
125,000	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.875% due 9/23/23	127,851
650,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(b)	680,965
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	8,318
350,000	Stryker Corp., Senior Unsecured Notes, 3.375% due 11/1/25	372,960
	Sysco Corp., Company Guaranteed Notes:
350,000	3.550% due 3/15/25	373,152
585,000	3.250% due 7/15/27	617,519
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$250,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28(b)	$295,933
	Tenet Healthcare Corp.:
	Senior Secured Notes:
190,000	4.875% due 1/1/26(b)	195,244
80,000	5.125% due 11/1/27(b)	82,700
200,000	Secured Notes, 6.250% due 2/1/27(b)	207,500
180,000	Senior Unsecured Notes, 7.000% due 8/1/25(g)	181,800
150,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	172,818
125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	140,758
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	172,740
500,000	Unilever Capital Corp., Company Guaranteed Notes, 3.125% due 3/22/23	520,064
	United Rentals North America Inc., Company Guaranteed Notes:
270,000	6.500% due 12/15/26	293,625
15,000	5.250% due 1/15/30	16,031
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	751,683
450,000	3.850% due 6/15/28	500,502
250,000	4.250% due 4/15/47	293,368
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	131,588
253,000	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(b)	270,857
95,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(b)	102,125
	WellCare Health Plans Inc., Senior Unsecured Notes:
160,000	5.250% due 4/1/25	167,528
330,000	5.375% due 8/15/26(b)	351,863
	Total Consumer Non-cyclical	58,927,950
Diversified – 0.0%
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
200,000	2.875% due 4/5/22(b)	202,293
300,000	3.500% due 4/5/27(b)	317,595
	Total Diversified	519,888
Energy – 2.5%
750,000	AI Candelaria Spain SLU, Senior Secured Notes, 7.500% due 12/15/28	843,750
150,000	Aker BP ASA, Senior Unsecured Notes, 4.750% due 6/15/24(b)	153,375
	Anadarko Petroleum Corp., Senior Unsecured Notes:
100,000	5.550% due 3/15/26	113,269
150,000	6.600% due 3/15/46	200,008
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$275,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(b)	$252,312
250,000	Apache Corp., Senior Unsecured Notes, 4.250% due 1/15/44	226,938
145,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes, 3.337% due 12/15/27	148,730
	BP Capital Markets America Inc., Company Guaranteed Notes:
100,000	2.520% due 9/19/22	101,459
500,000	3.224% due 4/14/24	522,707
1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,614,607
70,000	Calfrac Holdings LP, Company Guaranteed Notes, 8.500% due 6/15/26(b)	44,100
	Canacol Energy Ltd., Company Guaranteed Notes:
1,200,000	7.250% due 5/3/25	1,258,512
200,000	7.250% due 5/3/25(b)	209,752
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
1,150,000	2.950% due 1/15/23	1,168,303
125,000	5.850% due 2/1/35	151,062
	Cenovus Energy Inc., Senior Unsecured Notes:
500,000	4.250% due 4/15/27	522,127
550,000	5.400% due 6/15/47	625,336
	Cheniere Energy Partners LP:
185,000	Company Guaranteed Notes, 5.625% due 10/1/26	195,175
310,000	Senior Secured Notes, 5.250% due 10/1/25	320,462
250,000	Chevron Corp., Senior Unsecured Notes, 2.498% due 3/3/22	254,339
750,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	787,500
240,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(b)	224,520
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	290,314
200,000	5.950% due 3/15/46	289,611
280,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(b)	273,700
	Delek & Avner Tamar Bond Ltd., Senior Secured Notes:
200,000	5.082% due 12/30/23(b)	206,931
300,000	5.412% due 12/30/25(b)	310,337
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	92,044
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$100,000	5.000% due 6/15/45	$117,595
500,000	Ecopetrol SA, Senior Unsecured Notes, 5.375% due 6/26/26	559,380
150,000	Enbridge Energy Partners LP, Company Guaranteed Notes, 5.500% due 9/15/40	180,731
	Enbridge Inc., Company Guaranteed Notes:
100,000	4.000% due 10/1/23	105,857
250,000	3.700% due 7/15/27	267,946
	Energy Transfer Operating LP, Company Guaranteed Notes:
500,000	5.875% due 1/15/24	559,450
600,000	4.750% due 1/15/26	656,165
250,000	4.200% due 4/15/27	265,607
200,000	5.300% due 4/15/47	217,430
150,000	6.000% due 6/15/48	178,903
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	505,615
820,000	3.750% due 2/15/25	879,186
250,000	3.950% due 2/15/27	273,033
250,000	4.900% due 5/15/46	295,772
115,000	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(b)	96,025
635,000	EQM Midstream Partners LP, Senior Unsecured Notes, 4.750% due 7/15/23	640,194
630,000	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	548,730
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	253,959
100,000	3.700% due 3/1/24	107,422
135,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	135,590
50,000	Extraction Oil & Gas Inc., Company Guaranteed Notes, 5.625% due 2/1/26(b)	33,000
	Exxon Mobil Corp., Senior Unsecured Notes:
500,000	3.043% due 3/1/26	530,416
100,000	3.567% due 3/6/45	111,366
140,000	Foresight Energy LLC/Foresight Energy Finance Corp., Secured Notes, 11.500% due 4/1/23(b)	36,400
105,000	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22	87,347
1,400,000	Geopark Ltd., Senior Secured Notes, 6.500% due 9/21/24	1,428,014
200,000	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	214,502
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(b)	194,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$1,100,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	$1,012,000
185,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	133,200
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	279,992
100,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	115,672
495,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., Senior Unsecured Notes, 5.625% due 2/15/26(b)	512,325
260,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(b)	239,200
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
600,000	5.625% due 8/2/21	632,561
1,000,000	5.750% due 8/1/23	1,108,152
125,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 6.875% due 2/15/26(b)	103,125
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
125,000	3.500% due 3/1/21	126,929
100,000	4.250% due 9/1/24	107,774
150,000	6.950% due 1/15/38	199,198
75,000	5.000% due 8/15/42	82,056
	Kinder Morgan Inc., Company Guaranteed Notes:
550,000	4.300% due 3/1/28	602,594
250,000	5.050% due 2/15/46	281,993
	Marathon Petroleum Corp., Senior Unsecured Notes:
250,000	5.125% due 3/1/21	260,123
75,000	6.500% due 3/1/41	95,409
90,000	MEG Energy Corp., Company Guaranteed Notes, 7.000% due 3/31/24(b)	85,613
90,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(b)	62,775
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	272,285
120,000	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	96,000
125,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26(b)	126,562
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	156,459
150,000	4.950% due 8/15/47	166,888
215,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	230,588
	Oasis Petroleum Inc., Company Guaranteed Notes:
165,000	6.875% due 3/15/22	153,450
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$100,000	6.250% due 5/1/26(b)	$80,625
	Occidental Petroleum Corp., Senior Unsecured Notes:
125,000	4.100% due 2/1/21	127,591
100,000	4.400% due 4/15/46	102,953
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	203,752
250,000	ONEOK Inc., Company Guaranteed Notes, 4.000% due 7/13/27	262,989
1,500,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	1,562,715
165,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(b)	162,937
115,000	Parkland Fuel Corp., Senior Unsecured Notes, 5.875% due 7/15/27(b)	120,750
245,000	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/27(b)	252,350
365,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(b)	375,950
	Petrobras Global Finance BV, Company Guaranteed Notes:
1,100,000	5.750% due 2/1/29	1,191,300
200,000	7.250% due 3/17/44	235,640
750,000	6.900% due 3/19/49	851,625
	Petroleos Mexicanos, Company Guaranteed Notes:
750,000	4.250% due 1/15/25	717,525
150,000	6.500% due 3/13/27	153,975
500,000	5.625% due 1/23/46	426,400
100,000	6.750% due 9/21/47	95,250
500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	530,862
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	264,232
150,000	4.875% due 11/15/44	179,680
100,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	107,217
400,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%)(a)(e)	408,065
235,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	205,625
200,000	Raizen Fuels Finance SA, Company Guaranteed Notes, 5.300% due 1/20/27	215,000
1,750,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,869,454
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	111,628
540,000	5.000% due 3/15/27	596,406
400,000	4.200% due 3/15/28	424,502
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Shell International Finance BV, Company Guaranteed Notes:
$250,000	1.750% due 9/12/21	$249,607
250,000	2.500% due 9/12/26	257,243
100,000	4.000% due 5/10/46	117,514
250,000	3.750% due 9/12/46	284,929
1,000,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.750% due 9/29/26	1,008,251
250,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(b)	236,719
	Suncor Energy Inc., Senior Unsecured Notes:
250,000	3.600% due 12/1/24	263,550
100,000	6.500% due 6/15/38	140,665
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	105,621
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
195,000	5.500% due 2/15/26	202,312
105,000	6.000% due 4/15/27	110,513
70,000	Tapstone Energy LLC/Tapstone Energy Finance Corp., Senior Unsecured Notes, 9.750% due 6/1/22(b)	17,500
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
160,000	5.875% due 4/15/26	167,600
125,000	6.500% due 7/15/27(b)	135,625
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(b)	128,081
	Total Capital International SA, Company Guaranteed Notes:
500,000	3.700% due 1/15/24	533,108
50,000	3.461% due 7/12/49	53,840
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	281,698
75,000	7.625% due 1/15/39	111,935
200,000	4.875% due 5/15/48	237,909
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	320,090
53,400	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(b)	53,867
125,000	Transocean Inc., Company Guaranteed Notes, 7.250% due 11/1/25(b)	113,750
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(b)	313,125
127,500	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	130,369
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$600,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	$639,900
340,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27(b)	349,717
75,000	Valero Energy Corp., Senior Unsecured Notes, 4.900% due 3/15/45	86,283
65,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/23(b)	35,100
70,000	Weatherford International Ltd., Company Guaranteed Notes, 9.875% due 2/15/24(h)	29,575
150,000	Western Midstream Operating LP, Senior Unsecured Notes, 5.450% due 4/1/44	138,701
240,000	Whiting Petroleum Corp., Company Guaranteed Notes, 6.625% due 1/15/26	173,688
	Williams Cos. Inc., Senior Unsecured Notes:
525,000	3.750% due 6/15/27	547,948
250,000	5.100% due 9/15/45	280,357
	YPF SA, Senior Unsecured Notes:
950,000	8.500% due 7/28/25	617,510
400,000	6.950% due 7/21/27	248,000
	Total Energy	48,683,036
Financial – 6.2%
230,000	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 8.125% due 2/15/24(b)	247,825
350,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	359,553
	Air Lease Corp., Senior Unsecured Notes:
1,340,000	3.250% due 3/1/25	1,371,656
250,000	3.625% due 4/1/27	260,044
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	272,699
355,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Company Guaranteed Notes, 8.250% due 8/1/23(b)	362,544
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(b)	138,125
95,000	Senior Unsecured Notes, 9.750% due 7/15/27(b)	99,513
250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	311,816
	American Express Co.:
685,000	Senior Unsecured Notes, 2.500% due 8/1/22	694,629
500,000	Subordinated Notes, 3.625% due 12/5/24	531,958
250,000	American Express Credit Corp., Senior Unsecured Notes, 2.250% due 5/5/21	251,131
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	American International Group Inc., Senior Unsecured Notes:
$250,000	4.200% due 4/1/28	$275,657
150,000	4.500% due 7/16/44	171,478
	American Tower Corp., Senior Unsecured Notes:
100,000	3.500% due 1/31/23	104,081
100,000	4.000% due 6/1/25	107,610
250,000	3.800% due 8/15/29	269,461
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	241,957
310,000	AssuredPartners Inc., Senior Unsecured Notes, 7.000% due 8/15/25(b)	309,225
250,000	AvalonBay Communities Inc., Senior Unsecured Notes, 3.300% due 6/1/29	268,595
200,000	Avation Capital SA, Company Guaranteed Notes, 6.500% due 5/15/21(b)	206,500
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
240,000	5.250% due 5/15/24(b)	257,448
430,000	3.950% due 7/1/24(b)	442,556
	AXA Equitable Holdings Inc., Senior Unsecured Notes:
250,000	3.900% due 4/20/23	262,572
250,000	4.350% due 4/20/28	268,420
300,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	318,378
300,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	319,878
	Banco BTG Pactual SA:
200,000	Junior Subordinated Notes, 8.750% (5-Year CMT Index + 6.978%)(a)(e)	199,502
1,650,000	Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	1,711,875
600,000	Banco de Credito e Inversiones SA, Senior Unsecured Notes, 4.000% due 2/11/23	630,383
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	835,200
2,000,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%)(a)(e)	1,940,000
200,000	Banco General SA, Senior Unsecured Notes, 4.125% due 8/7/27	208,252
500,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	516,880
	Banco Macro SA, Subordinated Notes:
200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)(b)	114,000
950,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)	541,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Banco Mercantil del Norte SA:
	Junior Subordinated Notes:
$1,000,000	6.875% (5-Year CMT Index + 5.035%)(a)(e)	$990,010
1,000,000	7.625% (5-Year CMT Index + 5.353%)(a)(e)	1,000,300
200,000	Subordinated Notes, 5.750% (5-Year CMT Index + 4.447%) due 10/4/31(a)	195,752
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	202,502
550,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	585,068
200,000	Banco Santander SA, Senior Unsecured Notes, 4.379% due 4/12/28	219,978
	Bancolombia SA, Subordinated Notes:
450,000	5.125% due 9/11/22	475,425
600,000	4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	615,006
200,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	200,002
	Bank of America Corp.:
	Senior Unsecured Notes:
500,000	2.625% due 4/19/21	504,832
1,330,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(a)	1,332,191
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)	441,286
750,000	3.875% due 8/1/25	818,386
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(a)	524,219
250,000	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(a)	263,831
250,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(a)	277,119
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(a)	307,169
250,000	Subordinated Notes, 7.750% due 5/14/38	390,346
500,000	Bank of Montreal, Senior Unsecured Notes, 1.900% due 8/27/21	500,225
	Bank of New York Mellon Corp., Senior Unsecured Notes:
250,000	3.450% due 8/11/23	263,309
250,000	3.400% due 1/29/28	270,894
	Bank of Nova Scotia, Senior Unsecured Notes:
500,000	2.700% due 3/7/22	509,426
650,000	3.400% due 2/11/24	685,011
250,000	Barclays PLC, Senior Unsecured Notes, 4.950% due 1/10/47	274,528
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	508,859
	BBVA Bancomer SA, Subordinated Notes:
200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	199,002
2,000,000	5.125% (5-Year CMT Index + 2.650%) due 1/18/33(a)	1,915,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,000,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	$1,017,077
150,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.200% due 8/15/48	180,243
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	257,995
250,000	3.125% due 3/15/26	265,027
	Boston Properties LP, Senior Unsecured Notes:
350,000	3.200% due 1/15/25	364,208
1,280,000	3.650% due 2/1/26	1,363,064
250,000	3.400% due 6/21/29	265,351
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	98,721
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	263,513
350,000	Brookfield Finance Inc., Company Guaranteed Notes, 4.000% due 4/1/24	373,366
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 3.100% due 2/4/24	259,431
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	255,754
250,000	3.750% due 3/9/27	264,839
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	140,482
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	264,981
500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	536,501
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	252,524
100,000	2.350% due 8/2/21	100,644
500,000	2.750% due 4/25/22	508,958
500,000	4.044% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	532,144
450,000	3.887% (3-Month USD-LIBOR + 1.563%) due 1/10/28(a)	488,177
1,540,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(a)	1,651,043
	Subordinated Notes:
250,000	4.450% due 9/29/27	275,124
100,000	5.300% due 5/6/44	127,686
250,000	4.750% due 5/18/46	302,887
250,000	Citizens Financial Group Inc., Senior Unsecured Notes, 2.850% due 7/27/26	254,069
115,000	CNO Financial Group Inc., Senior Unsecured Notes, 5.250% due 5/30/29	127,075
50,000	Comerica Inc., Senior Unsecured Notes, 4.000% due 2/1/29	55,669
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$985,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(b)	$1,127,040
	Cooperatieve Rabobank UA:
	Company Guaranteed Notes:
500,000	3.875% due 2/8/22	522,194
250,000	3.750% due 7/21/26	261,745
250,000	Senior Unsecured Notes, 2.750% due 1/10/23	256,705
275,000	Credit Acceptance Corp., Company Guaranteed Notes, 6.625% due 3/15/26(b)	297,517
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	505,612
250,000	3.750% due 3/26/25	264,252
250,000	4.550% due 4/17/26	277,013
	Credito Real SAB de CV SOFOM ER:
700,000	Company Guaranteed Notes, 9.500% due 2/7/26(b)	788,200
803,000	Junior Subordinated Notes, 9.125% (5-Year CMT Index + 7.026%)(a)(e)	817,061
	Crown Castle International Corp., Senior Unsecured Notes:
300,000	4.000% due 3/1/27	324,668
570,000	4.300% due 2/15/29	638,657
30,000	4.000% due 11/15/49	32,234
	DBS Group Holdings Ltd.:
1,350,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(e)	1,351,687
200,000	Senior Unsecured Notes, 2.896% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	201,009
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	506,902
250,000	Digital Realty Trust LP, Company Guaranteed Notes, 3.600% due 7/1/29	263,783
810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	872,111
500,000	Docuformas SAPI de CV, Senior Unsecured Notes, 10.250% due 7/24/24(b)	490,005
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	208,040
250,000	ERP Operating LP, Senior Unsecured Notes, 3.000% due 7/1/29	261,882
415,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(b)	429,006
250,000	Federal Realty Investment Trust, Senior Unsecured Notes, 3.200% due 6/15/29	262,758
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	277,142
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	253,595
250,000	4.418% due 11/15/35	254,004
	Gilex Holding SARL, Senior Secured Notes:
450,000	8.500% due 5/2/23	480,375
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	8.500% due 5/2/23(b)	$213,500
235,000	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(b)(f)	233,825
	Global Bank Corp., Senior Unsecured Notes:
1,200,000	4.500% due 10/20/21	1,234,800
700,000	5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(a)(b)	754,425
150,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	166,804
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	500,938
200,000	5.750% due 1/24/22	216,546
500,000	3.000% due 4/26/22	506,517
465,000	3.036% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	466,040
825,000	3.328% (3-Month USD-LIBOR + 1.170%) due 5/15/26(a)	825,245
500,000	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(a)	553,053
	Subordinated Notes:
250,000	4.250% due 10/21/25	269,664
250,000	6.750% due 10/1/37	342,523
250,000	5.150% due 5/22/45	304,865
400,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	412,020
350,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	367,646
	HSBC Holdings PLC:
	Senior Unsecured Notes:
500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(a)	510,261
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(a)	266,678
	Subordinated Notes:
250,000	6.500% due 5/2/36	334,664
250,000	5.250% due 3/14/44	309,960
200,000	Huntington Bancshares Inc., Senior Unsecured Notes, 2.625% due 6/8/24	203,898
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
230,000	6.250% due 2/1/22	236,900
60,000	6.375% due 12/15/25	63,525
295,000	6.250% due 5/15/26(b)	307,921
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	311,100
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	512,568
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$250,000	Intercontinental Exchange Inc., Company Guaranteed Notes, 3.750% due 12/1/25	$270,610
1,300,000	Itau Unibanco Holding SA, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 3.863%)(a)(e)	1,330,459
250,000	Jefferies Group LLC/Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	267,463
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
250,000	4.250% due 10/15/20	256,114
1,000,000	4.500% due 1/24/22	1,058,330
250,000	2.972% due 1/15/23	255,112
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(a)	272,063
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(a)	267,704
250,000	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(a)	277,794
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(a)	280,266
150,000	5.400% due 1/6/42	204,977
250,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(a)	303,854
	Subordinated Notes:
200,000	3.875% due 9/10/24	213,822
200,000	3.625% due 12/1/27	212,627
250,000	KeyBank NA, Senior Unsecured Notes, 3.375% due 3/7/23	261,147
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
2,000,000	1.625% due 3/15/21	1,999,763
500,000	2.125% due 3/7/22	507,710
500,000	2.375% due 12/29/22	514,615
100,000	2.500% due 11/20/24	105,152
250,000	2.875% due 4/3/28	276,509
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	261,827
75,000	1.750% due 7/27/26	75,938
250,000	Lincoln National Corp., Senior Unsecured Notes, 3.800% due 3/1/28	268,704
	Lloyds Banking Group PLC:
1,000,000	Senior Unsecured Notes, 3.100% due 7/6/21	1,014,690
200,000	Subordinated Notes, 4.344% due 1/9/48	201,320
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(a)(b)	531,660
1,275,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	1,350,859
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	$1,736,941
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(a)	263,135
200,000	Marsh & McLennan Cos. Inc., Senior Unsecured Notes, 4.900% due 3/15/49	259,658
250,000	Mastercard Inc., Senior Unsecured Notes, 3.950% due 2/26/48	301,627
150,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	186,685
235,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 5.750% due 2/1/27(b)	259,428
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	264,347
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	509,709
630,000	2.878% (3-Month USD-LIBOR + 0.740%) due 3/2/23(a)	629,178
200,000	3.407% due 7/3/24	209,952
250,000	3.741% due 3/7/29	276,170
	Mizuho Financial Group Inc., Senior Unsecured Notes:
250,000	2.953% due 2/28/22	254,557
250,000	3.663% due 2/28/27	271,617
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	2.625% due 11/17/21	505,236
500,000	3.125% due 1/23/23	515,545
	Senior Unsecured Notes:
1,270,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(a)	1,336,142
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(a)	266,423
250,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(a)	270,541
250,000	6.375% due 7/24/42	370,918
250,000	Subordinated Notes, 4.350% due 9/8/26	273,746
	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
100,000	5.250% due 8/1/26	105,655
260,000	5.000% due 10/15/27	277,550
140,000	4.625% due 8/1/29	145,600
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	268,354
200,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 8.125% due 7/15/23(b)	207,116
300,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	324,750
680,000	New York Life Global Funding, Secured Notes, 2.300% due 6/10/22(b)	686,171
310,000	NFP Corp., Senior Unsecured Notes, 6.875% due 7/15/25(b)	309,225
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,250,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(b)	$1,359,670
900,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	897,622
500,000	PNC Bank NA, Senior Unsecured Notes, 2.625% due 2/17/22	508,232
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	161,647
250,000	Principal Financial Group Inc., Company Guaranteed Notes, 3.700% due 5/15/29	271,731
150,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	180,327
	Prudential Financial Inc.:
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(a)	267,900
143,000	Senior Unsecured Notes, 3.935% due 12/7/49	159,351
1,500,000	Radiant Access Ltd., Company Guaranteed Notes, 4.600%(e)	1,476,000
100,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	116,930
	Royal Bank of Canada:
1,635,000	Senior Unsecured Notes, 2.550% due 7/16/24	1,666,762
250,000	Subordinated Notes, 4.650% due 1/27/26	278,853
	Royal Bank of Scotland Group PLC, Senior Unsecured Notes:
250,000	4.892% (3-Month USD-LIBOR + 1.754%) due 5/18/29(a)	274,332
200,000	4.445% (3-Month USD-LIBOR + 1.871%) due 5/8/30(a)	213,988
200,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	215,946
	Santander Holdings USA Inc., Senior Unsecured Notes:
250,000	3.700% due 3/28/22	256,531
695,000	3.400% due 1/18/23	714,976
250,000	Santander UK Group Holdings PLC, Senior Unsecured Notes, 3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(a)	254,551
1,500,000	SBA Tower Trust, Asset Backed, 3.168% due 4/11/22(b)	1,520,772
	Simon Property Group LP, Senior Unsecured Notes:
500,000	2.350% due 1/30/22	504,600
100,000	3.375% due 10/1/24	106,229
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
939,579	zero coupon, due 12/5/22(b)	897,580
683,330	zero coupon, due 12/5/22	652,786
	Springleaf Finance Corp., Company Guaranteed Notes:
180,000	7.125% due 3/15/26	205,290
40,000	6.625% due 1/15/28	43,900
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
500,000	2.934% due 3/9/21	506,056
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$250,000	2.778% due 10/18/22	$254,726
845,000	3.043% (3-Month USD-LIBOR + 0.740%) due 1/17/23(a)	844,865
250,000	3.102% due 1/17/23	257,894
100,000	2.632% due 7/14/26	101,020
250,000	SunTrust Bank, Senior Unsecured Notes, 3.200% due 1/4/24	262,162
800,000	SURA Asset Management SA, Company Guaranteed Notes, 4.875% due 4/17/24	857,008
	Synchrony Bank, Senior Unsecured Notes:
250,000	3.650% due 5/24/21	255,099
350,000	3.000% due 6/15/22	356,353
1,500,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,525,414
250,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 11/3/24	263,060
125,000	Travelers Cos. Inc., Senior Unsecured Notes, 5.350% due 11/1/40	170,415
100,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	104,585
	Unifin Financiera SAB de CV SOFOM ENR:
200,000	Senior Unsecured Notes, 7.375% due 2/12/26	190,230
1,700,000	Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%)(a)(e)	1,496,017
	United Overseas Bank Ltd.:
500,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%)(a)(e)	502,181
1,000,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	1,013,240
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	762,426
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	112,476
	Visa Inc., Senior Unsecured Notes:
750,000	2.800% due 12/14/22	773,583
100,000	4.150% due 12/14/35	121,747
	Wells Fargo & Co.:
	Senior Unsecured Notes:
1,000,000	2.625% due 7/22/22	1,017,012
875,000	3.069% due 1/24/23	894,768
250,000	3.000% due 4/22/26	259,130
300,000	3.000% due 10/23/26	311,821
910,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(a)	975,878
250,000	4.150% due 1/24/29	280,565
	Subordinated Notes:
250,000	4.400% due 6/14/46	290,293
150,000	4.750% due 12/7/46	184,015
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,520,000	Welltower Inc., Senior Unsecured Notes, 4.125% due 3/15/29	$1,676,227
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	309,437
	Westpac Banking Corp., Senior Unsecured Notes:
500,000	3.650% due 5/15/23	529,468
1,295,000	3.300% due 2/26/24	1,364,426
250,000	3.350% due 3/8/27	271,050
75,000	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(b)(g)	76,500
250,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.625% due 9/15/23	271,292
	Total Financial	120,166,223
Government – 0.3%
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,517,558
	European Investment Bank, Senior Unsecured Notes:
1,500,000	2.625% due 5/20/22	1,544,780
500,000	2.250% due 6/24/24	517,971
	Inter-American Development Bank:
500,000	Senior Unsecured Notes, 2.375% due 7/7/27	529,573
1,000,000	Unsecured Notes, 2.625% due 4/19/21	1,015,825
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	313,236
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	509,938
	Total Government	5,948,881
Industrial – 1.3%
	3M Co., Senior Unsecured Notes:
500,000	2.750% due 3/1/22	511,307
250,000	3.375% due 3/1/29	271,105
100,000	3.250% due 8/26/49	101,192
420,000	AECOM, Company Guaranteed Notes, 5.125% due 3/15/27	438,698
200,000	Aeropuerto Internacional de Tocumen SA, Senior Secured Notes, 5.625% due 5/18/36	237,752
175,000	Amsted Industries Inc., Company Guaranteed Notes, 5.625% due 7/1/27(b)	186,812
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(b)	208,875
615,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	635,384
220,000	Berry Global Inc., Secured Notes, 5.625% due 7/15/27(b)	231,000
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	502,388
250,000	3.650% due 3/1/47	271,747
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	Bombardier Inc., Senior Unsecured Notes:
$105,000	6.000% due 10/15/22(b)	$104,212
110,000	7.875% due 4/15/27(b)	106,563
	Builders FirstSource Inc., Senior Secured Notes:
273,000	5.625% due 9/1/24(b)	284,261
70,000	6.750% due 6/1/27(b)	76,475
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
250,000	3.250% due 6/15/27	268,045
250,000	4.125% due 6/15/47	298,268
	Canadian Pacific Railway Co.:
250,000	Company Guaranteed Notes, 4.000% due 6/1/28	281,641
100,000	Senior Unsecured Notes, 2.900% due 2/1/25	103,523
500,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.700% due 8/9/21	497,632
	Caterpillar Inc., Senior Unsecured Notes:
1,045,000	3.400% due 5/15/24	1,112,646
100,000	3.803% due 8/15/42	115,566
479,000	CIMPOR Financial Operations BV, Company Guaranteed Notes, 5.750% due 7/17/24	375,958
	Clean Harbors Inc., Senior Unsecured Notes:
250,000	4.875% due 7/15/27(b)	264,375
45,000	5.125% due 7/15/29(b)	47,925
	Colfax Corp., Company Guaranteed Notes:
100,000	6.000% due 2/15/24(b)	106,625
270,000	6.375% due 2/15/26(b)	293,625
135,000	Crown Americas LLC/Crown Americas Capital Corp. IV, Company Guaranteed Notes, 4.500% due 1/15/23	141,750
190,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	199,500
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	255,173
250,000	4.500% due 8/1/54	297,447
100,000	Eaton Corp., Company Guaranteed Notes, 4.150% due 2/11/42	113,358
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	225,752
165,000	Energizer Holdings Inc., Company Guaranteed Notes, 7.750% due 1/15/27(b)	180,469
	FedEx Corp., Company Guaranteed Notes:
400,000	3.300% due 3/15/27	417,335
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$310,000	4.750% due 11/15/45	$345,608
250,000	4.400% due 1/15/47	267,733
200,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	225,502
140,000	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(b)	126,000
225,000	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(b)	244,125
350,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	372,541
	General Electric Co., Senior Unsecured Notes:
540,000	5.875% due 1/14/38	623,701
150,000	4.125% due 10/9/42	143,801
300,000	4.500% due 3/11/44	303,287
90,000	GFL Environmental Inc., Senior Unsecured Notes, 8.500% due 5/1/27(b)	98,550
500,000	Honeywell International Inc., Senior Unsecured Notes, 1.850% due 11/1/21	499,423
250,000	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.800% due 3/21/29	271,155
300,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(b)	294,000
	John Deere Capital Corp., Senior Unsecured Notes:
500,000	2.950% due 4/1/22	511,849
250,000	2.800% due 9/8/27	261,111
100,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	112,557
1,200,000	JSL Europe SA, Company Guaranteed Notes, 7.750% due 7/26/24	1,239,300
160,000	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 6.500% due 11/30/25(b)	171,600
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	271,188
250,000	4.700% due 5/15/46	325,024
155,000	Masonite International Corp., Company Guaranteed Notes, 5.750% due 9/15/26(b)	164,106
	Norfolk Southern Corp., Senior Unsecured Notes:
250,000	2.900% due 6/15/26	258,827
350,000	3.800% due 8/1/28	391,914
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	203,103
100,000	4.030% due 10/15/47	115,779
250,000	Owens Corning, Senior Unsecured Notes, 3.400% due 8/15/26	250,576
	Parker-Hannifin Corp., Senior Unsecured Notes:
300,000	3.250% due 3/1/27	314,406
150,000	4.100% due 3/1/47	169,564
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
$40,000	3.400% due 11/15/26(b)	$41,302
225,000	4.200% due 4/1/27(b)	242,616
100,000	Rockwell Collins Inc., Senior Unsecured Notes, 3.200% due 3/15/24	104,234
	Roper Technologies Inc., Senior Unsecured Notes:
570,000	4.200% due 9/15/28	633,045
250,000	2.950% due 9/15/29	252,987
	Ryder System Inc., Senior Unsecured Notes:
300,000	2.800% due 3/1/22	304,333
30,000	2.500% due 9/1/24	30,245
250,000	Stanley Black & Decker Inc., Senior Secured Notes, 3.400% due 3/1/26	268,030
200,000	Stevens Holding Co., Inc., Company Guaranteed Notes, 6.125% due 10/1/26(b)	208,000
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	307,684
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	215,250
325,000	Tervita Corp., Secured Notes, 7.625% due 12/1/21(b)	329,875
	TransDigm Inc.:
140,000	Company Guaranteed Notes, 6.375% due 6/15/26	146,928
220,000	Senior Secured Notes, 6.250% due 3/15/26(b)	237,321
140,000	Trident TPI Holdings Inc., Senior Unsecured Notes, 6.625% due 11/1/25(b)	120,750
194,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	194,485
200,000	Trivium Packaging Finance BV, Senior Secured Notes, 5.500% due 8/15/26(b)	211,500
	Union Pacific Corp., Senior Unsecured Notes:
250,000	3.350% due 8/15/46	253,319
590,000	4.300% due 3/1/49	702,962
125,000	3.875% due 2/1/55	135,501
250,000	United Parcel Service Inc., Senior Unsecured Notes, 3.750% due 11/15/47	276,159
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	504,343
100,000	4.500% due 1/6/42	120,627
250,000	3.750% due 11/1/46	277,557
100,000	Vulcan Materials Co., Senior Unsecured Notes, 4.500% due 6/15/47	108,354
825,000	Waste Management Inc., Company Guaranteed Notes, 3.450% due 6/15/29	903,553
250,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(b)	260,000
630,000	WRKCo Inc., Company Guaranteed Notes, 3.750% due 3/15/25	665,413
	Total Industrial	26,397,087
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – 0.8%
	Apple Inc., Senior Unsecured Notes:
$75,000	2.850% due 5/6/21	$76,267
500,000	2.850% due 2/23/23	517,136
300,000	2.400% due 5/3/23	306,355
250,000	3.000% due 2/9/24	261,405
250,000	3.350% due 2/9/27	270,179
250,000	3.000% due 6/20/27	265,193
250,000	4.250% due 2/9/47	303,614
250,000	3.750% due 11/13/47	284,181
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	122,556
	Ascend Learning LLC, Senior Unsecured Notes:
205,000	6.875% due 8/1/25(b)	212,431
125,000	6.875% due 8/1/25(b)	129,531
70,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(b)	63,700
	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22	504,056
100,000	3.625% due 1/15/24	102,056
250,000	Broadcom Inc., Company Guaranteed Notes, 4.750% due 4/15/29(b)	263,388
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	305,843
250,000	Camelot Finance SA, Company Guaranteed Notes, 7.875% due 10/15/24(b)	260,625
	CDK Global Inc., Senior Unsecured Notes:
95,000	5.875% due 6/15/26	100,899
165,000	5.250% due 5/15/29(b)	170,363
100,000	Dell International LLC / EMC Corp., Senior Secured Notes, 8.100% due 7/15/36(b)	126,805
	Dell International LLC/EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(b)	108,688
250,000	6.020% due 6/15/26(b)	282,150
	Dun & Bradstreet Corp.:
140,000	Senior Secured Notes, 6.875% due 8/15/26(b)	151,725
45,000	Senior Unsecured Notes, 10.250% due 2/15/27(b)	49,163
393,000	DXC Technology Co., Senior Unsecured Notes, 4.750% due 4/15/27	418,760
150,000	Fidelity National Information Services Inc., Senior Unsecured Notes, 4.750% due 5/15/48	184,702
250,000	Fiserv Inc., Senior Unsecured Notes, 3.500% due 7/1/29	265,523
360,000	Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 SARL/Greeneden US Ho, Company Guaranteed Notes, 10.000% due 11/30/24(b)	388,800
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
$100,000	3.600% due 10/15/20	$101,432
150,000	6.200% due 10/15/35	174,600
310,000	Informatica LLC, Senior Unsecured Notes, 7.125% due 7/15/23(b)	315,425
	Intel Corp., Senior Unsecured Notes:
500,000	2.700% due 12/15/22	514,666
250,000	4.100% due 5/19/46	297,494
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	253,265
250,000	3.300% due 1/27/27	264,244
500,000	3.500% due 5/15/29	542,854
100,000	4.000% due 6/20/42	112,835
205,000	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(b)	216,531
125,000	KLA Corp., Senior Unsecured Notes, 4.650% due 11/1/24	138,012
	Microsoft Corp., Senior Unsecured Notes:
250,000	2.400% due 2/6/22	254,294
250,000	2.875% due 2/6/24	261,766
250,000	3.300% due 2/6/27	273,339
250,000	3.450% due 8/8/36	280,925
650,000	4.250% due 2/6/47	827,795
	Oracle Corp., Senior Unsecured Notes:
500,000	1.900% due 9/15/21	499,774
100,000	2.950% due 11/15/24	104,728
100,000	2.650% due 7/15/26	102,448
250,000	3.850% due 7/15/36	281,929
250,000	4.000% due 7/15/46	285,245
200,000	4.000% due 11/15/47	228,963
	QUALCOMM Inc., Senior Unsecured Notes:
200,000	3.000% due 5/20/22	205,691
100,000	4.650% due 5/20/35	117,755
100,000	4.300% due 5/20/47	113,479
80,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(b)	46,400
400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22	414,189
230,000	Sophia LP/Sophia Finance Inc., Senior Unsecured Notes, 9.000% due 9/30/23(b)	236,325
230,000	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(b)	241,500
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$350,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(b)	$359,555
	Total Technology	14,563,552
Utilities – 1.7%
1,300,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	1,386,138
	AES Gener SA, Junior Subordinated Notes:
900,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	953,100
600,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	635,400
100,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	111,814
	American Water Capital Corp., Senior Unsecured Notes:
250,000	3.750% due 9/1/28	275,858
350,000	3.450% due 6/1/29	377,677
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	282,859
150,000	5.150% due 11/15/43	196,273
	Calpine Corp.:
120,000	Senior Secured Notes, 5.250% due 6/1/26(b)	121,500
120,000	Senior Unsecured Notes, 5.750% due 1/15/25	121,800
250,000	CenterPoint Energy Inc., Senior Unsecured Notes, 3.850% due 2/1/24	265,990
200,000	Colbun SA, Senior Unsecured Notes, 3.950% due 10/11/27	208,002
2,096,250	Cometa Energia SA de CV, Senior Secured Notes, 6.375% due 4/24/35	2,232,506
	Commonwealth Edison Co., 1st Mortgage Notes:
150,000	3.750% due 8/15/47	169,771
150,000	4.000% due 3/1/48	175,415
250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	281,203
150,000	DTE Electric Co., General and Refunding Mortgage Bonds, 3.750% due 8/15/47	170,452
	Duke Energy Corp., Senior Unsecured Notes:
1,705,000	2.650% due 9/1/26	1,725,478
350,000	3.750% due 9/1/46	368,531
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	364,963
700,000	Empresa de Transmision Electrica SA, Senior Unsecured Notes, 5.125% due 5/2/49(b)	812,007
	Empresa Electrica Angamos SA:
260,850	Senior Secured Notes, 4.875% due 5/25/29	273,265
900,000	Senior Unsecured Notes, 4.560% due 4/30/25	823,542
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$1,000,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.250% due 7/18/29(b)	$1,050,700
	Energuate Trust, Company Guaranteed Notes:
200,000	5.875% due 5/3/27(b)	200,250
200,000	5.875% due 5/3/27	200,250
600,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	624,917
200,000	Entergy Louisiana LLC, Collateral Trust, 4.000% due 3/15/33	232,115
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	103,222
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	514,854
500,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	537,126
	Florida Power & Light Co., 1st Mortgage Notes:
250,000	3.125% due 12/1/25	266,838
150,000	3.950% due 3/1/48	176,680
550,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	547,862
250,000	Georgia Power Co., Senior Unsecured Notes, 3.250% due 3/30/27	260,691
1,000,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	1,038,760
988,200	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(b)	1,171,999
756,456	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	822,646
500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	532,177
	Minejesa Capital BV, Senior Secured Notes:
800,000	4.625% due 8/10/30	839,932
700,000	5.625% due 8/10/37	777,911
255,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(b)	345,071
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	255,717
250,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	267,228
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	159,163
100,000	4.375% due 5/15/47	115,235
250,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	278,949
245,000	NRG Energy Inc., Company Guaranteed Notes, 5.250% due 6/15/29(b)	261,432
350,000	NSTAR Electric Co., Senior Unsecured Notes, 3.250% due 5/15/29	375,885
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	135,791
400,000	Orazul Energy Egenor S en C por A, Company Guaranteed Notes, 5.625% due 4/28/27	412,000
1,000,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	630,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	$297,494
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	103,344
250,000	3.100% due 5/15/26	256,423
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	126,526
200,000	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.050% due 5/1/48	237,137
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	100,973
150,000	Puget Sound Energy Inc., 1st Mortgage Notes, 4.223% due 6/15/48	180,304
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	134,679
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	132,853
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	135,071
565,000	4.000% due 4/1/47	616,190
150,000	Southern California Gas Co., 1st Mortgage Notes, 3.150% due 9/15/24	157,424
250,000	Southern Co., Senior Unsecured Notes, 4.400% due 7/1/46	282,366
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	171,010
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	268,021
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	121,583
1,149,600	Star Energy Geothermal Wayang Windu Ltd., Senior Secured Notes, 6.750% due 4/24/33	1,179,924
971,780	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27	534,479
110,000	Talen Energy Supply LLC, Senior Secured Notes, 6.625% due 1/15/28(b)	106,425
200,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	212,752
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	101,901
250,000	3.500% due 3/15/27	269,510
250,000	4.000% due 1/15/43	283,991
255,000	Vistra Operations Co. LLC, Senior Unsecured Notes, 5.625% due 2/15/27(b)	269,981
350,000	Wisconsin Power & Light Co., Senior Unsecured Notes, 3.000% due 7/1/29	368,584
	Total Utilities	32,117,890
	TOTAL CORPORATE BONDS & NOTES (Cost – $375,010,876)	392,906,609
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES – 18.7%
FHLMC – 3.7%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$600,000	0.000% due 9/1/49	$618,628
3,239,268	2.500% due 2/1/32	3,287,098
18,323,221	3.000% due 3/1/32 – 1/1/46	18,923,960
35,754,867	3.500% due 6/1/33 – 7/1/49	37,605,722
6,454,155	4.000% due 5/1/46 – 6/1/49	6,864,963
4,013,330	4.500% due 9/1/46 – 3/1/49	4,278,479
201,625	5.000% due 10/1/48	215,660
	TOTAL FHLMC	71,794,510
FNMA – 12.6%
	Federal National Mortgage Association (FNMA):
810,000	0.000% due 8/1/49	837,625
1,700,000	2.490% due 9/1/28	1,756,907
21,443,304	2.500% due 1/1/32 – 4/1/47	21,595,652
24,000	2.500% due 9/1/48(i)	24,136
12,395,000	2.690% due 8/1/30	12,956,731
5,147,500	2.760% due 8/1/31	5,397,966
5,825,000	2.770% due 7/1/31	6,113,818
90,587,969	3.000% due 2/1/32 – 8/1/49	93,284,869
53,931,690	3.500% due 7/1/26 – 4/1/48	56,554,177
21,000	3.500% due 9/1/34(i)	21,763
32,987,725	4.000% due 7/1/26 – 6/1/49	34,576,029
235,000	4.000% due 9/1/33(i)	244,766
5,734,285	4.500% due 5/1/48 – 2/1/49	6,040,125
240,708	4.500% due 6/1/49	253,501
6,085,220	5.000% due 4/1/40 – 1/1/49	6,701,184
	TOTAL FNMA	246,359,249
GNMA – 2.4%
	Government National Mortgage Association II (GNMA):
420,930	2.500% due 1/20/47	427,362
10,426,883	3.000% due 6/20/46 – 5/20/47	10,796,480
17,193,830	3.500% due 5/20/43 – 5/20/49	18,021,771
10,665,424	4.000% due 9/20/45 – 7/20/49	11,225,003
25,000	4.000% due 9/1/49(i)	26,053
5,663,098	4.500% due 2/20/47 – 5/20/49	5,937,176
1,337,730	5.000% due 3/20/48 – 4/20/49	1,411,379
	TOTAL GNMA	47,845,224
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $355,206,514)	365,998,983
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES – 7.5%
$2,728,281	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(b)	$2,758,001
500,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.820% due 3/18/24	516,774
500,000	Assurant CLO III Ltd., Series 2018-2A, Class A, 3.508% (3-Month USD-LIBOR + 1.230%) due 10/20/31(a)(b)	498,203
1,815,284	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(b)	1,815,012
	BDS Ltd.:
1,807,000	Series 2019-FL4, Class A, 3.295% (1-Month USD-LIBOR + 1.100%) due 8/15/36(a)(b)	1,808,016
1,807,000	Series 2019-FL4, Class AS, 3.595% (1-Month USD-LIBOR + 1.400%) due 8/15/36(a)(b)	1,808,086
3,245,299	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 2.305% (1-Month USD-LIBOR + 0.160%) due 10/25/36(a)	3,006,748
1,729,756	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(b)	1,773,098
500,000	CBAM Ltd., Series 2018-6A, Class A, 3.243% (3-Month USD-LIBOR + 0.940%) due 7/15/31(a)(b)	498,987
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 3.623% (3-Month USD-LIBOR + 1.320%) due 7/13/29(a)(b)	1,000,839
	Citibank Credit Card Issuance Trust:
200,000	Series 2017-A3, Class A3, 1.920% due 4/7/22	199,909
600,000	Series 2018-A6, Class A6, 3.210% due 12/7/24	629,525
6,038,465	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.385% (1-Month USD-LIBOR + 0.240%) due 5/25/36(a)	5,107,567
8,900,219	CSMC Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(a)(b)	8,991,141
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 3.618% (3-Month USD-LIBOR + 1.340%) due 7/20/30(a)(b)	997,689
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.533% (3-Month USD-LIBOR + 1.230%) due 10/15/29(a)(b)	999,170
800,000	Flatiron CLO 17 Ltd., Series 2017-1A, Class B, 3.758% (3-Month USD-LIBOR + 1.600%) due 5/15/30(a)(b)	790,034
750,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.160% due 3/15/23	753,945
386,094	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(b)	387,533
1,199,000	GPMT Ltd., Series 2019-FL2, Class A, 3.495% (1-Month USD-LIBOR + 1.300%) due 2/22/36(a)(b)	1,202,357
4,506,302	Helios Issuer LLC, Series 2017-1A, Class A, 4.940% due 9/20/49(b)	4,750,170
529,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.275% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	529,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Invitation Homes Trust:
$2,240,000	Series 2018-SFR1, Class C, 3.432% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(b)	$2,230,688
1,425,000	Series 2018-SFR1, Class D, 3.632% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(b)	1,421,313
980,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(b)	1,057,518
1,127,000	KREF Ltd., Series 2018-FL1, Class A, 3.297% (1-Month USD-LIBOR + 1.100%) due 6/15/36(a)(b)	1,128,810
1,000,000	LCM XV LP, Series 15A, Class DR, 5.978% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	995,344
497,316	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(b)	498,286
1,237,000	LoanCore Issuer Ltd., Series 2019-CRE2, Class AS, 3.695% (1-Month USD-LIBOR + 1.500%) due 5/15/36(a)(b)	1,238,979
1,000,000	Madison Park Funding XI Ltd., Series 2013-11A, Class AR, 3.419% (3-Month USD-LIBOR + 1.160%) due 7/23/29(a)(b)	1,001,436
1,000,000	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.022% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	994,788
1,925,956	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.576% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	1,926,558
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3.608% (3-Month USD-LIBOR + 1.330%) due 1/20/32(a)(b)	1,001,397
98,743	Marlette Funding Trust, Series 2018-1A, Class A, 2.610% due 3/15/28(b)	98,761
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 3.623% (3-Month USD-LIBOR + 1.320%) due 7/15/29(a)(b)	1,501,304
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 3.528% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	995,722
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.556% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(b)	997,464
500,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.153% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	498,286
1,145,332	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	1,143,965
500,000	Northwoods Capital XI-B Ltd., Series 2018-11BA, Class A1, 3.403% (3-Month USD-LIBOR + 1.100%) due 4/19/31(a)(b)	495,895
1,000,000	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 3.428% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	997,393
2,058,713	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, step bond to yield, 3.000% due 7/25/57(b)	2,052,500
14,289,607	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 2.335% (1-Month USD-LIBOR + 0.190%) due 7/25/37(a)	12,948,501
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES – (continued)
$469,248	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 3.043% (3-Month USD-LIBOR + 0.740%) due 10/15/25(a)(b)	$468,334
1,036,000	Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A1, step bond to yield, 3.721% due 1/25/59(b)(d)	1,037,168
	PRPM LLC:
6,587,023	Series 2017-2A, Class A1, step bond to yield, 3.470% due 9/25/22(b)	6,600,248
4,861,442	Series 2019-2A, Class A1, step bond to yield, 3.967% due 4/25/24(b)	4,906,294
2,600,000	Series 2019-3A, Class A1, step bond to yield, 3.351% due 7/25/24(b)	2,605,553
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 3.953% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(b)	980,135
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.468% (3-Month USD-LIBOR + 1.190%) due 10/20/30(a)(b)	996,658
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	1,069,308
500,000	Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, 3.447% (3-Month USD-LIBOR + 1.180%) due 10/26/31(a)(b)	493,998
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 3.412% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	997,458
1,000,000	Symphony CLO XV Ltd., Series 2014-15A, Class AR2, 3.563% (3-Month USD-LIBOR + 1.260%) due 1/17/32(a)(b)	997,010
1,985,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318% due 11/25/48(b)	2,067,894
1,182,868	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(b)	1,204,334
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 3.443% (3-Month USD-LIBOR + 1.140%) due 1/15/31(a)(b)	993,236
	Vericrest Opportunity Loan Trust:
4,867,090	Series 2019-NPL3, Class A1, step bond to yield, 3.967% due 3/25/49(b)	4,905,640
3,000,000	Series 2019-NPL4, Class A1A, step bond to yield, 3.352% due 8/25/49(b)	2,999,997
500,000	Vibrant CLO X Ltd., Series 2018-10A, Class A1, 3.478% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	497,480
8,582,267	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(b)	8,631,672
10,379,953	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE4, Class 1A, 2.315% (1-Month USD-LIBOR + 0.170%) due 7/25/47(a)	8,012,093
14,371,641	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 2.300% (1-Month USD-LIBOR + 0.155%) due 8/25/36(a)	13,458,789
	Wellfleet CLO Ltd.:
1,000,000	Series 2017-2A, Class A1, 3.528% (3-Month USD-LIBOR + 1.250%) due 10/20/29(a)(b)	999,464
1,000,000	Series 2017-3A, Class A1, 3.453% (3-Month USD-LIBOR + 1.150%) due 1/17/31(a)(b)	992,548
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES – (continued)
$500,000	Series 2018-2A, Class A1, 3.478% (3-Month USD-LIBOR + 1.200%) due 10/20/31(a)(b)	$497,478
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 3.516% (3-Month USD-LIBOR + 1.350%) due 7/22/32(a)(b)(d)	3,998,756
1,000,000	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.833% (3-Month USD-LIBOR + 1.530%) due 10/15/28(a)(b)	998,803
	TOTAL ASSET-BACKED SECURITIES (Cost – $144,948,994)	147,457,060
SOVEREIGN BONDS – 1.0%
Argentina – 0.0%
950,000	Provincia de Buenos Aires, 7.875% due 6/15/27	304,000
Canada – 0.1%
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	1,017,863
750,000	Province of Quebec Canada, 2.375% due 1/31/22	763,408
	Total Canada	1,781,271
Chile – 0.0%
200,000	Chile Government International Bond, 3.860% due 6/21/47	242,500
Colombia – 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	810,382
200,000	4.500% due 3/15/29	227,500
250,000	5.625% due 2/26/44	321,565
200,000	5.200% due 5/15/49	250,800
	Total Colombia	1,610,247
Dominican Republic – 0.0%
400,000	Dominican Republic International Bond, 6.400% due 6/5/49(b)	438,500
Hungary – 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	531,080
India – 0.0%
200,000	Export-Import Bank of India, 4.000% due 1/14/23	208,980
Indonesia – 0.2%
200,000	Indonesia Government International Bond, 5.350% due 2/11/49	261,613
	Perusahaan Penerbit SBSN Indonesia III:
400,000	3.400% due 3/29/22	408,584
2,100,000	3.750% due 3/1/23	2,177,469
1,300,000	4.150% due 3/29/27(b)	1,409,122
	Total Indonesia	4,256,788
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SOVEREIGN BONDS – (continued)
Japan – 0.0%
	Japan Bank for International Cooperation:
$250,000	2.875% due 6/1/27	$268,435
250,000	2.750% due 11/16/27	266,529
	Total Japan	534,964
Mexico – 0.1%
	Mexico Government International Bond:
500,000	3.500% due 1/21/21	509,375
600,000	4.150% due 3/28/27	640,506
350,000	3.750% due 1/11/28	365,929
750,000	4.600% due 1/23/46	810,945
	Total Mexico	2,326,755
Panama – 0.0%
250,000	Panama Government International Bond, 4.500% due 5/15/47	310,002
Peru – 0.1%
	Peruvian Government International Bond:
250,000	2.844% due 6/20/30	264,375
100,000	5.625% due 11/18/50	152,501
	Total Peru	416,876
Philippines – 0.1%
	Philippine Government International Bond:
1,000,000	4.200% due 1/21/24	1,089,319
500,000	3.950% due 1/20/40	599,975
	Total Philippines	1,689,294
Poland – 0.1%
500,000	Republic of Poland Government International Bond, 4.000% due 1/22/24	543,882
South Korea – 0.0%
250,000	Export-Import Bank of Korea, 2.625% due 5/26/26	256,138
200,000	Korea International Bond, 2.500% due 6/19/29	207,345
	Total South Korea	463,483
Supranational – 0.1%
	International Bank for Reconstruction & Development:
1,000,000	1.375% due 9/20/21	996,340
500,000	2.500% due 3/19/24	522,605
250,000	1.875% due 10/27/26	256,268
250,000	2.500% due 11/22/27	268,009
	Total Supranational	2,043,222
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SOVEREIGN BONDS – (continued)
Thailand – 0.0%
$400,000	Export Import Bank of Thailand, 2.998% due 5/23/24(a)	$400,360
Uruguay – 0.1%
	Uruguay Government International Bond:
250,000	4.375% due 1/23/31	283,125
250,000	4.125% due 11/20/45	277,128
	Total Uruguay	560,253
	TOTAL SOVEREIGN BONDS (Cost – $18,229,568)	18,662,457
SENIOR LOANS(a) – 1.3%
241,975	1011778 BC Unlimited Liability Co., 4.362% (1-Month USD-LIBOR + 2.250%) due 2/16/24	241,500
24,875	8th Avenue Food & Provisions Inc., 5.963% (1-Month USD-LIBOR + 3.750%) due 10/1/25	24,891
114,414	Acadia Healthcare Co., Inc., 4.612% (1-Month USD-LIBOR + 2.500%) due 2/16/23	114,414
104,030	Access CIG LLC, 6.069% (3-Month USD-LIBOR + 3.750%) due 2/27/25	102,079
94,763	Achilles Acquisition LLC, 6.125% (1-Month USD-LIBOR + 4.000%) due 10/13/25	94,585
155,304	Acrisure LLC, 6.362% (1-Month USD-LIBOR + 4.250%) due 11/22/23	153,906
99,750	Agiliti Health Inc., 5.250% (1-Month USD-LIBOR + 3.000%) due 1/4/26	99,875
107,375	Air Medical Group Holdings Inc., 5.432% (1-Month USD-LIBOR + 3.250%) due 4/28/22	100,765
222,903	Air Methods Corp., 5.830% (3-Month USD-LIBOR + 3.500%) due 4/22/24	183,431
	Albertson’s LLC:
30,075	4.862% (1-Month USD-LIBOR + 2.750%) due 11/17/25(j)	30,170
88,853	4.862% (1-Month USD-LIBOR + 2.750%) due 8/17/26	89,186
78,149	Alera Group Intermediate Holdings Inc., 0.000% (1-Month USD-LIBOR + 4.500%) due 8/1/25	78,100
154,943	Aleris International Inc., 6.862% (1-Month USD-LIBOR + 4.750%) due 2/27/23	154,882
110,000	Alliant Holdings Intermediate LLC, 5.451% (1-Month USD-LIBOR + 3.250%) due 5/9/25	108,419
109,189	Allied Universal Holdco LLC, 6.507% (3-Month USD-LIBOR + 4.250%) due 7/10/26	108,944
168,683	Alterra Mountain Co., 5.112% (1-Month USD-LIBOR + 3.000%) due 7/31/24	167,839
73,257	Altice France SA, 6.197% (1-Month USD-LIBOR + 4.000%) due 8/14/26	72,555
75,000	American Airlines Inc., 4.195% (1-Month USD-LIBOR + 2.000%) due 12/14/23	74,663
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$113,259	American Tire Distributors Inc., 9.624% (3-Month USD-LIBOR + 7.500%) due 9/2/24(j)	$101,933
155,871	Applied Systems Inc., 5.330% (3-Month USD-LIBOR + 3.000%) due 9/19/24	155,287
175,000	Aramark Intermediate HoldCo Corp., 4.080% (3-Month USD-LIBOR + 1.750%) due 3/11/25	174,781
145,302	AssuredPartners Inc., 5.612% (1-Month USD-LIBOR + 3.500%) due 10/22/24	144,394
	Asurion LLC:
154,849	5.112% (1-Month USD-LIBOR + 3.000%) due 11/3/23	154,877
35,509	8.612% (1-Month USD-LIBOR + 6.500%) due 8/4/25	35,999
120,176	athenahealth Inc., 6.681% (1/3-Month USD-LIBOR + 4.500%) due 2/11/26	119,501
154,674	Auris Luxembourg III Sarl, 5.874% (1-Month USD-LIBOR + 3.750%) due 2/27/26	152,675
129,249	Avantor Inc., 5.112% (1-Month USD-LIBOR + 3.000%) due 11/21/24	130,272
93,541	Avaya Inc., 6.439% (1/2-Month USD-LIBOR + 4.250%) due 12/15/24	91,787
181,649	Axalta Coating Systems Dutch Holding B BV, 4.080% (3-Month USD-LIBOR + 1.750%) due 6/1/24	180,457
60,000	Azalea TopCo Inc., 5.612% (1-Month USD-LIBOR + 3.500%) due 7/24/26	59,650
49,621	Bass Pro Group LLC, 7.112% (1-Month USD-LIBOR + 5.000%) due 9/25/24	47,109
	Bausch Health Cos., Inc.:
53,364	5.201% (1-Month USD-LIBOR + 3.000%) due 6/2/25	53,424
166,500	4.951% (1-Month USD-LIBOR + 2.750%) due 11/27/25	166,334
	Berry Global Inc.:
26,700	4.451% (1-Month USD-LIBOR + 2.250%) due 10/1/22	26,706
233,157	4.701% (1-Month USD-LIBOR + 2.500%) due 7/1/26	233,029
154,574	BJ’s Wholesale Club Inc., 4.944% (1-Month USD-LIBOR + 2.750%) due 2/3/24	154,606
144,918	Blackhawk Network Holdings Inc., 5.112% (1-Month USD-LIBOR + 3.000%) due 6/15/25	143,560
185,000	Blackstone CQP Holdco LP, 5.887% (3-Month USD-LIBOR + 3.500%) due 9/30/24	184,943
62,649	Boxer Parent Co., Inc., 6.580% (3-Month USD-LIBOR + 4.250%) due 10/2/25	59,082
127,461	Brazos Delaware II LLC, 6.169% (1-Month USD-LIBOR + 4.000%) due 5/21/25	114,184
93,751	Bright Bidco BV, 5.759% (1/3-Month USD-LIBOR + 3.500%) due 6/30/24	55,724
116,754	Brookfield WEC Holdings Inc., 5.612% (1-Month USD-LIBOR + 3.500%) due 8/1/25	116,796
	Calpine Corp.:
181,131	5.080% (3-Month USD-LIBOR + 2.750%) due 4/5/26	180,829
15,000	4.612% (1-Month USD-LIBOR + 2.500%) due 8/12/26	14,951
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$157,523	Canyon Valor Cos. Inc., 5.080% (3-Month USD-LIBOR + 2.750%) due 6/16/23	$156,342
157,873	Capri Acquisitions BidCo Ltd., 5.506% (3-Month USD-LIBOR + 3.250%) due 11/1/24	154,421
184,538	Catalent Pharma Solutions Inc., 4.362% (1-Month USD-LIBOR + 2.250%) due 5/18/26	185,076
221,562	CBS Radio Inc., 4.890% (1-Month USD-LIBOR + 2.750%) due 11/18/24	221,148
161,208	Cengage Learning Inc., 6.362% (1-Month USD-LIBOR + 4.250%) due 6/7/23	154,210
129,507	CEOC LLC, 4.112% (1-Month USD-LIBOR + 2.000%) due 10/7/24	129,244
143,320	Change Healthcare Holdings Inc., 4.612% (1-Month USD-LIBOR + 2.500%) due 3/1/24	141,647
35,000	Charter NEX US Inc., 5.612% (1-Month USD-LIBOR + 3.500%) due 5/16/24	34,935
120,942	CHG PPC Parent LLC, 4.862% (1-Month USD-LIBOR + 2.750%) due 3/31/25	119,883
65,868	Cincinnati Bell Inc., 5.362% (1-Month USD-LIBOR + 3.250%) due 10/2/24	65,503
75,000	Clear Channel Outdoor Holdings Inc., 5.667% (1-Month USD-LIBOR + 3.500%) due 8/21/26	74,906
77,565	ClubCorp Holdings Inc., 5.080% (3-Month USD-LIBOR + 2.750%) due 9/18/24	69,343
64,758	Commscope Inc., 5.362% (1-Month USD-LIBOR + 3.250%) due 4/6/26	64,380
119,742	Compass Power Generation LLC, 5.612% (1-Month USD-LIBOR + 3.500%) due 12/20/24	119,862
58,682	Covia Holdings Corp., 6.313% (3-Month USD-LIBOR + 4.000%) due 6/1/25	48,233
44,775	CPM Holdings Inc., 5.862% (1-Month USD-LIBOR + 3.750%) due 11/17/25	44,159
	CSC Holdings LLC:
15,705	4.445% (1-Month USD-LIBOR + 2.250%) due 7/17/25	15,619
54,725	4.445% (1-Month USD-LIBOR + 2.250%) due 1/15/26	54,406
169,575	5.195% (1-Month USD-LIBOR + 3.000%) due 4/15/27	170,084
135,446	CSM Bakery Solutions Ltd., 6.290% (3-Month USD-LIBOR + 4.000%) due 7/3/20	128,928
133,176	Cvent Inc., 5.862% (1-Month USD-LIBOR + 3.750%) due 11/29/24(j)	130,970
103,290	Cyxtera DC Holdings Inc., 5.210% (1-Month USD-LIBOR + 3.000%) due 5/1/24(j)	96,628
60,000	DaVita Inc., due 8/12/26(j)	60,064
66,560	Deerfield Dakota Holding LLC, 5.362% (1-Month USD-LIBOR + 3.250%) due 2/13/25	64,576
240,923	Dell International LLC, 4.120% (1-Month USD-LIBOR + 2.000%) due 9/7/23	241,398
97,241	Dentalcorp Health Services ULC, 5.862% (1-Month USD-LIBOR + 3.750%) due 6/6/25	94,872
30,000	Diamond Sports Group LLC, due 8/24/26(j)	30,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$54,149	Digicel International Finance Ltd., 5.340% (3-Month USD-LIBOR + 3.250%) due 5/27/24	$45,837
100,000	DigiCert Holdings Inc., due 8/7/26(j)	99,583
95,931	Dun & Bradstreet Corp., 7.145% (1-Month USD-LIBOR + 5.000%) due 2/6/26	96,130
75,000	Dynasty Acquisition Co., Inc., 6.330% (3-Month USD-LIBOR + 4.000%) due 4/6/26	74,933
138,858	Dynatrace LLC, 4.862% (1-Month USD-LIBOR + 2.750%) due 8/22/25	138,824
139,650	E.W. Scripps Co., 4.862% (1-Month USD-LIBOR + 2.750%) due 5/1/26	139,601
156,322	EAB Global Inc., 6.381% (2/3-Month USD-LIBOR + 3.750%) due 11/15/24	153,782
139,562	Edelman Financial Center LLC, 5.432% (1-Month USD-LIBOR + 3.250%) due 7/21/25	139,387
120,523	Edgewater Generation LLC, 5.862% (1-Month USD-LIBOR + 3.750%) due 12/13/25(j)	118,865
104,386	EG Group Ltd., 6.330% (3-Month USD-LIBOR + 4.000%) due 2/7/25	102,755
72,995	Envision Healthcare Corp., 5.862% (1-Month USD-LIBOR + 3.750%) due 10/10/25	56,338
109,562	ESH Hospitality Inc., 4.112% (1-Month USD-LIBOR + 2.000%) due 8/30/23	109,580
54,650	Exgen Renewables IV LLC, 5.130% (3-Month USD-LIBOR + 3.000%) due 11/28/24	52,601
64,837	Explorer Holdings Inc., 6.080% (3-Month USD-LIBOR + 3.750%) due 5/2/23	64,654
228,287	Filtration Group Corp., 5.112% (1-Month USD-LIBOR + 3.000%) due 3/29/25	228,145
154,963	Flexera Software LLC, 5.620% (1-Month USD-LIBOR + 3.500%) due 2/26/25	154,915
194,425	Foresight Energy LLC, 7.874% (3-Month USD-LIBOR + 5.750%) due 3/28/22(j)	126,028
174,125	Forest City Enterprises LP, 6.112% (1-Month USD-LIBOR + 4.000%) due 12/8/25	175,213
83,748	Forterra Finance LLC, 5.112% (1-Month USD-LIBOR + 3.000%) due 10/25/23	78,139
93,092	Frontdoor Inc., 4.625% (1-Month USD-LIBOR + 2.500%) due 8/16/25	93,208
66,018	Frontera Generation Holdings LLC, 6.451% (1-Month USD-LIBOR + 4.250%) due 5/2/25	62,552
65,192	Gates Global LLC, 4.862% (1-Month USD-LIBOR + 2.750%) due 4/1/24	63,504
192,299	Gentiva Health Services Inc., 5.875% (1-Month USD-LIBOR + 3.750%) due 7/2/25	192,180
94,637	Getty Images Inc., 6.625% (1-Month USD-LIBOR + 4.500%) due 2/19/26	94,046
169,350	Go Daddy Operating Co. LLC, 4.112% (1-Month USD-LIBOR + 2.000%) due 2/15/24	169,604
116,339	GOBP Holdings Inc., 5.759% (3-Month USD-LIBOR + 3.500%) due 10/22/25	116,594
129,568	GoodRx Inc., 4.932% (1-Month USD-LIBOR + 2.750%) due 10/10/25	128,337
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$122,480	Graftech International Ltd., 5.612% (1-Month USD-LIBOR + 3.500%) due 2/12/25	$118,959
258,720	Gray Television Inc., 4.832% (3-Month USD-LIBOR + 2.500%) due 1/2/26	258,666
145,615	Greeneden US Holdings I LLC, 5.362% (1-Month USD-LIBOR + 3.250%) due 12/1/23	143,831
147,561	GTT Communications Inc., 4.860% (1-Month USD-LIBOR + 2.750%) due 5/31/25	118,249
128,371	Gulf Finance LLC, 7.517% (3-Month USD-LIBOR + 5.250%) due 8/25/23	100,557
186,828	GW Honos Security Corp., 6.020% (3-Month USD-LIBOR + 3.500%) due 5/24/24	186,811
61,478	Harbor Freight Tools USA Inc., 4.612% (1-Month USD-LIBOR + 2.500%) due 8/18/23	59,077
65,708	Hayward Industries Inc., 5.612% (1-Month USD-LIBOR + 3.500%) due 8/5/24	62,997
175,000	HC Group Holdings II Inc., 6.612% (1-Month USD-LIBOR + 4.500%) due 8/6/26	174,270
104,736	HD Supply Inc., 3.862% (1-Month USD-LIBOR + 1.750%) due 10/17/23	105,085
60,000	Hexion Inc., 5.820% (3-Month USD-LIBOR + 3.500%) due 7/1/26	59,850
	Hyland Software Inc.:
155,299	5.362% (1-Month USD-LIBOR + 3.250%) due 7/1/24	154,620
45,596	9.112% (1-Month USD-LIBOR + 7.000%) due 7/7/25	45,682
45,000	IAA Inc., 4.625% (3-Month USD-LIBOR + 2.250%) due 6/29/26	45,169
70,960	iHeartCommunications Inc., 6.230% (1-Month USD-LIBOR + 4.000%) due 5/1/26	71,120
119,851	Informatica LLC, 5.362% (1-Month USD-LIBOR + 3.250%) due 8/5/22	119,877
49,408	ION Trading Technologies SARL, 6.651% (3-Month USD-LIBOR + 4.000%) due 11/21/24	47,391
	Iqvia Inc.:
174,114	4.330% (3-Month USD-LIBOR + 2.000%) due 1/17/25	174,295
85,534	4.008% (2-Month USD-LIBOR + 1.750%) due 6/11/25	85,347
156,072	IRB Holding Corp., 5.550% (3-Month USD-LIBOR + 3.250%) due 2/5/25	154,853
64,687	IRI Holdings Inc., 6.624% (1/3-Month USD-LIBOR + 4.500%) due 12/1/25	61,587
155,407	Jaguar Holding Co. I LLC, 4.612% (1-Month USD-LIBOR + 2.500%) due 8/18/22	154,414
258,535	JBS USA Lux SA, 4.612% (1-Month USD-LIBOR + 2.500%) due 5/1/26	258,859
17,056	KAR Auction Services Inc., 4.875% (3-Month USD-LIBOR + 2.500%) due 3/9/23	17,034
102,605	KBR Inc., 5.862% (1-Month USD-LIBOR + 3.750%) due 4/25/25	102,990
65,324	Kindred Healthcare LLC, 7.125% (1-Month USD-LIBOR + 5.000%) due 7/2/25	64,589
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$72,402	Klockner Pentaplast of America Inc., 6.362% (1-Month USD-LIBOR + 4.250%) due 6/30/22	$64,583
137,111	Kronos Acquisition Intermediate Inc., 6.256% (3-Month USD-LIBOR + 4.000%) due 5/15/23	129,855
155,311	Kronos Inc., 5.253% (3-Month USD-LIBOR + 3.000%) due 11/1/23	155,134
259,226	Level 3 Financing Inc., 4.362% (1-Month USD-LIBOR + 2.250%) due 2/22/24	259,335
155,214	Life Time Fitness Inc., 4.874% (1/3-Month USD-LIBOR + 2.750%) due 6/10/22	154,373
172,283	Lions Gate Capital Holdings LLC, 4.362% (1-Month USD-LIBOR + 2.250%) due 3/24/25	171,636
129,461	Lower Cadence Holdings LLC, 6.145% (1-Month USD-LIBOR + 4.000%) due 5/22/26(j)	125,982
134,426	Lucid Energy Group II Borrower LLC, 5.112% (1-Month USD-LIBOR + 3.000%) due 2/17/25	123,840
73,152	McDermott International Inc., 7.112% (1-Month USD-LIBOR + 5.000%) due 5/12/25	66,980
65,000	MED Parentco LP, due 7/31/26(j)	64,241
156,259	Meredith Corp., 4.862% (1-Month USD-LIBOR + 2.750%) due 1/31/25(j)	156,436
65,295	Messer Industries GmbH, 4.830% (3-Month USD-LIBOR + 2.500%) due 3/1/26	64,829
164,280	MGM Growth Properties Operating Partnership LP, 4.112% (1-Month USD-LIBOR + 2.000%) due 3/21/25	164,229
115,487	Milacron LLC, 4.612% (1-Month USD-LIBOR + 2.500%) due 9/28/23	115,343
218,511	Minotaur Acquisition Inc., 7.112% (1-Month USD-LIBOR + 5.000%) due 3/27/26(j)	210,728
71,429	Mister Car Wash Holdings Inc., 5.658% (3-Month USD-LIBOR + 3.500%) due 5/14/26	71,173
53,105	Misys Ltd., 5.696% (6-Month USD-LIBOR + 3.500%) due 6/13/24(j)	51,172
68,265	Mitchell International Inc., 5.362% (1-Month USD-LIBOR + 3.250%) due 11/29/24	63,862
62,621	MLN US HoldCo LLC, 6.612% (1-Month USD-LIBOR + 4.500%) due 11/30/25	59,725
150,117	MPH Acquisition Holdings LLC, 5.080% (3-Month USD-LIBOR + 2.750%) due 6/7/23	139,421
65,000	Nascar Holdings Inc., due 7/27/26(j)	65,311
45,000	NCR Corp., due 8/28/26(j)	44,860
144,275	NEP Group Inc., 5.362% (1-Month USD-LIBOR + 3.250%) due 10/20/25	140,524
185,000	Nexstar Broadcasting Inc., due 6/19/26(j)	185,000
65,916	Nouryon Finance BV, 5.463% (1-Month USD-LIBOR + 3.250%) due 10/1/25	63,581
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$44,775	Outcomes Group Holdings Inc., 5.624% (1/3-Month USD-LIBOR + 3.500%) due 10/24/25	$44,159
32,696	Panther BF Aggregator 2 LP, 5.612% (1-Month USD-LIBOR + 3.500%) due 4/30/26(j)	32,205
59,354	Parexel International Corp., 4.862% (1-Month USD-LIBOR + 2.750%) due 9/27/24	55,698
55,000	PCI Gaming Authority, 5.112% (1-Month USD-LIBOR + 3.000%) due 5/29/26	55,249
52,218	Peak 10 Holding Corp., 5.830% (3-Month USD-LIBOR + 3.500%) due 8/1/24	44,864
44,887	Penn National Gaming Inc., 4.362% (1-Month USD-LIBOR + 2.250%) due 10/15/25	44,988
162,596	PetSmart Inc., 6.210% (1-Month USD-LIBOR + 4.000%) due 3/11/22(j)	157,718
68,559	Pike Corp., 5.400% (1-Month USD-LIBOR + 3.250%) due 7/24/26	68,530
64,689	Plantronics Inc., 4.612% (1-Month USD-LIBOR + 2.500%) due 7/2/25	64,365
67,699	Playa Resorts Holding BV, 4.860% (1-Month USD-LIBOR + 2.750%) due 4/29/24	64,652
66,422	Ply Gem Midco Inc., 5.951% (1-Month USD-LIBOR + 3.750%) due 4/12/25	64,409
146,171	PODS LLC, 5.053% (3-Month USD-LIBOR + 2.750%) due 12/6/24	144,709
230,949	PowerTeam Services LLC, 5.580% (3-Month USD-LIBOR + 3.250%) due 3/6/25	207,854
89,775	Prairie ECI Acquiror LP, 7.080% (3-Month USD-LIBOR + 4.750%) due 3/11/26	87,486
15,000	Pregis TopCo LLC, 6.253% (3-Month USD-LIBOR + 4.000%) due 7/31/26	14,919
181,270	Prime Security Services Borrower LLC, 4.862% (1-Month USD-LIBOR + 2.750%) due 5/2/22	181,025
123,601	Project Alpha Intermediate Holding Inc., 5.810% (3-Month USD-LIBOR + 3.500%) due 4/26/24	121,825
98,375	Radiate Holdco LLC, 5.112% (1-Month USD-LIBOR + 3.000%) due 2/1/24	97,392
87,018	Radiology Partners Inc., 6.767% due 7/9/25(j)	83,407
123,493	Refinitiv US Holdings Inc., 5.862% (1-Month USD-LIBOR + 3.750%) due 10/1/25	124,042
96,352	Regionalcare Hospital Partners Holdings Inc., 6.645% (1-Month USD-LIBOR + 4.500%) due 11/16/25	95,991
123,564	Renaissance Holding Corp., 5.362% (1-Month USD-LIBOR + 3.250%) due 5/30/25	120,814
317,314	RentPath LLC, 6.870% (1-Month USD-LIBOR + 4.750%) due 12/17/21	166,986
103,634	Reynolds Group Holdings Inc., 4.862% (1-Month USD-LIBOR + 2.750%) due 2/5/23(j)	103,523
113,060	RPI Finance Trust, 4.112% (1-Month USD-LIBOR + 2.000%) due 3/27/23	113,217
155,928	Scientific Games International Inc., 4.889% (1/2-Month USD-LIBOR + 2.750%) due 8/14/24	153,935
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$290,656	Securus Technologies Holdings Inc., 6.830% (3-Month USD-LIBOR + 4.500%) due 11/1/24	$258,684
145,907	Sedgwick Claims Management Services Inc., 5.362% (1-Month USD-LIBOR + 3.250%) due 12/31/25	141,347
241,125	Select Medical Corp., 4.850% (3-Month USD-LIBOR + 2.500%) due 3/6/25	239,719
121,487	Severin Acquisition LLC, 5.459% (3-Month USD-LIBOR + 3.250%) due 8/1/25	119,158
50,000	Sinclair Television Group Inc., 4.700% (3-Month USD-LIBOR + 2.500%) due 9/30/26(j)	49,938
145,000	Six Flags Theme Parks Inc., 4.120% (1-Month USD-LIBOR + 2.000%) due 4/17/26	145,091
65,900	Solenis Holdings LLC, 6.112% (1-Month USD-LIBOR + 4.000%) due 6/26/25	63,813
155,797	Solera LLC, 4.862% (1-Month USD-LIBOR + 2.750%) due 3/3/23	154,922
144,356	Sophia LP, 5.580% (3-Month USD-LIBOR + 3.250%) due 9/30/22	144,145
168,446	Sound Inpatient Physicians Inc., 4.862% (1-Month USD-LIBOR + 2.750%) due 6/27/25	166,551
61,806	Southern Graphics Inc., 5.380% (1/2-Month USD-LIBOR + 3.250%) due 12/31/22(j)	49,291
138,947	SpeedCast International Ltd., 5.080% (3-Month USD-LIBOR + 2.750%) due 5/15/25	128,353
157,370	Sprint Communications Inc., 4.625% (1-Month USD-LIBOR + 2.500%) due 2/2/24	156,238
198,481	SS&C Technologies Holdings Inc., 4.362% (1-Month USD-LIBOR + 2.250%) due 4/16/25	198,453
74,870	Staples Inc., 7.197% (1-Month USD-LIBOR + 5.000%) due 4/16/26	71,875
84,749	Stars Group Holdings BV, 5.830% (3-Month USD-LIBOR + 3.500%) due 7/10/25	84,956
35,000	Sunshine Luxembourg VII SARL, due 7/17/26(j)	34,974
172,721	Syncreon Global Finance (US) Inc., 6.362% (1-Month USD-LIBOR + 4.250%) due 10/28/20	80,747
138,800	Syneos Health Inc., 4.112% (1-Month USD-LIBOR + 2.000%) due 8/1/24	138,661
60,000	TAMKO Building Products Inc., 5.546% (3-Month USD-LIBOR + 3.250%) due 5/29/26	60,000
60,776	Telesat Canada, 4.830% (3-Month USD-LIBOR + 2.500%) due 11/17/23	60,684
168,563	Tempo Acquisition LLC, 5.112% (1-Month USD-LIBOR + 3.000%) due 5/1/24(j)	168,423
54,024	Titan Acquisition Ltd., 5.112% (1-Month USD-LIBOR + 3.000%) due 3/28/25	51,743
158,575	TKC Holdings Inc., 5.870% (1-Month USD-LIBOR + 3.750%) due 2/1/23	154,470
195,429	Transdigm Inc., 4.830% (3-Month USD-LIBOR + 2.500%) due 6/9/23	193,891
148,500	Travel Leaders Group LLC, 6.170% (1-Month USD-LIBOR + 4.000%) due 1/25/24	148,871
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SENIOR LOANS(a) – (continued)
$54,454	Travelport Finance (Luxembourg) SARL, 7.541% (3-Month USD-LIBOR + 5.000%) due 5/29/26	$50,016
143,852	Uber Technologies Inc., 6.195% (1-Month USD-LIBOR + 4.000%) due 4/4/25	143,852
168,425	UFC Holdings LLC, 5.370% (1-Month USD-LIBOR + 3.250%) due 4/29/26	168,385
80,000	UGI Energy Services LLC, 5.862% (1-Month USD-LIBOR + 3.750%) due 8/13/26	80,000
80,000	Ultimate Software Group Inc., 6.080% (3-Month USD-LIBOR + 3.750%) due 5/4/26	80,143
59,847	US Anesthesia Partners Inc., 5.112% (1-Month USD-LIBOR + 3.000%) due 6/23/24	57,274
95,000	US Foods Inc., due 8/14/26(j)	95,159
114,716	USIC Holdings Inc., 5.112% (1-Month USD-LIBOR + 3.000%) due 12/8/23	113,090
78,821	Vantage Specialty Chemicals Inc., 5.618% (1/3-Month USD-LIBOR + 3.500%) due 10/28/24	75,274
167,643	Verscend Holding Corp., 6.612% (1-Month USD-LIBOR + 4.500%) due 8/27/25	167,904
133,796	Vertafore Inc., 5.362% (1-Month USD-LIBOR + 3.250%) due 7/2/25	129,072
259,917	VICI Properties 1 LLC, 4.170% (1-Month USD-LIBOR + 2.000%) due 12/20/24	260,288
63,227	Victory Capital Holdings Inc., 5.569% (3-Month USD-LIBOR + 3.250%) due 7/1/26	63,129
258,520	Virgin Media Bristol LLC, 4.695% (1-Month USD-LIBOR + 2.500%) due 1/15/26(j)	258,321
240,171	Vistra Operations Co. LLC, 4.147% (1/3-Month USD-LIBOR + 2.000%) due 12/31/25	240,371
34,913	Vizient Inc., 4.612% (1-Month USD-LIBOR + 2.500%) due 5/6/26	35,029
150,000	Wand Newco 3 Inc., 5.713% (1-Month USD-LIBOR + 3.500%) due 2/5/26	150,375
115,000	WestJet Airlines Ltd., due 8/7/26(j)	115,252
55,000	Whatabrands LLC, 5.516% (3-Month USD-LIBOR + 3.250%) due 8/2/26	55,189
146,988	Wink Holdco Inc., 5.112% (1-Month USD-LIBOR + 3.000%) due 12/2/24	142,854
144,344	WP CPP Holdings LLC, 6.010% (1/3-Month USD-LIBOR + 3.750%) due 4/30/25	144,074
	TOTAL SENIOR LOANS (Cost – $25,953,699)	25,261,609
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – 0.2%††
California – 0.1%
$125,000	AA	Bay Area Toll Authority, Series F2, 6.263% due 4/1/49	$205,034
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	171,743
150,000	AA+	Los Angeles Department of Water & Power System Revenue, Series B, 6.603% due 7/1/50	255,406
150,000	A+	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	215,904
		State of California, GO:
25,000	AA-	3.500% due 4/1/28	27,638
40,000	AA-	4.600% due 4/1/38	45,152
100,000	AA-	7.500% due 4/1/34	157,542
200,000	AA-	7.550% due 4/1/39	335,346
125,000	AA-	7.600% due 11/1/40	215,499
		University of California:
100,000	AA	Series AJ, 4.601% due 5/15/31	117,724
25,000	AA	Series AX, 3.063% due 7/1/25	26,455
75,000	AA	Series R, 5.770% due 5/15/43	106,848
		Total California	1,880,291
Florida – 0.0%
20,000	A	County of Miami-Dade FL Aviation Revenue, Series C, 4.280% due 10/1/41	22,219
Illinois – 0.0%
20,000	A	Chicago O’Hare International Airport, Series C, 4.472% due 1/1/49	25,947
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	272,060
100,000	BBB-	6.725% due 4/1/35	118,718
		Total Illinois	416,725
Massachusetts – 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	135,536
Nevada – 0.0%
100,000	AA-	County of Clark Department of Aviation, Series C, 6.820% due 7/1/45	169,820
New Jersey – 0.0%
100,000	A+	New Jersey Turnpike Authority, Series F, 7.414% due 1/1/40	165,042
New York – 0.1%
150,000	AA	Metropolitan Transportation Authority, Series C, 7.336% due 11/15/39	248,868
125,000	AA+	New York City Water & Sewer System, Series AA, 5.440% due 6/15/43	181,226
200,000	AA-	Port Authority of New York & New Jersey, 4.458% due 10/1/62	261,376
		Total New York	691,470
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – 0.0%
$100,000	A	American Municipal Power Inc. Series B, 8.084% due 2/15/50	$186,210
Texas – 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	107,722
Wisconsin – 0.0%
10,000	AA-	State of Wisconsin, Series C, 3.154% due 5/1/27	10,719
		TOTAL MUNICIPAL BONDS (Cost – $3,160,393)	3,785,754
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,759,747,509)	1,819,804,316
SHORT-TERM INVESTMENTS – 6.8%
TIME DEPOSITS – 3.6%
24,271,749		Banco Santander SA – Frankfurt, 1.490% due 9/3/19	24,271,749
12,529,492		Citibank – New York, 1.490% due 9/3/19	12,529,492
33,152,578		JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	33,152,578
		TOTAL TIME DEPOSITS (Cost – $69,953,819)	69,953,819
U.S. GOVERNMENT OBLIGATIONS – 3.2%
		U.S. Treasury Bills:
28,000,000		2.442% due 1/2/20(k)	27,823,840
7,400,000		1.844% due 2/13/20(k)	7,338,294
28,100,000		2.442% due 2/27/20(k)	27,846,479
		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $62,875,851)	63,008,613
		TOTAL SHORT-TERM INVESTMENTS (Cost – $132,829,670)	132,962,432
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
237,591		Federated Government Obligations Fund, Premier Class, 2.012%(l) (Cost – $237,591)	237,591
		TOTAL INVESTMENTS – 99.8% (Cost – $1,892,814,770#)	1,953,004,339
		Other Assets in Excess of Liabilities – 0.2%	4,350,501
		TOTAL NET ASSETS – 100.0%	$1,957,354,840

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2019.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Core Fixed Income Fund (concluded)

of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $263,775,305 and represents 13.48% of net assets.
(c)
Interest only security.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $21,878,746 and represents 1.12% of net assets.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(g)
All or a portion of this security is on loan (See Note 5).

(h)
Security is currently in default.

(i)
This security is traded on a TBA basis (See Note 5).

(j)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)
Rate shown represents yield-to-maturity.

(l)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO
 —  Collateralized Loan Obligation

CMT
 —  Constant Maturity Treasury Index

GO
 —  General Obligation

LIBOR
 —  London Interbank Offered Rate

LLC
 —  Limited Liability Company

LP
 —  Limited Partnership

PLC
 —  Public Limited Company

REMICS
 —  Real Estate Mortgage Investment Conduit

SARL
 — Société à Responsabilité Limitée

See pages 233 – 234 for definitions of ratings.
Summary of Investments by Security Type^
Collateralized Mortgage Obligations	22.1%
U.S. Government Agencies & Obligations	22.2
Corporate Bonds & Notes	20.1
Mortgage-Backed Securities	18.7
Asset-Backed Securities	7.6
Sovereign Bonds	1.0
Senior Loans	1.3
Municipal Bonds	0.2
Short-Term Investments	6.8
Money Market Fund	0.0*
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount†	Security	Value
CORPORATE BONDS & NOTES – 45.9%
Basic Materials – 2.1%
	Braskem Finance Ltd., Company Guaranteed Notes:
$150,000	7.000% due 5/7/20	$153,371
200,000	5.750% due 4/15/21	206,280
100,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	104,000
65,000	DuPont de Nemours Inc., Senior Unsecured Notes, 3.766% due 11/15/20	66,341
100,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.550% due 11/14/24	100,981
6,947,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(a)	6,964,726
100,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 5.500% due 4/21/20	101,875
300,000	Southern Copper Corp., Senior Unsecured Notes, 5.375% due 4/16/20	304,878
200,000	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20	200,770
200,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	201,373
	Total Basic Materials	8,404,595
Communications – 19.7%
190,000	AT&T Inc., Senior Unsecured Notes, 2.800% due 2/17/21	191,881
400,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	404,871
4,666,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.250% due 3/15/21	4,680,581
7,782,000	CenturyLink Inc., Senior Unsecured Notes, 6.150% due 9/15/19	7,788,226
7,760,000	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 6.500% due 11/15/22	7,928,159
6,486,000	Cogent Communications Group Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	6,550,860
250,000	Colombia Telecomunicaciones SA ESP, Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%)(b)(c)	256,877
185,000	Comcast Corp., Company Guaranteed Notes, 3.450% due 10/1/21	190,551
200,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	206,750
428,000	CSC Holdings LLC, Company Guaranteed Notes, 5.375% due 7/15/23(a)	439,881
10,481,000	DISH DBS Corp., Company Guaranteed Notes, 7.875% due 9/1/19	10,481,000
195,000	eBay Inc., Senior Unsecured Notes, 2.750% due 1/30/23	198,769
200,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	207,500
1,027,000	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(a)	893,490
5,379,000	Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	5,432,790
3,580,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	3,571,050
2,451,000	Level 3 Financing Inc., Company Guaranteed Notes, 6.125% due 1/15/21	2,463,255
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
6,468,000EUR	Linkem SpA, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(b)(d)(e)	$7,002,025
$1,400,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Unsecured Notes, 5.500% due 4/15/21	1,400,000
185,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.625% due 5/1/22	192,495
4,364,000	Sprint Communications Inc., Company Guaranteed Notes, 7.000% due 3/1/20(a)	4,451,280
4,763,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	4,768,239
8,903,000	Twitter Inc., Senior Unsecured Notes, 0.250% due 9/15/19	8,894,930
200,000	Verizon Communications Inc., Senior Unsecured Notes, 3.258% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	203,055
361,000	VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	372,733
	Total Communications	79,171,248
Consumer Cyclical – 5.8%
8,166,000	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	8,178,249
175,000	Daimler Finance North America LLC, Company Guaranteed Notes, 2.300% due 2/12/21(a)	174,957
190,000	Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	192,616
1,700,000EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750%) due 2/22/21(b)	1,743,110
7,000,000SEK	Gaming Innovation Group PLC, Senior Unsecured Notes, 9.000% (3-Month SEK-STIBOR + 9.000%) due 6/28/22(b)	703,513
190,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 3.200% due 7/6/21	192,366
4,944,000	Lennar Corp., Company Guaranteed Notes, 4.500% due 11/15/19	4,946,966
3,556,000	Virgin Australia Holdings Ltd., Company Guaranteed Notes, 8.500% due 11/15/19(a)	3,566,668
3,734,000	Yum! Brands Inc., Senior Unsecured Notes, 5.300% due 9/15/19	3,735,867
	Total Consumer Cyclical	23,434,312
Consumer Non-cyclical – 4.2%
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	205,500
100,000	Altria Group Inc., Company Guaranteed Notes, 3.490% due 2/14/22	103,305
190,000	Anthem Inc., Senior Unsecured Notes, 2.500% due 11/21/20	190,952
285,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	285,751
240,000	BAT Capital Corp., Company Guaranteed Notes, 2.297% due 8/14/20	240,026
205,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 2.600% due 5/16/22(a)	208,852
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$285,000	Cardinal Health Inc., Senior Unsecured Notes, 2.616% due 6/15/22	$286,968
180,000	Cigna Corp., Company Guaranteed Notes, 3.400% due 9/17/21	184,283
190,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	194,161
175,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	177,011
185,000	CVS Health Corp., Senior Unsecured Notes, 3.700% due 3/9/23	193,454
306,403	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	315,215
450,000	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	458,037
185,000	Mondelez International Inc., Senior Unsecured Notes, 3.000% due 5/7/20	185,891
6,491,000	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20	6,496,193
45,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	45,341
2,396,000	Spectrum Brands Inc., Company Guaranteed Notes, 6.625% due 11/15/22	2,437,930
	Tenet Healthcare Corp., Senior Secured Notes:
1,459,000	4.750% due 6/1/20	1,483,803
2,794,000	6.000% due 10/1/20	2,902,966
285,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	292,630
	Total Consumer Non-cyclical	16,888,269
Diversified – 0.1%
200,000	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	209,905
Energy – 1.1%
200,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	210,800
200,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	207,334
200,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	200,432
200,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	207,647
200,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	206,804
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	162,299
200,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	210,854
110,000	Occidental Petroleum Corp., Senior Unsecured Notes, 2.700% due 8/15/22	111,083
400,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	407,504
400,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	400,077
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Pertamina Persero PT, Senior Unsecured Notes:
$200,000	5.250% due 5/23/21	$209,096
200,000	4.875% due 5/3/22	211,333
150,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	154,875
400,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	400,744
200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%)(b)(c)	204,032
	Reliance Holding USA Inc., Company Guaranteed Notes:
250,000	4.500% due 10/19/20	255,264
250,000	5.400% due 2/14/22	267,065
140,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	148,044
400,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	400,386
	Total Energy	4,575,673
Financial – 2.9%
95,000	Air Lease Corp., Senior Unsecured Notes, 2.500% due 3/1/21	95,405
190,000	American Express Co., Senior Unsecured Notes, 3.700% due 11/5/21	196,610
185,000	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 3.625% due 5/1/22(a)	187,645
100,000	B3 SA – Brasil Bolsa Balcao, Senior Unsecured Notes, 5.500% due 7/16/20	102,251
300,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	318,378
350,000	Banco Bradesco SA, Subordinated Notes, 5.900% due 1/16/21	361,935
	Banco de Credito del Peru, Senior Unsecured Notes:
250,000	5.375% due 9/16/20(a)	257,625
200,000	5.375% due 9/16/20	206,100
150,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	156,600
200,000	Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782%)(b)(c)	210,752
200,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	206,752
200,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(b)(c)	198,002
	Bancolombia SA:
250,000	Senior Unsecured Notes, 5.950% due 6/3/21	263,903
100,000	Subordinated Notes, 6.125% due 7/26/20	102,776
200,000	Bangkok Bank PCL, Senior Unsecured Notes, 4.800% due 10/18/20	205,604
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Bank of America Corp., Senior Unsecured Notes, 3.269% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	$200,021
190,000	Bank of Montreal, Senior Unsecured Notes, 2.900% due 3/26/22	194,025
350,000	BBVA Bancomer SA, Subordinated Notes, 6.500% due 3/10/21	366,191
295,000	Capital One Financial Corp., Senior Unsecured Notes, 2.400% due 10/30/20	295,835
290,000	Citigroup Inc., Senior Unsecured Notes, 3.161% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	291,864
400,000	DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(b)(c)	400,500
200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	205,800
200,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	209,252
2,818,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22	2,863,792
100,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	103,700
400,000	Itau Unibanco Holding SA/Cayman Island, Subordinated Notes, 5.750% due 1/22/21	412,200
185,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 0.695%) due 4/1/23(b)	190,196
200,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(b)	204,346
150,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 3.519% (3-Month USD-LIBOR + 1.200%) due 12/29/21(b)	150,288
155,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 3.218% due 3/7/22	159,020
290,000	Morgan Stanley, Senior Unsecured Notes, 3.208% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	292,006
206,179	Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	187,880
	Prudential Financial Inc., Senior Unsecured Notes:
180,000	4.500% due 11/15/20	185,561
100,000	3.500% due 5/15/24	106,735
300,000	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	307,172
341,665	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	326,393
300,000	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	299,647
195,000	Toronto-Dominion Bank, Senior Unsecured Notes, 3.250% due 6/11/21	199,480
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	$203,752
200,000	United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(b)	202,648
195,000	Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	205,430
	Total Financial	11,834,072
Industrial – 7.4%
5,951,000	Arconic Inc., Company Guaranteed Notes, 1.625% due 10/15/19	5,936,609
7,526,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes, 4.625% due 5/15/23(a)	7,702,560
1,250,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(a)	1,175,000
2,006,000	Briggs & Stratton Corp., Company Guaranteed Notes, 6.875% due 12/15/20	2,011,015
1,675,000	Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Unsecured Notes, 6.250% due 10/30/19	1,541,000
110,000	FedEx Corp., Company Guaranteed Notes, 3.400% due 1/14/22	113,485
145,000	General Electric Co., Senior Unsecured Notes, 2.700% due 10/9/22	144,056
600,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.550% (3-Month USD-LIBOR + 4.400%) due 5/22/20(b)	600,000
1,300,000	MPC Container Ships Invest BV, Senior Secured Notes, 7.093% (3-Month USD-LIBOR + 4.750%) due 9/22/22(b)	1,300,021
190,000	Northrop Grumman Corp., Senior Unsecured Notes, 2.080% due 10/15/20	190,075
90,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	91,637
2,425,677	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	2,431,741
1,178,000	Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	1,223,241
300,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	297,000
200,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	215,250
185,000	Union Pacific Corp., Senior Unsecured Notes, 3.200% due 6/8/21	188,580
190,000	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/15/24	197,627
3,405,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	3,656,119
634,000	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	638,755
	Total Industrial	29,653,771
Technology – 1.3%
190,000	Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	191,847
919,000	CDK Global Inc., Senior Unsecured Notes, 3.800% due 10/15/19	919,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
$3,803,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 5.875% due 6/15/21(a)	$3,865,856
190,000	Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21	194,061
	Total Technology	5,170,764
Utilities – 1.3%
200,000	AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	211,800
195,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 5/15/21	194,926
95,000	DTE Energy Co., Senior Unsecured Notes, 2.529% due 10/1/24	95,809
200,000	Israel Electric Corp., Ltd, Senior Secured Notes, 6.875% due 6/21/23	229,482
190,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.900% due 4/1/22	194,073
	Pacific Gas & Electric Co., Senior Unsecured Notes:
1,550,000	3.500% due 10/1/20(f)	1,503,500
1,738,000	4.250% due 5/15/21(f)	1,690,205
655,000	3.250% due 9/15/21(f)	632,075
50,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	34,001
200,000	Perusahaan Listrik Negara PT, Senior Unsecured Notes, 5.500% due 11/22/21	212,500
180,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	190,163
	Total Utilities	5,188,534
	TOTAL CORPORATE BONDS & NOTES (Cost – $185,028,360)	184,531,143
SENIOR LOANS(b) – 11.2%
3,280,000	Advanced Disposal Services Inc., 4.385% (1-Week USD-LIBOR + 2.250%) due 11/10/23	3,282,067
1,954,880	Crestwood Holdings LLC, 9.710% (1-Month USD-LIBOR + 7.500%) due 3/6/23	1,866,910
2,829,000	Fieldwood Energy LLC, 7.506% (3-Month USD-LIBOR + 5.250%) due 4/11/22	2,478,911
3,780,690	Infor (US) Inc., 5.080% (3-Month USD-LIBOR + 2.750%) due 2/1/22	3,776,758
1,606,774	Internap Corp., 9.190% (1-Month USD-LIBOR + 7.000%) due 4/6/22	1,132,776
3,278,636	Kinetic Concepts Inc., 5.580% (3-Month USD-LIBOR + 3.250%) due 2/2/24	3,280,276
3,678,160	LSC Communications Inc., 7.627% (1-Week USD-LIBOR + 5.500%) due 9/30/22	3,094,252
700,817	Monitronics International Inc., 8.612% (1-Month USD-LIBOR + 6.500%) due 3/29/24	657,016
2,543,000	Shutterfly Inc., due 8/17/24(g)	2,540,355
777,648	Town Sports International LLC, 5.612% (1-Month USD-LIBOR + 3.500%) due 11/15/20	707,660
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
SENIOR LOANS(b) – (continued)
$4,210,000	Tribune Media Co., 5.112% (1-Month USD-LIBOR + 3.000%) due 1/26/24	$4,201,917
	Windstream Services LLC:
6,487,250	4.620% (1-Month USD-LIBOR + 2.500%) due 2/26/21	6,503,468
5,552,000	10.250% (Prime Lending Rate + 5.000%) due 3/29/21	5,630,838
5,938,811	Zayo Group LLC, 4.112% (1-Month USD-LIBOR + 2.000%) due 1/19/21	5,938,811
	TOTAL SENIOR LOANS (Cost – $46,460,641)	45,092,015
ASSET-BACKED SECURITIES – 10.7%
340,283	AccessLex Institute, Series 2004-2, Class A3, 2.466% (3-Month USD-LIBOR + 0.190%) due 10/25/24(b)	334,280
500,000	AIMCO CLO, Series 2015-AA, Class AR, 3.153% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	497,373
1,368,350	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	1,402,196
104,202	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.283% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	104,254
1,000,000	Assurant CLO IV Ltd., Series 2019-1A, Class A, 3.628% (3-Month USD-LIBOR + 1.350%) due 4/20/30(a)(b)	1,000,107
1,090,000	Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 2.954% (3-Month USD-LIBOR + 0.830%) due 11/17/27(a)(b)	1,086,830
500,000	Avery Point VII CLO Ltd., Series 2015-7A, Class AR, 3.443% (3-Month USD-LIBOR + 1.140%) due 1/15/28(a)(b)	499,981
201,698	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN6, Class A1, step bond to yield, 4.090% due 7/25/33(a)	201,668
918,278	Bayview Opportunity Master Fund IVa Trust 2019-SBR1, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	917,941
352,000	BSPRT Issuer Ltd., Series 2019-FL5, Class A, 3.475% (1-Month USD-LIBOR + 1.150%) due 5/15/29(a)(b)	352,197
500,000	Catamaran CLO Ltd., Series 2018-1A, Class A1, 3.526% (3-Month USD-LIBOR + 1.250%) due 10/25/31(a)(b)	498,664
1,000,000	Cathedral Lake V Ltd., Series 2018-5A, Class A1, 3.478% (3-Month USD-LIBOR + 1.200%) due 10/21/30(a)(b)	994,579
445,011	Credit Suisse Commercial Mortgage Capital Trust, Series 2018-RPL8, Class A1, 4.125% due 7/25/58(a)(b)	449,557
378,529	DRB Prime Student Loan Trust, Series 2016-R, Class A1, 4.166% (1-Month USD-LIBOR + 1.900%) due 10/25/44(a)(b)	381,427
217,669	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	219,052
386,094	FREED ABS Trust, Series 2019-1, Class A, 3.420% due 6/18/26(a)	387,533
	GLS Auto Receivables Issuer Trust:
361,751	Series 2019-1A, Class A, 3.370% due 1/17/23(a)	364,761
437,298	Series 2019-2A, Class A, 3.060% due 4/17/23(a)	440,118
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$384,381	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.350% due 8/15/22(a)	$386,274
345,000	GPMT Ltd., Series 2019-FL2, Class A, 3.495% (1-Month USD-LIBOR + 1.300%) due 2/22/36(a)(b)	345,966
1,000,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 3.436% (3-Month USD-LIBOR + 1.160%) due 1/27/31(a)(b)	992,851
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 3.458% (3-Month USD-LIBOR + 1.180%) due 10/20/31(a)(b)	993,787
500,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class A, 3.398% (3-Month USD-LIBOR + 1.120%) due 4/20/31(a)(b)	495,705
228,000	Hunt CRE Ltd., Series 2018-FL2, Class A, 3.275% (1-Month USD-LIBOR + 1.080%) due 8/15/28(a)(b)	228,000
	Invitation Homes Trust:
188,732	Series 2017-SFR2, Class A, 3.032% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	188,554
190,849	Series 2018-SFR1, Class A, 2.882% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	188,444
364,305	Jamestown CLO IV Ltd., Series 2014-4A, Class A1AR, 2.993% (3-Month USD-LIBOR + 0.690%) due 7/15/26(a)(b)	363,137
500,000	Kabbage Funding LLC, Series 2019-1, Class A, 3.825% due 3/15/24(a)	506,528
321,000	KREF Ltd., Series 2018-FL1, Class A, 3.297% (1-Month USD-LIBOR + 1.100%) due 6/15/36(a)(b)	321,515
500,000	Laurel Road Prime Student Loan Trust 2019-A, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	501,255
666,363	Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000% due 2/25/58(a)(b)	666,662
962,978	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.576% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	963,279
	Marlette Funding Trust:
191,251	Series 2018-3A, Class A, 3.200% due 9/15/28(a)	191,666
465,430	Series 2018-4A, Class A, 3.710% due 12/15/28(a)	470,271
429,709	Series 2019-2A, Class A, 3.130% due 7/16/29(a)	432,879
1,000,000	MP CLO VII LTD, Series 2015-1A, Class ARR, 3.380% (3-Month USD-LIBOR + 1.080%) due 10/18/28(a)(b)	995,105
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 3.795% (1-Month USD-LIBOR + 1.600%) due 2/15/36(a)(b)	342,301
278,436	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.193% due 1/25/23(a)	280,045
1,000,000	Ocean Trails CLO V, Series 2014-5A, Class ARR, 3.583% (3-Month USD-LIBOR + 1.280%) due 10/13/31(a)(b)	999,660
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 3.347% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	247,751
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$3,000,000	Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1A, 3.558% (3-Month USD-LIBOR + 1.280%) due 10/20/31(a)(b)	$2,992,588
	Prosper Marketplace Issuance Trust:
4,178	Series 2018-1A, Class A, 3.110% due 6/17/24(a)	4,178
474,118	Series 2019-1A, Class A, 3.540% due 4/15/25(a)(d)	476,165
400,472	Series 2019-2A, Class A, 3.200% due 9/15/25(a)	402,000
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3.513% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	999,368
1,000,000	Regatta Funding LP, Series 2013-2A, Class A1R2, 3.553% (3-Month USD-LIBOR + 1.250%) due 1/15/29(a)(b)	1,001,426
500,000	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3.236% (3-Month USD-LIBOR + 1.100%) due 5/20/31(a)(b)	496,114
	Sofi Consumer Loan Program LLC:
598,817	Series 2016-5, Class A, 3.060% due 9/25/28(a)	601,547
294,887	Series 2017-3, Class A, 2.770% due 5/25/26(a)	295,958
	Sofi Consumer Loan Program Trust:
48,368	Series 2018-2, Class A1, 2.930% due 4/26/27(a)	48,413
168,629	Series 2018-3, Class A1, 3.200% due 8/25/27(a)	169,081
360,002	Series 2019-1, Class A, 3.240% due 2/25/28(a)	364,336
	Sofi Professional Loan Program LLC:
465,494	Series 2015-C, Class A2, 2.510% due 8/25/33(a)	469,810
51,256	Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	51,173
399,453	Series 2019-A, Class A1FX, 3.180% due 6/15/48(a)	404,169
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 3.528% (3-Month USD-LIBOR + 1.250%) due 10/20/31(a)(b)	997,547
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 3.398% (3-Month USD-LIBOR + 1.120%) due 1/21/31(a)(b)	495,850
	Steele Creek CLO Ltd.:
1,000,000	Series 2015-1A, Class AR, 3.412% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	997,458
1,000,000	Series 2018-2A, Class A, 3.324% (3-Month USD-LIBOR + 1.200%) due 8/18/31(a)(b)	995,454
504,167	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330% due 5/20/39(a)	505,618
407,242	Tesla Auto Lease Trust, Series 2018-B, Class A, 3.710% due 8/20/21(a)	414,481
250,000	THL Credit Wind River 2012-1 CLO Ltd., Series 2012-1A, Class AR2, 3.183% (3-Month USD-LIBOR + 0.880%) due 1/15/26(a)(b)	249,857
1,000,000	Trimaran Cavu 2019-1 Ltd., Series 2019-1A, Class A1, 3.927% (3-Month USD-LIBOR + 1.460%) due 7/20/32(a)(b)	999,339
408,270	Triton Container Finance IV LLC, Series 2017-2A, Class A, 3.620% due 8/20/42(a)	415,442
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$442,758	Upgrade Receivables Trust, Series 2018-1A, Class A, 3.760% due 11/15/24(a)	$444,327
568,165	VOLT LXIV LLC, Series 2017-NP11, Class A1, step bond to yield, 3.375% due 10/25/47(a)	568,656
561,036	VOLT LXX LLC, Series 2018-NPL6, Class A1A, step bond to yield, 4.115% due 9/25/48(a)	563,185
954,061	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, step bond to yield, 3.967% due 9/25/48(a)	959,935
1,604,162	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, step bond to yield, 4.213% due 10/26/48(a)	1,613,397
403,083	VOLT LXXIII LLC, Series 2018-NPL9, Class A1A, step bond to yield, 4.458% due 10/25/48(a)	405,216
1,397,842	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, step bond to yield, 4.336% due 1/25/49(a)(d)	1,408,362
500,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.200% due 1/16/24(a)	502,734
524,910	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 3.476% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(b)	524,870
	TOTAL ASSET-BACKED SECURITIES (Cost – $42,941,773)	43,072,207
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.8%
2,618,618	Ajax Mortgage Loan Trust 2018-C, Series 2018-C, Class A, 4.360% due 9/25/65(a)(b)	2,663,745
	Atrium Hotel Portfolio Trust:
118,000	Series 2017-ATRM, Class E, 5.245% (1-Month USD-LIBOR + 3.050%) due 12/15/36(a)(b)	118,441
321,000	Series 2018-ATRM, Class D, 4.495% (1-Month USD-LIBOR + 2.300%) due 6/15/35(a)(b)	321,499
158,023	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	157,974
	BANK:
1,553,017	Series 2017-BNK4, Class XA, 1.592% due 5/15/50(b)(h)	123,355
1,879,453	Series 2017-BNK6, Class XA, 1.000% due 7/15/60(b)(h)	96,222
426,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.917% (1-Month USD-LIBOR + 0.722%) due 3/15/37(a)(b)	424,664
110,487	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.776% due 12/11/40(b)	113,174
	Bellemeade Re Ltd.:
235,807	Series 2018-2A, Class M1A, 3.095% (1-Month USD-LIBOR + 0.950%) due 8/25/28(a)(b)	235,892
1,400,000	Series 2019-2A, Class M1A, 3.145% (1-Month USD-LIBOR + 1.000%) due 4/25/29(a)(b)(d)	1,400,281
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	BHMS:
$75,000	Series 2018-ATLS, Class A, 3.445% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(b)	$74,999
650,000	Series 2018-ATLS, Class C, 4.095% (1-Month USD-LIBOR + 1.900%) due 7/15/35(a)(b)	650,600
	BHP Trust 2019-BXHP:
216,000	Series 2019-BXHP, Class A, 3.235% (1-Month USD-LIBOR + 0.975%) due 8/15/36(a)(b)	214,983
216,000	Series 2019-BXHP, Class C, 3.782% (1-Month USD-LIBOR + 1.522%) due 8/15/36(a)(b)	215,322
21,112	BSPRT Issuer Ltd., Series 2017-FL2, Class B, 3.595% (1-Month USD-LIBOR + 1.400%) due 10/15/34(a)(b)	21,129
	BX Commercial Mortgage Trust:
118,000	Series 2018-BIOA, Class E, 4.146% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	118,073
261,504	Series 2018-IND, Class A, 2.945% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(b)	261,607
	BX Trust:
227,800	Series 2017-APPL, Class B, 3.345% (1-Month USD-LIBOR + 1.150%) due 7/15/34(a)(b)	227,512
485,452	Series 2018-EXCL, Class A, 3.283% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(b)	483,017
250,000	Series 2018-GW, Class F, 4.615% (1-Month USD-LIBOR + 2.420%) due 5/15/35(a)(b)	250,937
118,000	Series 2018-MCSF, Class F, 4.842% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	118,590
323,000	Series 2019-MMP, Class B, 3.600% (1-Month USD-LIBOR + 1.300%) due 8/15/36(a)(b)	323,201
117,000	BXMT Ltd., Series 2017-FL1, Class C, 4.147% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	117,257
323,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 3.265% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(b)	323,501
1,685,248	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.468% due 5/10/50(b)(h)	124,722
	CFCRE Commercial Mortgage Trust:
1,369,624	Series 2017-C8, Class XA, 1.816% due 6/15/50(b)(h)	124,631
287,000	Series 2017-C8, Class XB, 1.120% due 6/15/50(b)(h)	18,956
405,000	Series 2018-TAN, Class B, 4.690% due 2/15/33(a)	433,428
325,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 2.985% (1-Month USD-LIBOR + 0.790%) due 7/15/32(a)(b)	325,000
118,000	CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 4.495% (1-Month USD-LIBOR + 2.300%) due 2/15/37(a)(b)	117,814
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	CHT Mortgage Trust:
$117,000	Series 2017-CSMO, Class A, 3.125% (1-Month USD-LIBOR + 0.930%) due 11/15/36(a)(b)	$116,962
77,000	Series 2017-CSMO, Class E, 5.195% (1-Month USD-LIBOR + 3.000%) due 11/15/36(a)(b)	77,072
41,000	Series 2017-CSMO, Class F, 5.936% (1-Month USD-LIBOR + 3.741%) due 11/15/36(a)(b)	41,051
178,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR, Class B, 3.345% (1-Month USD-LIBOR + 1.150%) due 12/15/36(a)(b)	177,665
955,479	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, step bond to yield, 4.125% due 3/25/59(a)	963,074
	CLNS Trust:
47,000	Series 2017-IKPR, Class D, 4.251% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	46,955
47,000	Series 2017-IKPR, Class E, 5.701% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	47,073
	Commercial Mortgage Trust:
21,896,433	Series 2013-CR9, Class XA, 0.163% due 7/10/45(b)(h)	71,006
2,151,602	Series 2013-LC6, Class XA, 1.491% due 1/10/46(b)(h)	80,673
325,000	Series 2014-FL5, Class C, 3.711% (1-Month USD-LIBOR + 2.150%) due 10/15/31(a)(b)	324,969
344,000	Series 2014-FL5, Class D, 3.711% (1-Month USD-LIBOR + 4.000%) due 10/15/31(a)(b)	340,201
321,000	Series 2015-CR23, Class CMD, 3.807% due 5/10/48(a)(b)	321,380
227,000	Series 2018-HCLV, Class A, 3.195% (1-Month USD-LIBOR + 1.000%) due 9/15/33(a)(b)	226,145
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 4.095% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	69,933
650,000	Series 2017-CHOP, Class E, 5.495% (1-Month USD-LIBOR + 3.300%) due 7/15/32(a)(b)	650,602
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	107,340
128,000	Series 2017-LSTK, Class D, 3.442% due 4/5/33(a)(b)	128,227
47,000	Series 2017-LSTK, Class E, 3.442% due 4/5/33(a)(b)	46,732
8,157,000	Series 2017-LSTK, Class XACP, 0.681% due 4/5/33(a)(b)(h)	33,009
2,969,000	Series 2017-LSTK, Class XBCP, 0.316% due 4/5/33(a)(b)(h)	4,853
	Credit Suisse Commercial Mortgage Securities Corp.:
344,000	Series 2019-SKLZ, Class A, 3.445% (1-Month USD-LIBOR + 1.250%) due 1/15/34(a)(b)	344,784
17,050,000	Series 2019-SKLZ, Class XCP, 1.622% due 7/15/34(a)(b)(h)	209,647
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$352,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 3.175% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(b)	$352,221
	CSAIL Commercial Mortgage Trust:
819,369	Series 2017-C8, Class XA, 1.394% due 6/15/50(b)(h)	51,551
4,805,884	Series 2017-CX10, Class XA, 0.861% due 11/15/50(b)(h)	227,323
3,530,510	Series 2018-CX12, Class XA, 0.779% due 8/15/51(b)(h)	158,601
230,000	CSWF, Series 2018-TOP, Class A, 3.195% (1-Month USD-LIBOR + 1.000%) due 8/15/35(a)(b)	229,853
	Deephaven Residential Mortgage Trust:
136,261	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	135,918
136,261	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	135,915
251,504	Series 2018-3A, Class A2, 3.891% due 8/25/58(a)(b)	253,239
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
549,614	Series 4703, Class FA, 2.545% (1-Month USD-LIBOR + 0.350%) due 7/15/47(b)	548,616
767,895	Series 4718, Class FA, 2.545% (1-Month USD-LIBOR + 0.350%) due 9/15/47(b)	766,376
	Federal National Mortgage Association (FNMA), REMICS:
322,100	Series 2010-113, Class FA, 2.545% (1-Month USD-LIBOR + 0.400%) due 10/25/40(b)	322,551
447,795	Series 2012-110, Class MF, 2.605% (1-Month USD-LIBOR + 0.460%) due 10/25/42(b)	449,138
714,729	Series 2012-56, Class FK, 2.595% (1-Month USD-LIBOR + 0.450%) due 6/25/42(b)	716,583
79,971	Series 2013-81, Class EF, 2.495% (1-Month USD-LIBOR + 0.350%) due 12/25/42(b)	79,917
574,560	Series 2014-84, Class BF, 2.752% (1-Month USD-LIBOR + 0.350%) due 12/25/44(b)	574,503
426,489	Series 2018-49, Class FB, 2.445% (1-Month USD-LIBOR + 0.300%) due 7/25/48(b)	425,747
202,496	Series 2018-55, Class FA, 2.445% (1-Month USD-LIBOR + 0.300%) due 8/25/48(b)	202,273
447,726	Series 2018-64, Class FA, 2.495% (1-Month USD-LIBOR + 0.350%) due 9/25/48(b)	445,244
418,364	Series 2018-77, Class FA, 2.445% (1-Month USD-LIBOR + 0.300%) due 10/25/48(b)	416,038
69,702	GPMT Ltd., Series 2018-FL1, Class A, 3.069% (1-Month USD-LIBOR + 0.900%) due 11/21/35(a)(b)	69,702
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 3.695% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	76,976
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$53,000	Series 2017-500K, Class F, 3.995% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	$53,016
551,000	Series 2018-FBLU, Class E, 4.945% (1-Month USD-LIBOR + 2.750%) due 11/15/35(a)(b)	554,618
200,000	Series 2018-TWR, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 7/15/31(a)(b)	199,562
200,000	Series 2018-TWR, Class D, 3.795% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(b)	199,203
	GS Mortgage Securities Trust:
5,261,193	Series 2016-GS4, Class XA, 0.698% due 11/10/49(b)(h)	152,550
1,766,210	Series 2017-GS6, Class XA, 1.190% due 5/10/50(b)(h)	121,877
3,614,917	Series 2017-GS8, Class XA, 1.124% due 11/10/50(b)(h)	228,826
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 3.245% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	77,925
1,286,019	Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766% due 6/25/48(a)(b)	1,306,487
	JP Morgan Chase Commercial Mortgage Securities Trust:
7,520	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(b)	7,494
3,003,247	Series 2014-C20, Class XA, 1.134% due 7/15/47(b)(h)	85,422
114,735	Series 2018-LAQ, Class A, 3.195% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	114,590
321,000	Series 2019-MFP, Class A, 3.155% (1-Month USD-LIBOR + 0.960%) due 7/15/36(a)(b)	320,800
488,980	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.016% (1-Month USD-LIBOR + 0.750%) due 4/25/46(a)(b)	486,975
1,358,834	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.519% due 11/15/48(b)(h)	55,019
227,000	Monarch Beach Resort Trust, Series 2018-MBR, Class A, 3.115% (1-Month USD-LIBOR + 0.920%) due 7/15/35(a)(b)	226,430
	Morgan Stanley Capital I Trust:
280,522	Series 2007-T27, Class AJ, 6.144% due 6/11/42(b)	299,186
164,000	Series 2011-C1, Class D, 5.554% due 9/15/47(a)(b)	170,318
550,000	Series 2013-WLSR, Class A, 2.695% due 1/11/32(a)	549,399
300,000	Series 2014-CPT, Class F, 3.560% due 7/13/29(a)(b)	302,839
1,494,860	Series 2016-UB11, Class XA, 1.767% due 8/15/49(b)(h)	118,422
4,169,002	Series 2016-UB12, Class XA, 0.924% due 12/15/49(b)(h)	169,373
76,000	Series 2017-ASHF, Class D, 4.395% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	75,904
162,000	Series 2017-ASHF, Class E, 5.345% (1-Month USD-LIBOR + 3.150%) due 11/15/34(a)(b)	161,796
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$123,000	Series 2017-ASHF, Class F, 6.545% (1-Month USD-LIBOR + 4.350%) due 11/15/34(a)(b)	$122,922
186,000	Series 2017-CLS, Class E, 4.145% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	186,116
206,000	Series 2017-CLS, Class F, 4.795% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	206,129
983,773	Series 2017-H1, Class XA, 1.598% due 6/15/50(b)(h)	75,597
142,000	Series 2018-SUN, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(b)	141,887
547,342	Motel 6 Trust, Series 2017-MTL6, Class A, 3.115% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	547,165
534,000	MSCG Trust, Series 2018-SELF, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 10/15/37(a)(b)	534,527
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 3.349% (1-Month USD-LIBOR + 1.154%) due 7/15/33(a)(b)	349,583
350,000	Series 2018-850T, Class D, 3.649% (1-Month USD-LIBOR + 1.454%) due 7/15/33(a)(b)	349,582
109,347	Series 2018-FL1, Class A, 3.275% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	109,053
344,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646% due 7/15/45(a)	346,506
888,186	PRPM LLC, Series 2019-1A, Class A1, step bond to yield, 4.500% due 1/25/24(a)(d)	897,665
36,000	RAIT Trust, Series 2017-FL7, Class AS, 3.495% (1-Month USD-LIBOR + 1.300%) due 6/15/37(a)(b)	35,780
641,815	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	639,004
	Rosslyn Portfolio Trust:
198,000	Series 2017-ROSS, Class A, 3.145% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	197,989
35,000	Series 2017-ROSS, Class B, 3.445% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	34,964
352,000	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 4.495% (1-Month USD-LIBOR + 2.300%) due 5/15/36(a)(b)	352,458
166,792	SLIDE, Series 2018-FUN, Class A, 3.095% (1-Month USD-LIBOR + 0.900%) due 6/15/31(a)(b)	166,685
	UBS Commercial Mortgage Trust:
1,835,829	Series 2012-C1, Class XA, 2.243% due 5/10/45(a)(b)(h)	78,020
1,114,539	Series 2017-C1, Class XA, 1.734% due 6/15/50(b)(h)	102,816
296,840	Verus Securitization Trust, Series 2018-1, Class A1, 2.929% due 2/25/48(a)(b)	297,116
1,382,502	Verus Securitization Trust 2019-INV2, Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,384,892
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$510,811	VMC Finance LLC, Series 2018-FL2, Class A, 3.117% (1-Month USD-LIBOR + 0.920%) due 10/15/35(a)(b)	$509,872
	Wells Fargo Commercial Mortgage Trust:
2,840,633	Series 2015-LC22, Class XA, 0.993% due 9/15/58(b)(h)	113,067
6,093,534	Series 2015-NXS2, Class XA, 0.870% due 7/15/58(b)(h)	175,310
3,479,151	Series 2018-C46, Class XA, 1.113% due 8/15/51(b)(h)	209,752
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $36,463,389)	35,470,652
U.S. GOVERNMENT OBLIGATIONS – 0.9%
	U.S. Treasury Notes:
710,000	2.250% due 3/31/20	711,387
1,040,000	1.625% due 4/30/23	1,047,394
1,650,000	2.250% due 12/31/23	1,707,428
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $3,379,839)	3,466,209
SOVEREIGN BONDS – 0.5%
Brazil – 0.1%
200,000	Brazilian Government International Bond, 4.875% due 1/22/21	207,602
Colombia – 0.1%
450,000	Colombia Government International Bond, 4.375% due 7/12/21	466,879
Dominican Republic – 0.1%
400,000	Dominican Republic International Bond, 7.500% due 5/6/21	420,504
Indonesia – 0.1%
400,000	Perusahaan Penerbit SBSN Indonesia III, 3.400% due 3/29/22	408,584
Mexico – 0.1%
200,000	Nacional Financiera SNC, 3.375% due 11/5/20	201,252
Thailand – 0.0%
200,000	Export Import Bank of Thailand, 3.036% (3-Month USD-LIBOR + 0.900%) due 11/20/23(b)	200,600
	TOTAL SOVEREIGN BONDS (Cost – $1,898,771)	1,905,421
MORTGAGE-BACKED SECURITY – 0.2%
FNMA – 0.2%
600,000	Federal National Mortgage Association (FNMA), 2.670% due 9/1/21 (Cost – $606,152)	608,356
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 5.7%
456,184	iShares Core 1-5 Year USD Bond
	(Cost – $22,868,636)	$23,105,720
COMMON STOCK – 0.0%
BASIC MATERIALS – 0.0%
Forest Products & Paper – 0.0%
20,309	Appvion Inc.*(d)(e)
	(Cost – $395,660)	201,059
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost – $340,043,220)	337,452,782
Face Amount†
SHORT-TERM INVESTMENTS – 15.4%
COMMERCIAL PAPERS – 10.8%
$1,344,000	Arrow Electronics Inc., 2.556% due 9/16/19(i)	1,342,393
	Boston Scientific Corp.:
2,622,000	2.404% due 9/5/19(i)	2,621,013
1,344,000	2.445% due 9/13/19(i)	1,342,810
6,215,000	Campbell Soup Co., 2.409% due 10/7/19(i)	6,199,813
5,684,000	Dow Chemical Co., 2.276% due 9/27/19(i)	5,673,805
4,569,000	EI du Pont de Nemours & Co., 2.304% due 9/10/19(i)	4,565,873
5,564,000	Keurig Dr Pepper Inc., 2.257% due 10/2/19(i)	5,552,208
5,697,000	Marriott International Inc., 2.356% due 9/16/19(i)	5,690,855
4,589,000	Mondelez International Inc., 2.326% due 9/19/19(i)	4,583,162
5,698,000	Royal Caribbean Ltd., 2.487% due 9/20/19(i)	5,690,382
	TOTAL COMMERCIAL PAPERS
	(Cost – $43,266,778)	43,262,314
TIME DEPOSITS – 3.9%
12,665,259	Citibank – New York, 1.490% due 9/3/19	12,665,259
2,824,574	JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	2,824,574
	TOTAL TIME DEPOSITS
	(Cost – $15,489,833)	15,489,833
U.S. GOVERNMENT OBLIGATIONS – 0.7%
	U.S. Treasury Bills:
590,000	2.139% due 9/19/19(i)	589,373
530,000	2.385% due 10/10/19(i)	528,646
660,000	2.532% due 11/7/19(i)	657,678
390,000	1.968% due 12/5/19(i)	388,091
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$860,000	1.964% due 1/30/20(i)	$853,445
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost – $3,015,945)	3,017,233
	TOTAL SHORT-TERM INVESTMENTS
	(Cost – $61,772,556)	61,769,380
	TOTAL INVESTMENTS – 99.3%
	(Cost – $401,815,776#)	399,222,162
	Other Assets in Excess of Liabilities – 0.7%	2,626,213
	TOTAL NET ASSETS – 100.0%	$401,848,375

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $131,302,325 and represents 32.67% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2019.

(c)
Security is perpetual in nature and has no stated maturity date.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $11,385,557 and represents 2.83% of net assets.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Security is currently in default.

(g)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlementdate, including coupon rate.

(h)
Interest only security.

(i)
Rate shown represents yield-to-maturity.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CLO
 —   Collateralized Loan Obligation

CMT
 —   Constant Maturity Treasury Index

EURIBOR
 —   Euro Interbank Offered Rate

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

LP
 —   Limited Partnership

PCL
 —   Public Company Limited

PLC
 —   Public Limited Company

REMICS
 —   Real Estate Mortgage Investment Conduit

STIBOR
 —   Stockholm Interbank Offered Rate

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

Summary of Investments by Security Type^
Corporate Bonds & Notes	46.2%
Senior Loans	11.3
Asset-Backed Securities	10.8
Collateralized Mortgage Obligations	8.9
Exchange Traded Fund (ETF)	5.7
U.S. Government Obligations	0.9
Sovereign Bonds	0.5
Mortgage-Backed Security	0.2
Common Stock	0.0*
Short-Term Investments	15.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

At August 31, 2019, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	8,020,000	BBH	$8,820,427	9/13/19	$193,010	$—	$193,010
Swedish Krona	7,050,000	BBH	718,780	9/13/19	19,160	—	19,160
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$212,170	$—	$212,170

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
EUR — Euro	BBH — Brown Brothers Harriman & Co.
SEK — Swedish Krona
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 63.2%
Argentina – 0.1%
$900,000	Pampa Energia SA, Senior Unsecured Notes, 7.375% due 7/21/23	$612,009
Australia – 0.9%
550,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	644,160
4,100,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	4,108,856
2,000,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	2,200,000
	Total Australia	6,953,016
Austria – 0.1%
554,000	JBS Investments GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	566,465
Bahamas – 0.8%
5,819,000	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(b)	6,233,604
Bermuda – 1.2%
1,000,000	Catlin Insurance Co., Ltd., Junior Subordinated Notes, 5.278% (3-Month USD-LIBOR + 2.975%)(a)(b)(c)	995,000
1,100,000	Digicel Group Two Ltd., Senior Unsecured Notes, 8.250% due 9/30/22(b)	198,000
3,136,000	Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	3,256,439
5,100,000	Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	5,049,000
	Total Bermuda	9,498,439
Brazil – 2.0%
1,600,000	B3 SA – Brasil Bolsa Balcao, Senior Unsecured Notes, 5.500% due 7/16/20	1,636,016
1,800,000	Banco Bradesco SA, Subordinated Notes, 5.900% due 1/16/21	1,861,380
	Banco BTG Pactual SA:
2,300,000	Senior Unsecured Notes, 4.000% due 1/16/20	2,300,023
700,000	Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	726,250
1,900,000	Banco do Brasil SA, Junior Subordinated Notes, 8.500% (5-Year CMT Index + 7.782%)(a)(c)	2,002,144
3,230,000	Globo Comunicacao e Participacoes SA, Senior Unsecured Notes, 4.875% due 4/11/22	3,351,125
	Itau Unibanco Holding SA:
400,000	Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.981%)(a)(c)	404,200
	Subordinated Notes:
800,000	6.200% due 4/15/20	812,440
2,400,000	5.750% due 1/22/21	2,473,200
400,000	6.200% due 12/21/21	422,500
	Total Brazil	15,989,278
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
British Virgin Islands – 2.8%
$3,200,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	$3,317,345
4,965,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	5,154,837
1,200,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	1,240,824
4,800,000	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	4,914,745
3,900,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	3,903,759
2,300,000	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.000% due 9/29/21(b)	2,280,330
1,200,000	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 3.000% due 4/12/22(b)	1,218,638
	Total British Virgin Islands	22,030,478
Canada – 0.4%
950,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	1,033,125
1,872,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	1,953,900
673,000CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	505,798
	Total Canada	3,492,823
Cayman Islands – 3.9%
1,500,000	Banco Continental SA Via Continental Senior Trustees Cayman Ltd., Senior Unsecured Notes, 5.500% due 11/18/20	1,552,500
	Braskem Finance Ltd., Company Guaranteed Notes:
650,000	7.000% due 5/7/20	664,605
2,000,000	5.750% due 4/15/21	2,062,800
4,500,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(b)	4,552,253
200,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	206,750
2,000,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,060,100
771,924	Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	783,503
1,900,000	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	1,994,093
2,600,000	Latam Finance Ltd., Company Guaranteed Notes, 6.875% due 4/11/24	2,697,526
2,495,000	Nexteer Automotive Group Ltd., Company Guaranteed Notes, 5.875% due 11/15/21(b)	2,538,365
230,920	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	210,426
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Cayman Islands – (continued)
$5,833,933	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(b)(d)	$5,573,157
1,900,000	Tecnoglass Inc., Company Guaranteed Notes, 8.200% due 1/31/22	2,044,875
4,129,000	Vantage Drilling International, Senior Secured Notes, 9.250% due 11/15/23(b)	4,190,935
	Total Cayman Islands	31,131,888
Chile – 2.3%
3,200,000	AES Gener SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	3,388,800
500,000	Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	518,771
500,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	520,000
300,000	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 3.875% due 11/3/21	308,073
3,000,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	3,124,586
5,135,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,347,034
900,000	Sociedad Quimica y Minera de Chile SA, Senior Unsecured Notes, 5.500% due 4/21/20	916,875
4,000,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	4,129,837
	Total Chile	18,253,976
Colombia – 1.8%
	Bancolombia SA:
4,071,000	Senior Unsecured Notes, 5.950% due 6/3/21	4,297,388
1,100,000	Subordinated Notes, 6.125% due 7/26/20	1,130,536
	Colombia Telecomunicaciones SA ESP:
1,222,000	Junior Subordinated Notes, 8.500% (5-Year USD Swap Rate + 6.958%)(a)(c)	1,255,617
1,443,000	Senior Unsecured Notes, 5.375% due 9/27/22	1,455,626
1,145,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.700% due 5/18/21	1,197,968
4,500,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	4,584,420
	Total Colombia	13,921,555
Denmark – 0.1%
600,000EUR	Georg Jensen AS, Senior Secured Notes, 6.000% due 5/15/23	652,836
Dominican Republic – 0.1%
1,100,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,148,400
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
France – 0.6%
$1,000,000	BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%)(a)(b)(c)	$1,047,500
1,675,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(c)	1,952,919
	Societe Generale SA, Junior Subordinated Notes:
1,090,000	7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(c)	1,175,838
490,000	8.000% (5-Year USD 1100 Run ICE Swap Rate + 5.873%)(a)(b)(c)	547,575
	Total France	4,723,832
Germany – 0.4%
2,765,000EUR	LifeFit Group, 7.500% due 7/26/23	3,064,704
India – 1.4%
1,000,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.950% due 1/19/22	1,027,499
	Bharat Petroleum Corp., Ltd, Senior Unsecured Notes:
300,000	4.375% due 1/24/22	311,040
4,000,000	4.625% due 10/25/22	4,216,000
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
2,995,000	5.625% due 8/2/21	3,157,534
2,000,000	5.750% due 8/1/23	2,216,305
	Total India	10,928,378
Indonesia – 1.0%
	Pertamina Persero PT, Senior Unsecured Notes:
4,100,000	5.250% due 5/23/21	4,286,460
2,500,000	4.875% due 5/3/22	2,641,665
1,000,000	Perusahaan Listrik Negara PT, Senior Unsecured Notes, 5.500% due 11/22/21	1,062,500
	Total Indonesia	7,990,625
Ireland – 0.4%
3,100,000	C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	3,362,880
Israel – 0.4%
2,479,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	2,514,613
500,000	Israel Electric Corp., Ltd, Senior Secured Notes, 6.875% due 6/21/23	573,705
	Total Israel	3,088,318
Italy – 1.6%
635,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(c)	646,112
10,374,000EUR	Linkem SpA, Senior Secured Notes, 7.000% due 8/9/22(e)(f)	11,230,521
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Italy – (continued)
$450,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)(a)(c)@	$461,138
	Total Italy	12,337,771
Luxembourg – 0.6%
1,400,000	Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22(b)	1,421,000
	Millicom International Cellular SA, Senior Unsecured Notes:
2,200,000	6.000% due 3/15/25	2,285,250
600,000	6.625% due 10/15/26	654,000
400,000	Swiss Re Finance Luxembourg SA, Company Guaranteed Notes, 5.000% (5-Year CMT Index + 3.582%) due 4/2/49(a)(b)	441,000
	Total Luxembourg	4,801,250
Malaysia – 1.7%
6,200,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	6,275,507
1,715,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,752,267
500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	509,603
5,055,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	5,064,402
	Total Malaysia	13,601,779
Marshall Islands – 1.0%
5,067,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)	4,762,980
2,000,000	Chembulk Holding LLC, Senior Secured Notes, 8.000% due 2/2/23(b)	1,935,000
1,200,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.550% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	1,200,000
	Total Marshall Islands	7,897,980
Mauritius – 0.4%
3,000,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	3,020,601
Mexico – 3.8%
5,400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(a)(c)	5,346,054
3,700,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 3.800% (5-Year CMT Index + 3.000%) due 8/11/26(a)	3,746,287
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)(b)	531,880
	BBVA Bancomer SA:
2,000,000	Junior Subordinated Notes, 7.250% due 4/22/20	2,050,020
	Subordinated Notes:
1,500,000	6.500% due 3/10/21	1,569,390
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – (continued)
$1,300,000	6.750% due 9/30/22	$1,404,000
1,943,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	1,933,304
	Cemex SAB de CV, Senior Secured Notes:
1,200,000	6.125% due 5/5/25	1,243,812
1,000,000	7.750% due 4/16/26	1,076,260
1,700,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	1,719,536
700,000	Credito Real SAB de CV SOFOM ER, Senior Unsecured Notes, 7.250% due 7/20/23	730,632
	Grupo Bimbo SAB de CV:
2,610,000	Company Guaranteed Notes, 4.875% due 6/30/20	2,656,615
3,400,000	Subordinated Notes, 5.950% (5-Year CMT Index + 3.280%)(a)(c)	3,561,534
2,950,000	Unifin Financiera SAB de CV SOFOM ENR, Company Guaranteed Notes, 7.250% due 9/27/23	3,005,342
	Total Mexico	30,574,666
Netherlands – 1.9%
400,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Company Guaranteed Notes, 7.950% due 5/11/26	426,504
3,903,000	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.750% due 9/30/24(b)	4,098,150
1,400,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	1,481,382
400,000	ING Groep NV, Junior Subordinated Notes, 6.750% (5-Year USD Swap Rate + 4.204%)(a)(c)	419,768
3,000,000	MPC Container Ships Invest BV, Senior Secured Notes, 7.093% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)	3,000,048
1,044,000	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,077,930
200,000	Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20	200,769
4,400,000	VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	4,543,000
	Total Netherlands	15,247,551
Norway – 0.2%
2,200,000	Jacktel AS, Senior Secured Notes, 10.000% due 12/4/23(b)	1,958,000
Panama – 1.4%
1,500,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20	1,501,875
800,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	800,008
4,667,747	ENA Norte Trust, Pass Thru Certificates, 4.950% due 4/25/23	4,801,992
2,900,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	2,984,100
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Panama – (continued)
$1,000,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	$1,030,000
	Total Panama	11,117,975
Peru – 1.0%
165,000	Banco BBVA Peru SA, Senior Unsecured Notes, 5.000% due 8/26/22	175,108
5,555,000	Banco de Credito del Peru, Senior Unsecured Notes, 5.375% due 9/16/20(b)	5,724,427
1,900,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	1,964,144
	Total Peru	7,863,679
Philippines – 0.1%
800,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	820,802
Portugal – 0.0%
70,068	Invepar, zero coupon due 12/30/28(e)(f)	2,996
Singapore – 2.8%
	DBS Group Holdings Ltd.:
5,000,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(c)	5,006,250
200,000	Senior Unsecured Notes, 2.943% (3-Month USD-LIBOR + 0.490%) due 6/8/20(a)	200,176
500,000	Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	534,385
4,015,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	4,015,777
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,053,671
3,450,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	3,508,452
	United Overseas Bank Ltd., Subordinated Notes:
4,500,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	4,559,580
400,000	2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	400,520
600,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	625,249
	Total Singapore	21,904,060
Switzerland – 0.4%
	Credit Suisse Group AG, Junior Subordinated Notes:
1,000,000	6.375% (5-Year CMT Index + 4.822%)(a)(b)(c)	1,033,000
655,000	7.500% (5-Year USD Swap Rate + 4.600%)(a)(b)(c)	697,640
1,400,000	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%)(a)(c)@	1,532,404
	Total Switzerland	3,263,044
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Thailand – 0.6%
$1,300,000	Bangkok Bank PCL, Senior Unsecured Notes, 4.800% due 10/18/20	$1,336,426
3,200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 4.600% (5-Year CMT Index + 2.724%)(a)(c)	3,264,520
	Total Thailand	4,600,946
United Kingdom – 2.3%
1,700,000	Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%)(a)(c)	1,736,125
1,713,000EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000%) due 7/3/23(a)	1,882,672
2,015,000	Inmarsat Finance PLC, Company Guaranteed Notes, 6.500% due 10/1/24(b)	2,118,269
1,900,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%)(a)(c)	1,964,375
4,600,000	MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24	4,703,546
1,645,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(c)	1,741,644
2,300,000EUR	SB Holdco PLC, Senior Secured Notes, 8.000% (3-Month EURIBOR + 8.000%) due 7/13/22(a)	2,445,661
600,000	Standard Chartered PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 5.723%)(a)(b)(c)	642,000
	Vedanta Resources Ltd., Senior Unsecured Notes:
800,000	7.125% due 5/31/23	765,200
200,000	6.125% due 8/9/24	180,100
370,000	Vodafone Group PLC, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	418,433
	Total United Kingdom	18,598,025
United States – 22.7%
1,585,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	1,690,006
167,010	America West Airlines Pass-Through Trust, Pass Thru Certificates, 8.057% due 7/2/20	173,636
706,000	American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%)(a)(c)	706,353
1,350,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	1,427,760
1,230,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	1,340,700
2,369,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	2,380,845
	Bank of America Corp., Junior Subordinated Notes:
1,060,000	6.100% (3-Month USD-LIBOR + 3.898%)(a)(c)	1,155,400
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$275,000	6.250% (3-Month USD-LIBOR + 3.705%)(a)(c)	$299,750
1,340,000	6.300% (3-Month USD-LIBOR + 4.553%)(a)(c)	1,512,525
245,000	Bayer US Finance II LLC, Company Guaranteed Notes, 2.979% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	245,054
1,740,000	BB&T Corp., Junior Subordinated Notes, 4.800% (5-Year CMT Index + 3.003%)(a)(c)	1,753,050
1,600,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%)(a)(c)	1,618,000
995,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(a)(c)	1,042,262
290,000	CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%)(a)(c)	294,846
2,105,000	CITGO Petroleum Corp., Senior Secured Notes, 6.250% due 8/15/22(b)	2,115,525
	Citigroup Inc., Junior Subordinated Notes:
2,389,000	5.950% (3-Month USD-LIBOR + 3.905%)(a)(c)	2,556,230
500,000	6.300% (3-Month USD-LIBOR + 3.423%)(a)(c)	530,750
675,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.960%)(a)(c)	680,062
1,175,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%)(a)(c)	1,263,125
	Comcast Corp., Company Guaranteed Notes:
520,000	2.649% (3-Month USD-LIBOR + 0.330%) due 10/1/20(a)	520,725
520,000	3.300% due 10/1/20	527,566
260,000	2.759% (3-Month USD-LIBOR + 0.440%) due 10/1/21(a)	260,610
483,210	Continental Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 5.983% due 4/19/22	512,202
303,019	Continental Airlines Class A-1 Pass-Through Trust, Pass-Thru Certificates, 7.707% due 4/2/21	314,382
20,787	Continental Airlines Class C-2 Pass-Through Trust, Pass-Thru Certificates, 6.236% due 3/15/20	21,166
3,675,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	3,831,298
4,227,000	CSC Holdings LLC, Company Guaranteed Notes, 5.375% due 7/15/23(b)	4,344,342
535,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(b)(c)	505,575
1,615,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(b)	1,695,750
1,060,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%)(a)(c)	1,065,385
7,688,000	Dollar Tree Inc., Senior Unsecured Notes, 3.003% (3-Month USD-LIBOR + 0.700%) due 4/17/20(a)	7,688,471
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$2,922,000	DXC Technology Co., Senior Unsecured Notes, 3.082% (3-Month USD-LIBOR + 0.950%) due 3/1/21(a)	$2,922,002
135,000	Farm Credit Bank of Texas, Junior Subordinated Notes, 6.200% (3-Month USD-LIBOR + 3.223%)(a)(b)(c)(e)	145,393
1,944,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	1,950,075
5,222,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.226% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	5,222,774
2,900,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.550% due 11/14/24	2,928,449
2,126,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,206,505
6,487,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(b)	5,757,212
2,120,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%)(a)(c)	1,923,900
1,935,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%)(a)(c)	1,799,550
	Goldman Sachs Group Inc., Junior Subordinated Notes:
325,000	5.375% (3-Month USD-LIBOR + 3.922%)(a)(c)	328,250
2,524,000	5.500% (5-Year CMT Index + 3.623%)(a)(c)	2,637,310
1,410,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(b)	1,350,075
5,133,000	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(b)	4,465,710
3,207,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 5/15/26(b)	3,347,467
10,927,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	10,954,882
	JPMorgan Chase & Co., Junior Subordinated Notes:
1,745,000	5.000% (SOFR rate + 3.380%)(a)(c)	1,810,438
2,650,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(c)	2,951,437
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(a)(c)	485,687
	Land O’ Lakes Inc., Junior Subordinated Notes:
415,000	7.000%(b)(c)(e)	394,250
2,050,000	7.250%(b)(c)(e)	1,991,062
8,428,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(b)	8,406,930
3,418,000	LSC Communications Inc., Senior Secured Notes, 8.750% due 10/15/23(b)(d)	2,580,590
1,125,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%)(a)(c)	1,178,437
985,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%)(a)(c)	1,056,412
13,692,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	13,863,150
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$510,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%)(a)(c)	$507,358
2,625,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.950% due 3/1/26(g)	2,533,125
902,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%)(a)(c)	926,805
955,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,086,312
	Reliance Holding USA Inc., Company Guaranteed Notes:
3,700,000	4.500% due 10/19/20	3,777,914
2,400,000	5.400% due 2/14/22	2,563,823
538,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	470,078
3,350,000	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	2,361,750
2,273,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	2,398,015
4,400,000	Southern Copper Corp., Senior Unsecured Notes, 5.375% due 4/16/20	4,471,548
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%)(a)(c)	1,370,200
4,020,000	Tapestry Inc., Senior Unsecured Notes, 4.250% due 4/1/25	4,162,332
7,639,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	7,647,403
632,299	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	179,221
	Trimble Inc., Senior Unsecured Notes:
2,930,000	4.150% due 6/15/23	3,073,703
3,901,000	4.750% due 12/1/24	4,216,969
945,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	947,363
2,083,000	W&T Offshore Inc., Secured Notes, 9.750% due 11/1/23(b)	2,010,095
5,628,000	Welbilt Inc., Company Guaranteed Notes, 9.500% due 2/15/24	6,043,065
3,810,000	Wells Fargo & Co., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(a)(c)	4,201,630
	Total United States	180,680,007
	TOTAL CORPORATE BONDS & NOTES (Cost – $499,411,914)	501,934,636
SENIOR LOANS(a) – 9.0%
1,539,572	Appvion Operations Inc., 8.230% (3-Month USD-LIBOR + 6.000%) due 6/12/26	1,508,780
2,626,994	BI-LO LLC, 10.330% (3-Month USD-LIBOR + 8.000%) due 5/31/24	2,511,406
6,826,346	Crestwood Holdings LLC, 9.710% (1-Month USD-LIBOR + 7.500%) due 3/6/23	6,519,161
4,753,720	Dell International LLC, 4.120% (1-Month USD-LIBOR + 2.000%) due 9/7/23	4,763,085
4,538,000	Fieldwood Energy LLC, 7.506% (3-Month USD-LIBOR + 5.250%) due 4/11/22	3,976,422
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SENIOR LOANS(a) – (continued)
$2,168,000	General Nutrition Centers Inc., 9.120% (1-Month USD-LIBOR + 7.000%) due 12/31/22	$2,187,642
6,212,900	IEA Energy Services LLC, 10.416% (1-Month USD-LIBOR + 8.250%) due 9/25/24	5,979,916
5,382,391	Internap Corp., 9.190% (1-Month USD-LIBOR + 7.000%) due 4/6/22	3,794,586
2,857,130	Lee Enterprises Inc., 12.000% (3-Month USD-LIBOR + 12.000%) due 12/15/22	2,828,559
2,646,589	LSC Communications Inc., 7.627% (1-Week USD-LIBOR + 5.500%) due 9/30/22	2,226,443
3,679,187	McDermott International Inc., 7.110% (1-Month USD-LIBOR + 5.000%) due 5/12/25	3,368,774
1,153,891	Monitronics International Inc., 8.612% (1-Month USD-LIBOR + 6.500%) due 3/29/24	1,081,773
1,079,000	PMHC II Inc., 9.933% (3-Month USD-LIBOR + 7.750%) due 3/30/26	873,990
2,450,000	Production Resource Group LLC, 9.160% (3-Month USD-LIBOR + 7.000%) due 8/21/24	2,401,000
1,069,837	RA Acquistion Purchaser LLC, 12.330% (3-Month USD-LIBOR + 10.000%) due 5/31/23(f)	1,069,837
1,410,952	Town Sports International LLC, 5.612% (1-Month USD-LIBOR + 3.500%) due 11/15/20	1,283,966
5,293,180	Trico Group LLC, 9.330% (3-Month USD-LIBOR + 7.000%) due 2/2/24	5,134,385
	Windstream Services LLC:
9,515,903	4.620% (1-Month USD-LIBOR + 2.500%) due 2/26/21	9,539,693
7,653,000	10.250% (Prime Lending Rate + 5.000%) due 3/29/21	7,761,673
2,735,860	YI LLC, 6.330% (3-Month USD-LIBOR + 4.000%) due 11/7/24	2,725,601
	TOTAL SENIOR LOANS (Cost – $74,030,670)	71,536,692
SOVEREIGN BONDS – 3.8%
Brazil – 0.1%
900,000	Brazilian Government International Bond, 4.875% due 1/22/21	934,209
Chile – 0.3%
2,000,000	Chile Government International Bond, 2.250% due 10/30/22	2,010,000
Colombia – 0.9%
6,900,000	Colombia Government International Bond, 4.375% due 7/12/21	7,158,819
Costa Rica – 0.1%
1,150,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,208,937
Dominican Republic – 0.8%
6,320,000	Dominican Republic International Bond, 7.500% due 5/6/21	6,643,963
India – 0.3%
2,000,000	Export-Import Bank of India, 3.125% due 7/20/21	2,023,927
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Indonesia – 0.9%
	Indonesia Government International Bond:
$3,000,000	4.875% due 5/5/21	$3,117,069
2,795,000	3.700% due 1/8/22	2,876,528
1,000,000	Perusahaan Penerbit SBSN Indonesia III, 3.400% due 3/29/22	1,021,460
	Total Indonesia	7,015,057
Mexico – 0.1%
800,000	Nacional Financiera SNC, 3.375% due 11/5/20	805,008
Peru – 0.2%
1,500,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	1,543,500
Philippines – 0.1%
1,000,000	Philippine Government International Bond, 4.000% due 1/15/21	1,024,851
	TOTAL SOVEREIGN BONDS (Cost – $30,074,462)	30,368,271
Shares/Units
PREFERRED STOCKS – 2.3%
Bermuda – 0.4%
30,926	Aspen Insurance Holdings Ltd., 5.625%(c)	800,983
17,350	Athene Holding Ltd., 6.350% (3-Month USD-LIBOR + 4.253%)*(a)(c)	493,261
19,389	Axis Capital Holdings Ltd., 5.500%(c)	492,287
42,868	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(c)	1,144,147
	Total Bermuda	2,930,678
United States – 1.9%
10,100	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(c)	276,740
3,000	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(c)	317,250
1,000	Dairy Farmers of America Inc., 7.875%(b)(c)	100,000
50,000	Delphi Financial Group Inc., 5.348% (3-Month USD-LIBOR + 3.190%)(a)	1,125,000
21,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(c)	2,345,297
25,550	GMAC Capital Trust I, 7.943% (3-Month USD-LIBOR + 5.785%)(a)	669,410
54,847	Huntington Bancshares Inc., 6.250%(c)	1,450,155
	Morgan Stanley:
75,960	5.850%(3-Month USD-LIBOR + 3.491%(a)(c)(d)	2,050,920
49,200	6.375% (3-Month USD-LIBOR + 3.708%(a)(c)	1,365,300
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(c)	556,000
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(c)	928,800
43,830	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)(a)(c)	1,200,942
13,000	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)*(a)(c)	342,420
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
United States – (continued)
90,000	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(a)(c)	$2,462,400
	Total United States	15,190,634
	TOTAL PREFERRED STOCKS (Cost – $17,834,397)	18,121,312
COMMON STOCKS – 1.2%
Colombia – 0.0%
21,182	Frontera Energy Corp.(f)	204,438
United States – 1.2%
267,281	Appvion Inc.*(e)(f)	2,646,082
219,500	Forum Merger II Corp., Class A Shares*(e)	2,216,950
61,500	Landcadia Holdings II Inc., Class A Shares*	602,700
52	Real Alloy Holding Inc.*(e)(f)	1,737,095
136,369	Tuscan Holdings Corp.*	1,350,053
80,750	Tuscan Holdings Corp. II*(e)	786,505
	Total United States	9,339,385
	TOTAL COMMON STOCKS (Cost – $10,993,587)	9,543,823
WARRANTS – 0.0%
Brazil – 0.0%
58,463	OAS SA*(f)	—
United States – 0.0%
40,375	Tuscan Holdings Corp. II*(e)	23,418
	TOTAL WARRANTS (Cost – $23,985)	23,418
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $632,369,015)	631,528,152
Face Amount†
SHORT-TERM INVESTMENTS – 18.7%
COMMERCIAL PAPERS – 13.1%
$10,233,000	Anheuser-Busch InBev SA/NV, 2.427% due 9/9/19(h)	10,226,462
	Arrow Electronics Inc.:
2,113,000	2.556% due 9/16/19(h)	2,110,473
5,631,000	2.505% due 9/27/19(h)	5,619,875
5,721,000	AutoZone Inc., 2.222% due 9/9/19(h)	5,717,397
	Boston Scientific Corp.:
2,113,000	2.445% due 9/13/19(h)	2,111,128
6,605,000	2.369% due 10/25/19(h)	6,581,091
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – (continued)
COMMERCIAL PAPERS – (continued)
$8,817,000	Campbell Soup, 2.435% due 9/11/19(h)	$8,810,319
8,940,000	Dow Chemical Co., 2.276% due 9/27/19(h)	8,923,965
7,186,000	EI du Pont de Nemours & Co., 2.304% due 9/10/19(h)	7,181,082
11,959,000	Keurig Dr Pepper Inc., 2.358% due 9/20/19(h)	11,943,011
8,960,000	Marriott International Inc., 2.356% due 9/16/19(h)	8,950,336
10,559,000	Mondelez International Inc., 2.490% due 9/10/19(h)	10,551,708
8,962,000	Royal Caribbean Ltd., 2.487% due 9/20/19(h)	8,950,018
6,390,000	Textron Inc., 2.226% due 10/8/19(h)	6,372,189
	TOTAL COMMERCIAL PAPERS (Cost – $104,061,960)	104,049,054
TIME DEPOSITS – 5.6%
44,060,112	Banco Santander SA – Frankfurt, 1.490% due 9/3/19	44,060,112
515,696	JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	515,696
	TOTAL TIME DEPOSITS (Cost – $44,575,808)	44,575,808
	TOTAL SHORT-TERM INVESTMENTS (Cost – $148,637,768)	148,624,862
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.5%
MONEY MARKET FUND – 0.5%
4,016,865	Federated Government Obligations Fund, Premier Class, 2.012%(i) (Cost – $4,016,865)	4,016,865
	TOTAL INVESTMENTS – 98.7% (Cost – $785,023,648#)	784,169,879
	Other Assets in Excess of Liabilities – 1.3%	9,931,760
	TOTAL NET ASSETS – 100.0%	$794,101,639

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2019.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $135,908,353 and represents 17.11% of net assets.

(c)
Security is perpetual in nature and has no stated maturity date.

(d)
All or a portion of this security is on loan (See Note 5).

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $21,174,272 and represents 2.67% of net assets.

(f)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

(g)
Security is currently in default.

(h)
Rate shown represents yield-to-maturity.

(i)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date	Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44	10/2/18	$2,109,000	$2,200,000	0.28%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	461,138	0.06%
UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%)	4/18/17	1,300,500	1,532,404	0.19%
Total			$4,193,542	0.53%
Abbreviations used in this schedule:
CMT
 —   Constant Maturity Treasury Index

EURIBOR
 —   Euro Interbank Offered Rate

ICE
 —   Intercontinental Exchange

LIBOR
 —   London Interbank Offered Rate

LLC
 —   Limited Liability Company

LP
 —   Limited Partnership

PCL
 —   Public Company Limited

PLC
 —   Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	64.0%
Senior Loans	9.1
Sovereign Bonds	3.9
Preferred Stocks	2.3
Common Stocks	1.2
Warrants	0.0*
Short-Term Investments	19.0
Money Market Fund	0.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
377	3,285,932	iShares iBoxx HighYield Corp.	DB	9/20/19	$82.00	$2,639
889	7,748,524	iShares iBoxx HighYield Corp.	DB	9/20/19	87.00	37,338
		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received – $76,901)				$39,977
At August 31, 2019, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	17,615,000	BBH	$19,373,046	9/13/19	$423,924	$—	$423,924
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$423,924	$—	$423,924

Currency Abbreviations used in this schedule:	Counterparty Abbreviations used in this schedule:
CAD — Canadian Dollar	BBH — Brown Brothers Harriman & Co.
EUR — Euro	DB — Deutsche Bank
Face Amount†	Security	Value
SECURITIES SOLD SHORT – 0.7%
CORPORATE BONDS & NOTES – 0.7%
Germany – 0.1%
824,000EUR	BASF SE, Senior Unsecured Notes, 0.875% due 11/15/27	$975,051
Japan – 0.2%
$1,604,000	SoftBank Group Corp., Senior Unsecured Notes, 4.750% due 9/19/24	1,644,340
United States – 0.4%
1,418,000	DaVita Inc., Company Guaranteed Notes, 5.125% due 7/15/24	1,442,404
840,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	896,264
840,000	Quest Diagnostics Inc., Senior Unsecured Notes, 3.450% due 6/1/26	891,190
	Total United States	3,229,858
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $5,533,978)	$5,849,249
	TOTAL SECURITIES SOLD SHORT – 0.7% (Proceeds – $5,533,978)	$5,849,249

†
Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – 92.6%
Alabama – 1.2%
$2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	$2,531,780
1,835,000	Aa2(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 4.000% due 7/1/46(b)	1,918,456
355,000	AA-	County of Jefferson AL, GO, Series B, 5.000% due 4/1/21	376,037
220,000	A-	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds, 1.850% due 6/1/34(b)	220,557
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	310,076
175,000	A-	5.000% due 3/1/29	208,077
180,000	A-	5.000% due 3/1/30	213,176
185,000	A-	5.000% due 3/1/31	218,196
145,000	A-	5.000% due 3/1/32	170,121
215,000	A-	5.000% due 3/1/33	251,772
		Montgomery Medical Clinic Board, Revenue Bonds:
60,000	BBB	5.000% due 3/1/26	71,041
115,000	BBB	5.000% due 3/1/27	135,465
125,000	BBB	5.000% due 3/1/28	146,653
105,000	BBB	5.000% due 3/1/29	122,748
125,000	BBB	5.000% due 3/1/30	145,390
3,500,000	A3(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,860,290
		Total Alabama	10,899,835
Alaska – 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,243,230
50,000	AA	Borough of North Slope AK, GO, Series A, Prerefunded 6/30/20 @ 100, 5.000% due 6/30/21(c)	51,625
215,000	AA	State of Alaska, GO, Series A, 5.000% due 8/1/33	256,794
225,000	A1(a)	State of Alaska International Airports System, Revenue Bonds, Series B, 5.000% due 10/1/33	267,239
		Total Alaska	1,818,888
Arizona – 3.4%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	6,246,000
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,569,100
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(d)	2,088,180
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	277,909
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$260,000	AA+	Series A, 5.000% due 7/1/28	$316,226
235,000	AA+	Series A, 5.000% due 7/1/29	282,545
105,000	AA	5.000% due 7/1/23	119,993
95,000	AA	5.000% due 7/1/25	115,275
85,000	AA	5.000% due 7/1/32	105,394
65,000	AA	City of Glendale AZ, GO, AGM, 4.000% due 7/1/21	68,492
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	64,929
60,000	AA	5.000% due 7/1/25	72,880
105,000	AA	5.000% due 7/1/26	126,767
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
6,365,000	AAA	Series B, 4.000% due 7/1/29	7,142,803
30,000	AAA	Series C, 5.000% due 7/1/21	32,159
65,000	AA-	Series A, 5.000% due 7/1/27(d)	82,024
90,000	AA-	Series A, 5.000% due 7/1/28(d)	112,924
30,000	AAA	Series A, 5.000% due 7/1/20	30,983
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,148,460
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
60,000	AA	Series B, 5.000% due 7/1/20	61,951
15,000	AA	Series A, 5.000% due 7/1/22	16,633
30,000	AA	Series A, 5.000% due 7/1/23	33,248
60,000	AA	Series B, Prerefunded 7/1/21 @ 100, 5.000% due 7/1/25(c)	64,193
2,500,000	BBB+	Industrial Development Authority of the City of Phoenix, Revenue Bonds, 1.520% due 12/1/35(b)(d)	2,500,300
820,000	AAA	Maricopa County Community College District, GO, Series D, 4.250% due 7/1/25	867,757
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	Series D, 5.000% due 1/1/46(b)	985,160
145,000	NR	6.000% due 1/1/48(e)	154,155
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	862,354
190,000	AA-	Series A, 4.000% due 1/1/24	212,758
70,000	AA-	Series A, 5.000% due 1/1/22	76,226
145,000	AA-	Series A, 5.000% due 1/1/23	163,213
60,000	AA-	Series A, 5.000% due 1/1/24	69,711
225,000	AA-	Series A, 5.000% due 1/1/25	269,298
430,000	AA-	Series B, 5.000% due 1/1/48(b)	478,964
290,000	AA-	Series C, 5.000% due 1/1/48(b)	342,145
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
$50,000	AA-	McAllister Academic Village LLC, Revenue Bonds, 5.000% due 7/1/21	$53,560
145,000	AA	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000% due 1/1/33	185,139
		State of Arizona, COP:
195,000	AA	AGM, Series A, 5.250% due 10/1/20	195,606
245,000	AA-	Series A, 5.000% due 10/1/20	255,236
215,000	AA-	Series A, 5.000% due 10/1/21	232,237
225,000	AA-	Series A, 5.000% due 10/1/22	251,545
300,000	AA-	Series A, 5.000% due 10/1/23	346,470
310,000	AA-	Series A, 5.000% due 10/1/24	369,446
		Tempe Industrial Development Authority, Revenue Bonds:
5,000	NR	Series A, 6.000% due 10/1/37(e)	5,808
15,000	NR	Series A, 6.125% due 10/1/47(e)	17,270
15,000	NR	Series A, 6.125% due 10/1/52(e)	17,214
225,000	NR	Series B, 4.000% due 10/1/23(e)	227,835
		Total Arizona	30,318,475
Arkansas – 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	93,650
California – 2.5%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	69,632
		Bay Area Toll Authority, Revenue Bonds:
2,000,000	AA	Series A, 2.250% due 4/1/45(b)	2,049,460
255,000	AA	Series A, 2.950% due 4/1/47(b)	280,628
210,000	AA	Series B, 2.850% due 4/1/47(b)	227,396
195,000	AA	Series C, 2.100% due 4/1/45(b)	199,265
		California Health Facilities Financing Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 7/1/25	132,728
85,000	AA-	Series D, 5.000% due 8/15/35	90,822
		California Municipal Finance Authority, Revenue Bonds:
55,000	BBB+(g)	5.000% due 6/30/28(d)	70,156
45,000	BBB+(g)	5.000% due 12/31/28(d)	57,280
60,000	BBB+(g)	5.000% due 6/30/29(d)	76,136
30,000	BBB+(g)	5.000% due 12/31/29(d)	37,967
90,000	BBB+(g)	5.000% due 6/30/31(d)	112,906
85,000	BBB+(g)	5.000% due 12/31/31(d)	106,368
1,700,000	BBB+	California Pollution Control Financing Authority, Revenue Bonds, Series A, 1.550% due 8/1/23(b)(d)(e)	1,700,289
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
		California State Public Works Board, Revenue Bonds:
$70,000	A+	Series D, 5.000% due 12/1/21	$76,267
60,000	A+	Series A, 5.000% due 4/1/22	66,158
145,000	A+	Series A, 5.000% due 4/1/23	159,608
115,000	A+	Series A, 5.250% due 10/1/24	124,932
115,000	A+	Series A, 5.250% due 10/1/25	124,907
30,000	A+	Series G, 5.000% due 11/1/23	33,693
30,000	A+	Series G, 5.000% due 11/1/24	33,683
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,853,590
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	164,080
145,000	A+	Series A, 5.000% due 6/1/29	166,026
115,000	BBB+	Series A1, 5.000% due 6/1/25	135,324
30,000	BBB+	Series A1, 5.000% due 6/1/26	35,960
290,000	AA	Los Angeles Department of Water & Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	348,423
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,923,510
		Modesto Irrigation District, Revenue Bonds:
30,000	A+	Series A, 5.000% due 7/1/22	32,233
110,000	A+	Series A, 5.000% due 7/1/23	117,978
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	186,121
		Oakland Unified School District, GO:
30,000	A-	Series A, 5.000% due 8/1/28	36,281
100,000	AA	AGM, 5.000% due 8/1/26	121,636
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(d)	159,109
		Poway Unified School District Public Financing Authority, Special Tax:
35,000	NR	Series A, 5.000% due 9/1/25	41,363
45,000	NR	Series A, 5.000% due 9/1/28	52,781
50,000	NR	Series A, 5.000% due 9/1/32	57,849
90,000	A	Sacramento City Financing Authority, Tax Allocation, Series A, NPFG, zero coupon, due 12/1/26	77,464
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, 5.000% due 4/15/23	281,558
75,000	AA-	San Diego Unified School District, GO, Series C, zero coupon, due 7/1/34	54,031
		San Marcos Unified School District, GO:
105,000	AA-	Series B, zero coupon, due 8/1/35	73,110
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$60,000	AA-	Series B, zero coupon, due 8/1/37	$39,421
55,000	AA+	Santa Monica-Malibu Unified School District, GO, NPFG, zero coupon, due 8/1/20	54,479
		State of California, GO:
3,125,000	AA-	4.000% due 12/1/30(b)	3,275,938
3,000,000	AA-	5.000% due 4/1/36	3,894,960
80,000	AA-	5.000% due 9/1/29	99,998
435,000	AA-	Series B, 5.000% due 8/1/26	548,705
205,000	AA-	Series C, 5.000% due 8/1/29	255,742
		State of California Department of Water Resources, Revenue Bonds:
65,000	AAA	Series AI, 5.000% due 12/1/25	70,910
140,000	AAA	Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/29(c)	153,035
40,000	AA+	Union Elementary School District, GO, Series A, NPFG, zero coupon, due 9/1/20	39,536
100,000	Aa3(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	119,181
230,000	AA-	West Contra Costa Unified School District, GO, 5.000% due 8/1/26	255,903
		Total California	22,556,516
Colorado – 1.2%
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(d)	76,888
30,000	A+	Series A, 5.000% due 11/15/27(d)	38,053
145,000	A+	Series A, 5.000% due 11/15/28(d)	183,067
145,000	A+	Series A, 5.000% due 11/15/29(d)	181,969
115,000	A+	Series A, 5.000% due 11/15/30(d)	143,475
		Colorado Health Facilities Authority, Revenue Bonds:
220,000	A-	2.800% due 5/15/42(b)	228,833
500,000	BBB+	5.000% due 8/1/44	609,295
325,000	BBB+	5.000% due 8/1/49(b)	391,498
640,000	AA	5.000% due 11/15/49(b)	801,408
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	236,502
2,115,000	AA	5.000% due 11/15/36(b)	2,438,066
655,000	Aaa(a)	zero coupon, due 7/15/22	632,219
190,000	A3(a)	5.000% due 9/1/46	220,478
145,000	A+	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	161,906
		E-470 Public Highway Authority, Revenue Bonds:
60,000	A	zero coupon, due 9/1/35	39,621
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$85,000	A	zero coupon, due 9/1/37	$52,157
110,000	A	zero coupon, due 9/1/38	65,039
140,000	A	Series B, NPFG, zero coupon, due 9/1/20	138,253
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, 4.000% due 4/1/30	1,601,100
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,624,917
210,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	225,437
		Total Colorado	11,090,181
Connecticut – 1.2%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
505,000	AA-	1.800% due 7/1/49(b)	515,529
705,000	NR	5.000% due 7/1/25(e)	781,570
385,000	NR	5.000% due 7/1/49(e)	422,095
65,000	A-	Series S, 5.000% due 7/1/26	79,784
30,000	A-	Series S, 5.000% due 7/1/29	38,155
1,030,000	AAA	Series A, 2.050% due 7/1/35(b)	1,046,964
4,465,000	AAA	Series V1, 1.250% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
375,000	A	Series A, 5.000% due 4/15/26	460,279
90,000	A	Series A, 5.000% due 3/15/26	110,232
150,000	A	Series A, 5.000% due 4/15/30	192,936
170,000	A	Series A, 5.000% due 4/15/34	214,654
60,000	A	Series A, 5.000% due 4/15/35	75,510
85,000	A	Series E, 5.000% due 9/15/23	94,509
100,000	A	Series E, 5.000% due 10/15/26	124,259
150,000	A	Series E, 5.000% due 10/15/29	184,119
1,600,000	A	Series F, 5.000% due 9/15/26	1,984,448
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	418,816
		Total Connecticut	11,208,859
Delaware – 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	92,498
35,000	A	Series C, 5.000% due 1/1/24	40,617
80,000	A	Series C, 5.000% due 1/1/25	92,830
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Delaware – (continued)
$3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(c)	$3,731,012
		Total Delaware	3,956,957
District of Columbia – 0.7%
		District of Columbia, Revenue Bonds:
195,000	A1(a)	Series A, 5.000% due 6/1/40	199,791
120,000	AAA	Series A, 5.000% due 12/1/36	129,600
		Metropolitan Washington Airports Authority, Revenue Bonds:
90,000	AA-	5.000% due 10/1/21(d)	96,810
50,000	AA-	Series A, 5.000% due 10/1/22(d)	55,562
195,000	AA-	Series C, 5.000% due 10/1/22(d)	209,796
75,000	AA-	Series A, 5.000% due 10/1/23(d)	85,972
210,000	AA-	Series C, 5.000% due 10/1/23(d)	226,025
190,000	AA-	Series C, 5.000% due 10/1/24(d)	204,457
225,000	AA-	Series A, 5.000% due 10/1/25(d)	272,772
255,000	AA-	Series C, 5.000% due 10/1/25(d)	274,186
2,500,000	AA-	Series A, 5.000% due 10/1/24(d)	2,952,300
115,000	AA-	Series A, 5.000% due 10/1/28(d)	148,291
120,000	AA-	Series A, 5.000% due 10/1/29(d)	153,977
160,000	AA-	5.000% due 10/1/29(d)	200,907
95,000	AA-	Series A, 5.000% due 10/1/30(d)	121,206
70,000	AA-	Series A, 5.000% due 10/1/31(d)	86,984
135,000	AA-	5.000% due 10/1/31(d)	171,237
60,000	AA-	Series A, 5.000% due 10/1/34(d)	73,887
55,000	AA-	Series A, 5.000% due 10/1/36(d)	67,373
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	298,901
		Total District of Columbia	6,030,034
Florida – 5.0%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	111,175
215,000	Aa3(a)	5.000% due 7/1/30	250,359
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	99,994
		Citizens Property Insurance Corp., Revenue Bonds:
80,000	A+	Series A1, 5.000% due 6/1/21	85,323
60,000	A+	Series A1, 5.000% due 6/1/22	66,240
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
$40,000	AA	5.000% due 12/1/21	$43,460
65,000	AA	Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(c)	70,642
70,000	AA	Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(c)	76,076
685,000	AA-	City of Gainesville FL Utilities System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/44	865,333
		City of Jacksonville FL, Revenue Bonds:
115,000	A+	5.000% due 10/1/22	128,049
155,000	A+	5.000% due 10/1/23	172,489
		City of Tallahassee FL, Revenue Bonds:
50,000	Baa1(a)	5.000% due 12/1/40	56,798
35,000	Baa1(a)	5.000% due 12/1/21	37,671
15,000	Baa1(a)	5.000% due 12/1/19	15,128
		City of Tampa FL, Revenue Bonds:
45,000	Aa2(a)	5.000% due 11/15/19	45,352
55,000	A+	5.000% due 9/1/28	60,615
170,000	AA	City of Tampa FL Solid Waste System Revenue, Revenue Bonds, AGM, 5.000% due 10/1/19(d)	170,479
		County of Broward FL Airport System Revenue, Revenue Bonds:
90,000	A+	Series Q1, 5.000% due 10/1/23	100,647
60,000	A+	5.000% due 10/1/30(d)	74,645
90,000	A+	5.000% due 10/1/31(d)	111,453
120,000	A+	Series A, 5.000% due 10/1/29(d)	143,600
85,000	A+	Series A, 5.000% due 10/1/31(d)	100,891
115,000	A+	Series A, 5.000% due 10/1/32(d)	136,237
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/20(d)	41,466
40,000	AA+	Series A, 5.000% due 9/1/21(d)	42,834
50,000	AA+	Series A, 5.000% due 9/1/22(d)	55,274
60,000	AA+	Series A, 5.000% due 9/1/23(d)	68,302
65,000	AA+	Series A, 5.000% due 9/1/24(d)	75,957
65,000	AA+	Series A, 5.000% due 9/1/25(d)	77,923
65,000	AA+	Series A, 5.000% due 9/1/26(d)	79,916
		County of Indian River FL Water & Sewer Revenue, Revenue Bonds:
55,000	AA	5.000% due 9/1/21	55,000
65,000	AA	5.000% due 9/1/22	65,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		County of Miami-Dade FL, Revenue Bonds:
$210,000	A+	Series B, NPFG, 5.000% due 6/1/20	$215,966
160,000	A+	5.000% due 10/1/28	198,480
120,000	A+	5.000% due 10/1/29	148,631
215,000	A+	5.000% due 10/1/30	265,559
65,000	A+	Series A, 5.000% due 10/1/25	72,313
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	138,958
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
175,000	A	Series A, 5.000% due 10/1/21(d)	187,943
295,000	AA	Series B, AGM, 5.000% due 10/1/35	306,543
90,000	A	Series A1, 5.000% due 10/1/22	93,878
1,800,000	A2(a)	Series A1, Prerefunded 10/1/20 @ 100, 5.375% due 10/1/41(c)	1,883,574
70,000	A	Series A, 5.000% due 10/1/30	86,356
30,000	A	Series A, 5.000% due 10/1/31	36,812
65,000	A	Series B, 5.000% due 10/1/24	72,773
215,000	A	Series B, 5.000% due 10/1/37	248,177
85,000	A	Series A, 5.000% due 10/1/22(d)	94,183
290,000	A	Series A, 5.000% due 10/1/24(d)	322,350
55,000	A	Series A, 5.000% due 10/1/27(d)	64,272
80,000	A	Series A, 5.000% due 10/1/29(d)	93,105
160,000	A	Series A, 5.000% due 10/1/33(d)	184,270
70,000	A	Series A, 5.000% due 10/1/35(d)	80,289
105,000	A	Series B, 5.000% due 10/1/20(d)	109,156
		County of Miami-Dade FL Transit System, Revenue Bonds:
35,000	AA	5.000% due 7/1/21	37,466
50,000	AA	5.000% due 7/1/42	54,875
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	149,422
30,000	A+	Series B, 5.000% due 7/1/28	35,769
190,000	A+	Series B, 5.000% due 7/1/30	226,752
		Florida Municipal Power Agency, Revenue Bonds:
80,000	A1(a)	Series A, 5.000% due 10/1/22	89,438
30,000	A2(a)	5.000% due 10/1/24	35,688
45,000	A2(a)	5.000% due 10/1/27	54,525
55,000	A2(a)	Series A, 5.000% due 10/1/30	68,017
60,000	A2(a)	Series A, 5.000% due 10/1/31	73,896
355,000	A2(a)	Series A, 5.000% due 10/1/26	392,786
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	$2,721,800
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A+	Series A, 5.000% due 10/1/28(d)	126,562
60,000	A+	Series A, 5.000% due 10/1/30(d)	74,594
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	41,251
70,000	A-	5.000% due 6/1/35	80,999
345,000	AA	Highlands County Health Facilities Authority, Revenue Bonds, 6.000% due 11/15/37	348,333
		Indian River County School Board, COP:
75,000	AA-	Series A, 5.000% due 7/1/24	88,153
60,000	AA-	Series A, 5.000% due 7/1/25	72,617
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	246,186
		Lake County School Board, COP:
30,000	AA	Series A, AGM, 5.000% due 6/1/25	34,962
50,000	AA	Series A, AGM, 5.000% due 6/1/26	58,071
15,000	AA	Series A, AGM, 5.000% due 6/1/28	17,439
		Lee Memorial Health System, Revenue Bonds:
755,000	A+	Series A, 5.000% due 4/1/33(b)	907,661
550,000	A+	Series A, 5.000% due 4/1/33	700,579
415,000	A+	Series A, 5.000% due 4/1/35	522,784
60,000	AA	Manatee County School District, Revenue Bonds, AGM, 5.000% due 10/1/25	73,288
		Miami-Dade County Expressway Authority, Revenue Bonds:
235,000	A	Series A, 5.000% due 7/1/40	242,175
85,000	A	Series A, 5.000% due 7/1/44	96,150
45,000	A	Series A, 5.000% due 7/1/31	54,277
115,000	A	Series A, 5.000% due 7/1/32	137,955
95,000	A	Series A, 5.000% due 7/1/33	113,282
30,000	A	Series A, 5.000% due 7/1/34	35,789
		Mid-Bay Bridge Authority, Revenue Bonds:
105,000	BBB+	Series A, 5.000% due 10/1/27	124,045
145,000	BBB+	Series A, 5.000% due 10/1/28	170,987
80,000	BBB+	Series A, 5.000% due 10/1/29	93,960
70,000	BBB+	Series A, 5.000% due 10/1/30	81,756
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Orange County Health Facilities Authority, Revenue Bonds:
$200,000	A+	Series A, 5.000% due 10/1/39	$237,346
365,000	A+	Series A, 5.000% due 10/1/42	392,010
130,000	A+	Prerefunded 10/1/19 @ 100, 5.250% due 10/1/20(c)	130,404
150,000	A+	Series B, 5.000% due 10/1/42	161,100
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(c)	128,047
200,000	Aa2(a)	Series C, 5.000% due 8/1/29	241,712
		Orlando Utilities Commission, Revenue Bonds:
50,000	AA	Series A, 5.000% due 10/1/23	57,766
25,000	AA	Series A, 5.000% due 10/1/25	30,718
45,000	AA	Series B, 5.000% due 10/1/19	45,134
100,000	AA	Series B, 5.000% due 10/1/20	104,255
60,000	A+	Orlando-Orange County Expressway Authority, Revenue Bonds, 5.000% due 7/1/20	61,951
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	A+	5.000% due 12/1/23	11,548
20,000	A+	5.000% due 12/1/24	23,799
		Palm Beach County School District, COP:
135,000	Aa3(a)	Series B, 5.000% due 8/1/25	164,725
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	882,885
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	61,110
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	40,191
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	47,363
135,000	Aa3(a)	Series A, 5.000% due 8/1/25	164,726
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	363,762
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	290,249
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	192,994
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	842,715
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	380,952
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	132,683
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	270,095
		School Board of Miami-Dade County, COP:
570,000	A+	Series A, 5.000% due 5/1/31	686,069
120,000	AA	Series A, AGM, 5.000% due 5/1/27	143,670
220,000	A+	Series B, 5.000% due 8/1/27	271,605
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$340,000	A+	Series D, 5.000% due 11/1/24	$405,667
355,000	A+	Series D, 5.000% due 11/1/25	420,043
230,000	A+	Series D, 5.000% due 11/1/26	269,882
115,000	A+	Series D, 5.000% due 2/1/29	138,826
190,000	A+	Series D, 5.000% due 2/1/30	228,479
395,000	A+	Series B, 5.000% due 5/1/28	469,580
		School District of Broward County, COP:
70,000	A+	Series A, 5.000% due 7/1/32	84,872
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(c)	132,910
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(c)	642,396
155,000	A+	Series A, 5.000% due 7/1/21	165,831
145,000	A+	Series A, 5.000% due 7/1/22	160,570
60,000	A+	Series B, 5.000% due 7/1/25	72,805
335,000	A+	Series B, 5.000% due 7/1/26	404,398
230,000	A+	Series B, 5.000% due 7/1/27	276,787
390,000	A+	Series B, 5.000% due 7/1/28	468,679
460,000	A+	Series A, 5.000% due 7/1/26	542,451
265,000	A+	Series A, 5.000% due 7/1/27	318,906
115,000	A+	Series A, 5.000% due 7/1/28	138,200
45,000	A+	Series A, 5.000% due 7/1/25	49,832
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	68,423
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	58,743
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	139,983
80,000	Baa1(a)	South Lake County Hospital District, Revenue Bonds, Series A, 6.250% due 4/1/39	80,236
		South Miami Health Facilities Authority, Revenue Bonds:
75,000	AA-	5.000% due 8/15/24	88,476
120,000	AA-	5.000% due 8/15/25	145,590
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	67,893
125,000	A	Series A, 5.000% due 7/1/27	141,114
		State of Florida, GO:
8,610,000	AAA	5.000% due 7/1/32	11,225,362
145,000	AAA	Series E, 5.000% due 6/1/24	154,886
358,000	AAA	Series C, 5.000% due 6/1/20	368,443
289,000	AAA	Series C, 5.000% due 6/1/22	309,016
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	$2,575,020
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	99,842
70,000	AA+	NPFG, 5.500% due 10/1/22	79,313
145,000	AA	Volusia County School Board, COP, Series A, 5.000% due 8/1/32	173,413
		Total Florida	44,700,656
Georgia – 2.6%
830,000	A-	Burke County Development Authority, Revenue Bonds, 2.925% due 11/1/53(b)	873,226
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	36,429
70,000	AA-	5.000% due 11/1/29	84,522
205,000	Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	198,909
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	48,789
		DeKalb County Hospital Authority, Revenue Bonds:
170,000	WD(g)	Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30(c)	177,847
310,000	WD(g)	Prerefunded 9/1/20 @ 100, 6.125% due 9/1/40(c)	324,691
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	195,427
		Main Street Natural Gas, Inc., Revenue Bonds:
1,690,000	Aa1(a)	Series B, 4.000% due 8/1/49(b)	1,921,412
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	924,084
195,000	A3(a)	Monroe County Development Authority, Revenue Bonds, 2.350% due 10/1/48(b)	197,346
		Municipal Electric Authority of Georgia, Revenue Bonds:
105,000	A	Series GG, 5.000% due 1/1/24	117,373
35,000	A	Series GG, 5.000% due 1/1/25	39,121
145,000	A	Series GG, 5.000% due 1/1/26	161,832
265,000	A-	Series A, 5.000% due 1/1/21	277,906
45,000	A-	Series A, 5.250% due 1/1/20	45,576
		Municipal Gas Authority of Georgia, Revenue Bonds:
40,000	AA-	5.000% due 10/1/24	47,172
60,000	AA-	Series Q, 5.000% due 10/1/22	66,789
35,000	AA-	Series S, 5.000% due 10/1/22	38,960
70,000	AA-	Series S, 5.000% due 10/1/24	77,809
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
$3,000,000	AA	Private Colleges & Universities Authority, Revenue Bonds, Series B, 5.000% due 9/1/29	$3,001,950
		State of Georgia, GO:
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,320,550
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,570,000
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,919,078
		Total Georgia	23,666,798
Hawaii – 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	128,316
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	113,234
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	627,135
115,000	AA-	State of Hawaii Airports System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/45(d)	133,455
		Total Hawaii	1,002,140
Idaho – 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
75,000	Aa1(a)	4.000% due 1/1/50	82,778
60,000	A2(a)	5.000% due 7/15/20	61,984
90,000	A2(a)	5.000% due 7/15/21	96,370
100,000	A2(a)	5.000% due 7/15/22	110,555
45,000	A2(a)	5.000% due 7/15/23	51,307
35,000	A2(a)	5.000% due 7/15/24	41,096
35,000	A2(a)	5.000% due 7/15/25	42,253
95,000	A2(a)	5.000% due 7/15/27	120,462
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,844,671
		Total Idaho	3,451,476
Illinois – 6.5%
		Chicago Board of Education, GO:
60,000	BB-	Series A, 5.000% due 12/1/41	62,452
55,000	BB-	Series A, 5.000% due 12/1/42	58,161
100,000	BB-	Series C, 5.000% due 12/1/24	112,168
640,000	BB-	Series C, 5.000% due 12/1/25	729,766
1,465,000	BB-	Series C, 5.000% due 12/1/26	1,697,188
505,000	BB-	Series C, 5.000% due 12/1/27	591,426
170,000	BB-	Series C, 5.500% due 12/1/39	178,973
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$530,000	BB-	Series D, 5.000% due 12/1/46	$597,342
45,000	BB-	Series C, 5.250% due 12/1/39	49,544
45,000	BB-	Series A, NPFG, 5.250% due 12/1/21	48,001
185,000	BB-	Series A, 5.000% due 12/1/27	216,661
30,000	BB-	Series F, 5.000% due 12/1/20	31,192
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(d)	77,717
100,000	A	Series A, 5.000% due 1/1/30(d)	119,116
70,000	A	Series A, 5.000% due 1/1/31(d)	83,041
190,000	A	Series A, 5.000% due 1/1/32(d)	213,982
30,000	A	Series B, 5.000% due 1/1/22	32,596
95,000	A	Series B, 5.000% due 1/1/24	109,767
		Chicago O’Hare International Airport, Revenue Bonds:
130,000	A	Series B, 5.000% due 1/1/20	131,608
420,000	A	Series C, Prerefunded 1/1/21 @ 100, 6.500% due 1/1/41(c)	450,148
200,000	A	Series B, 5.000% due 1/1/22(d)	216,680
65,000	A	Series C, 5.000% due 1/1/22	70,640
40,000	A	Series C, 5.000% due 1/1/23	44,871
45,000	A	Series C, 5.000% due 1/1/24	52,036
65,000	A	Series C, 5.000% due 1/1/25	77,316
60,000	A	Series C, 5.000% due 1/1/26	73,261
70,000	A	Series C, 5.000% due 1/1/33	83,717
80,000	A	Series C, 5.000% due 1/1/34	95,490
60,000	A	Series D, 5.000% due 1/1/27(d)	74,106
15,000	A	Series D, 5.000% due 1/1/28(d)	18,428
85,000	A	Series D, 5.000% due 1/1/31(d)	102,979
45,000	A	Series D, 5.000% due 1/1/33(d)	54,200
50,000	A	Series A, 5.000% due 1/1/22	54,338
75,000	BBB+	5.000% due 7/1/38(d)	89,759
		Chicago Transit Authority, Revenue Bonds:
45,000	A+	5.000% due 6/1/23	50,445
50,000	A+	5.000% due 6/1/22	54,518
500,000	BBB+	City of Chicago IL, GO, zero coupon, due 1/1/20	496,850
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	43,092
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM, 5.250% due 11/1/33	30,081
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		Cook County Forest Preserve District, GO:
$60,000	AA-	Series C, 5.000% due 12/15/25	$64,839
40,000	AA-	Series B, 5.000% due 12/15/24	43,303
30,000	AA-	Series B, 5.000% due 12/15/23	32,479
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	184,534
		County of Cook IL, GO:
565,000	AA-	Series A, 5.250% due 11/15/24	592,272
60,000	AA-	Series C, 5.000% due 11/15/22	66,233
145,000	AA-	Series C, 5.000% due 11/15/23	159,873
540,000	AA-	Series C, 5.000% due 11/15/24	595,037
85,000	AA-	Series G, 5.000% due 11/15/25	88,670
15,000	AA	Series C, AGM, 5.000% due 11/15/25	16,657
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	42,662
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	792,699
		Illinois Finance Authority, Revenue Bonds:
485,000	AA+	Series C, 4.000% due 2/15/41	540,028
170,000	A	5.000% due 1/1/36	199,847
2,230,000	A3(a)	5.000% due 12/1/40	2,590,836
15,000	AA+	Series A, 5.000% due 9/1/34	17,366
315,000	AA+	5.000% due 9/1/38	344,749
235,000	AA+	5.000% due 9/1/32	258,852
150,000	AAA	5.000% due 7/1/29	187,781
145,000	AAA	5.000% due 1/1/30	181,109
255,000	AAA	5.000% due 7/1/31	316,320
230,000	Baa2(a)	5.000% due 5/15/43	245,306
100,000	A3(a)	5.000% due 12/1/46	115,351
110,000	A3(a)	5.000% due 12/1/29	131,454
4,260,000	AA+	5.000% due 7/15/57(b)	4,770,518
40,000	AA+	5.000% due 7/15/25	48,541
60,000	AA+	5.000% due 7/15/26	74,736
60,000	AA+	5.000% due 7/15/28	76,911
100,000	A	Series A, 5.000% due 11/15/32	117,701
70,000	A	Series A, 5.000% due 11/15/45	79,689
40,000	A	5.000% due 5/15/29	48,166
70,000	A	5.000% due 5/15/28	84,574
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$55,000	A	Series A, 5.000% due 11/15/29	$65,488
35,000	A	Series A, 5.000% due 11/15/28	41,871
30,000	A	Series A, 5.000% due 11/15/27	36,021
45,000	A	Series A, 5.000% due 5/15/23	49,340
45,000	NR	Series C, Prerefunded 8/15/20 @ 100, 5.000% due 8/15/23(c)	46,640
35,000	AA+	Series C, 3.750% due 2/15/34	38,011
160,000	AA+	Series C, 4.000% due 2/15/36	180,165
315,000	AA+	Series C, 5.000% due 2/15/41	375,719
145,000	AA+	Series C, 5.000% due 2/15/33	177,874
15,000	AA+	Series C, 5.000% due 2/15/24	17,530
65,000	AA+	Series C, 5.000% due 2/15/36	78,436
75,000	AA+	Series C, 5.000% due 2/15/26	92,705
200,000	AA+	Series C, 5.000% due 2/15/28	251,278
135,000	AA+	Series C, 5.000% due 2/15/29	168,826
50,000	AA+	Series C, 5.000% due 2/15/31	61,723
35,000	AA+	Series C, 5.000% due 2/15/22	38,292
365,000	AA+	Series C, 5.000% due 2/15/32	448,720
185,000	AA+	Series A, Prerefunded 5/1/20 @ 100, 6.250% due 5/1/21(c)	191,205
60,000	AA+	Series A, 6.000% due 5/1/20	61,914
1,000,000	A	Series A, 5.000% due 5/15/29	1,269,560
1,000,000	A	Series A, 5.000% due 5/15/30	1,259,680
1,000,000	A	Series A, 5.000% due 5/15/31	1,246,140
45,000	A-	Series C, 5.000% due 8/1/24	51,887
40,000	A-	Series C, 5.000% due 8/1/22	43,804
870,000	A	5.000% due 1/1/38	1,022,937
1,300,000	A	5.000% due 1/1/44	1,511,367
50,000	A	Series A, 5.000% due 7/1/34	58,949
75,000	A	Series A, 5.000% due 7/1/30	90,200
255,000	A	Series A, 5.000% due 7/1/36	298,735
25,000	Baa1(a)	5.000% due 8/15/27	29,392
175,000	Baa1(a)	5.000% due 8/15/35	201,226
840,000	Baa1(a)	5.000% due 8/15/44	951,569
60,000	WD(g)	Series A, Prerefunded 2/15/20 @ 100, 5.500% due 8/15/24(c)	61,169
40,000	WD(g)	Series A, Prerefunded 2/15/20 @ 100, 5.750% due 8/15/29(c)	40,823
95,000	AA-	Series A, 5.000% due 2/15/25	112,904
45,000	AA-	Series A, 5.000% due 2/15/26	54,842
495,000	AA-	Series A, 5.000% due 2/15/24	572,661
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$25,000	A+	5.000% due 11/15/29	$27,361
75,000	A+	5.000% due 11/15/26	82,549
20,000	BBB+	Series A, 5.000% due 8/1/47	22,934
25,000	BBB+	5.000% due 8/1/49	28,580
85,000	A+	Series B, 5.000% due 11/15/26	101,238
60,000	A+	Series A, 5.000% due 11/15/34	69,470
10,000	A+	Series A, 5.000% due 11/15/21	10,816
95,000	A+	5.000% due 11/15/43	101,440
95,000	BBB	Series A, 5.000% due 8/15/33	110,811
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(c)	65,069
90,000	AA-	5.000% due 8/15/23	93,342
1,055,000	AA+	Series E, 1.750% due 11/15/42(b)	1,063,366
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	347,263
105,000	A	Series A, 5.000% due 2/1/31	124,532
		Illinois State Toll Highway Authority, Revenue Bonds:
290,000	AA-	5.000% due 1/1/38	334,933
365,000	AA-	Series A, 5.000% due 1/1/40	425,145
50,000	AA-	Series A, 5.000% due 12/1/31	59,790
175,000	AA-	Series D, 5.000% due 1/1/24	202,121
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC, zero coupon, due 1/1/22	247,490
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	306,210
55,000	AA	5.000% due 1/1/29	67,784
155,000	Baa2(a)	Lake County Community High School District No 117 Antioch, GO, Series B, NPFG, zero coupon, due 12/1/20	151,677
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM, zero coupon, due 1/1/24	211,191
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24	198,548
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	203,679
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	150,498
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	75,324
175,000	AA+	5.000% due 2/1/27	207,779
		Metropolitan Pier & Exposition Authority, Revenue Bonds:
75,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/20	73,998
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$105,000	Baa2(a)	Series A, NPFG, zero coupon, due 6/15/23	$97,204
115,000	AA	Series B, AGM, zero coupon, due 6/15/47	45,348
4,680,000	BBB	Series A, NPFG, zero coupon, due 6/15/28	3,778,679
195,000	BBB	Series A, NPFG, zero coupon, due 12/15/23	178,376
		Railsplitter Tobacco Settlement Authority, Revenue Bonds:
310,000	A	5.000% due 6/1/23	350,285
405,000	A	5.000% due 6/1/24	469,970
405,000	WD(g)	Prerefunded 6/1/21 @ 100, 5.500% due 6/1/23(c)	435,505
		Regional Transportation Authority, Revenue Bonds:
70,000	AA	Series A, 5.000% due 7/1/20	72,176
70,000	AA	Series A, 5.000% due 7/1/21	74,760
		State of Illinois, GO:
95,000	BBB-	5.000% due 3/1/20	96,524
365,000	BBB-	Series B, 5.000% due 9/1/24	408,957
365,000	BBB-	Series B, 5.000% due 9/1/23	403,529
360,000	BBB-	Series B, 5.000% due 9/1/22	390,798
365,000	BBB-	Series B, 5.000% due 9/1/21	387,517
105,000	BBB-	Series A, 5.000% due 1/1/33	110,338
65,000	BBB-	Series A, 4.000% due 1/1/23	67,577
115,000	BBB-	5.500% due 7/1/38	126,224
305,000	BBB-	5.250% due 2/1/31	337,925
190,000	BBB-	5.000% due 5/1/33	208,679
70,000	BBB-	5.000% due 5/1/32	76,986
25,000	BBB-	5.000% due 5/1/28	27,783
60,000	BBB-	5.000% due 4/1/28	66,576
405,000	BBB-	Series D, 5.000% due 11/1/25	461,708
425,000	BBB-	5.000% due 2/1/27	492,681
390,000	BBB-	Series D, 5.000% due 11/1/26	451,948
65,000	BBB-	5.000% due 2/1/26	71,928
120,000	BBB-	5.000% due 11/1/20	124,422
80,000	BBB-	5.000% due 3/1/21	83,787
225,000	BBB-	5.000% due 1/1/22	240,075
3,005,000	BBB-	5.000% due 6/1/26	3,480,091
145,000	BBB-	5.000% due 3/1/22	155,395
620,000	BBB-	Series D, 5.000% due 11/1/23	683,358
225,000	BBB-	5.000% due 6/1/25	255,863
220,000	BBB-	5.000% due 4/1/23	240,902
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$45,000	BBB-	5.000% due 2/1/23	$49,085
190,000	BBB-	5.000% due 8/1/22	205,814
100,000	BBB-	5.000% due 8/1/23	110,344
165,000	BBB-	5.000% due 2/1/29	191,804
45,000	BBB-	5.000% due 8/1/21	47,706
345,000	AA	AGM, 5.000% due 1/1/21	349,040
1,500,000	BBB-	Series B, 5.000% due 10/1/26	1,746,840
180,000	BBB-	5.000% due 2/1/28	209,921
735,000	A2(a)	Tender Option Bond Trust Receipts/Certificates, Special Tax, Series 2017XG0108, 1.530% due 4/1/46(b)(e)	735,000
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	131,208
115,000	A-	6.250% due 10/1/38	132,658
		Will County Community Unit School District No 365 Valley View, GO:
165,000	AA	AGM, Series B, zero coupon, due 11/1/26	144,755
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,922,803
200,000	AA	Will County School District No 86 Joliet, GO, AGM, zero coupon, due 11/1/21	192,980
		Total Illinois	59,071,122
Indiana – 1.3%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
240,000	AA	Series B, AGM, 5.000% due 10/1/20	249,975
160,000	AA	Series B, AGM, 5.000% due 10/1/21	172,278
315,000	A	Series A, 5.000% due 10/1/24	369,958
340,000	A	Series A, 5.000% due 10/1/25	410,424
		City of Whiting IN, Revenue Bonds:
1,020,000	A-	5.000% due 11/1/45(b)(d)	1,133,434
415,000	A-	5.250% due 1/1/21	435,219
330,000	AA+	Hobart Building Corp., Revenue Bonds, Prerefunded 1/15/20 @ 100, NPFG, 6.500% due 1/15/29(c)	336,472
		Indiana Finance Authority, Revenue Bonds:
1,800,000	BBB+	1.600% due 5/1/34(b)(d)	1,800,000
535,000	AA	Series H, 1.650% due 12/1/42(b)	539,227
320,000	AA	Series B, 2.250% due 12/1/58(b)	335,594
90,000	AA-	5.000% due 8/15/25	102,505
155,000	AA-	5.000% due 3/1/41	165,955
60,000	AA-	5.000% due 9/1/36	71,610
240,000	AA-	5.000% due 3/1/36	277,944
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
$30,000	AA-	5.000% due 3/1/30	$32,425
15,000	AA-	5.000% due 9/1/29	18,267
30,000	AA-	5.000% due 9/1/26	37,063
30,000	AA-	5.000% due 9/1/25	36,193
45,000	AA-	5.000% due 3/1/23	49,041
30,000	AA-	5.000% due 3/1/22	32,725
65,000	AA	Series A, 5.000% due 10/1/25	72,690
70,000	AA	Series A, 5.000% due 10/1/26	83,050
35,000	AA	Series A, 5.000% due 10/1/28	41,405
115,000	AA	Series A, 5.250% due 10/1/24	124,486
		Indiana Health Facility Financing Authority, Revenue Bonds:
2,500,000	AA+	Series E, 1.320% due 11/15/39(b)	2,500,000
1,000,000	AA+	Series F, 2.000% due 11/15/36(b)	1,024,620
		Indiana Municipal Power Agency, Revenue Bonds:
10,000	NR	Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(c)	11,105
10,000	NR	Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(c)	11,105
25,000	NR	Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(c)	27,764
20,000	A+	Series A, 5.000% due 1/1/24	22,024
20,000	A+	Series A, 5.000% due 1/1/25	22,012
55,000	A+	Series A, 5.000% due 1/1/26	60,502
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	609,255
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	42,598
30,000	AA+	Series B, 5.000% due 7/15/22	33,175
80,000	AA+	Series B, 5.000% due 7/15/23	89,938
120,000	AA+	Series B, 5.000% due 7/15/24	134,779
125,000	AA+	Series B, 5.000% due 7/15/25	140,264
		Total Indiana	11,657,081
Iowa – 1.4%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,358,696
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,860,173
90,000	BBB(g)	Series A, 5.000% due 5/15/43	103,256
215,000	BBB(g)	Series A, 5.000% due 5/15/48	245,874
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	6,018,500
		Total Iowa	12,586,499
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kansas – 0.2%
$1,000,000	Aa2(a)	Geary County Unified School District No 475, GO, Series B, 5.000% due 9/1/20	$1,038,760
		Kansas Development Finance Authority, Revenue Bonds:
30,000	AA-	Series H, 5.000% due 3/1/25	30,544
10,000	AA	5.000% due 11/15/19	10,077
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	35,768
35,000	A	Series A, 5.000% due 9/1/32	41,429
30,000	A	Series B, 5.000% due 9/1/23	33,276
45,000	A	Series B, 5.000% due 9/1/24	49,901
130,000	A	Series A, 5.000% due 9/1/24	144,158
		Total Kansas	1,383,913
Kentucky – 1.7%
		City of Pikeville KY, Revenue Bonds:
595,000	Baa2(a)	6.000% due 3/1/22	630,658
185,000	Baa2(a)	Prerefunded 3/1/21 @ 100, 6.000% due 3/1/22(c)	198,318
		County of Carroll KY, Revenue Bonds:
1,250,000	NR	1.200% due 2/1/32(b)(d)	1,248,700
280,000	A1(a)	1.750% due 10/1/34(b)(d)	281,193
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	29,965
15,000	A1(a)	5.000% due 1/1/26	18,489
45,000	A1(a)	5.000% due 1/1/29	54,798
50,000	A1(a)	5.000% due 1/1/30	60,557
1,530,000	A2(a)	Kentucky Bond Development Corp., Revenue Bonds, Series A, 5.000% due 9/1/24	1,795,960
		Kentucky Economic Development Finance Authority, Revenue Bonds:
45,000	AA	Series A, AGM, 5.000% due 12/1/47	49,445
50,000	Baa3(a)	Series B, 5.000% due 6/1/25	57,670
55,000	Baa3(a)	Series B, 5.000% due 6/1/26	63,707
55,000	Baa3(a)	Series B, 5.000% due 6/1/27	63,543
60,000	Baa3(a)	Series B, 5.000% due 6/1/28	69,155
65,000	Baa3(a)	Series B, 5.000% due 6/1/29	74,695
65,000	Baa3(a)	Series B, 5.000% due 6/1/30	74,420
5,000,000	A1(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,602,850
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
		Kentucky State Property & Building Commission, Revenue Bonds:
$110,000	A-	Series A, 5.000% due 10/1/27	$125,203
165,000	A-	Series A, 5.000% due 2/1/29	196,414
170,000	A-	Series A, 5.000% due 2/1/30	201,586
65,000	A-	Series A, 5.000% due 2/1/32	76,522
80,000	A-	Series A, 5.000% due 2/1/33	94,002
145,000	A-	5.000% due 5/1/28	181,833
15,000	A-	5.000% due 5/1/29	18,733
40,000	AA	5.000% due 5/1/31	50,048
1,285,000	A-	Series B, 5.000% due 11/1/27	1,563,382
55,000	A1(a)	Series D, 5.000% due 5/1/21	58,421
35,000	A1(a)	Series D, 5.000% due 5/1/26	42,536
30,000	A1(a)	Series D, 5.000% due 5/1/27	36,965
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,800
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
100,000	BBB+	Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28	110,017
335,000	BBB+	Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29	368,557
20,000	BBB+	Prerefunded 6/1/22 @ 100, 5.000% due 12/1/30	22,003
70,000	A	Series A, 5.500% due 10/1/33	79,948
185,000	A	Series A, 5.750% due 10/1/38	212,078
525,000	A	5.000% due 10/1/29	642,348
95,000	A	5.000% due 10/1/32	114,485
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	366,889
		Total Kentucky	14,972,893
Louisiana – 0.7%
		Calcasieu Parish Memorial Hospital Service District, Revenue Bonds:
100,000	BB+	5.000% due 12/1/25	117,445
100,000	BB+	5.000% due 12/1/26	119,443
100,000	BB+	5.000% due 12/1/27	121,011
100,000	BB+	5.000% due 12/1/28	122,302
90,000	AA-	City of New Orleans LA, GO, 5.000% due 12/1/20	94,201
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,863,420
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	44,821
85,000	A	Series A, 5.000% due 12/15/23	98,350
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – (continued)
$60,000	A2(a)	Louisiana Stadium & Exposition District, Revenue Bonds, Series A, 5.000% due 7/1/24	$68,253
		New Orleans Aviation Board, Revenue Bonds:
20,000	A-	Series D2, 5.000% due 1/1/26(d)	23,977
15,000	A-	Series D2, 5.000% due 1/1/29(d)	18,232
20,000	A-	Series D2, 5.000% due 1/1/30(d)	24,191
45,000	A-	Series D2, 5.000% due 1/1/32(d)	53,944
35,000	A-	Series D2, 5.000% due 1/1/35(d)	41,634
15,000	A-	Series D2, 5.000% due 1/1/38(d)	17,711
10,000	A-	Series B, 5.000% due 1/1/29(d)	12,155
20,000	A-	Series B, 5.000% due 1/1/31(d)	24,079
20,000	A-	Series B, 5.000% due 1/1/36(d)	23,748
15,000	A-	Series B, 5.000% due 1/1/37(d)	17,745
70,000	A-	Series B, 5.000% due 1/1/24(d)	79,834
85,000	A-	Series B, 5.000% due 1/1/25(d)	99,388
65,000	A-	Series B, 5.000% due 1/1/27(d)	75,957
3,500,000	AA-	State of Louisiana, GO, Series C, 5.000% due 7/15/20	3,618,545
		Total Louisiana	6,780,386
Maine – 0.3%
		Maine Health & Higher Educational Facilities Authority, Revenue Bonds:
60,000	BBB	Series A, 4.000% due 7/1/41	63,449
80,000	BBB	Series A, 4.000% due 7/1/46	84,231
25,000	BBB	Series A, 5.000% due 7/1/41	28,328
15,000	BBB	Series A, 5.000% due 7/1/46	16,945
155,000	BBB	5.000% due 7/1/43	168,059
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,609,250
		Maine Turnpike Authority, Revenue Bonds:
65,000	AA-	5.000% due 7/1/25	79,364
60,000	AA-	5.000% due 7/1/27	72,317
		Total Maine	3,121,943
Maryland – 3.9%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	132,201
195,000	AA	Series C, 5.000% due 7/1/31	242,502
200,000	AA	Series C, 5.000% due 7/1/33	247,568
170,000	AA-	Series D, 5.000% due 7/1/33	210,035
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
		County of Baltimore MD, GO:
$2,500,000	SP-1+	4.000% due 3/19/20(f)	$2,539,925
4,230,000	AAA	Series B, 4.500% due 9/1/24	4,932,519
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,240,200
		County of Prince George’s MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,993,793
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,628,235
2,065,000	AAA	Series C, 4.000% due 8/1/26	2,300,575
405,000	Aa2(a)	Maryland Community Development Administration, Revenue Bonds, Series B, 4.000% due 9/1/49	447,715
		Maryland Economic Development Corp., Revenue Bonds:
35,000	BBB	Series D, 5.000% due 3/31/30(d)	41,465
65,000	BBB	Series D, 5.000% due 3/31/51(d)	73,879
45,000	Baa3(a)	Series A, 5.000% due 6/1/23	50,585
45,000	Baa3(a)	Series A, 5.000% due 6/1/24	52,018
45,000	Baa3(a)	Series A, 5.000% due 6/1/25	53,236
60,000	Baa3(a)	Series A, 5.000% due 6/1/26	72,638
40,000	Baa3(a)	Series A, 5.000% due 6/1/27	49,365
30,000	Baa3(a)	Series A, 5.000% due 6/1/31	37,096
30,000	Baa3(a)	Series A, 5.000% due 6/1/32	36,974
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
70,000	WD(g)	Prerefunded 7/1/20 @ 100, 5.625% due 7/1/30(c)	72,611
225,000	WD(g)	Prerefunded 7/1/20 @ 100, 5.750% due 7/1/38(c)	233,622
155,000	BBB	Series A, 4.000% due 7/1/42	166,048
65,000	BBB	Series A, 5.000% due 7/1/33	76,599
50,000	BBB	Series A, 5.000% due 7/1/34	58,672
20,000	BBB	Series A, 5.000% due 7/1/35	23,413
50,000	BBB	Series A, 5.000% due 7/1/36	58,300
30,000	BBB	5.000% due 7/1/27	35,491
40,000	BBB	5.000% due 7/1/28	47,210
65,000	BBB	5.000% due 7/1/29	76,477
30,000	BBB	5.000% due 7/1/31	34,999
35,000	A	Series A, 5.000% due 7/1/24	38,532
30,000	A	Series A, 5.000% due 7/1/25	32,975
		State of Maryland, GO:
2,500,000	AAA	Series B, 5.000% due 8/1/22	2,781,550
1,500,000	AAA	Series C, 5.000% due 8/1/20	1,553,415
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
$3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	$3,311,970
		Total Maryland	34,984,408
Massachusetts – 1.5%
		Commonwealth of Massachusetts, GO:
2,000,000	AA	5.000% due 5/1/42	2,522,680
1,500,000	AA	5.000% due 5/1/47	1,883,505
290,000	AA	Series A, Prerefunded 4/1/21 @ 100, 5.000% due 4/1/23(c)	307,986
90,000	AA	Series B, 5.000% due 7/1/22	99,851
400,000	AA	Series B, 5.250% due 8/1/20	415,220
520,000	AA	Series C, 5.000% due 4/1/23	591,484
45,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/45	53,006
		Massachusetts Development Finance Agency, Revenue Bonds:
50,000	A	5.000% due 7/1/30	64,517
235,000	A	5.000% due 7/1/31	301,498
500,000	Baa2(a)	5.000% due 7/1/34	625,370
585,000	A+	Series S-1, 5.000% due 10/1/24	699,093
55,000	AA-	Series Q-1, 5.000% due 7/1/21	55,160
140,000	BBB	Series D, 5.000% due 7/1/44	158,092
65,000	AAA	Series A, 5.000% due 7/15/22	72,308
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(c)(e)	169,567
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	389,565
45,000	AA-	5.000% due 7/1/23	51,626
115,000	AA-	5.000% due 7/1/24	136,235
105,000	AA-	Series S, 5.000% due 7/1/30	134,723
500,000	AA+	Series N, 1.450% due 7/1/41(b)	502,240
215,000	AA-	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Series I4, 5.000% due 7/1/20	215,606
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,312,471
2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, 4.000% due 11/1/43	2,666,950
		Total Massachusetts	13,428,753
Michigan – 1.4%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM, 2.154% (3-Month USD-LIBOR) due 7/1/32(b)	157,349
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	93,529
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$155,000	AA	Detroit Downtown Development Authority, Tax Allocation, Series A, AGM, 5.000% due 7/1/37	$175,020
		Grand Rapids Public Schools, GO, AGM:
100,000	AA	5.000% due 5/1/30	121,780
145,000	AA	5.000% due 5/1/31	175,846
20,000	AA	5.000% due 5/1/32	24,187
90,000	AA	5.000% due 5/1/33	108,702
40,000	AA	5.000% due 5/1/27	50,630
55,000	AA	5.000% due 5/1/29	68,864
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	121,794
75,000	A2(a)	5.000% due 5/15/28	91,091
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	111,486
		Kent Hospital Finance Authority, Revenue Bonds:
30,000	AA	Series A, 5.000% due 11/15/20	31,358
20,000	AA	Series A, 5.000% due 11/15/21	21,655
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	Series C, AGM, 5.000% due 7/1/22	342,922
190,000	A	Series A, 5.000% due 11/15/48	235,017
45,000	WR(a)	Series A, 5.000% due 6/1/21	47,922
735,000	AA-	5.000% due 12/1/44(b)	872,563
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(c)	71,789
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(c)	154,623
1,250,000	Aa3(a)	5.000% due 11/1/23	1,437,575
750,000	Aa3(a)	5.000% due 11/1/24	889,065
30,000	AA-	5.000% due 7/1/32	35,503
25,000	AA-	5.000% due 7/1/33	29,584
35,000	AA-	5.000% due 7/1/31	41,446
30,000	AA-	5.000% due 7/1/29	35,791
10,000	AA-	5.000% due 7/1/27	11,996
60,000	A+	5.000% due 8/15/29	67,965
160,000	A+	5.000% due 8/15/28	181,768
60,000	AA-	Series A, 5.000% due 12/1/28	76,885
85,000	AA-	Series A, 5.000% due 12/1/25	104,244
35,000	AA-	Series A, 5.000% due 12/1/27	44,937
45,000	AA-	Series A, 5.000% due 12/1/23	52,025
50,000	AA-	Series A, 5.000% due 12/1/24	59,583
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$40,000	AA-	5.000% due 12/1/26	$50,284
205,000	A+	5.000% due 11/15/36	224,159
45,000	A+	5.000% due 11/15/42	48,783
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	604,132
80,000	AA-	Series I, 5.000% due 4/15/35	97,517
		Michigan State Hospital Finance Authority, Revenue Bonds:
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	799,943
180,000	AA+	Series C, 2.400% due 11/15/47(b)	187,126
750,000	AA-	Series C, 5.000% due 12/1/19	756,967
700,000	AA-	Series C, 5.000% due 12/1/20	733,299
45,000	AA-	Series C, 5.000% due 12/1/24	53,625
40,000	AA-	Series C, 5.000% due 12/1/25	49,056
60,000	AA-	Series C, 5.000% due 12/1/26	75,426
40,000	AA-	Series C, 5.000% due 12/1/27	51,357
60,000	AA-	Series C, 5.000% due 12/1/28	76,885
		Michigan Strategic Fund, Revenue Bonds:
35,000	A	1.450% due 9/1/30(b)	34,958
290,000	A	1.450% due 8/1/29(b)	289,652
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	43,197
90,000	AA-	5.000% due 11/1/29	110,548
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	33,352
60,000	A+	5.000% due 9/1/24	69,844
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	120,061
280,000	AA+	State of Michigan Trunk Line Revenue, Revenue Bonds, AGM, 5.500% due 11/1/20	294,638
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	156,580
140,000	AA	5.000% due 5/1/31	167,923
145,000	AA	5.000% due 5/1/32	173,442
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	6,306
10,000	A	Series A, 5.000% due 12/1/30	12,547
10,000	A	Series A, 5.000% due 12/1/31	12,476
15,000	A	Series A, 5.000% due 12/1/36	18,429
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$60,000	A	Series C, 5.000% due 12/1/22	$67,209
65,000	A	Series C, 5.000% due 12/1/23	75,060
70,000	A	Series C, 5.000% due 12/1/24	83,220
60,000	A	Series C, 5.000% due 12/1/25	73,301
45,000	A	Series C, 5.000% due 12/1/26	56,287
45,000	A	Series C, 5.000% due 12/1/27	57,414
620,000	A	Series B, 5.000% due 12/1/29(d)	772,216
15,000	A	Series B, 5.000% due 12/1/30(d)	18,560
15,000	A	Series B, 5.000% due 12/1/31(d)	18,468
10,000	A	Series B, 5.000% due 12/1/33(d)	12,245
25,000	A	Series B, 5.000% due 12/1/36(d)	30,355
		Total Michigan	12,763,341
Minnesota – 1.7%
60,000	Baa1(a)	City of Maple Grove MN, Revenue Bonds, 5.000% due 9/1/26	71,964
40,000	WD(g)	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds, Series Prerefunded 11/15/25 @ 100, 5.000% due 11/15/40(c)	48,971
2,500,000	AAA	Metropolitan Council, GO, 3.000% due 3/1/27	2,610,925
		Minnesota Agricultural & Economic Development Board, Revenue Bonds:
120,000	AA	Series C1, AGC, 5.000% due 2/15/21	122,070
165,000	AA	Series C1, AGC, 5.000% due 2/15/22	167,876
130,000	A-	Northern Municipal Power Agency, Revenue Bonds, Series A1, 5.000% due 1/1/20	131,634
		State of Minnesota, GO:
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,406,450
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,237,150
		Total Minnesota	15,797,040
Mississippi – 0.7%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
435,000	A2(a)	Series A, 5.000% due 1/1/34	550,058
225,000	A2(a)	Series B, 5.000% due 1/1/30	287,730
3,000,000	A+	State of Mississippi, Revenue Bonds, Series A, 5.000% due 10/15/34	3,801,630
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	204,171
1,250,000	AA	Series A, 5.000% due 10/1/34	1,575,575
		Total Mississippi	6,419,164
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Missouri – 0.5%
		Cape Girardeau County Industrial Development Authority, Revenue Bonds:
$30,000	BBB-	Series A, 5.000% due 3/1/27	$36,054
35,000	BBB-	Series A, 5.000% due 3/1/36	40,684
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	36,505
30,000	A+	5.000% due 5/15/30	36,309
30,000	A+	5.000% due 5/15/31	36,115
85,000	A+	5.000% due 5/15/36	100,569
20,000	AA-	Series B, 4.000% due 2/1/40	21,624
70,000	AA-	Series B, 5.000% due 2/1/30	83,514
80,000	AA-	Series B, 5.000% due 2/1/32	94,704
65,000	AA-	Series B, 5.000% due 2/1/36	76,024
105,000	AA-	Series B, 5.000% due 2/1/45	120,924
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,096,425
5,000	A	Missouri Development Finance Board, Revenue Bonds, Series A, 6.000% due 6/1/20	5,168
85,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	94,189
10,000	Aaa(a)	Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds, 5.125% due 1/1/20	10,031
220,000	BB+(g)	St Louis County Industrial Development Authority, Revenue Bonds, Series A, 5.125% due 9/1/48	251,379
		Total Missouri	4,140,218
Montana – 0.1%
		Montana Board of Housing, Revenue Bonds:
120,000	AA+	Series A1, 4.000% due 12/1/47(d)	126,501
40,000	AA+	4.000% due 6/1/50	45,145
		Montana Facility Finance Authority, Revenue Bonds:
35,000	A+(g)	5.000% due 2/15/21	36,897
40,000	A+(g)	5.000% due 2/15/22	43,549
60,000	A+(g)	5.000% due 2/15/23	67,309
60,000	A+(g)	5.000% due 2/15/24	69,217
60,000	A+(g)	5.000% due 2/15/25	71,169
90,000	A+(g)	5.000% due 2/15/26	109,191
		Total Montana	568,978
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nebraska – 0.1%
$245,000	AA+	Nebraska Investment Finance Authority, Revenue Bonds, Series B, 4.000% due 9/1/49(d)	$268,020
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	139,173
125,000	A+	Series B, 5.000% due 1/1/34	150,116
155,000	A+	Series B, 5.000% due 1/1/36	185,095
		Total Nebraska	742,404
Nevada – 1.2%
		City of Carson City NV, Revenue Bonds:
20,000	A-	5.000% due 9/1/24	23,152
15,000	A-	5.000% due 9/1/28	18,457
20,000	A-	5.000% due 9/1/30	24,378
20,000	A-	5.000% due 9/1/32	24,203
20,000	A-	5.000% due 9/1/34	24,016
		Clark County School District, GO:
3,620,000	A+	Series A, 5.000% due 6/15/28	4,637,618
75,000	A+	Series A, 5.000% due 6/15/21	80,115
65,000	A+	Series A, 5.000% due 6/15/23	73,995
1,000,000	A+	Series C, 5.000% due 6/15/23	1,138,390
170,000	A+	Series A, 5.000% due 6/15/25	204,959
280,000	A+	County of Clark Department of Aviation, Revenue Bonds, Series C, 5.000% due 7/1/21(d)	298,987
345,000	A-	County of Clark NV, Revenue Bonds, Series A, 1.875% due 6/1/31(b)	345,890
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,850,345
		Las Vegas Valley Water District, GO:
30,000	AA+	Series B, 5.000% due 6/1/22	33,188
60,000	AA+	Series B, 5.000% due 6/1/23	66,343
60,000	AA+	Series B, 5.000% due 6/1/24	66,325
30,000	AA+	Series B, 5.000% due 6/1/25	33,146
85,000	AA+	Series A, 5.000% due 6/1/32	104,021
145,000	AA+	Series A, 5.000% due 6/1/33	177,115
155,000	AA+	Series A, 5.000% due 6/1/34	188,874
130,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	144,154
		State of Nevada, GO:
40,000	AA	5.000% due 8/1/21	42,977
80,000	AA	5.000% due 3/1/25	90,630
		Total Nevada	10,691,278
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire – 0.4%
$1,535,000	BBB+	City of Manchester NH General Airport Revenue, Revenue Bonds, Series A, 5.000% due 1/1/21	$1,607,467
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, Series A2, 2.150% due 7/1/27(b)(d)	758,633
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	A-	4.000% due 7/1/22	42,828
35,000	A-	5.000% due 7/1/26	38,453
70,000	A2(a)	Series A, 5.000% due 10/1/43	75,974
25,000	A-	4.000% due 10/1/38	27,385
135,000	A-	5.000% due 10/1/26	166,073
145,000	A-	5.000% due 10/1/27	176,971
60,000	A-	5.000% due 10/1/28	72,943
210,000	A-	5.000% due 10/1/30	252,504
40,000	AA-	5.000% due 7/1/24	47,386
70,000	AA-	5.000% due 7/1/30	89,816
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	70,985
65,000	AA-	Series B, 5.000% due 2/1/23	70,904
50,000	AA-	Series B, 5.000% due 2/1/24	54,467
		Total New Hampshire	3,552,789
New Jersey – 1.9%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	68,854
30,000	BBB+	5.000% due 2/15/25	34,383
		City of Bayonne NJ, GO:
45,000	AA	5.000% due 7/1/31	54,310
30,000	AA	5.000% due 7/1/32	36,116
30,000	AA	5.000% due 7/1/33	36,049
		New Jersey Economic Development Authority, Revenue Bonds:
1,000,000	BBB+	5.000% due 6/15/30	1,224,980
580,000	BBB+	Series XX, 5.000% due 6/15/26	673,745
30,000	AA	AGM, 5.000% due 6/1/25	35,745
40,000	AA	AGM, 5.000% due 6/1/27	49,758
60,000	AA	AGM, 5.000% due 6/1/28	74,159
45,000	AA	AGM, 5.000% due 6/1/29	55,295
40,000	BBB+	5.000% due 3/1/25	44,248
220,000	BBB+	Series II, 5.000% due 3/1/21	232,221
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$270,000	BBB+	Series NN, 5.000% due 3/1/23	$301,152
370,000	BBB+	Series NN, 5.000% due 3/1/24	410,519
125,000	BBB+	Series I, 5.500% due 9/1/19	125,000
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	66,084
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/28	18,555
45,000	AA	Series A, 5.000% due 7/1/33	54,815
10,000	BBB	5.000% due 7/1/21	10,622
25,000	BBB	5.000% due 7/1/22	27,413
90,000	BBB	5.000% due 7/1/23	101,410
25,000	BBB	5.000% due 7/1/24	28,877
25,000	BBB	5.000% due 7/1/25	29,563
10,000	BBB	5.000% due 7/1/26	12,072
15,000	BBB	5.000% due 7/1/27	18,072
75,000	BBB	5.000% due 7/1/28	89,958
250,000	BBB-	5.000% due 7/1/41	288,308
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	184,769
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	132,644
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	77,095
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	152,125
40,000	AA	Series 1B, 5.000% due 12/1/21(d)	43,062
40,000	AA	Series 1A, 5.000% due 12/1/22(d)	44,320
100,000	AA	Series 1A, 5.000% due 12/1/24(d)	116,729
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
870,000	BBB+	Series A, zero coupon, due 12/15/27	715,210
195,000	BBB+	Series A, zero coupon, due 12/15/28	155,146
220,000	BBB+	Series A, 5.000% due 12/15/33	265,698
2,000,000	BBB+	Series A, 5.000% due 12/15/34	2,407,480
5,000,000	A+	5.000% due 6/15/24	5,793,400
435,000	A+	5.000% due 6/15/27	527,642
215,000	BBB+	Series AA, 5.000% due 6/15/23	235,530
345,000	BBB+	Series AA, 5.000% due 6/15/24	377,030
360,000	BBB+	Series AA, 5.000% due 6/15/25	414,036
215,000	BBB+	Series AA, 5.000% due 6/15/26	247,091
90,000	BBB+	Series B4, 5.250% due 12/15/19	91,008
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
		New Jersey Turnpike Authority, Revenue Bonds:
$60,000	A+	Series C1, 1.901% (1-Month USD-LIBOR) due 1/1/21(b)	$60,053
555,000	A+	Series C5, 2.021% (1-Month USD-LIBOR) due 1/1/28(b)	555,644
		Total New Jersey	16,797,995
New Mexico – 0.1%
340,000	A-	City of Farmington NM, Revenue Bonds, Series A, 1.875% due 4/1/29(b)	340,877
185,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	203,387
		Total New Mexico	544,264
New York – 13.9%
		City of New York NY, GO:
5,000,000	AA+	Series J6, 1.390% due 8/1/24(b)	5,000,000
4,500,000	AA	Series B5, 1.430% due 10/1/46(b)	4,500,000
5,620,000	AA	Series H, 5.000% due 1/1/36	7,193,937
10,000,000	AA	Series D3, 5.000% due 8/1/38(b)	11,453,400
90,000	AA	Series J, 5.000% due 8/1/22	100,108
2,825,000	AA+	Series F4, 1.220% due 6/1/44(b)	2,825,000
190,000	AA	Series A, 5.000% due 8/1/22	211,339
90,000	AA	Series C, 5.000% due 8/1/27	108,103
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,476,107
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,409,550
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,236,970
1,925,000	AA	County of Nassau NY, GO, Series A. AGM, 5.000% due 4/1/32	2,440,149
		Dutchess County Local Development Corp., Revenue Bonds:
30,000	A-	Series A, 5.750% due 7/1/40	31,132
30,000	AA	Series A, AGM, 5.000% due 7/1/20	30,948
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	144,487
215,000	A+	Series A, 5.000% due 2/15/35	267,830
		Long Island Power Authority, Revenue Bonds:
60,000	A-	Series B, 5.000% due 9/1/22	66,948
45,000	A-	Series B, 5.000% due 9/1/23	51,851
40,000	A-	Series B, 5.000% due 9/1/24	47,548
		Metropolitan Transportation Authority, Revenue Bonds:
3,300,000	AA+	1.380% due 11/15/50(b)	3,300,000
230,000	A	Series B, NPFG, 5.250% due 11/15/19	231,861
3,765,000	SP-1	Series B1A, 5.000% due 5/15/20	3,862,363
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$2,000,000	SP-1	Series B1D, 5.000% due 5/15/20	$2,051,720
2,735,000	SP-1	Series B2D, 5.000% due 5/15/21	2,906,184
1,000,000	SP-1	Series C2, 5.000% due 9/1/21	1,073,130
290,000	A	Series C2, zero coupon, due 11/15/33	207,947
770,000	A	Series A1, 5.000% due 11/15/45(b)	802,971
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A2(a)	Series A, 5.000% due 11/15/51	396,222
860,000	A2(a)	Series A, 5.000% due 11/15/56	963,372
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,820,440
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
3,000,000	AAA	1.380% due 2/1/45(b)	3,000,000
2,500,000	AAA	1.390% due 8/1/45(b)	2,500,000
5,000,000	AAA	1.430% due 8/1/39(b)	5,000,000
305,000	NR	Series Prerefunded 11/1/19 @ 100, 5.000% due 11/1/20(c)	306,931
2,000,000	AAA	Series A3, 4.000% due 8/1/42	2,270,060
275,000	AAA	Series C2, 5.000% due 5/1/32	351,986
160,000	AAA	Series A, 5.000% due 11/1/21	173,549
145,000	AAA	Series B, 4.000% due 2/1/21	151,046
100,000	AAA	Series B, 5.000% due 2/1/21	105,565
770,000	AAA	5.000% due 11/1/20	774,836
		New York City Water & Sewer System, Revenue Bonds:
5,000,000	AA+	Series AA, 5.000% due 6/15/32	5,352,100
4,200,000	AA+	Series B, 1.370% due 6/15/32(b)	4,200,000
4,285,000	AA+	1.390% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,986,510
		New York State Dormitory Authority, Revenue Bonds:
85,000	AA+	Series A, 5.000% due 2/15/20	86,509
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	5,145,040
30,000	A-	Series A, 5.000% due 7/1/23	34,259
70,000	A-	Series A, 5.000% due 7/1/25	84,764
7,000,000	AA+	Series C, 5.000% due 3/15/33	8,914,290
385,000	AA	5.000% due 5/15/23	426,029
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,785,153
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York State Thruway Authority Highway & Bridge Trust Fund, Revenue Bonds:
$235,000	AA+	Series A, Prerefunded 4/1/20 @ 100, 5.000% due 4/1/23(c)	$240,320
65,000	AA+	Series A1, 5.000% due 4/1/20	66,464
60,000	AA+	Series A1, 5.000% due 4/1/21	63,682
		New York State Urban Development Corp., Revenue Bonds:
5,000,000	AA+	Series A, 5.000% due 3/15/20	5,105,300
285,000	AA+	Series A, 5.000% due 3/15/22	304,611
80,000	AA+	Series A, 5.000% due 3/15/32	99,997
		New York Transportation Development Corp., Revenue Bonds:
245,000	Baa3(a)	5.000% due 7/1/41(d)	275,517
395,000	Baa3(a)	5.250% due 1/1/50(d)	445,209
5,000,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(d)	5,899,650
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, 4.000% due 10/15/32	456,448
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
85,000	AA-	Series B, 5.000% due 11/15/23	99,046
115,000	AA-	Series B, 5.000% due 11/15/24	133,693
		Total New York	125,335,181
North Carolina – 2.2%
		County of New Hanover NC, Revenue Bonds:
25,000	A+	5.000% due 10/1/27	31,176
205,000	A+	5.000% due 10/1/47	240,420
100,000	BBB	Nash Health Care Systems, Revenue Bonds, 5.000% due 11/1/41	106,320
		North Carolina Medical Care Commission, Revenue Bonds:
655,000	A	2.200% due 12/1/48(b)	666,089
175,000	A	5.000% due 6/1/21	179,984
115,000	A	5.000% due 6/1/22	118,250
15,000	A	North Carolina Municipal Power Agency No 1, Revenue Bonds, Series A, 5.000% due 1/1/30	15,040
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	361,505
290,000	AA	5.000% due 3/1/23	328,532
6,500,000	AAA	State of North Carolina, GO, Series A, 5.000% due 6/1/26	8,165,950
10,000,000	AAA	University of North Carolina at Chapel Hill, Revenue Bonds, Series B, 1.844% (1-Month USD-LIBOR) due 12/1/34(b)	10,007,700
		Total North Carolina	20,220,966
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – 1.1%
$1,605,000	Baa2(a)	Akron Bath Copley Joint Township Hospital District, Revenue Bonds, 5.250% due 11/15/46	$1,908,056
		American Municipal Power, Inc., Revenue Bonds:
800,000	A	Series A, 2.300% due 2/15/38(b)	814,952
45,000	A	Series B, 5.000% due 2/15/21	47,519
60,000	A	Series B, 5.000% due 2/15/22	65,613
65,000	A	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	71,071
60,000	A	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(c)	65,604
10,000	NR	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	10,934
40,000	A	5.000% due 2/15/42	43,016
		City of Cleveland OH Airport System Revenue, Revenue Bonds:
30,000	AA	Series A, AGM, 5.000% due 1/1/26	35,602
45,000	AA	Series A, AGM, 5.000% due 1/1/28	53,077
65,000	AA	Series A, AGM, 5.000% due 1/1/29	76,448
60,000	AA	Series A, AGM, 5.000% due 1/1/30	70,307
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(c)	38,192
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(c)	49,104
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	67,202
80,000	A+	County of Allen OH Hospital Facilities Revenue, Revenue Bonds, Series B, 5.000% due 8/1/47(b)	87,771
		County of Fairfield OH, Revenue Bonds:
70,000	Baa3(a)	5.000% due 6/15/25	77,404
75,000	Baa3(a)	5.000% due 6/15/26	82,712
80,000	Baa3(a)	5.000% due 6/15/27	87,913
85,000	Baa3(a)	5.000% due 6/15/28	93,095
		County of Franklin OH, Revenue Bonds:
60,000	Aa2(a)	5.000% due 11/1/25	73,416
60,000	Aa2(a)	5.000% due 11/1/26	75,280
65,000	Baa1(a)	County of Lake OH, Revenue Bonds, 5.000% due 8/15/27	76,901
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(c)	150,686
		County of Muskingum OH, Revenue Bonds:
35,000	BB+	5.000% due 2/15/20	35,463
170,000	BB+	5.000% due 2/15/27	186,995
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	538,892
		County of Wood OH, Revenue Bonds:
20,000	Ba2(a)	5.000% due 12/1/32	21,363
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – (continued)
$25,000	Ba2(a)	5.000% due 12/1/42	$26,435
140,000	A	Ohio Higher Educational Facility Commission, Revenue Bonds, Series A, 5.250% due 1/15/21	142,071
60,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, 4.500% due 3/1/50	67,854
		Ohio State Building Authority, Revenue Bonds:
235,000	AA	Series B, 5.000% due 10/1/21	235,688
60,000	AA	Series B, 5.000% due 10/1/22	60,176
85,000	AA	Series B, 5.000% due 10/1/23	85,249
335,000	A+	Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Series A2, zero coupon, due 2/15/42	180,880
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 1.320% due 12/1/36(b)	2,000,000
1,500,000	AAA	State of Ohio, GO, Series U, 5.000% due 5/1/28	1,966,545
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	94,764
145,000	AA	5.000% due 1/1/29	186,651
		Total Ohio	10,050,901
Oklahoma – 0.3%
560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	693,532
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	41,143
45,000	AA-	Series A, 5.000% due 6/1/28	52,814
		Oklahoma City Public Property Authority, Revenue Bonds:
30,000	A+	5.000% due 10/1/25	36,448
45,000	A+	5.000% due 10/1/26	54,397
35,000	A+	5.000% due 10/1/27	42,242
		Oklahoma Development Finance Authority, Revenue Bonds:
30,000	BB+	Series B, 5.000% due 8/15/27	37,016
30,000	BB+	Series B, 5.000% due 8/15/28	37,707
10,000	BB+	Series B, 5.000% due 8/15/29	12,464
90,000	WR(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(c)	98,406
210,000	WR(a)	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/42(c)	229,614
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, 5.000% due 1/1/26	59,252
175,000	A	Series A, 5.000% due 1/1/27	206,946
60,000	A	Series A, 5.000% due 1/1/28	70,837
45,000	A	Series A, 5.000% due 1/1/29	53,077
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oklahoma – (continued)
$115,000	AA	Series A, AGM, 5.000% due 1/1/21	$116,464
360,000	AA	Series A, AGM, 5.000% due 1/1/22	364,558
60,000	A	Series B, 5.000% due 1/1/27	70,953
		Total Oklahoma	2,277,870
Oregon – 1.0%
20,000	NR	Clackamas County Hospital Facility Authority, Revenue Bonds, 3.000% due 11/15/22	20,041
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,951,012
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,445,266
1,035,000	AA+	State of Oregon, GO, Series A, 5.000% due 5/1/20	1,062,014
85,000	Aa1(a)	Washington County School District No 1 West Union, GO, 5.000% due 6/15/30	107,665
		Total Oregon	8,585,998
Pennsylvania – 2.1%
600,000	A+	Allegheny County Hospital Development Authority, Revenue Bonds, 5.000% due 7/15/25	727,356
		City of Philadelphia PA, GO:
195,000	A	Series A, 5.000% due 8/1/20	201,852
550,000	A	Series A, 5.000% due 8/1/22	608,768
1,000,000	A	Series B, 5.000% due 2/1/24	1,160,210
85,000	A	Series B, 5.000% due 8/1/27	102,440
300,000	A	Series B, 5.000% due 8/1/29	357,675
320,000	A	Series B, 5.000% due 8/1/30	380,032
335,000	A	Series B, 5.000% due 8/1/31	396,385
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A	Series B, 5.000% due 7/1/30(d)	61,721
70,000	A	Series B, 5.000% due 7/1/31(d)	85,887
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,264,530
500,000	A	Series B, 5.000% due 6/1/25	593,025
		Commonwealth of Pennsylvania, GO:
60,000	A+	5.000% due 7/1/21	64,239
110,000	A+	5.000% due 3/15/31	130,502
3,070,000	A+	5.000% due 1/15/24	3,572,651
290,000	A+	5.000% due 10/15/27	333,317
810,000	A+	5.000% due 9/15/29	1,002,302
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$220,000	NR	Erie County Hospital Authority, Revenue Bonds, Series A, Prerefunded 7/1/20 @ 100, 7.000% due 7/1/27(c)	$230,494
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	239,493
310,000	Aa3(a)	5.000% due 6/1/39	389,732
		Lehigh County Industrial Development Authority, Revenue Bonds:
165,000	A	1.800% due 2/15/27(b)	167,150
1,375,000	A	Series A, 1.800% due 9/1/29(b)	1,386,302
95,000	A+	Monroeville Finance Authority, Revenue Bonds, 5.000% due 2/15/26	116,830
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	412,662
115,000	A	Series A, AMBAC, 6.000% due 6/1/22(f)	126,948
10,000	BBB-	5.000% due 10/1/23	11,105
40,000	BBB-	5.000% due 10/1/28	46,770
45,000	BBB-	5.000% due 10/1/29	52,378
140,000	BBB-	5.000% due 10/1/32	160,908
225,000	BBB-	5.000% due 10/1/36	256,221
500,000	BBB-	5.000% due 10/1/40	565,595
		Northampton County General Purpose Authority, Revenue Bonds:
1,000,000	A+	5.000% due 11/1/27	1,286,870
75,000	A-	4.000% due 8/15/48	81,345
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
300,000	BBB+	1.500% due 4/1/49(b)(d)(f)	300,018
90,000	A	5.000% due 3/1/21	94,739
60,000	A	5.000% due 3/1/22	65,248
165,000	A-	Series A, 1.700% due 8/1/37(b)(d)	165,299
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
35,000	AA	Series A, 5.000% due 8/15/27	44,823
35,000	AA	Series A, 5.000% due 8/15/28	44,360
60,000	AA	Series A, 5.000% due 8/15/30	75,183
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	16,858
15,000	A1(a)	Series A1, 5.000% due 12/1/23	17,396
45,000	A1(a)	Series A1, 5.000% due 12/1/29	56,994
30,000	A1(a)	Series A1, 5.000% due 12/1/34	37,187
35,000	A	Series A2, 5.000% due 12/1/28	44,509
35,000	A	Series A2, 5.000% due 12/1/33	43,457
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
		Philadelphia Gas Works Co., Revenue Bonds:
$30,000	A	5.000% due 8/1/23	$34,264
20,000	A	5.000% due 8/1/24	23,483
25,000	A	5.000% due 8/1/25	30,045
		Pittsburgh School District, GO:
45,000	AA	Series A, AGM, 5.000% due 9/1/19	45,000
30,000	AA	Series A, AGM, 5.000% due 9/1/20	31,166
250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM, 5.000% due 9/1/44	313,315
		School District of Philadelphia, GO:
405,000	A2(a)	Series C, 5.000% due 9/1/20	419,839
175,000	A2(a)	Series C, 5.000% due 9/1/21	181,515
		State Public School Building Authority, Revenue Bonds:
40,000	A2(a)	5.000% due 6/1/26	47,524
180,000	AA	5.000% due 12/1/28	221,186
130,000	AA	5.000% due 12/1/33	155,602
		Total Pennsylvania	19,082,705
Rhode Island – 0.4%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,578,500
240,000	AA	5.000% due 5/15/25	287,505
195,000	BB-	5.000% due 9/1/31	226,093
165,000	BBB+	5.000% due 5/15/39	191,732
155,000	AA+	Rhode Island Housing & Mortgage Finance Corp./RI, Revenue Bonds, 4.000% due 10/1/49	171,449
105,000	AA	Rhode Island Student Loan Authority, Revenue Bonds, Series A, 3.500% due 12/1/34(d)	111,644
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB+	Series A, 5.000% due 6/1/27	63,842
70,000	BBB	Series A, 5.000% due 6/1/28	81,029
		Total Rhode Island	3,711,794
South Carolina – 3.2%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA	Series B, 5.000% due 3/1/22	32,911
30,000	AA	Series B, 5.000% due 3/1/24	35,167
30,000	AA	Series B, 5.000% due 3/1/25	36,227
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
		County of Charleston SC, GO:
$4,385,000	AAA	5.000% due 11/1/22	$4,923,303
2,500,000	AAA	Series C, 5.000% due 11/1/27	3,250,900
13,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	14,346,670
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	136,795
95,000	A-	5.000% due 12/1/29	112,516
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
200,000	A+	Prerefunded 11/1/22 @ 100, 5.000% due 11/1/28(c)	224,276
65,000	A+	5.000% due 2/1/22	70,547
30,000	A+	5.000% due 2/1/24	34,500
50,000	A+	5.000% due 2/1/25	59,072
50,000	A+	5.000% due 2/1/26	60,501
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(d)	83,348
140,000	A+	5.000% due 7/1/30(d)	177,479
		South Carolina Public Service Authority, Revenue Bonds:
2,080,000	A	Series A, 5.000% due 12/1/49	2,335,840
515,000	A	Series A, 5.500% due 12/1/54	588,619
185,000	A	Series B, 5.000% due 12/1/35	223,054
275,000	A	Series B, 5.000% due 12/1/36	330,770
115,000	A	Series C, 5.000% due 12/1/25	135,778
115,000	A	Series C, 5.000% due 12/1/26	135,582
90,000	A	Series C, 5.000% due 12/1/27	105,828
105,000	A	Series C, 5.000% due 12/1/46	119,476
190,000	A	Series E, 5.500% due 12/1/53	214,761
355,000	A	Series A, 5.000% due 12/1/50	406,891
230,000	Aaa(a)	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, 4.000% due 1/1/50	256,549
50,000	A1(a)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series A, 5.000% due 10/1/25	61,106
		Total South Carolina	28,498,466
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	34,187
15,000	AA-	5.000% due 7/1/24	17,615
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Dakota – (continued)
$10,000	AA-	5.000% due 7/1/27	$12,594
50,000	AA-	5.000% due 7/1/33	61,048
40,000	AA-	5.000% due 7/1/35	48,570
35,000	A+	Series B, 5.000% due 11/1/24	41,413
35,000	A+	Series B, 5.000% due 11/1/25	41,441
5,000	A+	Series B, 5.000% due 11/1/26	5,896
		Total South Dakota	262,764
Tennessee – 1.0%
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	37,818
35,000	A-	Series A, 5.000% due 7/1/30	43,785
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
30,000	BBB	5.000% due 4/1/24	34,123
40,000	BBB	5.000% due 4/1/25	46,586
35,000	BBB	5.000% due 9/1/22	38,250
30,000	BBB	5.000% due 9/1/24	34,480
145,000	A	Memphis-Shelby County Airport Authority, Revenue Bonds, Series B, 5.625% due 7/1/20(d)	150,114
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,289,007
		Tennessee Energy Acquisition Corp., Revenue Bonds:
675,000	A3(a)	4.000% due 11/1/49(b)	758,464
350,000	A3(a)	Series A, 4.000% due 5/1/48(b)	378,777
		Total Tennessee	8,811,404
Texas – 13.2%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,380,461
40,000	AA-	Austin Community College District, Revenue Bonds AMBAC, zero coupon, due 2/1/22	38,693
2,525,000	Aa3(a)	Brownsville Independent School District, GO, 4.000% due 8/15/22	2,730,838
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	83,179
145,000	A-	5.000% due 1/1/32	171,643
95,000	A-	5.000% due 1/1/35	111,573
45,000	A-	5.000% due 1/1/36	52,766
35,000	A-	Series A, 5.000% due 1/1/31	41,138
30,000	A-	Series A, 5.000% due 1/1/32	35,137
60,000	A-	Series A, 5.000% due 1/1/34	69,914
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$160,000	A-	Series A, 5.000% due 1/1/40	$184,462
510,000	A-	Central Texas Turnpike System, Revenue Bonds, Series A, 5.000% due 8/15/42(b)	520,889
90,000	AA	City of Arlington TX, Special Tax, Series C, 5.000% due 2/15/45	93,956
80,000	A	City of Austin TX Airport System Revenue, Revenue Bonds, 5.000% due 11/15/29(d)	93,492
45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	50,319
		City of Dallas TX, GO:
2,060,000	AA-	5.000% due 2/15/25	2,467,365
170,000	AA-	5.000% due 2/15/24	197,871
130,000	AA-	5.000% due 2/15/23	142,259
		City of Houston TX, GO:
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	67,840
2,290,000	Aa3(a)	Series A, 5.000% due 3/1/24	2,666,911
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	143,917
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(d)	61,226
60,000	A1(a)	Series A, 5.000% due 7/1/27(d)	74,959
30,000	A1(a)	Series A, 5.000% due 7/1/28(d)	38,213
230,000	A+	Series A, 5.000% due 7/1/20(d)	237,227
350,000	A+	Series A, 5.000% due 7/1/23(d)	385,934
90,000	A1(a)	Series B, 5.000% due 7/1/28	116,695
360,000	A1(a)	Series B, 5.000% due 7/1/29	464,001
190,000	A1(a)	Series B, 5.000% due 7/1/30	243,192
2,000,000	A1(a)	Series D, 5.000% due 7/1/24	2,354,860
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,816,365
1,500,000	A1(a)	Series D, 5.000% due 7/1/26	1,864,260
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	265,845
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	86,297
75,000	AA	Series C, 5.000% due 5/15/28	87,986
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,215,760
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,500,000	AA-	2.750% due 2/1/48(b)	1,565,940
45,000	AA	5.000% due 2/1/29	57,409
30,000	AA	5.000% due 2/1/30	38,069
45,000	AA	5.000% due 2/1/31	56,859
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$35,000	AA	5.000% due 2/1/33	$43,838
90,000	AA	5.250% due 2/1/25	109,532
205,000	AA-	Series B, 2.000% due 2/1/33(b)	207,112
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	33,266
110,000	AA-	Series C, 5.000% due 8/15/25	121,907
		County of Travis TX, GO:
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,902,864
85,000	AAA	Series A, 5.000% due 3/1/24	99,396
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,775,395
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
9,000,000	AAA	Series B1, 2.125% due 2/15/40(b)	9,147,690
145,000	AAA	5.000% due 2/15/22	158,859
145,000	AAA	5.000% due 2/15/23	164,236
725,000	AAA	5.000% due 2/15/24	847,634
620,000	AAA	5.000% due 2/15/25	746,591
105,000	AAA	5.000% due 2/15/27	129,353
90,000	AAA	Series C, 5.000% due 2/15/44	102,757
165,000	AAA	Series B2, 1.400% due 2/15/40(b)	165,203
180,000	AAA	Series B3, 1.400% due 2/15/44(b)	180,221
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds AMBAC, 5.250% due 12/1/29	286,810
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	214,112
		Dallas Independent School District, GO:
85,000	AAA	PSF-GTD, 5.000% due 2/15/36(b)	92,477
20,000	Aaa(a)	Prerefunded 2/15/22 @ 100, 5.000% due 2/15/36(c)	21,868
		Dallas Love Field, Revenue Bonds:
40,000	A	5.000% due 11/1/30(d)	47,476
90,000	A	5.000% due 11/1/31(d)	106,449
		Dallas/Fort Worth International Airport, Revenue Bonds:
85,000	A+	Series B, 5.000% due 11/1/26(d)	94,648
35,000	A+	Series B, 5.000% due 11/1/27(d)	38,927
80,000	A+	Series B, 5.000% due 11/1/28(d)	88,844
155,000	A+	Series B, 5.000% due 11/1/30(d)	171,222
330,000	A+	Series B, 5.000% due 11/1/31(d)	363,465
420,000	A+	Series B, 5.000% due 11/1/32(d)	462,046
290,000	A+	Series B, 5.000% due 11/1/33(d)	318,658
70,000	A+	Series B, 5.000% due 11/1/34(d)	76,804
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$1,500,000	A+	Series E, 5.000% due 11/1/22(d)	$1,668,285
30,000	A+	Series A, 5.000% due 11/1/19	30,187
85,000	AAA	Denton Independent School District, GO, PSF-GTD, zero coupon, due 8/15/25	78,157
		Fort Bend Independent School District, GO:
160,000	AAA	Series D, PSF-GTD, 1.500% due 8/1/42(b)	160,475
80,000	AAA	Series C, PSF-GTD, 1.350% due 8/1/42(b)	80,158
		Fort Worth Independent School District, GO, PSF-GTD:
105,000	AAA	5.000% due 2/15/26	130,155
80,000	AAA	5.000% due 2/15/22	87,544
		Grand Parkway Transportation Corp., Revenue Bonds:
70,000	BBB	Series A, 5.125% due 10/1/43	78,161
170,000	BBB	Series A, 5.500% due 4/1/53	192,935
150,000	AA+	Series A, 5.000% due 10/1/31	191,220
125,000	AA+	Series A, 5.000% due 10/1/32	158,821
190,000	AA+	Series A, 5.000% due 10/1/33	240,856
145,000	AA+	Series A, 5.000% due 10/1/34	183,093
1,210,000	AA+	Series B, 5.000% due 10/1/52(b)	1,381,832
35,000	AA+	Series B, 5.000% due 4/1/53	39,333
70,000	AA+	Series B, 5.250% due 10/1/51	80,075
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(c)	1,039,743
		Harris County Flood Control District, Revenue Bonds:
5,000,000	AAA	Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/39(c)	5,209,450
1,000,000	AAA	Series A, Prerefunded 10/1/20 @ 100, 5.000% due 10/1/34(c)	1,041,890
2,000,000	AAA	Houston Independent School District, GO, Series PSF-GTD, 5.000% due 2/15/36	2,505,000
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,499
20,000	A+	5.000% due 10/15/26	24,299
15,000	A+	5.000% due 10/15/27	18,129
20,000	A+	5.000% due 10/15/29	23,986
30,000	A+	5.000% due 10/15/31	35,492
40,000	A+	5.000% due 10/15/35	46,627
30,000	A+	5.000% due 10/15/36	34,893
35,000	A+	5.000% due 10/15/39	40,426
45,000	A+	5.000% due 10/15/44	51,561
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Lamar Consolidated Independent School District, GO:
$7,280,000	AAA	Series PSF-GTD, 5.000% due 2/15/31	$9,067,604
7,050,000	AAA	Series PSF-GTD, 5.000% due 2/15/34	8,705,410
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,482,152
		Lower Colorado River Authority, Revenue Bonds:
1,135,000	A	5.000% due 5/15/22	1,208,457
135,000	A	5.000% due 5/15/32	171,674
70,000	A	5.000% due 5/15/34	88,480
70,000	A	5.000% due 5/15/36	87,971
400,000	A	Series B, 5.000% due 5/15/21	411,112
195,000	A	Series B, 5.000% due 5/15/25	235,499
85,000	A	Series B, 5.000% due 5/15/27	101,750
85,000	A	Series B, 5.000% due 5/15/28	101,095
245,000	A	Series B, 5.000% due 5/15/29	292,606
25,000	A	Series D, 5.000% due 5/15/22	27,545
20,000	A	Series D, 5.000% due 5/15/23	22,763
35,000	A	Series D, 5.000% due 5/15/24	41,085
40,000	A	Series D, 5.000% due 5/15/26	48,172
2,720,000	AAA	Midlothian Independent School District, GO, Series B, PSF-GTD, 2.500% due 8/1/52(b)	2,753,565
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa2(a)	Series A, 5.000% due 8/15/24	70,971
70,000	Aa2(a)	Series A, 5.000% due 8/15/25	85,196
45,000	Aa2(a)	Series A, 5.000% due 8/15/26	56,209
45,000	Aa2(a)	Series A, 5.000% due 8/15/27	57,435
70,000	Aa2(a)	Series A, 5.000% due 8/15/30	87,417
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	77,698
40,000	A3(a)	5.000% due 4/1/28	47,596
125,000	AAA	North East Independent School District, GO, Series B, PSF-GTD, 1.420% due 8/1/40(b)	125,024
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	32,701
55,000	AA-	4.000% due 12/15/24	59,856
		North Texas Tollway Authority, Revenue Bonds:
3,000,000	A+	Series A, 5.000% due 1/1/38	3,801,750
200,000	A+	Series A, 5.000% due 1/1/39	236,688
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$290,000	A+	Series B, 5.000% due 1/1/29	$343,360
160,000	A+	Series B, 5.000% due 1/1/30	189,312
35,000	A+	Series A, 5.000% due 1/1/30	42,413
40,000	A+	Series A, 5.000% due 1/1/33	49,219
20,000	A	Series B, 5.000% due 1/1/31	24,017
85,000	A	Series B, 5.000% due 1/1/32	104,554
50,000	A+	Series A, 5.000% due 1/1/23	56,333
145,000	A+	Series A, 5.000% due 1/1/24	168,668
370,000	WD(g)	Series A, Prerefunded 9/1/21 @ 100, 5.500% due 9/1/41(c)	401,831
30,000	WD(g)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(c)	32,876
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD, 2.750% due 8/1/48(b)	721,613
		Permanent University Fund – University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	55,457
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	62,068
430,000	Aaa(a)	Prosper Independent School District, GO, PSF-GTD, 5.000% due 2/15/44	541,017
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD, zero coupon, due 2/15/25	46,328
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD, 5.000% due 8/1/28	1,486,520
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	155,840
215,000	AA+	5.000% due 9/15/24	239,187
270,000	AA+	5.000% due 9/15/25	300,205
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	193,279
390,000	AA	Series B, 2.000% due 5/1/44(b)	397,344
2,000,000	AA	Series A, 5.000% due 5/15/36	2,520,800
		Sherman Independent School District, GO, PSF-GTD:
2,130,000	Aaa(a)	Series B, 3.000% due 8/1/48(b)	2,165,891
45,000	Aaa(a)	Series B, Prerefunded 8/1/20 @ 100, 3.000% due 8/1/48(b)(c)	45,742
		Southwest Higher Education Authority, Inc., Revenue Bonds:
90,000	AA-	5.000% due 10/1/19	90,262
65,000	AA-	Prerefunded 10/1/19 @ 100, 5.000% due 10/1/20(c)	65,193
		State of Texas, GO:
240,000	AAA	1.850% due 8/1/29(b)	241,121
1,085,000	AAA	2.250% due 8/1/29(b)	1,095,351
3,500,000	Aaa(a)	5.000% due 8/1/21	3,761,999
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$150,000	AAA	5.000% due 8/1/26(d)	$176,734
45,000	AAA	Series A, 5.000% due 8/1/21(d)	48,278
350,000	AAA	Series B, 5.000% due 8/1/25(d)	401,184
360,000	AAA	4.000% due 8/1/21(d)	379,447
45,000	AAA	Series C, 5.000% due 8/1/20(d)	46,573
40,000	AAA	Series C, 5.000% due 8/1/21(d)	42,914
2,500,000	AAA	5.000% due 10/1/24	2,934,575
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
400,000	A(g)	Series B, 5.000% due 11/15/40	457,948
155,000	A	5.500% due 9/1/43	174,243
30,000	AA-	5.000% due 8/15/25	34,330
45,000	AA-	5.000% due 8/15/26	51,364
45,000	AA-	5.000% due 8/15/28	51,141
110,000	AA-	5.000% due 8/15/33	123,613
165,000	AA	5.000% due 2/15/25	197,629
60,000	AA	5.000% due 2/15/34	72,626
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	188,374
		Texas Department of Housing & Community Affairs, Revenue Bonds:
420,000	Aaa(a)	2.950% due 7/1/36	442,718
440,000	AA+	Series A, 4.000% due 3/1/50	496,518
460,000	Baa3(a)	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, 7.000% due 12/31/38(d)	544,709
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	774,876
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	169,677
		Texas Transportation Commission, Revenue Bonds:
800,000	Baa3(a)	zero coupon, due 8/1/35	461,024
500,000	Baa3(a)	zero coupon, due 8/1/36	272,985
		Texas Water Development Board, Revenue Bonds:
125,000	AAA	Series A, 5.000% due 4/15/22	137,507
180,000	AAA	Series A, 5.000% due 4/15/25	217,838
75,000	AAA	Series A, 5.000% due 10/15/25	92,105
125,000	AAA	Series A, 5.000% due 4/15/26	155,571
190,000	AAA	Series A, 5.000% due 4/15/29	243,962
505,000	AAA	Series A, 5.000% due 4/15/30	645,683
		Travis County Health Facilities Development Corp., Revenue Bonds:
2,305,000	NR	Series Prerefunded 1/1/21 @ 100, 7.000% due 1/1/32(c)	2,479,534
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$1,365,000	NR	Series Prerefunded 1/1/21 @ 100, 7.125% due 1/1/46(c)	$1,470,583
		University of Houston, Revenue Bonds:
190,000	AA	Series A, 5.000% due 2/15/30	231,380
10,000	AA	5.250% due 2/15/25	10,030
		University of Texas System, Revenue Bonds:
60,000	AAA	Series D, 5.000% due 8/15/20	62,245
65,000	AAA	Series D, 5.000% due 8/15/21	69,961
70,000	AAA	Series D, 5.000% due 8/15/22	78,009
80,000	AAA	Series E, 5.000% due 8/15/22	89,153
90,000	AAA	Series J, 5.000% due 8/15/22	100,297
1,785,000	NR	Series A, Prerefunded 2/15/22 @ 100, 5.000% due 8/15/27(c)	1,953,986
90,000	AAA	Series B, 5.000% due 8/15/22	100,297
		Total Texas	119,430,564
Utah – 0.4%
		Salt Lake City Corp. Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(d)	42,909
115,000	A+	Series A, 5.000% due 7/1/28(d)	143,332
85,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(c)	94,650
2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, 5.000% due 6/15/31	3,324,675
		Total Utah	3,605,566
Virginia – 2.2%
30,000	BBB	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	32,944
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,365,844
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,544,900
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	46,605
40,000	A3(a)	5.000% due 6/15/29	46,412
45,000	A3(a)	5.000% due 6/15/33	51,810
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	4,023,718
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(d)	1,102,382
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	413,571
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	21,712
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – (continued)
$50,000	A3(a)	5.000% due 6/15/32	$60,101
65,000	A3(a)	5.000% due 6/15/34	77,612
		Virginia College Building Authority, Revenue Bonds:
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,634,298
265,000	AA+	Series E, 5.000% due 2/1/30	342,224
305,000	AA+	Series E, 5.000% due 2/1/31	391,827
165,000	AA+	Series D, 5.000% due 2/1/26	204,654
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	461,704
220,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(d)	235,382
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	71,340
75,000	A+	5.000% due 1/1/33	88,760
		Total Virginia	20,217,800
Washington – 4.0%
60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	55,966
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	37,632
35,000	AA	5.000% due 1/1/36	42,804
85,000	Aaa(a)	Clark County School District No 37 Vancouver, GO, Series C, NPFG, zero coupon, due 12/1/19	84,754
		Grant County Public Utility District No 2, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	32,654
30,000	AA	Series A, 5.000% due 1/1/23	33,212
65,000	AA	Series A, 5.000% due 1/1/24	71,712
		Port of Seattle WA, Revenue Bonds:
135,000	AA-	Series B, 5.000% due 10/1/29(d)	163,156
35,000	A+	5.000% due 2/1/27	42,884
70,000	A+	5.000% due 2/1/29	85,169
25,000	A	5.000% due 6/1/23(d)	28,327
		State of Washington, GO:
2,500,000	AA+	Series 2010E, Prerefunded 2/1/20 @ 100, 5.000% due 2/1/34(c)	2,540,425
5,000,000	AA+	Series 2010E, Prerefunded 2/1/20 @ 100, 5.000% due 2/1/35(c)	5,080,850
50,000	AA+	Series 2017A, 5.000% due 8/1/27	62,663
8,430,000	AA+	Series A, 5.000% due 8/1/32	10,834,376
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,499,900
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
$50,000	AA+	Series R2017A, 5.000% due 8/1/28	$62,460
50,000	AA+	Series R2017A, 5.000% due 8/1/30	61,947
725,000	AA+	Series R2018D, 5.000% due 8/1/32	912,717
640,000	AA+	Series R2018D, 5.000% due 8/1/33	804,026
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,246,050
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	78,989
100,000	A	5.000% due 6/1/24	112,803
		Washington Health Care Facilities Authority, Revenue Bonds:
115,000	AA-	Series A, 5.000% due 10/1/24	128,086
95,000	BBB	5.000% due 8/15/32	112,886
40,000	A+	5.000% due 1/1/29	47,286
700,000	A	5.000% due 7/1/42	839,314
65,000	A2(a)	Prerefunded 7/1/20 @ 100, 5.500% due 7/1/30(c)	67,357
5,000	A	5.000% due 7/1/25	6,011
60,000	A	5.000% due 7/1/26	74,041
90,000	A	5.000% due 7/1/29	113,731
20,000	A	5.000% due 7/1/34	24,659
70,000	AA-	5.000% due 10/1/27	88,986
60,000	AA-	5.000% due 10/1/28	77,899
110,000	BBB	5.000% due 8/15/28	133,251
275,000	BBB	5.000% due 8/15/31	327,827
		Washington Higher Education Facilities Authority, Revenue Bonds:
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	245,763
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	17,802
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	41,348
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	47,033
		Total Washington	36,368,756
West Virginia – 1.7%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,545,963
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,541,080
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	235,043
		Total West Virginia	15,322,086
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – 1.4%
		Public Finance Authority, Revenue Bonds:
$600,000	A-	1.530% due 10/1/25(b)(d)	$600,084
535,000	A2(a)	Series A, 5.000% due 10/1/44	653,931
25,000	BB(g)	5.000% due 10/1/43(e)	27,907
30,000	BB(g)	5.000% due 10/1/48(e)	33,400
130,000	BB(g)	5.000% due 10/1/53(e)	144,352
35,000	BB(g)	5.000% due 5/15/23(e)	38,605
35,000	BB(g)	5.000% due 5/15/30(e)	40,024
10,000	BB(g)	5.250% due 5/15/37(e)	11,384
15,000	BB(g)	5.250% due 5/15/42(e)	16,923
15,000	BB(g)	5.250% due 5/15/47(e)	16,865
25,000	BB(g)	5.250% due 5/15/52(e)	28,038
610,000	BBB	Series A, 5.250% due 10/1/43	717,640
610,000	BBB	Series A, 5.250% due 10/1/48	714,042
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
7,255,000	AA	5.000% due 8/15/54(b)	8,180,941
50,000	WR(a)	Prerefunded 7/1/20 @ 100, 5.500% due 7/1/40(c)	51,792
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(c)	34,273
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(c)	228,488
25,000	BBB+	5.000% due 5/1/26	28,475
50,000	BBB+	5.000% due 5/1/28	56,744
25,000	BBB+	5.000% due 5/1/29	28,352
65,000	BBB-	5.000% due 9/1/36	75,184
50,000	BBB-	5.000% due 9/1/34	58,367
50,000	A3(a)	5.000% due 6/1/27	54,111
30,000	A3(a)	5.000% due 6/1/32	32,300
70,000	A3(a)	5.000% due 6/1/39	74,748
55,000	NR	Prerefunded 7/1/20 @ 100, 5.750% due 7/1/30(c)	57,085
255,000	AA-	5.000% due 11/15/24	302,060
195,000	AA-	5.000% due 11/15/27	229,355
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(c)	55,593
35,000	WD(g)	Series Prerefunded 8/15/25 @ 100, 4.000% due 2/15/38(c)	40,456
		Total Wisconsin	12,631,519
		TOTAL MUNICIPAL BONDS (Cost – $793,504,471)	835,213,274
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $793,504,471)	835,213,274
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount	Rating††	Security	Value
SHORT-TERM INVESTMENTS – 9.3%
MUNICIPAL BONDS – 5.3%
$4,125,000	SP-1+	City of Los Angeles CA, Revenue Notes 5.000% due 6/25/20	$4,257,577
10,000,000	MIG1(a)	Cobb County School District, GO 3.000% due 12/18/19	10,053,300
10,000,000	SP-1	County of Fulton GA, Revenue Notes 2.500% due 12/31/19	10,044,900
2,500,000	MIG1(a)	PMA Levy & Aid Anticipation Notes Program WI, Revenue Notes 3.000% due 10/18/19	2,502,740
20,000,000	SP-1+	State of Texas, Revenue Notes 4.000% due 8/27/20	20,554,200
		TOTAL MUNICIPAL BONDS (Cost – $47,355,640)	47,412,717
TIME DEPOSITS – 4.0%
9,930,649		Banco Santander SA – Frankfurt, 1.490% due 9/3/19	9,930,649
7,566,920		Citibank – New York, 1.490% due 9/3/19	7,566,920
18,915,463		JPMorgan Chase & Co. – New York, 1.490% due 9/3/19	18,915,463
		TOTAL TIME DEPOSITS (Cost – $36,413,032)	36,413,032
		TOTAL SHORT-TERM INVESTMENTS (Cost – $83,768,672)	83,825,749
		TOTAL INVESTMENTS – 101.9% (Cost – $877,273,143#)	919,039,023
		Liabilities in Excess of Other Assets – (1.9)%	(16,845,965)
		TOTAL NET ASSETS – 100.0%	$902,193,058

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Rating by Moody’s Investors Service. All ratings are unaudited.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2019.

(c)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(e)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $4,588,301 and represents 0.51% of net assets.

(f)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $2,966,891 and represents 0.33% of net assets.

(g)
Rating by Fitch Ratings Service. All ratings are unaudited.

#
Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Municipal Fixed Income Fund (concluded)

Abbreviations used in this schedule:
AGC
 —  American Guarantee Corporation

AGM
 —  Assured Guaranty Municipal Corporation

AMBAC
 —  American Bond Assurance Corporation

AMT
 —  Alternative Minimum Tax

COP
 —  Certificate of Participation

GO
 —  General Obligation

LIBOR
 —  London Interbank Offered Rate

LLC
 —  Limited Liability Company

MTA
 —  Metropolitan Transportation Authority

NPFG
 —  National Public Finance Guarantee Corporation

PSF-GTD
 —  Permanent School Fund Guaranteed

See pages 233 – 234 for definitions of ratings
Summary of Investments by Security Industry^
General Obligation	46.3%
Education	14.6
Health Care Providers & Services	10.0
Transportation	6.7
Water and Sewer	4.7
Airport	3.0
Development	1.5
Power	1.3
Pollution	1.0
Housing	0.9
Utilities	0.6
Tobacco	0.2
Facilities	0.1
Community Facilities Districts	0.0*
Short-Term Investments	9.1
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units/Shares	Security	Value
CORPORATE BONDS & NOTES – 20.3%
Communications – 5.0%
$14,773,000	Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(a)	$13,812,755
7,400,000	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	7,779,250
13,500,000	Frontier Communications Corp., Senior Unsecured Notes, 10.500% due 9/15/22	7,020,000
10,277,500	HC2 Holdings Inc., Senior Secured Notes, 11.500% due 12/1/21(a)(b)	8,941,425
10,000,000	Intelsat Connect Finance SA, Company Guaranteed Notes, 9.500% due 2/15/23(b)	8,900,000
	Total Communications	46,453,430
Consumer Cyclical – 2.9%
6,715,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(a)(b)	6,698,213
4,000,000	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	3,800,000
7,593,000	JC Penney Corp. Inc., Senior Secured Notes, 5.875% due 7/1/23(b)	6,378,120
1,670,000	PetSmart Inc., Senior Secured Notes, 5.875% due 6/1/25(b)	1,636,600
10,000,000	Tesla Inc., Company Guaranteed Notes, 5.300% due 8/15/25(b)	8,925,000
	Total Consumer Cyclical	27,437,933
Consumer Non-cyclical – 4.9%
	CHS/Community Health Systems Inc., Senior Secured Notes:
994,000	6.250% due 3/31/23	961,794
7,000,000	8.000% due 3/15/26(b)	6,720,000
7,000,000	Coty Inc., Company Guaranteed Notes, 6.500% due 4/15/26(b)	6,615,000
	Endo Dac/Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
3,500,000	6.000% due 7/15/23(b)	2,310,000
8,878,000	6.000% due 2/1/25(b)	5,548,750
8,267,000	HLF Financing SARL LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(b)	8,163,662
8,339,000	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	7,588,490
8,099,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(a)(b)	7,937,020
	Total Consumer Non-cyclical	45,844,716
Energy – 1.6%
13,375,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(b)	7,690,625
	EP Energy LLC/Everest Acquisition Finance Inc.:
	Company Guaranteed Notes:
1,340,000	9.375% due 5/1/20	6,700
1,660,000	7.750% due 9/1/22	4,150
11,951,000	6.375% due 6/15/23	29,878
11,986,000	Secured Notes, 9.375% due 5/1/24(b)	898,950
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$4,000,000	Senior Secured Notes, 8.000% due 11/29/24(b)	$1,720,000
	Sable Permian Resources Land LLC/AEPB Finance Corp., Company Guaranteed Notes:
6,336,000	7.125% due 11/1/20(b)	633,600
3,242,000	7.375% due 11/1/21(b)	324,200
	Sanchez Energy Corp., Company Guaranteed Notes:
40,536,000	7.750% due 6/15/21(c)	1,824,120
430,000	6.125% due 1/15/23(c)	18,275
12,129,931	Ultra Resources Inc., Secured Notes, 11.000% due 7/12/24(d)	1,455,592
	Total Energy	14,606,090
Financial – 4.3%
35,844	Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22(e)	933,736
	Genworth Holdings Inc., Company Guaranteed Notes:
7,253,000	7.700% due 6/15/20(e)	7,463,700
2,999,000	7.625% due 9/24/21	3,126,457
11,600,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.090% due 12/21/65(a)(b)(f)	8,120,000
15,582	Portman Ridge Finance Corp., Corporate Unsecured Notes, 6.125% due 9/30/22	394,536
8,000,000	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 9.375% due 4/1/27(b)	6,920,000
3,505,000	State Street Corp., Junior Subordinated Notes, 3.410% (3-Month USD-LIBOR + 1.000%) due 6/15/37(f)	2,690,432
29,980	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22	769,398
11,142,000	USB Realty Corp., Junior Subordinated Notes, 3.450% (3-Month USD-LIBOR + 1.147%)(a)(b)(f)(g)	9,526,410
	Total Financial	39,944,669
Technology – 0.6%
6,000,000	Avaya Holdings Corp., Senior Unsecured Notes, 2.250% due 6/15/23	5,593,336
Utilities – 1.0%
3,000,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 3.950% due 12/1/47(c)	2,902,500
	Talen Energy Supply LLC, Company Guaranteed Notes:
5,000,000	6.500% due 6/1/25	3,800,000
3,511,000	10.500% due 1/15/26(b)	3,191,499
	Total Utilities	9,893,999
	TOTAL CORPORATE BONDS & NOTES (Cost – $255,807,075)	189,774,173
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.5%
	Bear Stearns ALT-A Trust:
$1,390,338	Series 2004-8, Class 1A, 2.845% (1-Month USD-LIBOR + 0.700%) due 9/25/34(f)	$1,389,338
5,167,118	Series 2004-8, Class 2A, 2.825% (1-Month USD-LIBOR + 0.680%) due 9/25/34(f)	5,209,252
3,719,854	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 3.295% (1-Month USD-LIBOR + 1.150%) due 9/25/29(f)	3,726,173
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities (Restricted):
2,291,343	Series 2014-C04, Class 2M2, 7.145% (1-Month USD-LIBOR + 5.000%) due 11/25/24(f)	2,441,360
2,859,432	Series 2015-C01, Class 1M2, 6.445% (1-Month USD-LIBOR + 4.300%) due 2/25/25(f)	3,012,763
6,137,116	Series 2016-C01, Class 2M2, 9.095% (1-Month USD-LIBOR + 6.950%) due 8/25/28(f)	6,611,733
8,940,700	Series 2016-C02, Class 1M2, 8.145% (1-Month USD-LIBOR + 6.000%) due 9/25/28(f)	9,671,197
5,000,000	Series 2016-C03, Class 1M2, 7.445% (1-Month USD-LIBOR + 5.300%) due 10/25/28(f)	5,406,776
9,045,112	Series 2016-C03, Class 2M2, 8.045% (1-Month USD-LIBOR + 5.900%) due 10/25/28(f)	9,742,592
7,475,191	Series 2016-C05, Class 2M2, 6.595% (1-Month USD-LIBOR + 4.450%) due 1/25/29(f)	7,839,482
12,473,515	Series 2016-C07, Class 2M2, 6.495% (1-Month USD-LIBOR + 4.350%) due 5/25/29(f)	13,069,102
12,480,000	Series 2017-C01, Class 1M2, 5.816% (1-Month USD-LIBOR + 3.550%) due 7/25/29(f)	13,042,089
11,450,000	Series 2017-C02, Class 2M2, 5.795% (1-Month USD-LIBOR + 3.650%) due 9/25/29(f)	12,005,853
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes (Restricted), Series 2016-DNA4, Class M3, 5.945% (1-Month USD-LIBOR + 3.800%) due 3/25/29(f)	3,175,367
1,326,941	MASTR Adjustable Rate Mortgages Trust, Series 2004-9, Class M2, 3.295% (1-Month USD-LIBOR + 1.150%) due 11/25/34(f)	1,311,692
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $99,607,606)	97,654,769
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares	Security	Value
SENIOR LOANS(f) – 5.0%
$9,200,000	Asurion LLC, 8.612% (1-Month USD-LIBOR + 6.500%) due 8/4/25	$9,327,052
4,807,585	Bausch Health Cos. Inc., 5.201% (1-Month USD-LIBOR + 3.000%) due 6/2/25	4,813,018
5,818,249	Fossil Group Inc., 10.090% (1-Week USD-LIBOR + 8.000%) due 12/31/20	5,808,532
4,495,709	Genworth Holdings Inc., 6.670% (2-Month USD-LIBOR + 4.500%) due 3/7/23	4,523,807
7,697,308	Mallinckrodt International Finance SA, 5.080% (3-Month USD-LIBOR + 2.750%) due 9/24/24	5,959,641
2,250,000	Pacific Gas & Electric Co., 4.500% (1-Month USD-LIBOR + 2.250%) due 12/31/20	2,255,625
5,009,564	Uber Technologies Inc., 5.645% (1-Month USD-LIBOR + 3.500%) due 7/13/23	4,989,876
8,931,298	Uniti Group Inc., 7.112% (1-Month USD-LIBOR + 5.000%) due 10/24/22	8,620,935
	TOTAL SENIOR LOANS (Cost – $47,621,860)	46,298,486
ASSET-BACKED SECURITIES – 1.4%
989,212	Aames Mortgage Investment Trust, Series 2006-1, Class A4, 2.705% (1-Month USD-LIBOR + 0.560%) due 4/25/36(f)	984,267
	Ellington Loan Acquisition Trust:
470,962	Series 2007-1, Class M1, 4.245% (1-Month USD-LIBOR + 2.100%) due 5/25/37(b)(f)	403,720
1,565,000	Series 2007-2, Class M1A, 4.145% (1-Month USD-LIBOR + 2.000%) due 5/25/37(b)(f)	1,295,159
602,383	Finance America Mortgage Loan Trust, Series 2004-2, Class M7, 4.845% (1-Month USD-LIBOR + 2.700%) due 8/25/34(f)	522,023
2,624,024	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A5, 2.295% (1-Month USD-LIBOR + 0.150%) due 12/25/36(f)	2,294,818
3,125,402	GSAMP Trust, Series 2006-HE5, Class A2C, 2.295% (1-Month USD-LIBOR + 0.150%) due 8/25/36(f)	3,037,782
2,222,010	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AV1B, 2.405% (1-Month USD-LIBOR + 0.260%) due 7/25/35(f)	2,220,052
4,447,000	Renaissance Home Equity Loan Trust, Series 2005-3, Class M1, step bond to yield, 5.256% due 11/25/35	2,341,770
	TOTAL ASSET-BACKED SECURITIES (Cost – $13,043,176)	13,099,591
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units/Shares		Security	Value
MUNICIPAL BONDS – 1.3%
Ohio – 0.0%
$14,650	NR	Ohio Air Quality Development Authority, Revenue Bonds, 3.100% due 3/1/23(c)(f)	$12,801
Pennsylvania – 0.0%
		Beaver County Industrial Development Authority, Revenue Bonds:
10,000	NR	Series A, 2.700% due 4/1/35(c)(f)	8,737
10,000	NR	Series A, 3.500% due 4/1/41(c)(f)	8,738
		Total Pennsylvania	17,475
Puerto Rico – 1.3%
22,175,000	NR	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(c)	12,279,406
		TOTAL MUNICIPAL BONDS (Cost – $8,742,534)	12,309,682
Shares/Units
OPEN-END FUND – 18.2%
14,793,800	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost – $171,708,427)	169,980,765
COMMON STOCKS – 16.2%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
48,936	Hexion Holdings Corp., Class B Shares*(h)	585,617
COMMUNICATIONS – 1.1%
Telecommunications – 1.1%
664,737	Consolidated Communications Holdings Inc.	2,678,890
199,938	HC2 Holdings Inc.*(e)	399,876
218,500	Zayo Group Holdings Inc.*(a)	7,354,710
	Total Telecommunications	10,433,476
	TOTAL COMMUNICATIONS	10,433,476
CONSUMER CYCLICAL – 0.2%
Entertainment – 0.2%
174,972	Lions Gate Entertainment Corp., Class A Shares	1,579,997
CONSUMER NON-CYCLICAL – 8.2%
Biotechnology – 2.8%
12,053	Allakos Inc.*(e)	1,066,208
75,274	Argenx SE, ADR*(a)	9,894,767
39,823	Blueprint Medicines Corp.*	3,053,230
50,386	Celgene Corp.*(a)	4,877,365
16,072	Deciphera Pharmaceuticals Inc.*	583,092
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
1,146	DermTech Inc.*(i)	$6,188
445,158	Orchard Therapeutics PLC, ADR*(a)	6,588,338
	Total Biotechnology	26,069,188
Healthcare-Products – 0.7%
502,341	Alphatec Holdings Inc.*	2,627,244
50,769	Inspire Medical Systems Inc.*	3,528,953
	Total Healthcare-Products	6,156,197
Healthcare-Services – 0.6%
253,708	SI-BONE Inc.*(a)	4,932,084
97,259	Vapotherm Inc.*	1,128,204
	Total Healthcare-Services	6,060,288
Pharmaceuticals – 4.1%
51,621	Allergan PLC	8,244,906
40,341	Ascendis Pharma AS, ADR*(a)	4,519,402
624,303	Cytokinetics Inc.*(a)	8,771,457
23,446	Ideaya Biosciences Inc.*	159,433
46,209	Mirati Therapeutics Inc.*(a)	3,787,752
160,789	MyoKardia Inc.*(a)	8,645,625
93,847	Odonate Therapeutics Inc.*(e)	2,891,426
63,596	Sutro Biopharma Inc.*	513,220
101,038	Trevi Therapeutics Inc.*(i)	501,148
	Total Pharmaceuticals	38,034,369
	TOTAL CONSUMER NON-CYCLICAL	76,320,042
DIVERSIFIED – 2.0%
SPACs – 2.0%
76,557	8i Enterprises Acquisition Corp.*(i)	762,508
42,677	Act II Global Acquisition Corp.*(i)	434,879
100,702	Agba Acquisition Ltd.*(i)	1,018,097
41,641	Alberton Acquisition Corp.*(i)	434,732
42,105	Andina Acquisition Corp. III*(e)(i)	421,471
36,775	B Riley Principal Merger Corp.*	367,750
50,725	Big Rock Partners Acquisition Corp.*(i)	529,062
33,529	Boxwood Merger Corp., Class A Shares*	336,631
24,648	CF Finance Acquisition Corp.*	259,297
4,940	Chardan Healthcare Acquisition Corp.*	50,437
28,503	ChaSerg Technology Acquisition Corp.*(i)	291,586
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
18,907	Churchill Capital Corp. II*	$196,255
43,875	DD3 Acquisition Corp.*	441,821
483,000	Diamond Eagle Acquisition Corp.*(a)	4,873,470
28,503	Edtechx Holdings Acquisition Corp.*	293,581
2	Far Point Acquisition Corp.*	21
16,206	Far Point Acquisition Corp., Class A Shares*	167,084
37,048	Fellazo Inc.*(i)	369,369
25,081	FinTech Acquisition Corp. III*	267,113
38,120	GigCapital2 Inc.*	384,208
16,736	Gordon Pointe Acquisition Corp.*	174,556
43,099	Graf Industrial Corp.*(i)	450,385
35,473	GX Acquisition Corp.*	361,115
26,238	Haymaker Acquisition Corp. II*	269,989
22,488	Health Sciences Acquisitions Corp.*(i)	238,373
32,628	Hennessy Capital Acquisition Corp. IV*	342,594
40,972	Insurance Acquisition Corp.*(i)	417,095
42,092	Legacy Acquisition Corp., Class A Shares*	428,076
61,710	Leisure Acquisition Corp.*	630,059
2,813	LF Capital Acquisition Corp., Class A Shares*	28,721
10,785	Monocle Acquisition Corp.*	112,595
18,239	Opes Acquisition Corp.*	188,409
14,462	Pivotal Acquisition Corp., Class A Shares*	147,079
95,271	Proficient Alpha Acquisition Corp.*	966,048
30,657	Pure Acquisition Corp.*	312,702
43,473	Schultze Special Purpose Acquisition Corp.*(i)	446,902
51,279	South Mountain Merger Corp.*	515,867
8,304	Tiberius Acquisition Corp.*	84,701
4,232	Trident Acquisitions Corp.*(e)	44,182
3,426	Trinity Merger Corp., Class A Shares*	35,493
32,225	Tuscan Holdings Corp.*	343,196
18,561	Twelve Seas Investment Co.*	189,693
17,313	VectoIQ Acquisition Corp.*	176,419
32,363	Wealthbridge Acquisition Ltd.*	332,368
	Total SPACs	19,135,989
	TOTAL DIVERSIFIED	19,135,989
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 3.9%
Banks – 0.6%
410,186	Kearny Financial Corp.(a)	$5,160,140
Insurance – 1.3%
1,577,119	FGL Holdings(a)	12,585,409
Investment Companies – 1.1%
812,481	Barings BDC Inc.	8,124,810
52,808	FS KKR Capital Corp.	298,365
287,780	Garrison Capital Inc.	2,002,949
	Total Investment Companies	10,426,124
Savings & Loans – 0.9%
271,934	OceanFirst Financial Corp.(a)	5,716,053
178,297	Waterstone Financial Inc(a)	2,957,947
	Total Savings & Loans	8,674,000
	TOTAL FINANCIAL	36,845,673
INDUSTRIAL – 0.3%
Electronics – 0.3%
432,487	Fluidigm Corp.*(a)	2,413,278
TECHNOLOGY – 0.4%
Computers – 0.4%
153,385	Perspecta Inc.	3,980,341
	TOTAL COMMON STOCKS (Cost – $147,579,519)	151,294,413
CLOSED-END FUNDS – 15.0%
279,048	Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	1,922,641
685,296	Aberdeen Total Dynamic Dividend Fund, Class Common Shares	5,496,074
21,998	Advent Convertible & Income, Class Common Shares(e)	314,791
217,211	AllianzGI Convertible & Income 2024 Target, Class Common Shares	2,035,267
390,924	AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares	4,734,090
28,677	BlackRock California Municipal Income Trust, Class Common Shares	396,029
53,693	BlackRock Debt Strategies Fund Inc., Class Common Shares	574,515
107,504	BlackRock New York Municipal Income Quality Trust, Class Common Shares	1,490,435
163,325	BlackRock Resources & Commodities Strategy Trust, Class Common Shares	1,228,204
541,792	BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares	6,452,743
3	Clough Global Dividend & Income Fund, Class Common Shares	33
59,807	Clough Global Equity Fund, Class Common Shares	694,359
440,324	Clough Global Opportunities Fund, Class Common Shares	4,099,416
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS – (continued)
211,961	Cornerstone Strategic Value Fund Inc., Class Common Shares	$2,431,193
23,130	Cornerstone Total Return Fund Inc., Class Common Shares	257,899
15,816	Cushing Renaissance Fund, Class Common Shares	206,873
314,726	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	3,021,370
561,532	Eaton Vance Ltd. Duration Income Fund, Class Common Shares	7,030,381
102,977	Eaton Vance Tax-Managed Buy-Wr, Class Common Shares	972,103
88,110	Franklin Ltd. Duration Income Trust, Class Common Shares(e)	827,353
21,356	GDL Fund, Class Common Shares	195,621
24,494	General American Investors Co., Inc., Class Preferred Shares(b)	660,473
136,884	Highland Global Allocation Fund, Class Common Shares	1,382,528
543,445	Highland Income Fund, Class Z Shares(a)	7,097,392
42,485	India Fund Inc., Class Common Shares	850,550
723,951	Invesco Dynamic Credit Opportunities Fund, Class Common Shares(e)	7,854,868
243,414	Invesco High Income Trust II, Class Common Shares	3,471,084
42,462	Invesco Municipal Opportunity Trust, Class Common Shares	542,240
1,919,854	Invesco Senior Income Trust, Class Common Shares(a)	7,948,196
212,913	Kayne Anderson MLP/Midstream Investment Co., Class Common Shares(e)	3,006,332
82,797	Lazard World Dividend & Income Fund Inc., Class Common Shares	754,281
97,711	Morgan Stanley Emerging Markets Debt Fund Inc., Class Common Shares	904,804
29,186	Neuberger Berman California Municipal Fund Inc., Class Common Shares(e)	414,733
333,015	Neuberger Berman High Yield Strategies Fund Inc., Class Common Shares	3,943,997
28,298	Neuberger Berman New York Municipal Fund Inc., Class Common Shares	352,310
110,981	NexPoint Strategic Opportunities Fund, Class Common Shares	1,975,462
30,554	Nuveen Connecticut Quality Municipal Income Fund, Class Common Shares	414,312
531,384	Nuveen Credit Strategies Income Fund, Class Common Shares	3,985,380
97,651	Nuveen Georgia Quality Municipal Income Fund, Class Common Shares	1,235,520
79,667	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	1,098,767
61,104	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	1,361,935
166,424	Nuveen Mortgage Opportunity Term Fund, Class Common Shares	3,832,745
33,108	Nuveen North Carolina Quality Municipal Income Fund, Class Common Shares	453,580
28,463	Nuveen Ohio Quality Municipal Income Fund, Class Common Shares	452,562
120,475	Nuveen Quality Municipal Income Fund, Class Common Shares	1,752,911
661,060	PGIM Global High Yield Fund Inc., Class Common Shares(a)	9,320,946
235,718	PGIM High Yield Bond Fund Inc., Class Common Shares	3,403,768
238,831	Royce Micro-Capital Trust Inc., Class Common Shares	1,874,823
19,538	Source Capital Inc., Class Common Shares	692,427
106,401	Special Opportunities Fund Inc., Class Common Shares	1,470,462
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
CLOSED-END FUNDS – (continued)
829,493	Templeton Global Income Fund, Class Common Shares	$5,051,612
216,980	Tortoise Midstream Energy Fund Inc., Class Common Shares	2,610,269
8,009	Virtus Total Return Fund Inc., Class Common Shares	86,417
568	Voya Emerging Markets High Income Dividend Equity Fund, Class Common Shares	3,908
1,739,832	Voya Prime Rate Trust, Class Common Shares(a)	8,090,219
99,238	Western Asset Corporate Loan Fund Inc., Class Common Shares	932,837
42,738	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	580,382
299,186	Western Asset Global High Income Fund Inc., Class Common Shares	2,917,063
596,406	Western Asset High Income Opportunity Fund Inc., Class Common Shares	2,987,994
	TOTAL CLOSED-END FUNDS (Cost – $143,230,766)	140,151,479
PREFERRED STOCK – 0.1%
FINANCIAL – 0.1%
Investment Companies – 0.1%
34,533	THL Credit Inc., 6.125%
	(Cost – $858,338)	915,124
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
76,557	8i Enterprises Acquisition Corp.*(i)	21,528
1,071	Akerna Corp.*(i)	1,189
62,291	Allied Esports Entertainment Inc.*(i)	11,835
25,362	Big Rock Partners Acquisition Corp.*(i)	5,326
33,529	Boxwood Merger Corp.*(i)	20,811
32,931	Chardan Healthcare Acquisition Corp.*(i)	25,456
43,875	DD3 Acquisition Corp.*(i)	11,732
22,935	DermTech Inc.(i)*	2,064
5,402	Far Point Acquisition Corp.*(i)	7,131
16,736	Gordon Pointe Acquisition Corp.*(i)	7,531
42,092	Legacy Acquisition Corp.*(i)	16,795
30,854	Leisure Acquisition Corp.*(i)	22,983
2,813	LF Capital Acquisition Corp.*(i)	955
10,017	NRC Group Holdings Corp.*(i)	21,036
18,239	Opes Acquisition Corp.*(i)	3,099
36,319	Pensare Acquisition Corp.*(i)	9,076
14,462	Pivotal Acquisition Corp.*(i)	18,656
15,328	Pure Acquisition Corp.*(i)	15,328
4,234	Repay Holdings Corp.*(i)	3,260
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
WARRANTS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
8,304	Tiberius Acquisition Corp.*(i)	$4,733
4,232	Trident Acquisitions Corp.*(i)	664
3,426	Trinity Merger Corp.*(i)	2,223
18,561	Twelve Seas Investment Co.*(i)	3,527
190,596	Ultra Petroleum Corp.*(i)	1,906
17,313	VectoIQ Acquisition Corp.*(i)	7,964
23,299	X4 Pharmaceuticals Inc.*(h)	—
	Total SPACs	246,808
	TOTAL DIVERSIFIED	246,808
	TOTAL WARRANTS (Cost – $434,780)	246,808
RIGHTS – 0.0%
76,557	8i Enterprises Acquisition Corp.*(i)	23,733
50,724	Big Rock Partners Acquisition Corp.*(i)	7,608
72,639	Pensare Acquisition Corp.*(i)	14,528
18,561	Twelve Seas Investment Co.*(i)	4,640
	TOTAL RIGHTS (Cost – $89,538)	50,509
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $888,723,619)	821,775,799
Face Amount
SHORT-TERM INVESTMENTS – 10.2%
TIME DEPOSITS – 10.2%
49,499,428GBP	ANZ National Bank – London, 1.490% due 9/3/19	49,499,428
3,478,465EUR	Banco Santander SA – Frankfurt, 1.490% due 9/3/19	3,478,465
$35,643,404	Citibank – New York, 1.490% due 9/3/19	35,643,404
6,658,295JPY	Sumitomo Mitsui Banking Corp. – Tokyo, 1.490% due 9/3/19	6,658,295
	TOTAL TIME DEPOSITS (Cost – $95,279,592)	95,279,592
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.2%
MONEY MARKET FUND – 1.2%
11,094,771	Federated Government Obligations Fund, Premier Class, 2.012%(j) (Cost – $11,094,771)	11,094,771
	TOTAL INVESTMENTS – 99.4% (Cost – $995,097,982#)	928,150,162
	Other Assets in Excess of Liabilities – 0.6%	5,909,728
	TOTAL NET ASSETS – 100.0%	$934,059,890

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $119,497,953 and represents 12.79% of net assets.

(c)
Security is currently in default.

(d)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(e)
All or a portion of this security is on loan (See Note 5).

(f)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2019.

(g)
Security is perpetual in nature and has no stated maturity date.

(h)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(i)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2019, amounts to approximately $6,619,112 and represents 0.71% of net assets.

(j)
Represents investment of collateral received from securities lending transactions.

#
Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

GO
 —    General Obligation

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

SPACs
 —    Special Purpose Acquisition Companies

SPDR
 —    Standard & Poor’s Depository Receipts

Summary of Investments by Security Type^
Corporate Bonds & Notes	20.4%
Open-End Fund	18.3
Common Stocks	16.3
Closed-End Funds	15.1
Collateralized Mortgage Obligations	10.5
Senior Loans	5.1
Asset-Backed Securities	1.4
Municipal Bonds	1.3
Preferred Stock	0.1
Warrants	0.0*
Rights	0.0*
Short-Term Investments	10.3
Money Market Fund	1.2
100.0%

See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

^
As a percentage of total investments.

*
Position represents less than 0.05%.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
121	1,070,366	Allakos Inc.	GSC	9/20/19	$95.00	$37,510
		TOTAL OPTION CONTRACTS WRITTEN (Premiums received – $67,926)				$37,510
At August 31, 2019, Destinations Multi Strategy Alternatives Fund held the following Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate Issues — Buy Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 8/31/2019(2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums (Received)	Unrealized Appreciation
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.000%	$20,000	$(790,562)	$(1,206,000)	$415,438
CDX IG CDSI Series 31 5Y	1.000%	12/20/23	3-Month	GSC	2.000%	10,000	(395,281)	(750,000)	354,719
							(1,185,843)	(1,956,000)	770,157

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC    —    Goldman Sachs & Co.
See Notes to Financial Statements.

Schedules of Investments
August 31, 2019 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

Face Amount	Security	Value
SECURITIES SOLD SHORT – 7.8%
CORPORATE BOND & NOTE – 0.5%
Consumer Non-cyclical – 0.5%
$4,800,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(a) (Proceeds – $4,572,000)	$4,596,000
Shares/Units
EXCHANGE TRADED FUNDS (ETFs) – 6.4%
202,997	Invesco Senior Loan	4,589,762
85,000	iShares iBoxx High Yield Corporate Bond	7,408,600
87,693	iShares Nasdaq Biotechnology	9,026,241
103,000	SPDR Bloomberg Barclays Short Term High Yield Bond	2,784,090
263,905	SPDR S&P Biotech	21,210,045
290,560	SPDR S&P Regional Banking	14,562,867
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $61,723,528)	59,581,605
COMMON STOCKS – 0.9%
COMMUNICATIONS – 0.3%
Internet – 0.3%
50,000	Chewy Inc., Class A Shares*	1,650,000
20,000	Uber Technologies Inc.*	651,400
	Total Internet	2,301,400
	TOTAL COMMUNICATIONS	2,301,400
CONSUMER NON-CYCLICAL – 0.6%
Pharmaceuticals – 0.6%
44,703	AbbVie Inc.	2,938,775
50,386	Bristol-Myers Squibb Co.	2,422,055
15,265	Herbalife Nutrition Ltd.*	525,574
50,000	Mallinckrodt PLC*	129,500
	Total Pharmaceuticals	6,015,904
	TOTAL CONSUMER NON-CYCLICAL	6,015,904
	TOTAL COMMON STOCKS (Proceeds – $9,135,117)	8,317,304
	TOTAL SECURITIES SOLD SHORT – 7.8% (Proceeds – $75,430,645)	$72,494,909

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2019, amounts to approximately $4,596,000 and represents 0.49% of net assets.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
August 31, 2019 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
ASSETS:
Investments, at value(1)(2)	$3,760,948,707	$974,217,724	$1,805,049,983	$417,168,590	$135,695,570
Foreign currency, at value(3)	17	—	1,099,480	—	—
Cash	81,567	37,751	75,872	12,933	18,755
Unrealized appreciation on unfunded loan commitments	—	—	—	—	—
Receivable for securities sold	10,400,810	9,395,548	1,421,226	2,080,482	5,516,826
Dividends and interest receivable	5,119,737	1,189,111	2,324,737	1,270,448	168,389
Receivable for Fund shares sold	1,704,289	396,828	774,194	217,577	55,242
Receivable for expense reimbursement	—	—	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	17,504	—	—
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Unrealized appreciation on swap contracts(4) (Note 4)	—	—	—	—	—
Deposits with counterparty(4)	466,200	—	—	—	—
Cash held at Broker	—	—	—	—	—
Prepaid expenses	39,841	10,879	19,135	4,607	2,559
Prepaid Chief Compliance Officer expense	26,539	6,708	12,426	2,936	1,111
Total Assets	3,778,787,707	985,254,549	1,810,794,557	420,757,573	141,458,452
LIABILITIES:
Payable for collateral received from securities on loan	19,637,880	20,073,213	30,252,118	799,570	616,340
Payable for Fund shares repurchased	2,854,931	834,048	1,360,433	187,136	93,117
Payable for securities purchased	13,589,942	10,162,157	6,342,745	2,161,358	—
Investment management fee payable	1,953,573	699,982	1,373,255	228,315	119,779
Transfer agent fees payable	427,572	108,722	206,109	41,910	16,723
Custody fee payable	115,030	38,903	166,479	19,870	16,861
Trustees’ fees payable	39,303	10,852	18,984	4,370	2,853
Registration fees payable	73,061	10,678	40,458	18,385	7,270
Shareholder services	64,894	2,333	22,088	174	110
Variation margin on open future contracts (Note 4)	2,415	—	—	—	—
Upfront premiums received on swap contracts	—	—	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—	—	—
Securities sold short(5) (Note 5)	—	—	—	—	—
Due to custodian(3)	—	—	—	50	2,623
Options contracts written, at value(6) (Note 4)	—	—	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	32,619	—	—
Investment interest payable on securities sold short	—	—	—	—	—
Accrued expenses	34,406	9,888	42,772	9,376	9,366
Total Liabilities	38,793,007	31,950,776	39,858,060	3,470,514	885,042
Total Net Assets	$3,739,994,700	$953,303,773	$1,770,936,497	$417,287,059	$140,573,410
NET ASSETS:
Par value	$315,753	$83,832	$159,508	$40,877	$34,534
Paid-in capital in excess of par value	3,189,939,732	847,543,620	1,621,305,038	402,308,985	340,585,146
Total distributable earnings (losses)	549,739,215	105,676,321	149,471,951	14,937,197	(200,046,270)
Total Net Assets	$3,739,994,700	$953,303,773	$1,770,936,497	$417,287,059	$140,573,410
Total Net Assets Class I	$3,566,867,760	$911,673,943	$1,691,326,505	$402,047,050	$134,710,539
Total Net Assets Class Z	$173,126,940	$41,629,830	$79,609,992	$15,240,009	$5,862,871
Shares Outstanding Class I	298,026,193	79,379,802	151,355,929	39,340,422	33,110,158
Shares Outstanding Class Z	17,726,992	4,452,792	8,152,436	1,537,024	1,423,968
Net Asset Value Class I	$11.97	$11.48	$11.17	$10.22	$4.07
Net Asset Value Class Z	$9.77	$9.35	$9.77	$9.92	$4.12
(1) Investments, at cost	$3,250,439,064	$898,214,470	$1,632,247,320	$407,641,177	$150,004,577
(2) Includes securities on loan	$19,219,210	$19,624,122	$28,204,097	$782,670	$597,006
(3) Foreign currency, at cost	$134	$—	$1,101,879	$(50)	$(2,626)
(4) Related to futures contracts	$466,200	$—	$—	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$—
(6) Premiums received	$—	$—	$—	$—	$—

See Notes to Financial Statements.

Statements of Assets and Liabilities
August 31, 2019 (concluded)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
ASSETS:
Investments, at value(1)(2)	$1,953,004,339	$399,222,162	$784,169,879	$919,039,023	$928,150,162
Foreign currency, at value(3)	—	—	—	—	—
Cash	107,696	38,494	73,239	35,200	127,750
Unrealized appreciation on unfunded loan commitments	82	—	—	—	4,510
Receivable for securities sold	7,573,839	64,426	3,010,651	143,205	30,517
Dividends and interest receivable	9,603,005	3,547,397	8,756,202	7,412,710	6,283,212
Receivable for Fund shares sold	1,606,815	304,298	408,536	508,853	512,411
Receivable for expense reimbursement	—	—	—	6,364	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	212,170	423,924	—	—
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Unrealized appreciation on swap contracts(4) (Note 4)	—	—	—	—	770,157
Deposits with counterparty(4)	—	—	2,800,000	—	18,304,226
Cash held at Broker	—	—	5,519,634	—	67,640,747
Prepaid expenses	19,815	4,323	8,815	9,427	10,470
Prepaid Chief Compliance Officer expense	13,388	2,786	5,550	4,545	6,502
Total Assets	1,971,928,979	403,396,056	805,176,430	927,159,327	1,021,840,664
LIABILITIES:
Payable for collateral received from securities on loan	237,591	—	4,016,865	—	11,094,771
Payable for Fund shares repurchased	1,319,537	222,844	422,696	316,454	535,669
Payable for securities purchased	11,573,595	1,002,500	—	24,015,965	492,992
Investment management fee payable	943,128	230,836	497,569	417,322	772,821
Transfer agent fees payable	230,058	48,443	93,085	107,738	109,402
Custody fee payable	142,084	32,838	58,572	86,153	68,060
Trustees’ fees payable	18,836	4,130	7,960	8,674	10,124
Registration fees payable	55,717	306	14,576	1,094	51,694
Shareholder services	24,298	77	1,025	7,443	211
Variation margin on open future contracts (Note 4)	—	—	—	—	—
Upfront premiums received on swap contracts	—	—	—	—	1,956,000
Unrealized depreciation on unfunded loan commitments	13	—	—	—	—
Securities sold short(5) (Note 5)	—	—	5,849,249	—	72,494,909
Due to custodian(3)	—	13	1	—	4
Options contracts written, at value(6) (Note 4)	—	—	39,977	—	37,510
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	—	—	—	—
Investment interest payable on securities sold short	—	—	58,666	—	136,000
Accrued expenses	29,282	5,694	14,550	5,426	20,607
Total Liabilities	14,574,139	1,547,681	11,074,791	24,966,269	87,780,774
Total Net Assets	$1,957,354,840	$401,848,375	$794,101,639	$902,193,058	$934,059,890
NET ASSETS:
Par value	$190,304	$40,802	$80,073	$85,761	$97,764
Paid-in capital in excess of par value	1,902,803,629	405,279,441	805,899,898	859,393,151	970,765,223
Total distributable earnings (losses)	54,360,907	(3,471,868)	(11,878,332)	42,714,146	(36,803,097)
Total Net Assets	$1,957,354,840	$401,848,375	$794,101,639	$902,193,058	$934,059,890
Total Net Assets Class I	$1,871,423,321	$386,439,323	$763,456,036	$885,671,473	$897,621,774
Total Net Assets Class Z	$85,931,519	$15,409,052	$30,645,603	$16,521,585	$36,438,116
Shares Outstanding Class I	182,147,428	39,266,361	77,029,411	84,194,211	93,863,348
Shares Outstanding Class Z	8,156,554	1,535,868	3,043,129	1,566,381	3,900,752
Net Asset Value Class I	$10.27	$9.84	$9.91	$10.52	$9.56
Net Asset Value Class Z	$10.54	$10.03	$10.07	$10.55	$9.34
(1) Investments, at cost	$1,892,814,770	$401,815,776	$785,023,648	$877,273,143	$995,097,982
(2) Includes securities on loan	$232,592	$—	$3,937,672	$—	$10,861,620
(3) Foreign currency, at cost	$—	$(13)	$9,388	$—	$(4)
(4) Related to futures contracts	$—	$—	$—	$—	$—
(5) Proceeds received	$—	$—	$5,533,978	$—	$77,386,645
(6) Premiums received	$—	$—	$76,901	$—	$67,926

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2019 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Real Assets Fund
INVESTMENT INCOME:
Dividends	$30,061,076	$7,891,044	$24,061,110	$9,460,881	$1,504,680
Interest	1,017,027	304,508	657,987	135,280	74,093
Income from securities lending	61,725	124,039	397,981	25,912	24,154
Less: Foreign taxes withheld (Note 5)	(197,044)	(1,006)	(1,835,974)	(376,909)	(71,844)
Total Investment Income	30,942,784	8,318,585	23,281,104	9,245,164	1,531,083
EXPENSES:
Investment management fee (Note 7)	13,759,726	4,443,290	8,692,370	1,661,382	956,652
Transfer agent fees	2,737,764	738,201	1,297,800	309,320	143,169
Custody fees	524,927	157,144	652,276	79,551	42,210
Trustees’ fees	111,890	31,365	52,674	12,917	7,016
Insurance	36,611	9,917	17,180	4,239	2,379
Audit and tax	23,903	8,615	35,266	5,904	4,506
Legal expense	69,699	18,135	31,376	9,929	5,168
Chief Compliance Officer expense	60,172	16,640	28,430	6,840	3,678
Shareholder services	62,691	17,686	29,960	16,586	16,030
Registration fees	89,666	35,397	49,877	22,172	20,834
Miscellaneous expense	44,364	14,231	31,815	8,977	7,595
Interest and dividend expense	—	—	—	1,069,952	—
Total Expenses	17,521,413	5,490,621	10,919,024	3,207,769	1,209,237
Less: Fee waivers and/or expense reimbursement (Note 7)	(2,307,870)	(246,239)	(753,207)	(318,509)	(40,571)
Net Expenses	15,213,543	5,244,382	10,165,817	2,889,260	1,168,666
Net Investment Income (Loss)	$15,729,241	$3,074,203	$13,115,287	$6,355,904	$362,417
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$28,634,483	$39,439,979	$(11,779,425)	$3,123,088	$(171,141,571)
Futures contracts	1,490,847	—	—	—	—
Forward sale commitments	—	—	—	—	—
Option written	—	—	—	—	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	(425,942)
Foreign currency transactions	2,205	—	(251,924)	(42,414)	(16,237)
Realized Gain (Loss)	30,127,535	39,439,979	(12,457,291)	3,080,674	(171,157,808)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	61,994,889	(25,838,874)	46,281,303	(3,736,473)	89,913,622
Futures contracts	(744,005)	—	—	—	—
Unfunded loan commitments	—	—	—	—	—
Options contracts written	—	—	—	—	—
Forward sale commitments	—	—	—	—	—
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	—
Forward foreign currency contracts	—	—	(134,811)	—	—
Foreign currency transactions	715	—	7,626	(11,297)	471
Change in Net Unrealized Appreciation (Depreciation):	61,251,599	(25,838,874)	46,154,118	(3,747,770)	89,914,093
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	91,379,134	13,601,105	33,696,827	(667,096)	(81,243,715)
Total Increase (Decrease) in Net Assets from Operations	$107,108,375	$16,675,308	$46,812,114	$5,688,808	$(80,881,298)

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2019 (concluded)

	Destinations Core Fixed Income Fund	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
INVESTMENT INCOME:
Dividends	$—	$323,407	$486,311	$—	$9,998,313
Interest	34,288,094	8,276,516	18,229,265	9,166,914	18,129,067
Income from securities lending	1,314	36,841	33,755	—	501,922
Less: Foreign taxes withheld (Note 5)	—	—	(2,500)	—	—
Total Investment Income	34,289,408	8,636,764	18,746,831	9,166,914	28,629,302
EXPENSES:
Investment management fee (Note 7)	5,975,383	1,401,912	3,398,543	3,123,095	6,279,413
Transfer agent fees	1,375,080	300,377	598,345	674,141	696,862
Custody fees	460,370	109,517	169,229	256,713	181,864
Trustees’ fees	56,115	12,438	25,574	27,930	29,497
Insurance	18,599	3,815	7,975	7,859	10,053
Audit and tax	16,328	7,608	9,994	12,062	11,817
Legal expense	36,283	7,100	20,058	20,237	53,456
Chief Compliance Officer expense	29,813	6,691	13,366	16,564	15,538
Shareholder services	31,236	17,240	16,154	15,129	35,730
Registration fees	50,489	26,096	31,920	83,457	32,453
Miscellaneous expense	23,336	8,081	13,372	9,714	16,520
Interest and dividend expense	—	—	113,583	—	598,115
Total Expenses	8,073,032	1,900,875	4,418,113	4,246,901	7,961,318
Less: Fee waivers and/or expense reimbursement (Note 7)	(718,938)	(42,774)	(443,067)	(687,263)	(1,847,507)
Net Expenses	7,354,094	1,858,101	3,975,046	3,559,638	6,113,811
Net Investment Income (Loss)	$26,935,314	$6,778,663	$14,771,785	$5,607,276	$22,515,491
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$1,184,354	$144,615	$(1,422,471)	$3,871,845	$12,512,326
Futures contracts	—	—	—	—	7,300
Forward sale commitments	(12,914)	—	—	—	—
Option written	—	—	—	—	—
Securities sold short	—	—	(24,798)	—	98,733
Swap contracts	—	—	—	—	269,945
Forward foreign currency contracts	—	53,122	132,154	—	18,374
Foreign currency transactions	—	(6,899)	(63,864)	—	(1,234)
Realized Gain (Loss)	1,171,440	190,838	(1,378,979)	3,871,845	12,905,444
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	79,391,139	67,794	9,974,915	34,064,203	(44,326,927)
Futures contracts	—	—	—	—	—
Unfunded loan commitments	946	—	—	—	4,510
Options contracts written	—	—	36,924	—	30,416
Forward sale commitments	(4,368)	—	—	—	—
Securities sold short	—	—	(282,060)	—	4,453,637
Swap contracts	—	—	—	—	770,157
Forward foreign currency contracts	—	239,470	467,015	—	72,219
Foreign currency transactions	—	(12,679)	(21,375)	—	—
Change in Net Unrealized Appreciation (Depreciation):	79,387,717	294,585	10,175,419	34,064,203	(38,995,988)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	80,559,157	485,423	8,796,440	37,936,048	(26,090,544)
Total Increase (Decrease) in Net Assets from Operations	$107,494,471	$7,264,086	$23,568,225	$43,543,324	$(3,575,053)

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2019 (unaudited) and Year Ended February 28, 2019

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2019	February 28, 2019	August 31, 2019	February 28, 2019	August 31, 2019	February 28, 2019
OPERATIONS:
Net investment income (loss)	$15,729,241	$26,810,929	$3,074,203	$4,215,903	$13,115,287	$11,465,367
Net realized gain (loss)	30,127,535	33,192,862	39,439,979	20,208,237	(12,457,291)	(19,339,489)
Change in unrealized appreciation (depreciation)	61,251,599	75,932,601	(25,838,874)	58,022,773	46,154,118	(50,824,061)
Increase (Decrease) in Net Assets From Operations	107,108,375	135,936,392	16,675,308	82,446,913	46,812,114	(58,698,183)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	—	(92,350,553)	—	(38,682,869)	—	(17,525,265)
Class Z	—	(2,777,284)	—	(1,128,328)	—	(526,786)
Decrease in Net Assets From Distributions to Shareholders	—	(95,127,837)	—	(39,811,197)	—	(18,052,051)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	316,134,097	1,129,725,279	78,984,749	371,756,983	168,851,745	553,782,717
Class Z	111,563,919	82,958,463	26,660,052	22,691,457	50,736,568	37,465,208
Reinvestment of distributions:
Class I	—	92,147,062	—	38,556,303	—	17,486,924
Class Z	—	2,777,276	—	1,128,317	—	526,783
Cost of shares repurchased:
Class I	(283,017,543)	(643,323,422)	(146,169,404)	(193,629,966)	(142,411,890)	(289,212,441)
Class Z	(8,273,828)	(12,343,692)	(3,688,329)	(3,142,418)	(4,309,974)	(4,606,198)
Increase (Decrease) in Net Assets From Fund Share Transactions	136,406,645	651,940,966	(44,212,932)	237,360,676	72,866,449	315,442,993
Increase (Decrease) in Net Assets	243,515,020	692,749,521	(27,537,624)	279,996,392	119,678,563	238,692,759
NET ASSETS:
Beginning of period	3,496,479,680	2,803,730,159	980,841,397	700,845,005	1,651,257,934	1,412,565,175
End of period	$3,739,994,700	$3,496,479,680	$953,303,773	$980,841,397	1,770,936,497	$1,651,257,934

	Destinations Equity Income Fund		Destinations Real Assets Fund
	August 31, 2019	February 28, 2019	August 31, 2019	February 28, 2019
OPERATIONS:
Net investment income (loss)	$6,355,904	$10,377,071	$362,417	$539,576
Net realized gain (loss)	3,080,674	7,560,091	(171,157,808)	(12,872,446)
Change in unrealized appreciation (depreciation)	(3,747,770)	9,687,449	89,914,093	(80,119,505)
Increase (Decrease) in Net Assets From Operations	5,688,808	27,624,611	(80,881,298)	(92,452,375)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(4,886,903)	(20,431,968)	—	(337,560)
Class Z	(161,146)	(434,597)	—	(11,547)
Decrease in Net Assets From Distributions to Shareholders	(5,048,049)	(20,866,565)	—	(349,107)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	42,267,379	146,101,281	14,183,948	138,429,624
Class Z	6,600,565	11,442,280	4,682,435	5,826,365
Reinvestment of distributions:
Class I	4,876,208	20,394,007	—	337,006
Class Z	158,249	434,586	—	11,547
Cost of shares repurchased:
Class I	(37,163,171)	(102,029,957)	(14,603,804)	(56,134,660)
Class Z	(1,633,964)	(1,541,776)	(392,911)	(634,022)
Increase (Decrease) in Net Assets From Fund Share Transactions	15,105,266	74,800,421	3,869,668	87,835,860
Increase (Decrease) in Net Assets	15,746,025	81,558,467	(77,011,630)	(4,965,622)
NET ASSETS:
Beginning of period	401,541,034	319,982,567	217,585,040	222,550,662
End of period	$417,287,059	$401,541,034	$140,573,410	$217,585,040

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2019 (unaudited) and Year Ended February 28, 2019 (concluded)

	Destinations Core Fixed Income Fund		Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund
	August 31, 2019	February 28, 2019	August 31, 2019	February 28, 2019	August 31, 2019	February 28, 2019
OPERATIONS:
Net investment income (loss)	$26,935,314	$45,639,857	$6,778,663	$9,347,197	$14,771,785	$27,952,952
Net realized gain (loss)	1,171,440	(7,262,537)	190,838	(819,390)	(1,378,979)	(7,820,934)
Change in unrealized appreciation (depreciation)	79,387,717	6,551,442	294,585	(1,209,607)	10,175,419	(4,790,612)
Increase (Decrease) in Net Assets From Operations	107,494,471	44,928,762	7,264,086	7,318,200	23,568,225	15,341,406
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(25,915,402)	(43,867,648)	(6,949,928)	(9,092,756)	(15,691,538)	(27,291,806)
Class Z	(739,767)	(358,847)	(179,385)	(86,004)	(438,495)	(257,556)
Decrease in Net Assets From Distributions to Shareholders	(26,655,169)	(44,226,495)	(7,129,313)	(9,178,760)	(16,130,033)	(27,549,362)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	194,830,222	504,965,401	36,718,185	257,497,046	63,722,398	326,225,606
Class Z	58,257,244	31,239,465	9,921,571	6,912,149	18,092,036	16,628,666
Reinvestment of distributions:
Class I	25,814,809	43,781,187	6,921,376	9,068,735	15,625,768	27,223,257
Class Z	726,910	358,837	176,321	86,000	431,080	257,546
Cost of shares repurchased:
Class I	(136,353,895)	(340,488,950)	(43,134,043)	(57,419,750)	(92,242,898)	(173,684,915)
Class Z	(3,841,772)	(3,221,197)	(777,059)	(865,282)	(2,306,864)	(2,465,584)
Increase (Decrease) in Net Assets From Fund Share Transactions	139,433,518	236,634,743	9,826,351	215,278,898	3,321,520	194,184,576
Increase (Decrease) in Net Assets	220,272,820	237,337,010	9,961,124	213,418,338	10,759,712	181,976,620
NET ASSETS:
Beginning of period	1,737,082,020	1,499,745,010	391,887,251	178,468,913	783,341,927	601,365,307
End of period	$1,957,354,840	$1,737,082,020	$401,848,375	$391,887,251	$794,101,639	$783,341,927

	Destinations Municipal Fixed Income Fund		Destinations Multi Strategy Alternatives Fund
	August 31, 2019	February 28, 2019	August 31, 2019	February 28, 2019
OPERATIONS:
Net investment income (loss)	$5,607,276	$10,499,326	$22,515,491	$38,158,965
Net realized gain (loss)	3,871,845	(246,781)	12,905,444	9,075,599
Change in unrealized appreciation (depreciation)	34,064,203	10,877,481	(38,995,988)	(35,965,422)
Increase (Decrease) in Net Assets From Operations	43,543,324	21,130,026	(3,575,053)	11,269,142
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(8,361,672)	(10,144,192)	(15,385,414)	(47,043,549)
Class Z	(149,262)	(109,819)	(326,771)	(586,246)
Decrease in Net Assets From Distributions to Shareholders	(8,510,934)	(10,254,011)	(15,712,185)	(47,629,795)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	67,487,086	756,168,946	75,431,019	364,349,389
Class Z	5,214,878	14,466,808	23,463,017	20,189,598
Reinvestment of distributions:
Class I	8,315,116	10,104,941	15,346,065	46,982,654
Class Z	146,629	109,817	319,962	586,237
Cost of shares repurchased:
Class I	(86,606,725)	(144,701,847)	(71,537,047)	(387,871,442)
Class Z	(1,524,855)	(2,633,236)	(1,965,659)	(4,963,160)
Increase (Decrease) in Net Assets From Fund Share Transactions	(6,967,871)	633,515,429	41,057,357	39,273,276
Increase (Decrease) in Net Assets	28,064,519	644,391,444	21,770,119	2,912,623
NET ASSETS:
Beginning of period	874,128,539	229,737,095	912,289,771	909,377,148
End of period	$902,193,058	$874,128,539	$934,059,890	$912,289,771
See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$11.61	$11.71	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.05	0.11	0.10
Net realized and unrealized gain	0.31	0.18	1.69
Total Income from Operations	0.36	0.29	1.79
Less Distributions From:
Net investment income	—	(0.10)	(0.08)
Net realized gain	—	(0.29)	—
Total Distributions	—	(0.39)	(0.08)
Net Asset Value, End of Period	$11.97	$11.61	$11.71
Total Return(4)(5)	3.10%	2.73%	17.89%
Net Assets, End of Period (millions)	$3,567	$3,427	$2,804
Ratios to Average Net Assets:
Gross expenses(6)	0.96%	0.97%	0.98%
Net expenses(6)(7)	0.83%	0.85%	0.85%
Net investment income(6)(7)	0.85%	0.91%	0.97%
Portfolio Turnover Rate(5)(8)	22%	28%	52%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$9.46	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.05	0.07
Net realized and unrealized gain	0.26	(0.21)
Total Income from Operations	0.31	(0.14)
Less Distributions From:
Net investment income	—	(0.11)
Net realized gain	—	(0.29)
Total Distributions	—	(0.40)
Net Asset Value, End of Period	$9.77	$9.46
Total Return(4)(5)	3.28%	(0.94)%
Net Assets, End of Period (millions)	$173	$70
Ratios to Average Net Assets:
Gross expenses(6)	0.81%	0.82%
Net expenses(6)(7)	0.68%	0.70%
Net investment income(6)(7)	0.96%	1.06%
Portfolio Turnover Rate(5)(8)	22%	28%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$11.31	$10.98	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.04	0.06	0.04
Net realized and unrealized gain	0.13	0.84	1.04
Total Income from Operations	0.17	0.90	1.08
Less Distributions From:
Net investment income	—	(0.05)	(0.04)
Net realized gain	—	(0.52)	(0.06)
Total Distributions	—	(0.57)	(0.10)
Net Asset Value, End of Period	$11.48	$11.31	$10.98
Total Return(4)(5)	1.50%	9.02%	10.83%
Net Assets, End of Period (millions)	$912	$962	$701
Ratios to Average Net Assets:
Gross expenses(6)	1.11%	1.12%	1.14%
Net expenses(6)(7)	1.06%	1.03%	1.03%
Net investment income(6)(7)	0.62%	0.53%	0.41%
Portfolio Turnover Rate(5)(8)	50%	85%	112%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$9.20	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.03	0.04
Net realized and unrealized gain	0.12	(0.25)
Total Income from Operations	0.15	(0.21)
Less Distributions From:
Net investment income	—	(0.07)
Net realized gain	—	(0.52)
Total Distributions	—	(0.59)
Net Asset Value, End of Period	$9.35	$9.20
Total Return(4)(5)	1.63%	(1.24)%
Net Assets, End of Period (millions)	$42	$19
Ratios to Average Net Assets:
Gross expenses(6)	0.96%	0.97%
Net expenses(6)(7)	0.91%	0.88%
Net investment income(6)(7)	0.73%	0.68%
Portfolio Turnover Rate(5)(8)	50%	85%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$10.86	$11.69	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.09	0.09	0.07
Net realized and unrealized gain	0.22	(0.77)	1.70
Total Income from Operations	0.31	(0.68)	1.77
Less Distributions From:
Net investment income	—	(0.12)	(0.07)
Net realized gain	—	(0.03)	(0.01)
Total Distributions	—	(0.15)	(0.08)
Net Asset Value, End of Period	$11.17	$10.86	$11.69
Total Return(4)(5)	2.85%	(5.71)%	17.70%
Net Assets, End of Period (millions)	$1,691	$1,618	$1,413
Ratios to Average Net Assets:
Gross expenses(6)	1.26%	1.28%	1.30%
Net expenses(6)(7)	1.17%	1.18%	1.15%
Net investment income(6)(7)	1.51%	0.83%	0.69%
Portfolio Turnover Rate(5)(8)	14%	32%	50%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$9.48	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.07	0.02
Net realized and unrealized gain	0.22	(0.38)
Total Income from Operations	0.29	(0.36)
Less Distributions From:
Net investment income	—	(0.13)
Net realized gain	—	(0.03)
Total Distributions	—	(0.16)
Net Asset Value, End of Period	$9.77	$9.48
Total Return(4)(5)	3.06%	(3.43)%
Net Assets, End of Period (millions)	$80	$33
Ratios to Average Net Assets:
Gross expenses(6)	1.11%	1.13%
Net expenses(6)(7)	1.02%	1.03%
Net investment income(6)(7)	1.33%	0.98%
Portfolio Turnover Rate(5)(8)	14%	32%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$10.20	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.16	0.32	0.31
Net realized and unrealized gain	(0.01)	0.39	0.12
Total Income from Operations	0.15	0.71	0.43
Less Distributions From:
Net investment income	(0.13)	(0.29)	(0.26)
Net realized gain	—	(0.36)	(0.03)
Total Distributions	(0.13)	(0.65)	(0.29)
Net Asset Value, End of Period	$10.22	$10.20	$10.14
Total Return(4)(5)	1.43%	7.52%	4.34%
Net Assets, End of Period (millions)	$402	$391	$320
Ratios to Average Net Assets:
Gross expenses(6)	1.55%	1.04%	1.05%
Net expenses(6)(7)	1.39%	0.87%	0.93%
Net investment income(6)(7)	3.05%	3.13%	3.18%
Portfolio Turnover Rate(5)(8)	16%	74%	57%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$9.89	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.16	0.20
Net realized and unrealized gain	0.00(4)	0.21
Total Income from Operations	0.16	0.41
Less Distributions From:
Net investment income	(0.13)	(0.16)
Net realized gain	—	(0.36)
Total Distributions	(0.13)	(0.52)
Net Asset Value, End of Period	$9.92	$9.89
Total Return(5)(6)	1.63%	4.51%
Net Assets, End of Period (millions)	15	$10
Ratios to Average Net Assets:
Gross expenses(7)	1.40%	0.89%
Net expenses(7)(8)	1.24%	0.72%
Net investment income(7)(8)	3.13%	3.28%
Portfolio Turnover Rate(6)(9)	16%	74%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Amounts represent less than 0.01.

(5)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(6)
Not annualized.

(7)
Annualized.

(8)
Reflects fee waivers and/or expense reimbursements.

(9)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$6.43	$8.94	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.01	0.02	0.00(4)
Net realized and unrealized gain	(2.37)	(2.52)	(0.78)
Total Income from Operations	(2.36)	(2.50)	(0.78)
Less Distributions From:
Net investment income	—	(0.00)(5)	(0.04)
Net realized gain	—	(0.01)	(0.24)
Total Distributions	—	(0.01)	(0.28)
Net Asset Value, End of Period	$4.07	$6.43	$8.94
Total Return(5)(6)	(36.70)%	(27.95)%	(7.95)%
Net Assets, End of Period (millions)	$135	$214	$223
Ratios to Average Net Assets:
Gross expenses(7)	1.26%	1.24%	1.29%
Net expenses(7)(8)	1.22%	1.20%	1.19%
Net investment income(7)(8)	0.38%	0.21%	0.02%
Portfolio Turnover Rate(6)(9)	29%	66%	58%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Amounts represent less than 0.01.

(5)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(6)
Not annualized.

(7)
Annualized.

(8)
Reflects fee waivers and/or expense reimbursements.

(9)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Real Assets Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$6.50	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.01	0.02
Net realized and unrealized gain	(2.39)	(3.50)
Total Income from Operations	(2.38)	(3.48)
Less Distributions From:
Net investment income	—	(0.01)
Net realized gain	—	(0.01)
Total Distributions	—	(0.02)
Net Asset Value, End of Period	$4.12	$6.50
Total Return(4)(5)	(36.62)%	(34.79)%
Net Assets, End of Period (millions)	$6	$4
Ratios to Average Net Assets:
Gross expenses(6)	1.11%	1.09%
Net expenses(6)(7)	1.07%	1.05%
Net investment income(6)(7)	0.48%	0.36%
Portfolio Turnover Rate(5)(8)	29%	66%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$9.83	$9.83	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.15	0.28	0.21
Net realized and unrealized gain	0.44	(0.01)	(0.17)
Total Income from Operations	0.59	0.27	0.04
Less Distributions From:
Net investment income	(0.15)	(0.27)	(0.19)
Net realized gain	—	—	(0.02)
Total Distributions	(0.15)	(0.27)	(0.21)
Net Asset Value, End of Period	$10.27	$9.83	$9.83
Total Return(4)(5)	6.00%	2.77%	0.34%
Net Assets, End of Period (millions)	$1,871	$1,708	$1,500
Ratios to Average Net Assets:
Gross expenses(6)	0.88%	0.89%	0.90%
Net expenses(6)(7)	0.80%	0.81%	0.82%
Net investment income(6)(7)	2.92%	2.85%	2.22%
Portfolio Turnover Rate(5)(8)	24%	64%	170%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$10.08	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.16	0.20
Net realized and unrealized gain	0.45	0.03
Total Income from Operations	0.61	0.23
Less Distributions From:
Net investment income	(0.15)	(0.15)
Total Distributions	(0.15)	(0.15)
Net Asset Value, End of Period	$10.54	$10.08
Total Return(4)(5)	6.13%	2.29%
Net Assets, End of Period (millions)	$86	$29
Ratios to Average Net Assets:
Gross expenses(6)	0.73%	0.74%
Net expenses(6)(7)	0.65%	0.66%
Net investment income(6)(7)	3.04%	3.00%
Portfolio Turnover Rate(5)(8)	24%	64%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$9.84	$9.90	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.17	0.35	0.27
Net realized and unrealized gain	0.01	(0.08)	(0.12)
Total Income from Operations	0.18	0.27	0.15
Less Distributions From:
Net investment income	0.18	(0.33)	(0.25)
Total Distributions	—	(0.33)	(0.25)
Net Asset Value, End of Period	$9.84	$9.84	$9.90
Total Return(4)(5)	1.80%	2.79%	1.52%
Net Assets, End of Period (millions)	$386	$386	$178
Ratios to Average Net Assets:
Gross expenses(6)	0.95%	0.97%	1.00%
Net expenses(6)(7)	0.93%	0.93%	0.94%
Net investment income(6)(7)	3.37%	3.51%	2.84%
Portfolio Turnover Rate(5)(8)	68%	120%	32%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$10.03	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.18	0.22
Net realized and unrealized gain	0.00(4)	(0.03)
Total Income from Operations	0.18	0.19
Less Distributions From:
Net investment income	(0.18)	(0.16)
Total Distributions	(0.18)	(0.16)
Net Asset Value, End of Period	$10.03	$10.03
Total Return(5)(6)	1.84%	1.82%
Net Assets, End of Period (millions)	$15	$6
Ratios to Average Net Assets:
Gross expenses(7)	0.80%	0.82%
Net expenses(7)(8)	0.78%	0.78%
Net investment income(7)(8)	3.49%	3.66%
Portfolio Turnover Rate(6)(9)	68%	120%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Amounts represent less than 0.01 per share.

(5)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(6)
Not annualized.

(7)
Annualized.

(8)
Reflects fee waivers and/or expense reimbursements.

(9)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$9.82	$9.99	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.18	0.38	0.37
Net realized and unrealized gain	0.11	(0.18)	(0.02)
Total Income from Operations	0.29	0.20	0.35
Less Distributions From:
Net investment income	(0.20)	(0.37)	(0.35)
Net realized gain	—	—	(0.01)
Total Distributions	(0.20)	(0.37)	(0.36)
Net Asset Value, End of Perid	$9.91	$9.82	$9.99
Total Return(4)(5)	2.98%	2.20%	3.45%
Net Assets, End of Period (millions)	$763	$769	$601
Ratios to Average Net Assets:
Gross expenses(6)	1.11%(7)	1.09%(8)	1.10%
Net expenses(6)(9)	1.00%(7)	0.98%(8)	0.99%
Net investment income(6)(9)	3.68%	3.90%	3.88%
Portfolio Turnover Rate(5)(10)	44%	79%	64%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Ratio includes interest and dividend expense on short sales which represents less than 0.03%.

(8)
Ratio includes interest and dividend expense on short sales which represents less than 0.00%.

(9)
Reflects fee waivers and/or expense reimbursements.

(10)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$9.98	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.19	0.26
Net realized and unrealized gain	0.11	(0.08)
Total Income from Operations	0.30	0.18
Less Distributions From:
Net investment income	(0.21)	(0.20)
Total Distributions	(0.21)	(0.20)
Net Asset Value, End of Period	$10.07	$9.98
Total Return(4)(5)	3.01%	1.72%
Net Assets, End of Period (millions)	$31	$14
Ratios to Average Net Assets:
Gross expenses(6)	0.96%(7)	0.94%(8)
Net expenses(6)(9)	0.85%(7)	0.83%(8)
Net investment income(6)(9)	3.83%	4.05%
Portfolio Turnover Rate(5)(10)	44%	79%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Ratio includes interest and dividend expense on short sales which represents less than 0.03%.

(8)
Ratio includes interest and dividend expense on short sales which represents less than 0.00%.

(9)
Reflects fee waivers and/or expense reimbursements.

(10)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$10.11	$9.93	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.07	0.17	0.08
Net realized and unrealized gain	0.44	0.15	(0.09)
Total Income from Operations	0.51	0.32	(0.01)
Less Distributions From:
Net investment income	(0.10)	(0.14)	(0.05)
Net realized gain	—	—	(0.01)
Total Distributions	(0.10)	(0.14)	(0.06)
Net Asset Value, End of Period	$10.52	$10.11	$9.93
Total Return(4)(5)	5.05%	3.30%	(0.14)%
Net Assets, End of Period (millions)	$886	$862	$230
Ratios to Average Net Assets:
Gross expenses(6)	0.95%	0.95%	0.97%
Net expenses(6)(7)	0.80%	0.80%	0.80%
Net investment income(6)(7)	1.25%	1.71%	0.79%
Portfolio Turnover Rate(5)(8)	21%	84%	69%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.07	0.13
Net realized and unrealized gain	0.45	0.11
Total Income from Operations	0.52	0.24
Less Distributions From:
Net investment income	(0.11)	(0.10)
Total Distributions	(0.11)	(0.10)
Net Asset Value, End of Period	$10.55	$10.14
Total Return(4)(5)	5.12%	2.42%
Net Assets, End of Period (millions)	$17	$12
Ratios to Average Net Assets:
Gross expenses(6)	0.80%	0.80%
Net expenses(6)(7)	0.65%	0.65%
Net investment income(6)(7)	1.40%	1.86%
Portfolio Turnover Rate(5)(8)	21%	84%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each period:
	Class I
	2019(1)	2019	2018(2)
Net asset value, Beginning of Period	$9.76	$10.20	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.24	0.40	0.27
Net realized and unrealized gain	(0.27)	(0.32)	0.13
Total Income from Operations	(0.03)	0.08	0.40
Less Distributions From:
Net investment income	(0.17)	(0.35)	(0.20)
Net realized gain	—	(0.17)	—
Total Distributions	(0.17)	(0.52)	(0.20)
Net Asset Value, End of Period	$9.56	$9.76	$10.20
Total Return(4)(5)	(0.36)%	1.00%	4.04%
Net Assets, End of Period (millions)	$898	$897	$909
Ratios to Average Net Assets:
Gross expenses(6)	1.71%(7)	1.71%(8)	1.73%(9)
Net expenses(6)(10)	1.31%(7)	1.23%(8)	1.25%(9)
Net investment income(6)(10)	4.82%	4.01%	2.82%
Portfolio Turnover Rate(5)(11)	52%	109%	111%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Fund inception (March 20, 2017) through the period ended February 28, 2018.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Ratio includes interest and dividend expense on short sales which represents less than 0.13%.

(8)
Ratio includes interest and dividend expense on short sales which represents less than 0.12% (annualized).

(9)
Ratio includes dividend and interest expense on short sales which represents 0.12% (annualized).

(10)
Reflects fee waivers and/or expense reimbursements.

(11)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (concluded)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each period:
	Class Z
	2019(1)	2019(2)
Net asset value, Beginning of Period	$9.54	$10.00
Income (Loss) from Operations:
Net investment income(3)	0.24	0.31
Net realized and unrealized gain	(0.27)	(0.35)
Total Income from Operations	(0.03)	(0.04)
Less Distributions From:
Net investment income	(0.17)	(0.25)
Net realized gain	—	(0.17)
Total Distributions	(0.17)	(0.42)
Net Asset Value, End of Period	$9.34	$9.54
Total Return(4)(5)	(0.32)%	(0.21)%
Net Assets, End of Period (millions)	$36	$15
Ratios to Average Net Assets:
Gross expenses(6)	1.56%(7)	1.56%(8)
Net expenses(6)(9)	1.16%(7)	1.08%(8)
Net investment income(6)(9)	4.98%	4.16%
Portfolio Turnover Rate(5)(10)	52%	109%

(1)
For the six months ended August 31, 2019 (unaudited).

(2)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(3)
Per share amounts have been calculated using the average shares method.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)
Not annualized.

(6)
Annualized.

(7)
Ratio includes interest and dividend expense on short sales which represents less than 0.13%.

(8)
Ratio includes interest and dividend expense on short sales which represents less than 0.20% (annualized).

(9)
Reflects fee waivers and/or expense reimbursements.

(10)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
August 31, 2019 (unaudited)

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at August 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$84,227,150	$84,227,150	$—	$—
Communications	660,636,836	660,636,836	—	—
Consumer Cyclical	252,444,115	252,444,115	—	—
Consumer Non-cyclical	879,920,088	879,920,088	—	—
Energy	178,001,799	178,001,799	—	—
Financial	609,667,581	608,082,958	—	1,584,623
Industrial	326,314,571	326,314,571	—	—
Technology	609,901,875	609,901,875	—	—
Utilities	76,769,161	76,769,161	—	—
Preferred Stocks	2,489,761	—	—	2,489,761

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Time Deposits	60,937,890	—	60,937,890	—
Money Market Fund	19,637,880	19,637,880	—	—
Total Investments, at value	$3,760,948,707	$3,695,936,433	$60,937,890	$4,074,384
Other Financial Instruments – Assets
Futures Contract	$64,060	$64,060	$—	$—
Total Other Financial Instruments – Assets	$64,060	$64,060	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$867,403,992	$867,403,992	$—	$—
Exchange Traded Funds (ETFs)	64,078,527	64,078,527	—	—
Short-Term Investments:
Time Deposits	22,661,992	—	22,661,992	—
Money Market Fund	20,073,213	20,073,213	—	—
Total Investments, at value	$974,217,724	$951,555,732	$22,661,992	$—
Destinations International Equity Fund
Investments, at value
Corporate Bond & Note	$696	$—	$696	$—
Common Stocks:
Argentina	3,821,966	3,821,966	—	—
Australia	35,433,760	—	35,433,760	—
Austria	4,944,434	—	4,944,434	—
Belgium	1,518,144	—	1,518,144	—
Bermuda	2,580,304	—	2,580,304	—
Brazil	34,398,176	23,141,884	11,256,292	—
Canada	28,375,454	28,375,454	—	—
China	135,456,775	40,812,203	94,644,572	—
Denmark	6,951,284	—	6,951,284	—
Egypt	3,467,955	—	3,467,955	—
Finland	5,333,414	1,334,126	3,999,288	—
France	103,346,834	—	103,346,834	—
Germany	89,685,010	—	89,685,010	—
Greece	3,777,584	—	3,777,584	—
Hong Kong	27,249,647	—	27,249,647	—
Hungary	1,558,875	—	1,558,875	—
India	101,774,480	584,226	101,190,254	—
Indonesia	16,472,344	—	16,472,344	—
Ireland	12,919,485	2,089,903	10,829,582	—
Israel	4,795,582	1,840,319	2,955,263	—
Italy	6,555,319	—	6,555,319	—
Japan	227,472,624	2,312,339	225,160,285	—
Malaysia	4,402,656	—	4,402,656	—
Mexico	19,618,823	2,961,709	16,657,114	—
Netherlands	29,590,499	8,149,915	21,440,584	—
Nigeria	151,843	—	151,843	—
Panama	3,947,770	3,947,770	—	—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Peru	$3,058,127	$3,058,127	$—	$—
Philippines	18,554,722	—	18,554,722	—
Poland	1,133,272	—	1,133,272	—
Portugal	10,324,020	—	10,324,020	—
Russia	8,875,777	7,181,232	1,694,545	—
Saudi Arabia	1,099,313	—	1,099,313	—
Singapore	2,942,051	—	2,942,051	—
South Africa	31,742,208	3,386,658	28,355,550	—
South Korea	43,144,005	—	43,144,005	—
Spain	15,139,446	623,898	14,515,548	—
Sweden	39,114,170	—	39,114,170	—
Switzerland	88,229,921	—	88,229,921	—
Taiwan	55,198,873	15,169,587	40,029,286	—
Thailand	14,622,817	—	14,622,817	—
United Arab Emirates	5,378,534	—	5,378,534	—
United Kingdom	127,158,161	2,903,067	124,251,326	3,768
United States	57,953,415	57,953,415	—	—
Exchange Traded Funds (ETFs)	261,701,536	261,701,536	—	—
Preferred Stock	793,594	—	—	793,594
Short-Term Investments:
Time Deposits	58,674,682	—	58,674,682	—
U.S. Government Agency	14,357,484	—	14,357,484	—
Money Market Fund	30,252,118	30,252,118	—	—
Total Investments, at value	$1,805,049,983	$501,601,452	$1,302,651,169	$797,362
Other Financial Instruments – Asset
Forward Foreign Currency Contract	$17,504	$—	$17,504	$—
Total Other Financial Instruments – Assets	$17,504	$—	$17,504	$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contract	$(32,619)	$—	$(32,619)	$—
Total Other Financial Instruments – Liabilities	$(32,619)	$—	$(32,619)	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks	$321,993,697	$321,993,697	$—	$—
Exchange Traded Funds (ETFs)	81,953,723	81,953,723	—	—
Convertible Preferred Stock	1,832,617	1,832,617	—	—
Warrant	1,100,233	1,100,233	—	—
Short-Term Investments:
Time Deposits	9,488,750	—	9,488,750	—
Money Market Fund	799,570	799,570	—	—
Total Investments, at value	$417,168,590	$407,679,840	$9,488,750	$—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks	$7,833,969	$7,833,969	$—	$—
Exchange Traded Fund (ETF)	36,478,884	36,478,884	—	—
Short-Term Investments:
Time Deposits	90,766,377	—	90,766,377	—
Money Market Fund	616,340	616,340	—	—
Total Investments, at value	$135,695,570	$44,929,193	$90,766,377	$—
Destinations Core Fixed Income Fund
Investments, at value
Collateralized Mortgage Obligations	$431,307,573	—	$431,307,573	$—
U.S. Government Agencies & Obligations	434,424,271	—	434,424,271	—
Corporate Bonds & Notes	392,906,609	—	392,906,609	—
Mortgage-Backed Securities	365,998,983	—	365,998,983	—
Asset-Backed Securities	147,457,060	—	147,457,060	—
Sovereign Bonds	18,662,457	—	18,662,457	—
Senior Loans	25,261,609	—	25,261,609	—
Municipal Bonds	3,785,754	—	3,785,754	—
Short-Term Investments:
Time Deposits	69,953,819	—	69,953,819	—
U.S. Government Obligations	63,008,613	—	63,008,613	—
Money Market Fund	237,591	237,591	—	—
Total Investments, at value	$1,953,004,339	$237,591	$1,952,766,748	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$184,531,143	—	$184,531,143	$—
Senior Loans	45,092,015	—	45,092,015	—
Asset-Backed Securities	43,072,207	—	43,072,207	—
Collateralized Mortgage Obligations	35,470,652	—	35,470,652	—
U.S. Government Agencies & Obligations	3,466,209	—	3,466,209	—
Sovereign Bonds	1,905,421	—	1,905,421	—
Mortgage-Backed Security	608,356	—	608,356	—
Exchange Traded Fund (ETF)	23,105,720	23,105,720	—	—
Common Stock	201,059	—	—	201,059
Short-Term Investments:
Commercial Papers	43,262,314	—	43,262,314	—
Time Deposits	15,489,833	—	15,489,833	—
U.S. Government Obligations	3,017,233	—	3,017,233	—
Total Investments, at value	$399,222,162	$23,105,720	$375,915,383	$201,059
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$212,170	$—	$212,170	$—
Total Other Financial Instruments – Assets	$212,170	$—	$212,170	$—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Argentina	$612,009	$—	$612,009	$—
Australia	6,953,016	—	6,953,016	—
Austria	566,465	—	566,465	—
Bahamas	6,233,604	—	6,233,604	—
Bermuda	9,498,439	—	9,498,439	—
Brazil	15,989,278	—	15,989,278	—
British Virgin Islands	22,030,478	—	22,030,478	—
Canada	3,492,823	—	3,492,823	—
Cayman Islands	31,131,888	—	31,131,888	—
Chile	18,253,976	—	18,253,976	—
Colombia	13,921,555	—	13,921,555	—
Denmark	652,836	—	652,836	—
Dominican Republic	1,148,400	—	1,148,400	—
France	4,723,832	—	4,723,832	—
Germany	3,064,704	—	3,064,704	—
India	10,928,378	—	10,928,378	—
Indonesia	7,990,625	—	7,990,625	—
Ireland	3,362,880	—	3,362,880	—
Israel	3,088,318	—	3,088,318	—
Italy	12,337,771	—	12,337,771	—
Luxembourg	4,801,250	—	4,801,250	—
Malaysia	13,601,779	—	13,601,779	—
Marshall Island	7,897,980	—	7,897,980	—
Mauritius	3,020,601	—	3,020,601	—
Mexico	30,574,666	—	30,574,666	—
Netherlands	15,247,551	—	15,247,551	—
Norway	1,958,000	—	1,958,000	—
Panama	11,117,975	—	11,117,975	—
Peru	7,863,679	—	7,863,679	—
Philippines	820,802	—	820,802	—
Portugal	2,996	—	—	2,996
Singapore	21,904,060	—	21,904,060	—
Switzerland	3,263,044	—	3,263,044	—
Thailand	4,600,946	—	4,600,946	—
United Kingdom	18,598,025	—	18,598,025	—
United States	180,680,007	—	180,680,007	—
Senior Loans	71,536,692	—	70,466,855	1,069,837
Sovereign Bonds	30,368,271	—	30,368,271	—
Preferred Stocks:
Bermuda	2,930,678	2,930,678	—	—
United States	15,190,634	13,965,634	1,225,000	—
Common Stocks:
Colombia	204,438	—	—	204,438
United States	9,339,385	4,956,208	—	4,383,177
Warrants:
Brazil	—*	—	—	—*
United States	23,418	23,418	—	—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Commercial Papers	$104,049,054	$—	$104,049,054	$—
Time Deposits	44,575,808	—	44,575,808	—
Money Market Fund	4,016,865	4,016,865	—	—
Total Investments, at value	$784,169,879*	$25,892,803	$752,616,628	$5,660,448*
Other Financial Instruments – Asset
Forward Foreign Currency Contract	$423,924	$—	$423,924	$—
Total Other Financial Instruments – Assets	$423,924	$—	$423,924	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(39,977)	$(39,977)	$—	$—
Securities Sold Short:
Corporate Bonds & Notes	(5,849,249)	—	(5,849,249)	—
Total Other Financial Instruments – Liabilities	$(5,889,226)	$(39,977)	$(5,849,249)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$835,213,274	$—	$835,213,274	$—
Short-Term Investments:
Time Deposits	36,413,032	—	36,413,032	—
Municipal Bonds	47,412,717	—	47,412,717	—
Total Investments, at value	$919,039,023	$—	$919,039,023	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes:
Communications	$46,453,430	$—	$46,453,430	$—
Consumer Cyclical	27,437,933	—	27,437,933	—
Consumer Non-cyclical	45,844,716	—	45,844,716	—
Energy	14,606,090	—	14,606,090	—
Financial	39,944,669	2,097,670	37,846,999	—
Technology	5,593,336	—	5,593,336	—
Utilities	9,893,999	—	9,893,999	—
Collateralized Mortgage Obligations	97,654,769	—	97,654,769	—
Senior Loans	46,298,486	—	46,298,486	—
Asset-Backed Securities	13,099,591	—	13,099,591	—
Municipal Bonds	12,309,682	—	12,309,682	—
Open-End Fund	169,980,765	169,980,765	—	—
Common Stocks	151,294,413	151,294,413	—	—
Closed-End Funds	140,151,479	140,151,479	—	—
Preferred Stock	915,124	915,124	—	—
Warrants	246,808*	246,808	—*	—
Rights	50,509	50,509	—	—
Short-Term Investments:
Time Deposits	95,279,592	—	95,279,592	—
Money Market Fund	11,094,771	11,094,771	—	—
Total Investments, at value	$928,150,162*	$475,831,539	$452,318,623*	$—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2019	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund (continued)
Other Financial Instruments – Assets
OTC Credit Default Swaps	$770,157	$—	$770,157	$—
Total Other Financial Instruments – Assets	$770,157	$—	$770,157	$—
Other Financial Instruments – Liabilities
Option Contracts Written	$(37,510)	$—	$(37,510)	$—
Securities Sold Short:
Corporate Bond & Note	(4,596,000)	—	(4,596,000)	—
Exchange Traded Funds (ETFs)	(59,581,605)	(59,581,605)	—	—
Common Stocks	(8,317,304)	(8,317,304)	—	—
Total Other Financial Instruments – Liabilities	$(72,532,419)	$(67,898,909)	$(4,633,510)	$—

*
Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
During the period ended August 31, 2019, Destinations International Equity Fund had transfers from Level 2 to Level 1 of $8,325,950 and transfer from Level 1 to Level 2 of  $4,084,875. Destinations Global Fixed Income Opportunities Fund had di minimus transfer under 1% of net assets from Level 1 to Level 3.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2019 through August 31, 2019:
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants
Destinations Large Cap Equity Fund
Balance as of February 28, 2019	$1,991,162	$1,584,623	$—	$406,539	$—	$—
Purchases	—		—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—	—
Transfers In	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—
Balance as of August 31, 2019	$1,991,162	$1,584,623	$—	$406,539	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2019	$—	$—	$—	$—	$—	$—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants
Destinations International Equity Fund
Balance as of February 28, 2019	$4,107	4,107	$—	$—	$—		$—
Purchases	793,594	—	—	793,594	—		—
(Sales/Paydowns)	—	—	—	—	—		—
Total realized gain (loss)	—	—	—	—	—		—
Change in unrealized appreciation (depreciation)	(339)	(339)	—	—	—		—
Transfers In	—	—	—	—	—		—
Transfers Out	—	—	—	—	—		—
Balance as of August 31, 2019	$797,362	$3,768	$—	$793,594	$—		$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2019	$(339)	$(339)	$—	$—	$—		$—
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2019	$264,017	$264,017	$—	$—	$—		$—
Purchases	—	—	—	—	—		—
(Sales/Paydowns)	—	—	—	—	—		—
Accrued Discounts (premiums)	—	—	—	—	—		—
Total realized gain (loss)	—	—	—	—	—		—
Change in unrealized appreciation (depreciation)	(62,958)	(62,958)	—	—	—		—
Transfers In	—	—	—	—	—		—
Transfers Out	—	—	—	—	—		—
Balance as of August 31, 2019	$201,059	$201,059	$—	$—	$—		$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2019	$(62,958)	$(62,958)	$—	$—	$—		$—
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2019	$4,869,557	$3,799,720	$—	$—	$1,069,837		$—
Purchases	931,780*	909,119	22,661	—	—		—*
(Sales/Paydowns)	—	—	—	—	—		—
Accrued Discounts (premiums)	—	—	—	—	—		—
Total realized gain (loss)	—	—	—	—	—		—
Change in unrealized appreciation (depreciation)	(345,327)	(325,662)	(19,665)	—	—		—
Transfers In	204,438	204,438	—	—	—		—
Transfers Out	—	—	—	—	—		—
Balance as of August 31, 2019	$5,660,448*	$4,587,615	$2,996	$—	$1,069,837	$	—*
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2019	$(848,517)	$(828,571)	$(19,946)	$—	$—		$—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

3. Investment valuation (continued)
	Total		Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Senior Loans	Warrants
Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2019	$	—*	$—	$	—*	$—	$—	$—
Purchases		—	—		—	—	—	—
(Sales/Paydowns)		—*	—		—*	—	—	—
Accrued Discounts (premiums)		—	—		—	—	—	—
Total realized gain (loss)		—*	—		—*	—	—	—
Change in unrealized appreciation (depreciation)		—*	—		—*	—	—	—
Transfers In		—	—		—	—	—	—
Transfers Out		—	—		—	—	—	—
Balance as of August 31, 2019		$—	$—		$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2019		$—	$—		$—	$—	$—	$—

*
Includes securities that are fair valued at $0.

4. Accounting for Derivative Instruments
Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2019:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$64,060	$64,060
	$—	$—	$—	$64,060	$64,060
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,490,847	$1,490,847
	$—	$—	$—	$1,490,847	$1,490,847
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(744,005)	$(744,005)
	$—	$—	$—	$(744,005)	$(744,005)
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$17,504	$—	$—	$17,504
	$—	$17,504	$—	$—	$17,504
Liability derivatives
Unrealized depreciation on forward foreign currency contracts(e)	$—	$32,619	$—	$—	$32,619
	$—	$32,619	$—	$—	$32,619

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(425,942)	$—	$—	$(425,942)
	$—	$(425,942)	$—	$—	$(425,942)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(134,811)	$—	$—	$(134,811)
	$—	$(134,811)	$—	$—	$(134,811)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$212,170	$—	$—	$212,170
	$—	$212,170	$—	$—	$212,170
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$53,122	$—	$—	$53,122
	$—	$53,122	$—	$—	$53,122
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$239,470	$—	$—	$239,470
	$—	$239,470	$—	$—	$239,470

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$423,924	$—	$—	$423,924
	$—	$423,924	$—	$—	$423,924
Liability derivatives
Options contracts written outstanding(f)	$—	$—	$—	$39,977	$39,977
	$—	$—	$—	$39,977	$39,977
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$132,154	$—	$—	$132,154
	$—	$132,154	$—	$—	$132,154
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$36,924	$36,924
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$467,015	$—	$—	$467,015
	$—	$467,015	$—	$36,924	$503,939
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Assets derivatives
Unrealized appreciation on swap contracts(g)	$—	$—	$770,157	$—	$770,157
	$—	$—	$770,157	$—	$770,157
Liability derivatives
Options contracts written outstanding(f)	$—	$—	$—	$37,510	$37,510
	$—	$—	$—	$37,510	$37,510

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2019
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$7,300	$—	$—	$—	$7,300
Net realized gain (loss) on forward foreign currency contracts	—	18,374	—	—	18,374
Net realized gain (loss) on swap contracts	—	—	269,945	—	269,945
	$7,300	$18,374	$269,945	$—	$295,619

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$30,416	$30,416
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	72,219	—	—	72,219
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	770,157	—	770,157
	$—	$72,219	$770,157	$30,416	$872,792

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.

(d)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(e)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(f)
Statements of Assets and Liabilities location: Options contracts written, at value.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of options contracts written during the period ended August 31, 2019 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$11,451,282
Destinations International Equity Fund
Average notional amounts
Forward foreign currency contracts	$16,488,146

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Equity Income Fund
The Fund invested in an immaterial volume of forward foreign currency contracts during the year, and no positions were held as of August 31, 2019.
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$3,819,766
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts written	$13,179
Forward foreign currency contracts	6,318,312
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Option contracts written	$37,510
Forward foreign currency contracts	796,803
5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2019.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$19,219,210	$—	$(19,219,210)	$—
Destinations Small-Mid Cap Equity Fund	19,624,122	—	(19,624,122)	—
Destinations International Equity Fund	28,204,097	—	(28,204,097)	—
Destinations Equity Income Fund	782,670	—	(782,670)	—
Destinations Real Assets Fund	597,006	—	(597,006)	—
Destinations Core Fixed Income Fund	232,592	—	(232,592)	—
Destinations Global Fixed Income Opportunities Fund	3,937,672	—	(3,937,672)	—
Destinations Multi Strategy Alternatives Fund	10,861,620	—	(10,861,620)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $19,637,880, $20,073,213, $30,252,118, $799,570, $616,340, $237,591, $4,016,865 and $11,094,771, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The table below represents the disaggregation at August 31, 2019 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of August 31, 2019
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$19,637,880	$—	$—	$—	$19,637,880
Total Borrowings	$19,637,880	$—	$—	$—	$19,637,880
Gross amount of recognized liabilities for securities lending transactions					$19,637,880
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$20,073,213	$—	$—	$—	$20,073,213
Total Borrowings	$20,073,213	$—	$—	$—	$20,073,213
Gross amount of recognized liabilities for securities lending transactions					$20,073,213
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$30,252,118	$—	$—	$—	$30,252,118
Total Borrowings	$30,252,118	$—	$—	$—	$30,252,118
Gross amount of recognized liabilities for securities lending transactions					$30,252,118
Destinations Equity Income Fund
Securities Lending Transactions
Common Stocks	$799,570	$—	$—	$—	$799,570
Total Borrowings	$799,570	$—	$—	$—	$799,570
Gross amount of recognized liabilities for securities lending transactions					$799,570
Destinations Real Assets Fund
Securities Lending Transactions
Common Stocks	$527,700	$—	$—	$—	$527,700
Exchange Traded Funds (ETFs)	88,640	—	—	—	88,640
Total Borrowings	$616,340	$—	$—	$—	$616,340
Gross amount of recognized liabilities for securities lending transactions					$616,340
Destinations Core Fixed Income Fund
Securities Lending Transactions
Corporate Securities	$237,591	$—	$—	$—	$237,591
Total Borrowings	$237,591	$—	$—	$—	$237,591
Gross amount of recognized liabilities for securities lending transactions					$237,591

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of August 31, 2019
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Corporate Securities	$4,014,191	$—	$—	$—	$4,014,191
Preferred Stocks	2,674	—	—	—	2,674
Total Borrowings	$4,016,865	$—	$—	$—	$4,016,865
Gross amount of recognized liabilities for securities lending transactions					$4,016,865
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Closed-End Funds	$280,420	$—	$—	$—	$280,420
Corporate Securities	7,506,857	—	—	—	7,506,857
Common Stocks	3,256,669	—	—	—	3,256,669
Preferred Stocks	50,825	—	—	—	50,825
Total Borrowings	$11,094,771	$—	$—	$—	$11,094,771
Gross amount of recognized liabilities for securities lending transactions					$11,094,771

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence.Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.
(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income and Destinations Multi Strategy Alternatives Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets Funds to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the 2018 tax returns.

(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.
(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
The following table summarizes the Funds’ wholly and partially unfunded loans positions as of August 31, 2019.
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Core Fixed Income Fund
Allied Universal Holdco LLC	$10,811	$10,705	$10,786	$82
Mister Car Wash Holdings Inc.	3,571	3,571	3,559	(13)
	$14,382	$14,276	$14,345	$69
Destinations Multi Strategy Alternatives Fund
Pacific Gas & Electric Co.	$750,000	$747,365	$751,875	$4,510
(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.
Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2019 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2019.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Forward foreign currency contracts	$17,504	$32,619
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$17,504	$32,619
Destinations Low Duration Fixed Income Fund:
Forward foreign currency contracts	$212,170	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$212,170	$—
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$423,924	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$423,924	$—
Destinations Multi Strategy Alternatives Fund:
Swap contracts(b)	$770,157	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$770,157	$—

(a)
Excludes exchange-traded derivatives.

(b)
The total value of the net amounts of assets and liabilities is comprised of Swap contracts, at value on the Statements of Assets and Liabilities less the net value of the Upfront premiums paid (received) disclosed in the Fund’s Schedules of Investments.

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2019.
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations International Equity Fund
Over-the-counter
JPMorgan Chase & Co.	$17,504	$—	$—	$17,504
Total Over-the-counter derivative instruments	$17,504	$—	$—	$17,504

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations International Equity Fund
Over-the-counter
HSBC Bank USA.	$32,619	$—	$—	$32,619
Total Over-the-counter derivative instruments	$32,619	$—	$—	$32,619

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$212,170	$—	$—	$212,170
Total Over-the-counter derivative instruments	$212,170	$—	$—	$212,170

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$423,924	$—	$—	$423,924
Total Over-the-counter derivative instruments	$423,924	$—	$—	$423,924

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co.	$770,157	$—	$—	$770,157
Total Over-the-counter derivative instruments	$770,157	$—	$—	$770,157

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
Net amount represents the new amount receivable from the counterparty in the event of default.

(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)
Net amount represents the net amount payable to the counterparty in the event of default.

(e)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7. Investment Management Agreement
Brinker Capital, Inc., serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

7. Investment Management Agreement (continued)
Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Subadvisory Fee	Brinker Capital Inc. Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.23%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.46%	0.39%	0.90%
Destinations International Equity Fund	0.52%	0.39%	1.00%
Destinations Equity Income Fund	0.26%	0.39%	0.80%
Destinations Real Assets Fund	0.57%	0.39%	1.00%
Destinations Core Fixed Income Fund	0.18%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.29%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.16%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.56%	0.39%	1.35%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2019 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.
For the period ended August 31, 2019, the amounts waived by the Adviser were as follows:
Fund
Destinations Large Cap Equity Fund	$2,307,870
Destinations Small-Mid Cap Equity Fund	246,239
Destinations International Equity Fund	753,207
Destinations Equity Income Fund	318,509
Destinations Real Assets Fund	40,571
Destinations Core Fixed Income Fund	718,938
Destinations Low Duration Fixed Income Fund	42,774
Destinations Global Fixed Income Opportunities Fund	443,067
Destinations Municipal Fixed Income Fund	687,263
Destinations Multi Strategy Alternatives Fund	1,847,507

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory program that does not include a sub-transfer agent fee.
For the period ended August 31, 2019, class specific expenses (prepaids) were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$2,672,054
Destinations Small-Mid Cap Equity Fund	720,373
Destinations International Equity Fund	1,266,511
Destinations Equity Income Fund	301,930
Destinations Real Assets Fund	139,883
Destinations Core Fixed Income Fund	1,343,066
Destinations Low Duration Fixed Income Fund	293,359
Destinations Global Fixed Income Opportunities Fund	584,464
Destinations Municipal Fixed Income Fund	658,581
Destinations Multi Strategy Alternatives Fund	680,714
9. Investments
During the period ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
Fund	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$979,360,729	$775,780,831	$—	$—
Destinations Small-Mid Cap Equity Fund	477,360,974	504,229,613	—	—
Destinations International Equity Fund	329,415,650	239,358,379	—	—
Destinations Equity Income Fund	78,104,957	64,333,404	—	—
Destinations Real Assets Fund	49,019,162	137,018,552	—	—
Destinations Core Fixed Income Fund	463,901,833	402,613,632	304,223,125	252,771,273
Destinations Low Duration Fixed Income Fund	187,965,428	189,710,441	2,828,184	1,017,321
Destinations Global Fixed Income Opportunities Fund	279,158,383	331,112,980	—	—
Destinations Municipal Fixed Income Fund	223,602,474	171,557,083	—	—
Destinations Multi Strategy Alternatives Fund	449,165,315	427,195,375	—	—

Notes to Financial Statements
August 31, 2019 (unaudited) (continued)

9. Investments (continued)
At August 31, 2019, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,250,439,064	$662,762,449	$(152,188,746)	$510,573,703
Destinations Small-Mid Cap Equity Fund	898,214,470	123,792,010	(47,788,756)	76,003,254
Destinations International Equity Fund	1,632,247,320	278,024,685	(105,237,137)	172,787,548
Destinations Equity Income Fund	407,641,177	34,820,959	(25,293,546)	9,527,413
Destinations Real Assets Fund	150,004,577	4,297,512	(18,606,519)	(14,309,007)
Destinations Core Fixed Income Fund	1,893,008,289	74,179,171	(14,183,121)	59,996,050
Destinations Low Duration Fixed Income Fund	402,040,102	1,478,448	(4,084,218)	(2,605,770)
Destinations Global Fixed Income Opportunities Fund	785,921,387	9,750,668	(11,041,329)	(1,290,661)
Destinations Municipal Fixed Income Fund	877,273,143	41,989,961	(224,081)	41,765,880
Destinations Multi Strategy Alternatives Fund	995,097,982	22,946,205	(89,088,942)	(66,142,737)
10. Shares of Beneficial Interest
At February 28, 2019, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of  $0.001 per share. At February 28, 2019, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:
	Period ended August 31, 2019		Period ended August 31, 2019		Year ended February 28, 2019		Period ended February 28, 2019*
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	26,482,784	316,134,097	11,218,027	111,563,919	101,792,492	1,129,725,279	8,374,344	82,958,463
Shares issued on reinvestment	—	—	—	—	8,817,901	92,147,062	325,972	2,777,276
Shares repurchased	(23,735,302)	(283,017,543)	(848,480)	(8,273,828)	(54,731,880)	(643,323,422)	(1,342,871)	(12,343,692)
Net Increase	2,747,482	33,116,554	10,369,547	103,290,091	55,878,513	578,548,919	7,357,445	73,392,047
Destinations Small-Mid Cap Equity Fund
Shares sold	6,911,706	78,984,749	2,811,954	26,660,052	34,664,792	371,756,983	2,255,609	22,691,457
Shares issued on reinvestment	—	—	—	—	3,886,724	38,556,303	139,990	1,128,317
Shares repurchased	(12,622,746)	(146,169,404)	(391,594)	(3,688,329)	(17,268,373)	(193,629,966)	(363,167)	(3,142,418)
Net Increase (Decrease)	(5,711,040)	(67,184,655)	2,420,360	22,971,723	21,283,143	216,683,320	2,032,432	20,677,356
Destinations International Equity Fund
Shares sold	15,043,253	168,851,745	5,122,243	50,736,568	52,618,227	553,782,717	3,921,131	37,465,208
Shares issued on reinvestment	—	—	—	—	1,768,142	17,486,924	61,041	526,783
Shares repurchased	(12,722,344)	(142,411,890)	(440,678)	(4,309,974)	(26,142,011)	(289,212,441)	(511,301)	(4,606,198)
Net Increase	2,320,909	26,439,855	4,681,565	46,426,594	28,244,358	282,057,200	3,470,871	33,385,793
Destinations Equity Income Fund
Shares sold	4,081,172	42,267,379	656,271	6,600,565	14,820,009	146,101,281	1,144,805	11,442,280
Shares issued on reinvestment	472,208	4,876,208	15,796	158,249	2,088,485	20,394,007	46,257	434,586
Shares repurchased	(3,593,637)	(37,163,171)	(164,679)	(1,633,964)	(10,089,294)	(102,029,957)	(161,426)	(1,541,776)
Net Increase	959,743	9,980,416	507,388	5,124,850	6,819,200	64,465,331	1,029,636	10,335,090

Notes to Financial Statements
August 31, 2019 (unaudited) (concluded)

10. Shares of Beneficial Interest (concluded)
	Period ended August 31, 2019		Period ended August 31, 2019		Year ended February 28, 2019		Period ended February 28, 2019*
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Real Assets Fund
Shares sold	2,517,664	14,183,948	884,321	4,682,435	15,078,673	138,429,624	703,514	5,826,365
Shares issued on reinvestment	—	—	—	—	55,796	337,006	1,890	11,547
Shares repurchased	(2,613,676)	(14,603,804)	(72,751)	(392,911)	(6,821,564)	(56,134,660)	(93,006)	(634,022)
Net Increase (Decrease)	(96,012)	(419,856)	811,570	4,289,524	8,312,905	82,631,970	612,398	5,203,890
Destinations Core Fixed Income Fund
Shares sold	19,364,332	194,830,222	5,620,918	58,257,244	51,629,353	504,965,401	3,123,658	31,239,465
Shares issued on reinvestment	2,563,612	25,814,809	70,122	726,910	4,484,582	43,781,187	35,951	358,837
Shares repurchased	(13,562,427)	(136,353,895)	(371,612)	(3,841,772)	(34,866,632)	(340,488,950)	(322,483)	(3,221,197)
Net Increase	8,365,517	84,291,136	5,319,428	55,142,382	21,247,303	208,257,638	2,837,126	28,377,105
Destinations Low Duration Fixed Income Fund
Shares sold	3,719,846	36,718,185	985,567	9,921,571	26,087,024	257,497,046	687,831	6,912,149
Shares issued on reinvestment	702,172	6,921,376	17,554	176,321	922,285	9,068,735	8,602	86,000
Shares repurchased	(4,369,121)	(43,134,043)	(77,246)	(777,059)	(5,827,894)	(57,419,750)	(86,440)	(865,282)
Net Increase	52,897	505,518	925,875	9,320,833	21,181,415	209,146,031	609,993	6,132,867
Destinations Global Fixed Income Opportunities Fund
Shares sold	6,430,172	63,722,398	1,791,009	18,092,036	32,997,812	326,225,606	1,660,540	16,628,666
Shares issued on reinvestment	1,577,559	15,625,768	42,814	431,080	2,770,666	27,223,257	25,960	257,546
Shares repurchased	(9,293,843)	(92,242,898)	(228,816)	(2,306,864)	(17,652,417)	(173,684,915)	(248,378)	(2,465,584)
Net Increase (Decrease)	(1,286,112)	(12,894,732)	1,605,007	16,216,252	18,116,061	179,763,948	1,438,122	14,420,628
Destinations Municipal Fixed Income Fund
Shares sold	6,545,241	67,487,086	503,597	5,214,878	75,603,154	756,168,946	1,447,265	14,466,808
Shares issued on reinvestment	804,483	8,315,116	14,141	146,629	1,013,048	10,104,941	10,976	109,817
Shares repurchased	(8,397,339)	(86,606,725)	(147,533)	(1,524,855)	(14,507,379)	(144,701,847)	(262,065)	(2,633,236)
Net Increase (Decrease)	(1,047,615)	(10,804,523)	370,205	3,836,652	62,108,823	621,572,040	1,196,176	11,943,389
Destinations Multi Strategy Alternatives Fund
Shares sold	7,759,554	75,431,019	2,478,621	23,463,017	35,970,092	364,349,389	2,040,589	20,189,598
Shares issued on reinvestment	1,587,415	15,346,065	33,899	319,962	4,873,632	46,982,654	63,263	586,237
Shares repurchased	(7,364,856)	(71,537,047)	(207,522)	(1,965,659)	(38,135,236)	(387,871,442)	(508,098)	(4,963,160)
Net Increase	1,982,113	19,240,037	2,304,998	21,817,320	2,708,488	23,460,601	1,595,754	15,812,675

*
The values shown represent the period from Fund’s Class Z inception (July 16, 2018) through the period ended February 28, 2019.

11. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)

Approval of Sub-advisory Agreements
Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund”) and Brinker Capital, Inc. (“Manager”), have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, the Manager selects investments in third-party funds, serves as “manager of managers” for the Trust, and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each Sub-adviser.
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially, as well as renewed annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of any approvals or renewals of the Agreements, the Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.
At in-person meetings held on March 5-6, 2019 (“March Meeting”) and June 5-6, 2019 (“June Meeting” and, together with the March Meeting, the “Meetings”), the Board, including a majority of the Independent Trustees, approved two Sub-advisory Agreements, one between the Manager and LMCG Investments, LLC (“LMCG”) with respect to the Destinations Multi Strategy Alternatives Fund, and the other between the Manager and Mellon Investments Corporation (“Mellon”) with respect to the Destinations Large Cap Equity Fund, pursuant to which the Sub-adviser will provide day-to-day management of a percentage of the respective Fund’s portfolio allocated to it by the Manager. The Board also considered information provided by the Manager during prior meetings. In doing so, the Trustees requested and received information from the Manager and the Sub-advisers that they deemed reasonably necessary for their review of the Agreements and to evaluate the performance of the Manager and Sub-advisers. The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and non-management Trustees, and met in executive sessions separate from representatives of the Manager and Sub-advisers.
In voting to approve the Sub-advisory Agreements, the Trustees considered whether the approval of the Sub-advisory Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Services Provided Under the Sub-advisory Agreements
The Board received and considered information regarding the nature, extent and quality of services to be provided to each Fund by its proposed new sub-adviser under its Sub-advisory Agreement. The Trustees considered information regarding the process by which the Manager selected and recommended the proposed Sub-advisers to the Board and the supervisory activities over the Sub-advisers, to be provided by the Manager, including monitoring each Sub-adviser’s compliance with the investment objectives, policies, and restrictions of the applicable Fund. The Board considered each Sub-adviser’s proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Fund assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Fund assets to be managed by each Sub-adviser and of other key personnel of the Sub-adviser. The Board specifically took into account each Sub-adviser’s investment process and capabilities, evaluating, as applicable, how the proposed Sub-advisers complemented each of the other Sub-advisers to that Fund. The Board also considered the background and experience of each Sub-adviser’s portfolio managers. The Trustees discussed the terms of the Sub-advisory Agreements and considered the Manager’s favorable assessment of the nature and quality of the Sub-advisers’ services expected to be provided to the applicable Fund. The Board also reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of the Manager and each of the Sub-advisers.
The Board then discussed with representatives of the Manager, the portfolio management strategy proposed to be employed by each Sub-adviser. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each such Sub-adviser were adequate and appropriate in light of  (i) the Sub-adviser’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios,

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited) (concluded)

(ii) the portfolio management and research resources expected to be applied by the Sub-adviser in managing the portion of the applicable Fund’s assets allocated to it, (iii) how the Sub-adviser was expected to complement the applicable Fund’s existing Sub-advisers, (iv) the Sub-adviser’s compliance program, and (v) the Manager’s recommendation to engage the Sub-adviser.
Fund Performance
Because the Sub-advisers were to be newly-appointed for the Funds, the Board could not consider their investment performance in managing the respective Fund’s assets as a factor in evaluating the proposed Sub-advisory Agreements during the Meetings. The Board, however, received information from management regarding LMCG’s historical performance returns managing investment mandates similar to that of the Destinations Multi Strategy Alternatives Fund, with such performance compared to a relevant index. The Board also received information from management regarding Mellon’s historical performance returns managing investment mandates similar to that of the Destinations Large Cap Equity Fund, with such performance compared to a relevant index. The Board discussed with representatives of the Manager the investment strategy to be employed by each Sub-adviser in the management of the respective Fund’s assets. The Board discussed the reputation and experience of each Sub-adviser, their respective portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors supported a decision to approve each Sub-advisory Agreement.
Sub-advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the proposed fees payable under each Sub-advisory Agreement, noting that the proposed fees would be paid to the proposed Sub-advisers by the Manager and, thus, would not impact the fees paid by the Funds. The Board concluded that the proposed fees payable to each Sub-adviser by the Manager with respect to the assets to be managed by the Sub-adviser were reasonable and appropriate. The Board recognized that, because each Sub-adviser’s fee would be paid by the Manager, and not the applicable Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Manager. The Board received and considered a profitability analysis of the Manager with respect to the addition of LMCG and Mellon as Sub-advisers to the respective Funds and determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Funds by the Manager and the respective Sub-adviser, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by the Manager to 39 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-adviser’s fee would be paid by the Manager, and not the applicable Fund, an analysis of economies of scale with respect to each Sub-adviser was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Manager. The Board also concluded that any benefits expected to accrue to either new Sub-adviser by virtue of its relationship with the applicable Fund were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to approve the proposed Sub-advisory Agreements between the Manager and LMCG and the Manager and Mellon for a one-year period and for an initial two-year period, respectively, having determined that each agreement would be in the best interests of the applicable Fund. No single factor considered by the Board was identified by the Board as the principal factor in determining whether to approve the Sub-advisory Agreements.
Following the Board’s approval, the Manager entered into a Sub-advisory Agreement with each Sub-adviser, which became effective as of March 6, 2019 for LMCG and as of June 6, 2019 for Mellon. LMCG began managing the assets of the Destinations Multi Strategy Alternatives Fund allocated to it by the Manager on March 18, 2019 and Mellon began managing the assets of the Destinations Large Cap Equity Fund allocated to it by the Manager on June 14, 2019.

Additional Information (unaudited)

Trustees and Officers of the Trust
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Manager and between the Manager and the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Brinker Capital, Inc. (“Brinker” or the “Manager”) serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-877-771-7979.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
Ellyn L. Brown Brown Associates 11055 Greenspring Ave, Annex A Lutherville, MD 21093 Birth Year: 1950	Chair of the Board of Trustees	Chair as of April 1, 2018; Trustee Since 2017	Retired Attorney since 2006. Former Principal of Brown and Associates from 1996 to 2006.	10	CNO Financial, Inc. since 2012, Walter Investment Management Corp. from 2013 to 2017, NYSE Regulation, Inc. from 2010 to 2014, Financial Industry Regulatory Authority, Inc. (FINRA) from 2007 to 2012, NYSE-Euronext from 2006 to 2013.
J. Scott Coleman, CFA
7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	Retired since 2015. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust from 2011 to 2015.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Nicholas Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Bank, Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust.
Gregory E. McGowan Franklin Templeton 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Global Capital PLC (Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L.

*
Each Trustee remains in office until he or she resigns, retires or is removed.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INTERESTED TRUSTEES*
Joseph V. Del Raso Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Pepper Hamilton LLP (law firm) since 1998.	10	Global Capital PLC (Malta Public Company).
Noreen D. Beaman Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Trustee and Chief Executive Officer	Since 2018	Chief Executive Officer of Brinker Capital, Inc. since 2012.	10	PIMCO RIA Advisory Board, MMI Board of Governors, MMI Leadership Pathway, Envestnet Institute Women In Wealth; St. Peter’s University Board of Trustees (2014 to 2017).

*
Each Trustee remains in office until he or she resigns, retires or is removed.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*
Philip Green, Jr. Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since January 2017	Chief Financial Officer, Brinker Capital Holdings Inc., Brinker Capital Inc. and Brinker Capital Securities since 2000.
Brian Ferko Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti-Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital, Inc. since 2015; Chief Compliance Officer of Brinker Capital, Inc. contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of CCS from 2012 to 2015.
Jason B. Moore Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1972	President	Since January 2017	Chief Administrative Officer, Brinker Capital, Inc. since 2016; Managing Director, Morgan Stanley from 2012 to 2016.
Donna Marley Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds, Brinker Capital, Inc. since 2017; Executive Director, Morgan Stanley from 2009 to 2017.

Additional Information (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Peter Townsend Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer at Brinker Capital, Inc. since 2017; Director of Compliance at Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance at Cipperman Compliance Services from 2013 to 2015; Associate at J.P. Morgan Chase & Co. from 2008 to 2013.
Charles Widger Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1945	Investment Officer	Since January 2017	Executive Chairman of Brinker Capital, Inc. since 2012.
Jeffrey Raupp, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Chief Investment Officer	Since January 2017	Chief Investment Officer of Brinker Capital, Inc. since 2018; Director of Investments of Brinker Capital, Inc. since 2017; Senior Vice President of Brinker Capital, Inc. in 2016; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2016.
Amy Magnotta, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Senior Vice President and Head of Discretionary Portfolios of Brinker Capital Inc. since 2017; Senior Investment Manager of Brinker Capital, Inc. from 2008 to 2017.
Leigh Lowman, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Investment Manager, Brinker Capital, Inc. since 2017; Senior Investment Analyst, Brinker Capital, Inc. from 2015 to 2017; Outreach Analyst, The Investment Fund for Foundations from 2014 to 2015; Senior Associate, Mondrian Investment Partners from 2011 to 2014.
Christopher Hart Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Investment Officer	Since January 2017	Senior Vice President and Head of Platform Manager Research at Brinker Capital, Inc. since 2017; Senior Vice President in 2016; Core Investment Manager at Brinker Capital, Inc. from 2014 to 2016; Investment Director at RS Investments 2013; Vice President/Investment Officer at Morgan Stanley Smith Barney from 2006 to 2013.
Timothy Holland, CFA Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Senior Vice President and Global Investment Strategist of Brinker Capital, Inc. since 2017; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Kristin Pilipzeck Brinker Capital, Inc. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2019	Investment Analyst, Brinker Capital, Inc. since 2017; Operations Associate, Brinker Capital, Inc. from 2001-2017.

*
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Additional Information (unaudited) (continued)

Board Composition and Leadership Structure
Four of the six Trustees on the Board (66.67%) are not “interested persons” (as defined in the 1940 Act) of the Trust and are not affiliated with the Manager or any Sub-adviser (“Independent Trustees”). Ms. Brown, an Independent Trustee, serves as Chair of the Board. There are two primary committees of the Board: the Audit Committee and the Governance Committee. The Audit Committee is chaired by Mr. Marsini and includes all of the Independent Trustees. The Governance Committee is chaired by Mr. Del Raso and includes Ms. Beaman and Messrs. McGowan and Coleman. The Board has determined that this leadership structure is appropriate given (i) the specific characteristics and circumstances of the Trust, (ii) the services that the Manager and its affiliates and the Sub-advisers provide to the Trust, and (iii) the potential conflicts of interest that could arise from these relationships. The Board believes that the existing Board structure is appropriate because, among other things, it allows the Independent Trustees to exercise independent business judgment in evaluating the Trust’s management and service providers.
Board Oversight of Risk Management
The Board considers risk management as part of its general oversight responsibilities. As is the case with virtually all mutual funds, service providers to the Trust, primarily the Manager and the Sub-advisers, have responsibility for the day-to-day management of the Funds, including risk management, which may encompass the management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk. As part of its oversight, the Board, acting at its scheduled meetings, or the Chair of the Board or the appropriate Committee, acting between Board meetings, interacts with and receives reports from senior personnel of service providers, including, but not limited to, the Manager’s investment officers, the Trust’s and the Manager’s Chief Compliance Officer (“CCO”) and the Sub-advisers’ portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee Chair corresponds with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board receives periodic presentations from senior personnel of the Manager or its affiliates regarding investment performance of the Funds and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates and the Sub-advisers regarding risk management, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, cybersecurity, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Manager and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds, many of which are reviewed by the Board. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Trust, counsel to the Manager, and counsel to the Independent Trustees and non-management Trustees regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.
Individual Trustee Qualifications
The Board believes that each Trustee’s experience, qualifications, attributes or skills individually and in combination with those of the other Trustees support the conclusion that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and protect the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness The Board also believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with each other and with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; or other life experiences. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies and/or other investment companies. The Board considered that the various Trustees have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board.

Additional Information (unaudited) (concluded)

Board Committees
The Trust has an Audit Committee. The members of the Audit Committee consist of all the Independent Trustees of the Trust, namely Ms. Brown, Mr. Coleman, Mr. Marsini, Jr. and Mr. McGowan. The Trust also has a Governance Committee composed of Ms. Beaman, Mr. Coleman, Mr. Del Raso and Mr. McGowan. The Board at times may constitute other committees of the Board to assist in the evaluation of specific matters.
The Audit Committee oversees each Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and reviews the compensation of the independent registered public accounting firm. The Audit Committee also pre-approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Trust’s independent registered public accounting firm to the Manager and any advisory affiliates. The Audit Committee met twice during the Trust’s most recent fiscal year.
The primary responsibility of the Governance Committee is to support the Board in providing effective and efficient governance of the Trust. The Governance Committee gathers necessary information and reviews and considers, on behalf of all of the Trustees, the Trust’s Advisory Agreement (defined below), Sub-advisory Agreements (defined below), and agreements with the Trust’s distributor, and assists the Trustees in fulfilling their responsibilities relating to the Board’s evaluation and consideration of these arrangements. The Governance Committee also reviews the compensation to be paid to the Board and coordinates the Board’s annual self-assessment for the purposes of evaluating the performance and effectiveness of the Board.

Brinker Capital Destinations Trust
Investment Adviser
Brinker Capital, Inc.
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
www.taitweller.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risk, objectives, fees and expenses, experience of its management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_SAR

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report of Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust
By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	November 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	November 6, 2019

By:	/s/ Philip Green, Jr.
Philip Green, Jr.
Chief Financial Officer and Treasurer

Date:	November 6, 2019